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As Filed with the Securities and Exchange Commission on April 28, 2005

REGISTRATION NO. 333-30844

811-05846

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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POST-EFFECTIVE AMENDMENT NO. 9

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TO

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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AND AMENDMENT NO. 62

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TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(Name of Depositor)

ONE SUN LIFE EXECUTIVE PARK

WELLESLEY HILLS, MASSACHUSETTS 02481

(Address of Depositor's Principal Executive Offices)

DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(Name and Address of Agent for Service)

COPIES OF COMMUNICATIONS TO:

JOAN E. BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400 EAST

WASHINGTON, D.C. 20007-0805

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

      / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

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      / X/ ON April 29, 2005 PURSUANT TO PARAGRAPH (b) OF RULE 485

      / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

      / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485

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IF APPROPRIATE CHECK THE FOLLOWING BOX:

      / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

PART A

PROSPECTUS

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APRIL 29, 2005

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MFS REGATTA CHOICE

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following

fund options of the MFS/Sun Life Series Trust (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Blend Equity Funds
MFS/ Sun Life Core Equity - S Class	MFS/ Sun Life Mid Cap Value - S Class
MFS/ Sun Life Global Total Return - S Class	Mid-Cap Growth Equity Funds
MFS/ Sun Life International Value - S Class	MFS/ Sun Life Mid Cap Growth - S Class
MFS/ Sun Life Strategic Value - S Class	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return - S Class	MFS/ Sun Life New Discovery - S Class
MFS/ Sun Life Value - S Class	Large-Cap Growth Sector Equity Funds
Large-Cap Blend Equity Funds	MFS/ Sun Life Technology - S Class
MFS/ Sun Life Capital Opportunities - S Class	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Emerging Markets Equity - S Class	MFS/ Sun Life Utilities - S Class
MFS/ Sun Life Massachusetts Investors Trust	High-Quality Intermediate-Term Bond Funds
- S Class	MFS/ Sun Life Government Securities - S Class
MFS/ Sun Life Research - S Class	MFS/ Sun Life Global Governments - S Class
MFS/ Sun Life Research International - S Class	Medium-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond - S Class
MFS/ Sun Life Capital Appreciation - S Class	MFS/ Sun Life Strategic Income - S Class
MFS/ Sun Life Emerging Growth - S Class	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth - S Class	MFS/ Sun Life High Yield - S Class
MFS/ Sun Life International Growth - S Class	Money Market Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Money Market - S Class
Stock - S Class
MFS/ Sun Life Strategic Growth - S Class

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Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS/Sun Life Series Trust.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

This Prospectus must be accompanied by a current prospectus for the Series Fund. Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

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We have filed a Statement of Additional Information dated April 29, 2005 (the "SAI") with the

Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 46 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

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Variable Account Options: The MFS/Sun Life Series Trust *

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The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

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Other Programs *

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Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase -- Annuity Provisions *

Selection of the Annuitant or Co-Annuitant *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

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Individual Retirement Arrangements *

Roth Individual Retirement Arrangements *

Impact of Optional Death Benefit Riders *

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Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A -- Glossary *

Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C -- Calculation of Basic Death Benefit *

Appendix D -- Caluculation of EEB Optional Death Benefit Rider *

Appendix E -- Calculation of Death Benefit When EEB and MAV and 5% Roll-Up Riders are Selected *

Appendix F -- Calculation of EEB Plus Optional Death Benefit *

Appendix G -- Calculation of EEB Plus with MAV Optional Death Benefit *

Appendix H -- Calculation of EEB Plus with 5% Roll-up Optional Death Benefit *

Appendix I -- Condensed Financial Information *

Appendix J -- Investment Options and Expenses for Initial Class Shares *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

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The headings in this section correspond to headings in the Prospectus under which we discuss these topics

in more detail.

The Annuity Contract

The MFS Regatta Choice Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract

provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract provides no additional tax-deferral benefits to Contracts purchased under Qualified Retirement Plans. The

Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more,

and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a

Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

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You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts financial Services Company ("MFS"), serves as investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

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The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to 0.25% of your daily Account Value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge

against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 7% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

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Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider(s) you elect.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options.

You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

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Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, one or more of the optional death benefit rider. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last 7 Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving

it (or later if allowed by your state), we will send you, depending upon the laws of your state, either the full

amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

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If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          P.O. Box 9133

          Wellesley Hills, MA 02481

          Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
	Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

	Maximum Withdrawal Charge (as a percentage of purchase payments):	7%*

	Maximum Fee Per Transfer (currently $0):	$15**
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Premium Taxes
	(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	7%
	1-2	7%
	2-3	6%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

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Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."

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The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.00%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.55%
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The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived if your Account Value has been allocated only to the Fixed Account during the applicable Account Year or if your Account Value is $75,000 or more on your Account Anniversary. (See "Account Fee.")

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If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of you daily Account Value. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
Rider(s) Elected	% of Average Daily Net Assets

"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

	Total Annual Fund Operating Expenses	Minimum	Maximum
	(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
	Prior to any fee waiver or expense reimbursement*	0.83%	1.60%

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 *	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.
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The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursement arrangements are taken into consideration, fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Funds prospectus.

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THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum

fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000. In addition, this

Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
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	$ 935	$1,543	$2,168	$3,572
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 328	$1,001	$1,698	$3,572-

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The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

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CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix I.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

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You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

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COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

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We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively

in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made

by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

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VARIABLE ACCOUNT OPTIONS: THE MFS/SUN LIFE SERIES TRUST

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The MFS/Sun Life Series Trust (the "Series Fund") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund.

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The Series Fund is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in a number of investment options (each, a "Fund"), each corresponding to one of the portfolios. Additional portfolios may be added to the Series Fund which may or may not be available for investment by the Variable Account.

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Each Fund pays fees to MFS, as its investment adviser, for services rendered pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the

investment advisory and underwriting agreements is solely that of MFS. We undertake no obligation in this regard.

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MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between the Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives,

policies, restrictions, expenses and potential risks of each Fund may be found in the current Series Fund prospectus. You should read the Series Fund prospectus carefully before investing. The

statement of additional information of the Series Fund is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee

Period will not be permitted. In such event, renewals will be made into the Money Market Sub-Account.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of

less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million,

or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we

offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the

administrative expense charge) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."

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For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market

Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

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     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are

no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

These automatic transfers of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

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     Early Withdrawals

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If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to

the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

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o	you may not make more than 12 transfers in any Account Year;

o	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	at least 30 days must elapse between transfers to and from Guarantee Periods;

o	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

o	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

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There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests For Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock

Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will

require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

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     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 6 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of contract values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds reserve the right to refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
o	when a new broker of record is designated for the Contract;

o	when the Participant changes;

o	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

o	when necessary in our view to avoid hardship to a Participant; or

o	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

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Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, mortality and expense risk charges, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

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Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

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     Dollar-Cost Averaging

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Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account

under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as

commencing a new dollar-cost averaging program and may be subject to the minimum.

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The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

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If you elect an asset allocation program, we automatically rebalance your Purchase Payments among the Sub-Accounts represented in the model you choose. We rebalance your Purchase Payments on a quarterly basis, without further instruction, until we receive notification that you wish to terminate the program or choose a different model. While the asset allocation models may be reviewed and changed from time to time, we will not change your original percentage allocations among the Sub-Accounts in the model you chose, unless you advise us otherwise. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you or whether you wish to change your percentage allocations.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

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You may change or stop either program at any time, by written notice to us.

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     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed

the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have

the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting A Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account

Value. To make a withdrawal, other then a Systematic Withdrawal, you must send us a written request at

our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal

request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made;

we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

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Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual

amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

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Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

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If you request a partial withdrawal that would result in your Account Value being reduced to an amount

less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

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     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

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o	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	when an SEC order permits us to defer payment for the protection of Participants.

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We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last 7 Account Years, including the current Account Year, as "New Payments," and we refer to Purchase Payments made before the last 7 Account Years as "Old Payments."

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:
o	your Contract's earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

o	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract's earnings are equal to:
o	your Account Value, minus

o	all Purchase Payments made plus

o	all partial withdrawals and charges taken.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

     Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:
(1)	the free withdrawal amount, and

(2)	unliquidated payments on a first-in, first-out basis.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 6%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has

been held in your Account. The Withdrawal Charge scale is as follows:

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Number of
Account Years
Payment Has Been	Withdrawal
In Your Contract	Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 6%, regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since we issued your Contract,

o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and
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o	your confinement to an eligible nursing home began after your Issue Date.

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An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

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o	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or
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o	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

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		% of Average
	Rider(s) You Elect*	Daily Net Assets
	"EEB"	0.15%
	"MAV"	0.15%
	"5% Roll-Up"	0.15%
	"EEB" and "MAV"	0.25%
	"EEB" and "5% Roll-Up"	0.25%
	"MAV" and "5% Roll-Up"	0.25%
	"EEB Plus"	0.25%
	"EEB" and "MAV" and "5% Roll-Up"	0.40%
	"EEB Plus MAV"	0.40%
	"EEB Plus 5% Roll-Up"	0.40%

                             _____________________________________

                             * As defined below

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

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If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death

benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

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(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

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For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

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If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

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     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or
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o

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

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     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider PLUS the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider PLUS the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
o	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

o

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

o

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

o

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of -any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:

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o	an original certified copy of an official death certificate;

o	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	any other proof we find satisfactory.

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THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

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You may change the Annuity Commencement Date from time to time by sending us written notice, if a form acceptable to us, with the following additional limitations:

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o	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.
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o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8, & 9-year period certain options are not available if your Account has been issued within the past 7 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.15% of your average daily net assets (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within 7 years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and

privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract

otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our

Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

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If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

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o	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	any required minimum distribution, or

o	any hardship distribution.

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Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

    Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of

ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the

potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

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     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAsand we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

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Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is

included in taxable income. The Internal Revenue Service imposes special information requirements with respect to Roth IRAsand we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

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     Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value of any additional benefits that are provided under your Contract (such as optional death benefits) will be added to the Contract's account balance in order to calculate the RMD amount. The actuarial present value will also be determined as of 12/31 of the prior calendar year. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the account balance for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 account balance. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 account value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 account balance. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns 2 Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns 2 Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

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Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus

vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements.. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts". You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

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For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

During 2002, 2003, and 2004, approximately $54,432, $194,182, and $78,039, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after

the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized

Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry

ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

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We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

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The Company's Annual Report on Form 10-K for the year ended December 31, 2004 filed with the

SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

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The financial statements of the Variable Account for the year ended December 31, 2004 are also included in the SAI.

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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Sun Life Assurance Company of Canada (U.S.)
Calculation of Performance Data
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

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This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional

Information dated April 29, 2005, which is incorporated herein by reference. The Statement of

Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley, Massachusetts 02481

Please send me a Statement of Additional Information for
MFS Regatta Choice Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY: Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SERIES FUND: MFS/Sun Life Series Trust.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
					Payment
	Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
Account	Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year	Value	Earnings	Earnings	Amount	Charge	Percentage	Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
(b) 4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
(c) 8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to the greater of (1) the Contract's earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b)

In Account Year 4, the free withdrawal amount is $12,100, which equals the prior Contract's cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c)

In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract's cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal Calculation

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.
				Remaining
Hypothetical				Free	Amount of			Hypothetical
Account				Withdrawal	Withdrawal			Account
Value				Amount	Subject to	Withdrawal	Withdrawal	Value
Before		Cumulative	Amount of	After	Withdrawal	Charge	Charge	After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
(a) 4	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
(b) 4	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
(c) 4	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
(d) 4	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900
(a)

In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract's cumulative earnings to date. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $2,100 has been from deposits.

(c)

Since $10,900 of the 2 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from deposits.

(d)

Since $11,500 of the 3 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from deposits.

Note that if the $6,900 hypothetical Account Value after withdrawal was withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
o	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

o	The date of surrender is 2 years from the Expiration Date (N = 24).

o	The value of the Guarantee Amount on the date of surrender is $11,910.16.

o	The interest earned in the current Account Year is $674.16.

o	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

o	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:
The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.
The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
 Cash Surrender Value*	= $ 56,365.00
 Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	= $ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal Divided By Account Value before withdrawal) = $100,000.00 x ($60,000.00 Divided By $80,000.00)

APPENDIX D

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	= $ 115,000
Cash Surrender Value*	= $ 112,000
Total of Adjusted Purchase Payments**	= $ 85,185
The Death Benefit Amount would therefore be	$ 115,000

- plus -

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 29,815
40% of the above amount	= $ 11,926
Cap of 40% of Adjusted Purchase Payments	= $ 34,074
The lesser of the above two amount = the EEB amount	= $ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN EEB AND MAV
AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

- plus -
The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

 *Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

- plus -
The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
Maximum Anniversary Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

- plus -
The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus MAV
amount	= $ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:
The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

- plus -
The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-up amount	= $ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I


CONDENSED FINANCIAL INFORMATION

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year
Bond S Class - Level 1
	2004	11.8211	12.3943	22,177
	2003	10.9115	11.8211	25,478
	2002	-	10.9115	28,207
	2001	10.0000	-	0

Bond S Class - Level 2
	2004	11.7791	12.3314	310,629
	2003	10.8892	11.7791	364,889
	2002	10.0810	10.8892	388,977
	2001	10.0000	10.0810	73,400

Bond S Class - Level 4
	2004	11.7373	12.2689	198,619
	2003	10.8670	11.7373	282,989
	2002	10.0757	10.8670	268,843
	2001	10.0000	10.0757	106,644

Bond S Class - Level 5
	2004	11.7094	12.2273	243,160
	2003	10.8522	11.7094	274,796
	2002	10.0722	10.8522	251,676
	2001	10.0000	10.0722	87,054

Bond S Class - Level 6
	2004	11.6676	12.1652	405,367
	2003	10.8300	11.6676	497,052
	2002	10.0669	10.8300	476,404
	2001	10.0000	10.0669	92,588

Bond Series - Level 1
	2004	-	-	0
	2003	12.2046	-	0
	2002	11.2490	12.2046	28,714
	2001	10.5347	11.2490	53,054
	2000	10.0000	10.5347	77,459

Bond Series - Level 2
	2004	13.1879	13.8507	484,329
	2003	12.1594	13.1879	652,106
	2002	11.2243	12.1594	675,415
	2001	10.5347	11.2243	518,393
	2000	10.0000	10.5347	62,271

Bond Series - Level 3
	2004	13.1422	13.7887	86,856
	2003	12.1295	13.1422	92,957
	2002	11.2080	12.1295	125,087
	2001	10.5300	11.2080	115,086
	2000	10.0000	10.5300	29,888

Bond Series - Level 4
	2004	13.1192	13.7576	517,563
	2003	12.1144	13.1192	608,045
	2002	11.1998	12.1144	584,110
	2001	10.5277	11.1998	568,948
	2000	10.0000	10.5277	41,361

Bond Series - Level 5
	2004	13.0735	13.6957	794,564
	2003	12.0844	13.0735	908,050
	2002	11.1834	12.0844	1,083,642
	2001	10.5230	11.1834	977,136
	2000	10.0000	10.5230	128,272

Bond Series - Level 6
	2004	13.0051	13.6033	365,273
	2003	12.0396	13.0051	400,141
	2002	11.1588	12.0396	411,300
	2001	10.5160	11.1588	319,640
	2000	10.0000	10.5160	49,564

Capital Appreciation S Class - Level 1
	2004	8.2547	9.0531	22,142
	2003	6.4963	8.2547	2,941
	2002	-	6.4963	2,975
	2001	10.0000	-	0

Capital Appreciation S Class - Level 2
	2004	8.2253	9.0071	412,736
	2003	6.4830	8.2253	455,595
	2002	9.7249	6.4830	418,181
	2001	10.0000	9.7249	102,569

Capital Appreciation S Class - Level 4
	2004	8.1960	8.9615	252,963
	2003	6.4698	8.1960	270,347
	2002	9.7198	6.4698	243,518
	2001	10.0000	9.7198	55,862

Capital Appreciation S Class - Level 5
	2004	8.1765	8.9310	338,155
	2003	6.4609	8.1765	362,711
	2002	9.7164	6.4609	393,716
	2001	10.0000	9.7164	109,690

Capital Appreciation S Class - Level 6
	2004	8.1474	8.8856	616,644
	2003	6.4477	8.1474	641,017
	2002	9.7113	6.4477	618,000
	2001	10.0000	9.7113	322,594

Capital Appreciation Series - Level 1
	2004	5.1017	5.6072	119,308
	2003	4.0037	5.1017	96,565
	2002	5.9814	4.0037	105,939
	2001	8.0903	5.9814	136,567
	2000	10.0000	8.09025	9,289

Capital Appreciation Series - Level 2
	2004	5.0751	5.5695	1,408,425
	2003	3.9889	5.0751	1,508,505
	2002	5.9683	3.9889	1,738,596
	2001	8.0848	5.9683	1,733,022
	2000	10.0000	8.084847	358,590

Capital Appreciation Series - Level 3
	2004	5.0574	5.5444	137,056
	2003	3.9790	5.0574	135,385
	2002	5.9595	3.9790	162,378
	2001	8.0813	5.9595	157,726
	2000	10.0000	8.0813	144,013

Capital Appreciation Series - Level 4
	2004	5.0486	5.5319	1,594,500
	2003	3.9741	5.0486	1,767,147
	2002	5.9551	3.9741	1,664,301
	2001	8.0795	5.9551	2,062,595
	2000	10.0000	8.0795	621,987

Capital Appreciation Series - Level 5
	2004	5.0309	5.5070	3,177,883
	2003	3.9642	5.0309	3,475,330
	2002	5.9464	3.9642	3,632,175
	2001	8.0759	5.9464	3,780,049
	2000	10.0000	8.0759	1,152,866

Capital Appreciation Series - Level 6
	2004	5.0046	5.4698	1,482,362
	2003	3.9494	5.0046	1,554,820
	2002	5.9333	3.9494	1,684,186
	2001	8.0705	5.9333	1,606,016
	2000	10.0000	8.0705	410,764

Capital Opportunities S Class - Level 2
	2004	8.2706	9.1990	170,823
	2003	6.5364	8.2706	221,647
	2002	9.5201	6.5364	224,433
	2001	10.0000	9.5201	79,372

Capital Opportunities S Class - Level 4
	2004	8.2412	9.1524	161,728
	2003	6.5230	8.2412	173,237
	2002	9.5151	6.5230	181,435
	2001	10.0000	9.5151	71,945

Capital Opportunities S Class - Level 5
	2004	8.2216	9.1213	131,443
	2003	6.5141	8.2216	149,913
	2002	9.5118	6.5141	164,551
	2001	10.0000	9.5118	53,288

Capital Opportunities S Class - Level 6
	2004	8.1922	9.0749	319,016
	2003	6.5007	8.1922	338,080
	2002	9.5067	6.5007	343,746
	2001	10.0000	9.5067	143,895

Capital Opportunities Series - Level 1
	2004	5.3491	5.9731	56,217
	2003	4.2111	5.3491	82,496
	2002	5.9814	4.2111	97,755
	2001	-	5.9814	136,567
	2000	10.0000	-	0

Capital Opportunities Series - Level 2
	2004	5.3211	5.9328	1,029,685
	2003	4.1954	5.3211	1,185,398
	2002	5.9683	4.1954	1,312,032
	2001	8.2203	5.9683	1,733,022
	2000	10.0000	8.2203	542,845

Capital Opportunities Series - Level 3
	2004	5.3025	5.9061	172,086
	2003	4.1850	5.3025	252,475
	2002	5.9595	4.1850	305,821
	2001	8.2166	5.9595	157,726
	2000	10.0000	8.2166	168,372
Capital Opportunities Series - Level 4
	2004	5.2932	5.8927	1,303,620
	2003	4.1798	5.2932	1,602,225
	2002	5.9551	4.1798	1,877,831
	2001	8.2147	5.9551	2,062,595
	2000	10.0000	8.2147	974,321

Capital Opportunities Series - Level 5
	2004	5.2746	5.8661	2,910,709
	2003	4.1694	5.2746	3,336,441
	2002	5.9464	4.1694	3,952,860
	2001	8.211	5.9464	3,780,049
	2000	10.0000	8.211	2,057,010

Capital Opportunities Series - Level 6
	2004	5.2469	5.8264	915,371
	2003	4.1538	5.2469	1,096,122
	2002	5.9333	4.1538	1,256,913
	2001	8.2053	5.9333	1,606,016
	2000	10.0000	8.2053	530,318

Emerging Growth S Class - Level 1
	2004	-	9.1740	12,792
	2003	-	-	0
	2002	-	-	0
	2001	10.0000	-	0

Emerging Growth S Class - Level 2
	2004	8.1742	9.1274	191,362
	2003	6.3058	8.1742	188,328
	2002	9.7174	6.3058	174,754
	2001	10.0000	9.7174	43,745

Emerging Growth S Class - Level 4
	2004	8.1451	9.0811	149,742
	2003	6.2929	8.1451	153,525
	2002	9.7123	6.2929	134,393
	2001	10.0000	9.7123	46,297

Emerging Growth S Class - Level 5
	2004	8.1257	9.0503	152,393
	2003	6.2843	8.1257	157,538
	2002	9.7089	6.2843	187,281
	2001	10.0000	9.7089	80,752

Emerging Growth S Class - Level 6
	2004	8.0967	9.0043	213,993
	2003	6.2714	8.0967	218,597
	2002	9.7038	6.2714	234,953
	2001	10.0000	9.7038	86,683

Emerging Growth Series - Level 1
	2004	4.2700	4.7869	65,152
	2003	3.2800	4.2700	46,887
	2002	5.0333	3.2800	57,582
	2001	7.7721	5.0333	37,403
	2000	10.0000	7.7721	9,525

Emerging Growth Series - Level 2
	2004	4.2476	4.7546	1,408,079
	2003	3.2678	4.2476	1,522,639
	2002	5.0222	3.2678	1,691,153
	2001	7.7668	5.0222	1,966,299
	2000	10.0000	7.7668	564,969

Emerging Growth Series - Level 3
	2004	4.2327	4.7332	648,076
	2003	3.2596	4.2327	565,405
	2002	5.0148	3.2596	625,165
	2001	7.7632	5.0148	648,448
	2000	10.0000	7.7632	167,798

Emerging Growth Series - Level 4
	2004	4.2253	4.7225	1,425,460
	2003	3.2556	4.2253	1,574,638
	2002	5.0111	3.2556	1,742,717
	2001	7.7615	5.0111	2,326,131
	2000	10.0000	7.7615	913,512

Emerging Growth Series - Level 5
	2004	4.2105	4.7011	3,794,094
	2003	3.2475	4.2105	4,112,743
	2002	5.0037	3.2475	4,492,842
	2001	7.7579	5.0037	5,444,437
	2000	10.0000	7.7579	2,170,423

Emerging Growth Series - Level 6
	2004	4.1884	4.6693	1,359,568
	2003	3.2353	4.1884	1,495,727
	2002	4.9926	3.2353	1,594,087
	2001	7.7526	4.9926	1,877,767
	2000	10.0000	7.7526	578,558

Emerging Markets Equity S Class - Level 2
	2004	15.0252	18.8449	24,633
	2003	9.9916	15.0252	40,714
	2002	10.3266	9.9916	14,532
	2001	10.0000	10.3266	2,009

Emerging Markets Equity S Class - Level 4
	2004	14.9718	18.7494	18,595
	2003	9.9711	14.9718	12,844
	2002	10.3212	9.9711	8,036
	2001	10.0000	10.3212	2,101

Emerging Markets Equity S Class - Level 5
	2004	14.9362	18.6859	16,194
	2003	9.9575	14.9362	14,159
	2002	10.3176	9.9575	8,678
	2001	10.0000	10.3176	1,144

Emerging Markets Equity S Class - Level 6
	2004	14.8830	18.5909	39,326
	2003	9.9371	14.8830	50,257
	2002	10.3121	9.9371	33,666
	2001	10.0000	10.3121	8,851

Emerging Markets Equity Series - Level 1
	2004	11.7324	14.7717	12,266
	2003	7.7657	11.7324	12,269
	2002	7.9991	7.7657	12,239
	2001	-	7.9991	30,597
	2000	10.0000	-	0

Emerging Markets Equity Series - Level 2
	2004	11.6711	14.6723	86,627
	2003	7.7369	11.6711	88,849
	2002	7.9816	7.7369	97,610
	2001	8.1595	7.9816	90,757
	2000	10.0000	8.1595	16,933

Emerging Markets Equity Series - Level 3
	2004	11.6306	14.6065	27,453
	2003	7.7178	11.6306	15,573
	2002	7.9699	7.7178	16,685
	2001	8.1559	7.9699	25,552
	2000	10.0000	8.1559	20,014

Emerging Markets Equity Series - Level 4
	2004	11.6102	14.5736	104,733
	2003	7.7082	11.6102	100,907
	2002	7.9640	7.7082	95,419
	2001	8.154	7.9640	108,814
	2000	10.0000	8.154	50,636

Emerging Markets Equity Series - Level 5
	2004	11.5697	14.5080	253,798
	2003	7.6891	11.5697	238,617
	2002	7.9524	7.6891	236,222
	2001	8.1504	7.9524	250,796
	2000	10.0000	8.1504	105,050

Emerging Markets Equity Series - Level 6
	2004	11.5092	14.4101	98,624
	2003	7.6605	11.5092	92,724
	2002	7.9349	7.6605	92,559
	2001	8.145	7.9349	110,619
	2000	10.0000	8.145	54,411

Global Governments S Class - Level 2
	2004	13.1730	14.2971	41,664
	2003	11.5577	13.1730	39,284
	2002	9.7200	11.5577	43,653
	2001	10.0000	9.7200	2,392

Global Governments S Class - Level 4
	2004	13.1262	14.2246	14,494
	2003	11.5342	13.1262	30,466
	2002	9.7149	11.5342	13,639
	2001	10.0000	9.7149	2,495

Global Governments S Class - Level 5
	2004	13.0950	14.1764	12,421
	2003	11.5184	13.0950	9,559
	2002	9.7115	11.5184	9,489
	2001	10.0000	9.7115	1,446

Global Governments S Class - Level 6
	2004	13.0484	14.1044	28,578
	2003	11.4949	13.0484	47,112
	2002	9.7064	11.4949	28,979
	2001	10.0000	9.7064	3,857

Global Governments Series - Level 1
	2004	13.6104	14.8293	53,571
	2003	-	13.6104	25
	2002	-	-	0
	2001	-	-	0
	2000	10.0000	-	0

Global Governments Series - Level 2
	2004	13.5394	14.7295	72,666
	2003	11.8488	13.5394	74,678
	2002	9.9375	11.8488	76,123
	2001	10.2736	9.9375	45,747
	2000	10.0000	10.2736	10,314

Global Governments Series - Level 3
	2004	13.4924	14.6635	19,675
	2003	11.8196	13.4924	19,691
	2002	9.9230	11.8196	31,292
	2001	10.269	9.9230	51,450
	2000	10.0000	10.269	12,317

Global Governments Series - Level 4
	2004	13.4688	14.6304	72,105
	2003	11.8050	13.4688	64,758
	2002	9.9157	11.8050	78,782
	2001	10.2667	9.9157	37,377
	2000	10.0000	10.2667	12,672

Global Governments Series - Level 5
	2004	13.4219	14.5646	139,510
	2003	11.7757	13.4219	153,707
	2002	9.9012	11.7757	160,783
	2001	10.2622	9.9012	129,687
	2000	10.0000	10.2622	54,231

Global Governments Series - Level 6
	2004	13.3517	14.4664	70,191
	2003	11.7320	13.3517	66,538
	2002	9.8795	11.7320	71,947
	2001	10.2553	9.8795	63,953
	2000	10.0000	10.2553	33,261

Global Growth S Class - Level 1
	2004	10.3068	11.7759	6,825
	2003	7.7044	10.3068	8,587
	2002	-	7.7044	11,270
	2001	10.0000	-	0

Global Growth S Class - Level 2
	2004	10.2701	11.7162	31,744
	2003	7.6887	10.2701	38,677
	2002	9.6823	7.6887	45,968
	2001	10.0000	9.6823	8,845

Global Growth S Class - Level 4
	2004	10.2336	11.6567	42,061
	2003	7.6729	10.2336	49,465
	2002	9.6772	7.6729	41,531
	2001	10.0000	9.6772	6,914

Global Growth S Class - Level 5
	2004	10.2093	11.6172	60,431
	2003	7.6624	10.2093	64,737
	2002	9.6738	7.6624	67,839
	2001	10.0000	9.6738	29,671

Global Growth S Class - Level 6
	2004	10.1729	11.5581	53,033
	2003	7.6467	10.1729	39,088
	2002	9.6687	7.6467	36,154
	2001	10.0000	9.6687	3,913

Global Growth Series - Level 1
	2004	-	8.6850	14,167
	2003	-	-	0
	2002	-	-	0
	2001	-	-	0
	2000	10.0000	-	0

Global Growth Series - Level 2
	2004	7.5489	8.6267	301,887
	2003	5.6383	7.5489	359,578
	2002	7.0742	5.6383	408,379
	2001	8.9115	7.0742	428,637
	2000	10.0000	8.9115	155,157

Global Growth Series - Level 3
	2004	7.5228	8.5882	9,115
	2003	5.6244	7.5228	9,071
	2002	7.0639	5.6244	20,123
	2001	8.9077	7.0639	25,432
	2000	10.0000	8.9077	4,354

Global Growth Series - Level 4
	2004	7.5097	8.5689	306,996
	2003	5.6175	7.5097	365,891
	2002	7.0588	5.6175	425,714
	2001	8.9058	7.0588	548,663
	2000	10.0000	8.9058	201,984

Global Growth Series - Level 5
	2004	7.4836	8.5304	551,947
	2003	5.6037	7.4836	586,270
	2002	7.0486	5.6037	634,629
	2001	8.902	7.0486	784,293
	2000	10.0000	8.902	376,659

Global Growth Series - Level 6
	2004	7.4446	8.4731	226,803
	2003	5.5830	7.4446	222,639
	2002	7.0332	5.5830	226,144
	2001	8.8963	7.0332	276,586
	2000	10.0000	8.8963	88,602

Global Total Return S Class- Level 1
	2004	-	-	0
	2003	9.6983	-	0
	2002	-	9.6983	7,980
	2001	10.0000	-	0

Global Total Return S Class - Level 2
	2004	11.7232	13.5436	141,231
	2003	9.6785	11.7232	135,471
	2002	9.7518	9.6785	80,006
	2001	10.0000	9.7518	32,456

Global Total Return S Class - Level 4
	2004	11.6815	13.4749	80,689
	2003	9.6588	11.6815	73,404
	2002	9.7467	9.6588	44,498
	2001	10.0000	9.7467	21,317

Global Total Return S Class- Level 5
	2004	11.6537	13.4292	50,184
	2003	9.6456	11.6537	47,182
	2002	9.7433	9.6456	31,335
	2001	10.0000	9.7433	7,957

Global Total Return S Class - Level 6
	2004	11.6122	13.3610	91,853
	2003	9.6258	11.6122	83,797
	2002	9.7381	9.6258	62,520
	2001	10.0000	9.7381	25,351

Global Total Return Series - Level 1
	2004	-	-	0
	2003	-	-	0
	2002	4.1904	-	0
	2001	-	4.1904	43,044
	2000	10.0000	-	0

Global Total Return Series - Level 2
	2004	11.1741	12.9358	175,912
	2003	9.1922	11.1741	150,507
	2002	9.2435	9.1922	100,244
	2001	9.9684	9.2435	86,849
	2000	10.0000	9.9684	6,315

Global Total Return Series - Level 3
	2004	11.1361	12.8788	1,868
	2003	9.1702	11.1361	17,906
	2002	-	9.1702	12,864
	2001	-	-	0
	2000	10.0000	-	0

Global Total Return Series - Level 4
	2004	11.1171	12.8502	221,787
	2003	9.1592	11.1171	212,311
	2002	9.2244	9.1592	129,638
	2001	9.963	9.2244	121,257
	2000	10.0000	9.963	25,601

Global Total Return Series - Level 5
	2004	11.0792	12.7934	404,139
	2003	9.1372	11.0792	392,672
	2002	9.2116	9.1372	199,870
	2001	9.9593	9.2116	124,339
	2000	10.0000	9.9593	20,862

Global Total Return Series - Level 6
	2004	11.0225	12.7086	131,309
	2003	9.1043	11.0225	119,039
	2002	9.1924	9.1043	72,194
	2001	9.9538	9.1924	56,565
	2000	10.0000	9.9538	5,255

Government Securities S Class- Level 1
	2004	-	11.3535	22,843
	2003	-	-	0
	2002	-	-	0
	2001	10.0000	-	0

Government Securities S Class - Level 2
	2004	11.0359	11.2960	808,370
	2003	10.9594	11.0359	974,838
	2002	10.1238	10.9594	1,072,889
	2001	10.0000	10.1238	226,581

Government Securities S Class - Level 4
	2004	10.9966	11.2387	529,438
	2003	10.9370	10.9966	679,618
	2002	10.1185	10.9370	862,933
	2001	10.0000	10.1185	187,842

Government Securities S Class - Level 5
	2004	10.9705	11.2006	496,684
	2003	10.9221	10.9705	586,861
	2002	10.1149	10.9221	679,375
	2001	10.0000	10.1149	208,275

Government Securities S Class - Level 6
	2004	10.9314	11.1436	783,398
	2003	10.8998	10.9314	903,438
	2002	10.1096	10.8998	1,121,337
	2001	10.0000	10.1096	242,126

Government Securities Series - Level 1
	2004	12.4334	12.7717	54,183
	2003	12.2948	12.4334	56,819
	2002	11.3102	12.2948	79,311
	2001	-	11.3102	82,692
	2000	10.0000	-	0

Government Securities Series - Level 2
	2004	12.3686	12.6858	1,024,867
	2003	12.2492	12.3686	1,208,076
	2002	11.2855	12.2492	1,535,010
	2001	10.6258	11.2855	1,306,150
	2000	10.0000	10.6258	173,385

Government Securities Series - Level 3
	2004	12.3256	12.6289	123,324
	2003	12.2190	12.3256	131,415
	2002	11.2690	12.2190	215,756
	2001	10.621	11.2690	124,911
	2000	10.0000	10.621	20,304

Government Securities Series - Level 4
	2004	12.3041	12.6004	1,080,942
	2003	12.2039	12.3041	1,363,351
	2002	11.2608	12.2039	1,913,473
	2001	10.6187	11.2608	1,359,479
	2000	10.0000	10.6187	209,319

Government Securities Series - Level 5
	2004	12.2612	12.5437	1,869,068
	2003	12.1737	12.2612	2,261,410
	2002	11.2443	12.1737	2,825,612
	2001	10.614	11.2443	2,413,267
	2000	10.0000	10.614	370,992

Government Securities Series - Level 6
	2004	12.1971	12.4591	991,910
	2003	12.1285	12.1971	1,193,587
	2002	11.2196	12.1285	1,486,063
	2001	10.6069	11.2196	1,153,701
	2000	10.0000	10.6069	120,982

High Yield S Class - Level 1
	2004	-	13.0232	8,191
	2003	-	-	0
	2002	-	-	0
	2001	10.0000	-	0

High Yield S Class - Level 2
	2004	11.9854	12.9572	309,681
	2003	10.0033	11.9854	380,188
	2002	9.8907	10.0033	335,353
	2001	10.0000	9.8907	82,530

High Yield S Class - Level 4
	2004	11.9428	12.8915	204,318
	2003	9.9829	11.9428	230,237
	2002	9.8856	9.9829	213,922
	2001	10.0000	9.8856	56,208

High Yield S Class - Level 5
	2004	11.9144	12.8478	263,671
	2003	9.9693	11.9144	297,600
	2002	9.8821	9.9693	268,307
	2001	10.0000	9.8821	81,594

High Yield S Class - Level 6
	2004	11.8720	12.7825	367,813
	2003	9.9489	11.8720	418,695
	2002	9.8769	9.9489	340,346
	2001	10.0000	9.8769	91,947

High Yield Series - Level 1
	2004	11.3166	12.2725	23,170
	2003	9.4127	11.3166	28,183
	2002	9.2578	9.4127	60,006
	2001	-	9.2578	83,541
	2000	10.0000	-	0

High Yield Series - Level 2
	2004	11.2576	12.1899	564,160
	2003	9.3779	11.2576	663,799
	2002	9.2375	9.3779	649,634
	2001	9.1845	9.2375	734,017
	2000	10.0000	9.1845	112,132

High Yield Series - Level 3
	2004	11.2185	12.1353	90,233
	2003	9.3547	11.2185	72,234
	2002	9.2241	9.3547	50,292
	2001	9.1804	9.2241	47,866
	2000	10.0000	9.1804	25,020

High Yield Series - Level 4
	2004	11.1989	12.1080	607,807
	2003	9.3431	11.1989	683,551
	2002	9.2173	9.3431	666,543
	2001	9.1784	9.2173	713,877
	2000	10.0000	9.1784	143,301

High Yield Series - Level 5
	2004	11.1599	12.0534	1,086,821
	2003	9.3200	11.1599	1,227,232
	2002	9.2038	9.3200	1,190,722
	2001	9.1743	9.2038	1,345,131
	2000	10.0000	9.1743	278,253

High Yield Series - Level 6
	2004	11.1015	11.9722	446,861
	2003	9.2854	11.1015	520,155
	2002	9.1836	9.2854	483,805
	2001	9.1682	9.1836	512,884
	2000	10.0000	9.1682	104,240

International Growth S Class - Level 1
	2004	-	13.3243	8,795
	2003	-	-	0
	2002	-	-	0
	2001	10.0000	-	0

International Growth S Class - Level 2
	2004	11.3099	13.2568	146,689
	2003	8.2696	11.3099	147,002
	2002	9.5087	8.2696	134,517
	2001	10.0000	9.5087	32,328

International Growth S Class - Level 4
	2004	11.2697	13.1896	121,548
	2003	8.2527	11.2697	114,783
	2002	9.5037	8.2527	112,015
	2001	10.0000	9.5037	30,439

International Growth S Class - Level 5
	2004	11.2429	13.1448	101,354
	2003	8.2414	11.2429	110,935
	2002	9.5004	8.2414	139,637
	2001	10.0000	9.5004	30,821

International Growth S Class - Level 6
	2004	11.2028	13.0780	187,883
	2003	8.2245	11.2028	183,749
	2002	9.4953	8.2245	177,116
	2001	10.0000	9.4953	46,282

International Growth Series - Level 1
	2004	9.0801	10.6917	40,952
	2003	6.6143	9.0801	35,186
	2002	-	6.6143	44,467
	2001	-	-	0
	2000	10.0000	-	0

International Growth Series - Level 2
	2004	9.0327	10.6197	363,019
	2003	6.5897	9.0327	401,649
	2002	9.5087	6.5897	493,324
	2001	9.5954	9.5087	32,328
	2000	10.0000	9.5954	36,126

International Growth Series - Level 3
	2004	9.0013	10.5720	83,982
	2003	6.5734	9.0013	63,607
	2002	-	6.5734	82,389
	2001	-	-	0
	2000	10.0000	-	0

International Growth Series - Level 4
	2004	8.9856	10.5482	445,148
	2003	6.5653	8.9856	451,383
	2002	9.5037	6.5653	520,364
	2001	9.5895	9.5037	30,439
	2000	10.0000	9.5895	31,240

International Growth Series - Level 5
	2004	8.9542	10.5007	1,050,570
	2003	6.5490	8.9542	1,067,930
	2002	9.5004	6.5490	1,180,521
	2001	9.5855	9.5004	30,821
	2000	10.0000	9.5855	72,137

International Growth Series - Level 6
	2004	8.9074	10.4298	408,580
	2003	6.5247	8.9074	423,226
	2002	9.4953	6.5247	470,467
	2001	9.5796	9.4953	46,282
	2000	10.0000	9.5796	26,179

International Investors Trust S Class- Level 2
	2004	11.4786	14.4941	32,060
	2003	8.7180	11.4786	34,052
	2002	9.3785	8.7180	27,488
	2001	10.0000	9.3785	936

International Investors Trust S Class- Level 4
	2004	11.4378	14.4206	23,284
	2003	8.7002	11.4378	15,234
	2002	9.3736	8.7002	8,018
	2001	10.0000	9.3736	1,282

International Investors Trust S Class- Level 5
	2004	11.4106	14.3717	18,984
	2003	8.6883	11.4106	14,544
	2002	9.3703	8.6883	6,025
	2001	10.0000	9.3703	442

International Investors Trust S Class- Level 6
	2004	11.3700	14.2987	48,451
	2003	8.6705	11.3700	21,760
	2002	9.3653	8.6705	19,213
	2001	10.0000	9.3653	2,236

International Investors Trust Series - Level 1
	2004	-	12.6757	10,790
	2003	-	-	0
	2002	-	-	0
	2001	-	-	0
	2000	10.0000	9.1063	9,690

International Investors Trust Series - Level 2
	2004	9.9495	12.5910	114,728
	2003	7.5324	9.9495	89,268
	2002	8.1014	7.5324	92,940
	2001	9.1002	8.1014	103,771
	2000	10.0000	9.1002	75,354

International Investors Trust Series - Level 3
	2004	9.9153	12.5349	19,530
	2003	7.5140	9.9153	6,936
	2002	-	7.5140	554
	2001	9.0962	-	27,836
	2000	10.0000	9.0962	19,952

International Investors Trust Series - Level 4
	2004	9.8981	12.5069	148,457
	2003	7.5048	9.8981	101,023
	2002	8.0840	7.5048	92,400
	2001	9.0941	8.0840	90,372
	2000	10.0000	9.0941	143,533

International Investors Trust Series - Level 5
	2004	9.8639	12.4509	328,178
	2003	7.4865	9.8639	265,678
	2002	8.0724	7.4865	230,238
	2001	9.0901	8.0724	236,598
	2000	10.0000	9.0901	395,096

International Investors Trust Series - Level 6
	2004	9.8127	12.3675	126,374
	2003	7.4590	9.8127	89,945
	2002	8.0551	7.4590	75,784
	2001	9.0840	8.0551	88,193
	2000	10.0000	9.0840	116,665

Managed Sectors S Class - Level 1
	2004	8.7179	9.1866	8,663
	2003	7.0500	8.7179	10,078
	2002	-	7.0500	12,139
	2001	10.0000	-	0

Managed Sectors S Class - Level 2
	2004	8.6869	9.1400	13,971
	2003	7.0356	8.6869	19,534
	2002	9.6377	7.0356	24,300
	2001	10.0000	9.6377	8,262

Managed Sectors S Class - Level 4
	2004	8.6560	9.0936	21,083
	2003	7.0212	8.6560	23,553
	2002	9.6326	7.0212	19,600
	2001	10.0000	9.6326	4,450

Managed Sectors S Class - Level 5
	2004	8.6354	9.0628	21,584
	2003	7.0116	8.6354	26,124
	2002	9.6292	7.0116	24,251
	2001	10.0000	9.6292	2,195

Managed Sectors S Class - Level 6
	2004	8.6046	9.0167	30,840
	2003	6.9972	8.6046	34,192
	2002	9.6242	6.9972	35,520
	2001	10.0000	9.6242	4,108

Managed Sectors Series - Level 2
	2004	5.1203	5.4000	311,840
	2003	4.1345	5.1203	350,608
	2002	5.6514	4.1345	380,499
	2001	8.867	5.6514	435,641
	2000	10.0000	8.867	160,500

Managed Sectors Series - Level 3
	2004	5.1026	5.3759	5,239
	2003	4.1243	5.1026	11,201
	2002	5.6433	4.1243	40,787
	2001	8.8633	5.6433	40,787
	2000	10.0000	8.8633	40,787

Managed Sectors Series - Level 4
	2004	5.0938	5.3638	215,596
	2003	4.1193	5.0938	272,922
	2002	5.6392	4.1193	321,889
	2001	8.8615	5.6392	419,332
	2000	10.0000	8.8615	145,449

Managed Sectors Series - Level 5
	2004	5.0761	5.3398	485,859
	2003	4.1092	5.0761	542,420
	2002	5.6311	4.1092	570,979
	2001	8.8577	5.6311	680,652
	2000	10.0000	8.8577	318,263

Managed Sectors Series - Level 6
	2004	5.0498	5.3040	232,762
	2003	4.0940	5.0498	270,190
	2002	5.6190	4.0940	252,549
	2001	8.8522	5.6190	283,968
	2000	10.0000	8.8522	64,615

Massachusetts Investors Growth Stock S Class - Level 1
	2004	8.4680	9.1676	30,217
	2003	6.9628	8.4680	32,727
	2002	-	6.9628	25,611
	2001	10.0000	-	0

Massachusetts Investors Growth Stock S Class - Level 2
	2004	8.4379	9.1210	440,009
	2003	6.9486	8.4379	484,851
	2002	9.7790	6.9486	474,378
	2001	10.0000	9.7790	127,984

Massachusetts Investors Growth Stock S Class - Level 4
	2004	8.4079	9.0748	369,707
	2003	6.9344	8.4079	420,037
	2002	9.7739	6.9344	398,429
	2001	10.0000	9.7739	136,910

Massachusetts Investors Growth Stock S Class - Level 5
	2004	8.3879	9.0440	383,121
	2003	6.9249	8.3879	400,408
	2002	9.7705	6.9249	392,837
	2001	10.0000	9.7705	119,151

Massachusetts Investors Growth Stock S Class - Level 6
	2004	8.3580	8.9980	630,418
	2003	6.9107	8.3580	722,103
	2002	9.7653	6.9107	587,666
	2001	10.0000	9.7653	180,721

Massachusetts Investors Growth Stock Series - Level 1
	2004	5.6375	6.1173	56,958
	2003	4.6151	5.6375	56,958
	2002	6.4797	4.6151	100,115
	2001	8.7153	6.4797	106,297
	2000	10.0000	8.7153	41,788

Massachusetts Investors Growth Stock Series - Level 2
	2004	5.6081	6.0761	1,852,691
	2003	4.5979	5.6081	2,091,078
	2002	6.4655	4.5979	2,228,096
	2001	8.7095	6.4655	2,636,140
	2000	10.0000	8.7095	825,447

Massachusetts Investors Growth Stock Series - Level 3
	2004	5.6483	6.1135	285,848
	2003	4.6357	5.6483	460,873
	2002	6.5251	4.6357	444,541
	2001	8.7988	6.5251	494,984
	2000	10.0000	8.7988	147,610

Massachusetts Investors Growth Stock Series - Level 4
	2004	5.5787	6.0351	3,047,724
	2003	4.5809	5.5787	3,412,410
	2002	6.4513	4.5809	3,545,908
	2001	8.7036	6.4513	4,369,839
	2000	10.0000	8.7036	1,222,281

Massachusetts Investors Growth Stock Series - Level 5
	2004	5.5592	6.0079	6,238,493
	2003	4.5695	5.5592	7,039,271
	2002	6.4418	4.5695	7,600,872
	2001	8.6997	6.4418	8,975,003
	2000	10.0000	8.6997	3,410,945

Massachusetts Investors Growth Stock Series - Level 6
	2004	5.5301	5.9673	1,896,782
	2003	4.5524	5.5301	2,129,544
	2002	6.4276	4.5524	2,217,097
	2001	8.6939	6.4276	2,735,366
	2000	10.0000	8.6939	835,704

Massachusetts Investors Trust S Class - Level 1
	2004	9.1313	10.1010	24,039
	2003	7.5325	9.1313	1,351
	2002	-	7.5325	1,382
	2001	10.0000	-	0

Massachusetts Investors Trust S Class - Level 2
	2004	9.0989	10.0498	711,492
	2003	7.5171	9.0989	746,877
	2002	9.6743	7.5171	723,445
	2001	10.0000	9.6743	208,907

Massachusetts Investors Trust S Class - Level 4
	2004	9.0665	9.9988	582,998
	2003	7.5017	9.0665	608,075
	2002	9.6692	7.5017	600,013
	2001	10.0000	9.6692	153,154

Massachusetts Investors Trust S Class - Level 5
	2004	9.0449	9.9649	568,431
	2003	7.4914	9.0449	615,935
	2002	9.6659	7.4914	662,684
	2001	10.0000	9.6659	209,645

Massachusetts Investors Trust S Class - Level 6
	2004	9.0127	9.9142	853,474
	2003	7.4761	9.0127	928,278
	2002	9.6608	7.4761	879,362
	2001	10.0000	9.6608	283,244

Massachusetts Investors Trust Series - Level 1
	2004	7.6975	8.5338	151,636
	2003	6.3299	7.6975	133,694
	2002	8.1168	6.3299	143,884
	2001	-	8.1168	169,670
	2000	10.0000	-	0

Massachusetts Investors Trust Series - Level 2
	2004	7.6573	8.4763	2,272,435
	2003	6.3064	7.6573	2,500,230
	2002	8.0990	6.3064	2,738,808
	2001	9.7233	8.0990	2,859,591
	2000	10.0000	9.7233	662,105

Massachusetts Investors Trust Series - Level 3
	2004	7.6307	8.4383	134,419
	2003	6.2908	7.6307	196,419
	2002	8.0871	6.2908	251,705
	2001	9.7190	8.0871	287,353
	2000	10.0000	9.7190	106,576

Massachusetts Investors Trust Series - Level 4
	2004	7.6173	8.4192	2,472,606
	2003	6.2830	7.6173	2,710,296
	2002	8.0812	6.2830	2,993,672
	2001	9.7168	8.0812	3,238,309
	2000	10.0000	9.7168	744,449

Massachusetts Investors Trust Series - Level 5
	2004	7.5907	8.3813	5,259,871
	2003	6.2674	7.5907	5,757,625
	2002	8.0693	6.2674	6,256,339
	2001	9.7125	8.0693	7,010,803
	2000	10.0000	9.7125	1,982,246

Massachusetts Investors Trust Series - Level 6
	2004	7.5510	8.3247	2,133,775
	2003	6.2441	7.5510	2,342,417
	2002	8.0516	6.2441	2,414,055
	2001	9.7050	8.0516	2,739,234
	2000	10.0000	9.7060	623,357

Mid Cap Growth S Class - Level 1
	2004	6.8661	7.7683	10,253
	2003	5.0501	6.8661	12,870
	2002	-	5.0501	23,576
	2001	10.0000	-	0

Mid Cap Growth S Class - Level 2
	2004	6.8417	7.7289	312,839
	2003	5.0398	6.8417	365,969
	2002	9.6505	5.0398	334,570
	2001	10.0000	9.6505	68,341

Mid Cap Growth S Class - Level 4
	2004	6.8173	7.6896	235,067
	2003	5.0295	6.8173	223,376
	2002	9.6454	5.0295	218,225
	2001	10.0000	9.6454	58,437

Mid Cap Growth S Class - Level 5
	2004	6.8011	7.6635	266,087
	2003	5.0226	6.8011	289,553
	2002	9.6420	5.0226	296,163
	2001	10.0000	9.6420	73,830

Mid Cap Growth S Class - Level 6
	2004	6.7768	7.6246	358,960
	2003	5.0123	6.7768	413,368
	2002	9.6369	5.0123	375,433
	2001	10.0000	9.6369	97,210

Mid Cap Growth Series - Level 2
	2004	4.9998	5.6649	461,018
	2003	3.6684	4.9998	480,684
	2002	7.0234	3.6684	395,586
	2001	9.2503	7.0234	432,824
	2000	10.0000	9.2503	34,282

Mid Cap Growth Series - Level 3
	2004	4.9831	5.6403	152,487
	2003	3.6599	4.9831	178,259
	2002	7.0142	3.6599	86,131
	2001	9.2475	7.0142	166,380
	2000	10.0000	9.2475	32,880

Mid Cap Growth Series - Level 4
	2004	4.9747	5.6279	953,546
	2003	3.6556	4.9747	991,837
	2002	7.0095	3.6556	765,488
	2001	9.2461	7.0095	759,585
	2000	10.0000	9.2461	135,289

Mid Cap Growth Series - Level 5
	2004	4.9581	5.6034	1,403,084
	2003	3.6471	4.9581	1,359,098
	2002	7.0003	3.6471	1,074,028
	2001	9.2434	7.0003	1,086,103
	2000	10.0000	9.2434	257,499

Mid Cap Growth Series - Level 6
	2004	4.9332	5.5668	528,518
	2003	3.6343	4.9332	465,926
	2002	6.9864	3.6343	394,997
	2001	9.2393	6.9864	430,208
	2000	10.0000	9.2393	44,338

Mid Cap Value S Class - Level 2
	2004	10.2596	12.3472	69,805
	2003	7.8685	10.2596	23,832
	2002	10.0000	7.8685	11,064

Mid Cap Value S Class - Level 4
	2004	10.2336	12.2972	15,132
	2003	7.8605	10.2336	6,335
	2002	10.0000	7.8605	380

Mid Cap Value S Class - Level 5
	2004	10.2163	12.2639	19,119
	2003	7.8551	10.2163	13,380
	2002	10.0000	7.8551	4,031

Mid Cap Value S Class - Level 6
	2004	10.1903	12.2140	52,662
	2003	7.8471	10.1903	28,832
	2002	10.0000	7.8471	3,925

Money Market S Class - Level 1
	2004	9.9778	9.9345	14,034
	2003	10.0406	9.9778	17,847
	2002	-	10.0406	24,443
	2001	10.0000	-	0

Money Market S Class - Level 2
	2004	9.9423	9.8841	155,812
	2003	10.0201	9.9423	271,380
	2002	10.0340	10.0201	418,389
	2001	10.0000	10.0340	191,268

Money Market S Class - Level 4
	2004	9.9069	9.8340	125,723
	2003	9.9996	9.9069	164,910
	2002	10.0287	9.9996	218,883
	2001	10.0000	10.0287	49,529

Money Market S Class - Level 5
	2004	9.8834	9.8006	173,397
	2003	9.9860	9.8834	279,831
	2002	10.0252	9.9860	218,587
	2001	10.0000	10.0252	141,648

Money Market S Class - Level 6
	2004	9.8482	9.7508	235,311
	2003	9.9656	9.8482	289,189
	2002	10.0200	9.9656	617,199
	2001	10.0000	10.0200	130,910

Money Market Series - Level 1
	2004	10.4993	10.4798	15,914
	2003	10.5390	10.4993	95,047
	2002	10.5115	10.5390	155,667
	2001	10.2312	10.5115	79,558
	2000	10.0000	10.2312	16,332

Money Market Series - Level 2
	2004	10.4444	10.4092	571,104
	2003	10.4998	10.4444	686,478
	2002	10.4884	10.4998	993,215
	2001	10.2243	10.4884	1,040,145
	2000	10.0000	10.2243	156,253

Money Market Series - Level 3
	2004	10.4081	10.3625	79,067
	2003	10.4739	10.4081	34,522
	2002	10.4730	10.4739	36,713
	2001	-	10.4730	123,279
	2000	10.0000	-	0

Money Market Series - Level 4
	2004	10.3899	10.3391	439,704
	2003	10.4609	10.3899	641,289
	2002	10.4653	10.4609	1,204,431
	2001	10.2174	10.4653	960,392
	2000	10.0000	10.2174	136,521

Money Market Series - Level 5
	2004	10.3536	10.2925	988,143
	2003	10.4349	10.3536	1,435,344
	2002	10.4499	10.4349	2,229,770
	2001	10.2128	10.4499	1,927,332
	2000	10.0000	10.2128	324,280

Money Market Series - Level 6
	2004	10.2994	10.2230	608,476
	2003	10.3961	10.2994	672,274
	2002	10.4269	10.3961	1,078,039
	2001	10.2059	10.4269	1,066,254
	2000	10.0000	10.2059	204,046

New Discovery S Class - Level 1
	2004	9.0569	9.6131	15,137
	2003	6.7759	9.0569	2,714
	2002	-	6.7759	8,241
	2001	10.0000	-	0

New Discovery S Class - Level 2
	2004	9.0246	9.5643	297,705
	2003	6.7620	9.0246	308,151
	2002	10.3117	6.7620	300,895
	2001	10.0000	10.3117	61,550

New Discovery S Class - Level 4
	2004	8.9925	9.5158	211,386
	2003	6.7482	8.9925	196,676
	2002	10.3063	6.7482	185,652
	2001	10.0000	10.3063	54,539

New Discovery S Class - Level 5
	2004	8.9712	9.4835	200,262
	2003	6.7390	8.9712	207,765
	2002	10.3027	6.7390	228,753
	2001	10.0000	10.3027	55,437

New Discovery S Class - Level 6
	2004	8.9392	9.4353	332,182
	2003	6.7252	8.9392	354,101
	2002	10.2973	6.7252	322,637
	2001	10.0000	10.2973	90,757

New Discovery Series - Level 1
	2004	7.1264	7.5831	54,287
	2003	5.3207	7.1264	40,137
	2002	8.0771	5.3207	43,608
	2001	-	8.0771	50,623
	2000	10.0000	-	0

New Discovery Series - Level 2
	2004	7.0891	7.5319	787,455
	2003	5.3009	7.0891	822,990
	2002	8.0592	5.3009	901,138
	2001	8.5929	8.0592	831,361
	2000	10.0000	8.5929	228,703

New Discovery Series - Level 3
	2004	7.0644	7.4980	152,016
	2003	5.2877	7.0644	206,314
	2002	8.0474	5.2877	182,505
	2001	8.589	8.0474	152,692
	2000	10.0000	8.589	96,431

New Discovery Series - Level 4
	2004	7.0520	7.4811	765,838
	2003	5.2811	7.0520	813,037
	2002	8.0414	5.2811	834,640
	2001	8.5870	8.0414	944,750
	2000	10.0000	8.5870	333,331

New Discovery Series - Level 5
	2004	7.0272	7.4473	1,875,631
	2003	5.2679	7.0272	1,960,188
	2002	8.0295	5.2679	2,151,270
	2001	8.5831	8.0295	2,219,925
	2000	10.0000	8.5831	830,845

New Discovery Series - Level 6
	2004	6.9904	7.3969	755,691
	2003	5.2482	6.9904	772,875
	2002	8.0117	5.2482	858,897
	2001	8.5772	8.0117	862,727
	2000	10.0000	8.5772	274,903

Research S Class - Level 2
	2004	8.8027	10.0533	139,745
	2003	7.1234	8.8027	150,723
	2002	9.6537	7.1234	135,115
	2001	10.0000	9.6537	49,444

Research S Class - Level 4
	2004	8.7714	10.0023	60,825
	2003	7.1088	8.7714	59,931
	2002	9.6487	7.1088	55,571
	2001	10.0000	9.6487	13,838

Research S Class - Level 5
	2004	8.7506	9.9684	90,677
	2003	7.0991	8.7506	88,135
	2002	9.6453	7.0991	91,700
	2001	10.0000	9.6453	34,917

Research S Class - Level 6
	2004	8.7194	9.9177	130,878
	2003	7.0845	8.7194	129,238
	2002	9.6402	7.0845	132,203
	2001	10.0000	9.6402	35,256

Research Series - Level 2
	2004	6.3274	7.2445	666,854
	2003	5.1078	6.3274	717,775
	2002	6.9027	5.1078	795,645
	2001	8.8839	6.9027	861,345
	2000	10.0000	8.8839	287,774

Research Series - Level 3
	2004	6.3055	7.2120	110,782
	2003	5.0952	6.3055	148,142
	2002	6.8927	5.0952	148,701
	2001	8.88	6.8927	147,430
	2000	10.0000	8.88	136,123

Research Series - Level 4
	2004	6.2945	7.1958	782,682
	2003	5.0889	6.2945	874,613
	2002	6.8877	5.0889	982,768
	2001	8.8781	6.8877	1,230,427
	2000	10.0000	8.8781	474,565

Research Series - Level 5
	2004	6.2726	7.1634	1,674,691
	2003	5.0763	6.2726	1,880,715
	2002	6.8776	5.0763	2,050,835
	2001	8.8742	6.8776	2,382,899
	2000	10.0000	8.8742	1,097,956

Research Series - Level 6
	2004	6.2398	7.1152	657,509
	2003	5.0575	6.2398	744,066
	2002	6.8626	5.0575	783,525
	2001	8.8684	6.8626	967,476
	2000	10.0000	8.8684	377,470

Research Growth and Income S Class - Level 2
	2004	9.6964	10.9542	97,130
	2003	7.6938	9.6964	114,440
	2002	9.9300	7.6938	116,190
	2001	10.0000	9.9300	27,660

Research Growth and Income S Class - Level 4
	2004	9.6619	10.8986	68,788
	2003	7.6780	9.6619	72,429
	2002	9.9248	7.6780	61,732
	2001	10.0000	9.9248	18,805

Research Growth and Income S Class - Level 5
	2004	9.6389	10.8616	88,499
	2003	7.6675	9.6389	77,578
	2002	9.9213	7.6675	78,770
	2001	10.0000	9.9213	10,756

Research Growth and Income S Class - Level 6
	2004	9.6046	10.8064	79,142
	2003	7.6518	9.6046	84,063
	2002	9.9161	7.6518	86,195
	2001	10.0000	9.9161	14,297

Research Growth and Income Series - Level 1
	2004	-	9.9263	22,493
	2003	-	-	0
	2002	-	-	0
	2001	-	-	0
	2000	10.0000	-	0

Research Growth and Income Series - Level 2
	2004	8.7018	9.8599	170,032
	2003	6.8846	8.7018	170,427
	2002	8.8614	6.8846	191,207
	2001	10.0616	8.8614	195,186
	2000	10.0000	10.0616	41,097

Research Growth and Income Series - Level 3
	2004	8.6718	9.8160	11,571
	2003	6.8678	8.6718	12,020
	2002	8.8488	6.8678	12,495
	2001	10.0574	8.8488	11,466
	2000	10.0000	10.0574	11,505

Research Growth and Income Series - Level 4
	2004	8.6568	9.7940	270,623
	2003	6.8594	8.6568	233,007
	2002	8.8424	6.8594	241,575
	2001	10.0554	8.8424	313,472
	2000	10.0000	10.0554	70,162

Research Growth and Income Series - Level 5
	2004	8.6268	9.7501	536,792
	2003	6.8425	8.6268	465,972
	2002	8.8297	6.8425	432,027
	2001	10.0512	8.8297	459,458
	2000	10.0000	10.0512	127,800

Research Growth and Income Series - Level 6
	2004	8.5820	9.6848	259,958
	2003	6.8174	8.5820	237,295
	2002	8.8107	6.8174	182,198
	2001	10.0449	8.8107	185,276
	2000	10.0000	10.0449	40,111

Research International S Class - Level 2
	2004	10.8557	12.9797	65,096
	2003	8.2320	10.8557	63,566
	2002	9.4240	8.2320	66,801
	2001	10.0000	9.4240	19,725

Research International S Class - Level 4
	2004	10.8171	12.9139	49,898
	2003	8.2152	10.8171	47,960
	2002	9.4191	8.2152	51,543
	2001	10.0000	9.4191	16,136

Research International S Class - Level 5
	2004	10.7914	12.8701	45,407
	2003	8.2040	10.7914	44,321
	2002	9.4158	8.2040	42,071
	2001	10.0000	9.4158	20,121

Research International S Class - Level 6
	2004	10.7529	12.8047	109,295
	2003	8.1872	10.7529	101,340
	2002	9.4108	8.1872	100,325
	2001	10.0000	9.4108	33,371

Research International Series - Level 2
	2004	8.3947	10.0571	295,630
	2003	6.3443	8.3947	313,117
	2002	7.2505	6.3443	344,106
	2001	8.919	7.2505	350,771
	2000	10.0000	8.919	147,311

Research International Series - Level 3
	2004	8.3654	10.0118	114,859
	2003	6.3285	8.3654	108,984
	2002	7.2399	6.3285	137,859
	2001	8.915	7.2399	140,166
	2000	10.0000	8.915	75,847

Research International Series - Level 4
	2004	8.3507	9.9892	291,474
	2003	6.3206	8.3507	289,102
	2002	7.2345	6.3206	313,175
	2001	8.9129	7.2345	421,744
	2000	10.0000	8.9129	160,450

Research International Series - Level 5
	2004	8.3215	9.9441	964,759
	2003	6.3049	8.3215	891,768
	2002	7.2238	6.3049	1,037,328
	2001	8.9089	7.2238	1,130,011
	2000	10.0000	8.9089	459,368

Research International Series - Level 6
	2004	8.2779	9.8769	242,634
	2003	6.2814	8.2779	228,023
	2002	7.2078	6.2814	240,894
	2001	8.9028	7.2078	270,557
	2000	10.0000	8.9028	113,049

Strategic Growth S Class - Level 1
	2004	8.4834	8.9512	5,955
	2003	6.7447	8.4834	5,955
	2002	-	6.7447	5,955
	2001	10.0000	-	0

Strategic Growth S Class - Level 2
	2004	8.4532	8.9058	80,529
	2003	6.7309	8.4532	80,261
	2002	9.7478	6.7309	66,771
	2001	10.0000	9.7478	21,986

Strategic Growth S Class - Level 4
	2004	8.4231	8.8606	59,789
	2003	6.7172	8.4231	64,115
	2002	9.7427	6.7172	55,272
	2001	10.0000	9.7427	19,053

Strategic Growth S Class - Level 5
	2004	8.4031	8.8305	90,929
	2003	6.7080	8.4031	78,869
	2002	9.7393	6.7080	71,839
	2001	10.0000	9.7393	23,520

Strategic Growth S Class - Level 6
	2004	8.3731	8.7856	93,975
	2003	6.6942	8.3731	125,281
	2002	9.7341	6.6942	109,601
	2001	10.0000	9.7341	29,775

Strategic Growth Series - Level 1
	2004	5.5287	5.8468	55,611
	2003	4.3789	5.5287	82,417
	2002	6.3278	4.3789	83,029
	2001	-	6.3278	82,700
	2000	10.0000	-	0

Strategic Growth Series - Level 2
	2004	5.4999	5.8075	263,245
	2003	4.3627	5.4999	303,662
	2002	6.3140	4.3627	303,300
	2001	8.4758	6.3140	422,409
	2000	10.0000	8.4758	135,296

Strategic Growth Series - Level 3
	2004	5.4809	5.7815	40,954
	2003	4.3520	5.4809	50,247
	2002	6.3049	4.3520	51,927
	2001	8.472112	6.3049	53,513
	2000	10.0000	8.472112	25,507

Strategic Growth Series - Level 4
	2004	5.4713	5.7685	412,274
	2003	4.3466	5.4713	500,309
	2002	6.3003	4.3466	449,572
	2001	8.4703	6.3003	569,841
	2000	10.0000	8.4703	261,952

Strategic Growth Series - Level 5
	2004	5.4523	5.7426	889,031
	2003	4.3359	5.4523	957,362
	2002	6.2911	4.3359	1,022,810
	2001	8.4666	6.2911	1,322,478
	2000	10.0000	8.4666	599,690

Strategic Growth Series - Level 6
	2004	5.4238	5.7039	277,064
	2003	4.3198	5.4238	300,915
	2002	6.2774	4.3198	304,685
	2001	8.4612	6.2774	367,868
	2000	10.0000	8.4612	136,093

Strategic Income S Class - Level 2
	2004	11.8921	12.6752	130,079
	2003	10.6959	11.8921	150,240
	2002	10.0890	10.6959	122,527
	2001	10.0000	10.0890	39,804

Strategic Income S Class - Level 4
	2004	11.8498	12.6110	78,301
	2003	10.6740	11.8498	100,899
	2002	10.0838	10.6740	91,947
	2001	10.0000	10.0838	28,064

Strategic Income S Class - Level 5
	2004	11.8216	12.5682	54,075
	2003	10.6595	11.8216	62,544
	2002	10.0802	10.6595	69,454
	2001	10.0000	10.0802	23,560

Strategic Income S Class - Level 6
	2004	11.7795	12.5043	197,071
	2003	10.6377	11.7795	126,816
	2002	10.0749	10.6377	109,164
	2001	10.0000	10.0749	28,762

Strategic Income Series - Level 1
	2004	-	-	0
	2003	-	-	0
	2002	10.2818	-	0
	2001	-	10.2818	24,506
	2000	10.0000	-	0

Strategic Income Series - Level 2
	2004	12.1641	12.9910	158,087
	2003	10.9008	12.1641	166,495
	2002	10.2595	10.9008	153,378
	2001	10.0431	10.2595	162,361
	2000	10.0000	10.0431	28,461

Strategic Income Series - Level 3
	2004	12.1221	12.9329	68,461
	2003	10.8740	12.1221	83,759
	2002	10.2447	10.8740	97,924
	2001	10.0388	10.2447	28,891
	2000	10.0000	10.0388	26,165

Strategic Income Series - Level 4
	2004	12.1010	12.9039	219,512
	2003	10.8607	12.1010	239,679
	2002	10.2373	10.8607	229,679
	2001	10.0366	10.2373	189,969
	2000	10.0000	10.0366	65,392

Strategic Income Series - Level 5
	2004	12.0590	12.8460	396,767
	2003	10.8340	12.0590	439,995
	2002	10.2225	10.8340	389,997
	2001	10.0324	10.2225	338,348
	2000	10.0000	10.0324	91,957

Strategic Income Series - Level 6
	2004	11.9963	12.7597	163,428
	2003	10.7940	11.9963	156,597
	2002	10.2003	10.7940	139,701
	2001	10.0259	10.2003	94,467
	2000	10.0000	10.0259	22,010

Strategic Value S Class - Level 2
	2004	9.8420	11.4572	51,916
	2003	7.8388	9.8420	47,299
	2002	-	7.8388	5,294
	2001	10.0000	-	0

	2004	9.8170	11.4108	25,385
	2003	-	9.8170	10,000
	2002	-	-	0
	2001	10.0000	-	0

Strategic Value S Class - Level 5
	2004	9.8003	11.3798	28,334
	2003	7.8254	9.8003	16,462
	2002	-	7.8254	6,704
	2001	10.0000	-	0

Strategic Value S Class - Level 6
	2004	9.7754	11.3336	13,234
	2003	7.8174	9.7754	2,266
	2002	-	7.8174	485
	2001	10.0000	-	0

Strategic Value Series - Level 1
	2004	-	12.6757	10,790
	2003	-	-	0
	2002	-	-	0
	2001	10.0000	-	0

Strategic Value Series - Level 2
	2004	9.9495	12.5910	114,728
	2003	7.5324	9.9495	89,268
	2002	-	7.5324	92,940
	2001	10.0000	-	0

Strategic Value Series - Level 3
	2004	9.9153	12.5349	19,530
	2003	7.5140	9.9153	6,936
	2002	-	7.5140	554
	2001	10.0000	-	0

Strategic Value Series - Level 4
	2004	9.8981	12.5069	148,457
	2003	7.5048	9.8981	101,023
	2002	-	7.5048	92,400
	2001	10.0000	-	0

Strategic Value Series - Level 5
	2004	9.8639	12.4509	328,178
	2003	7.4865	9.8639	265,678
	2002	-	7.4865	230,238
	2001	10.0000	-	0

Strategic Value Series - Level 6
	2004	9.8127	12.3675	126,374
	2003	7.4590	9.8127	89,945
	2002	-	7.4590	75,784
	2001	10.0000	-	0

Technology S Class - Level 2
	2004	7.4183	7.4769	36,836
	2003	5.1628	7.4183	30,157
	2002	9.7402	5.1628	23,128
	2001	10.0000	9.7402	12,839

Technology S Class - Level 4
	2004	7.3919	7.4390	25,376
	2003	5.1522	7.3919	30,969
	2002	9.7350	5.1522	19,643
	2001	10.0000	9.7350	5,304

Technology S Class - Level 5
	2004	7.3743	7.4137	33,865
	2003	5.1451	7.3743	36,286
	2002	9.7316	5.1451	26,130
	2001	10.0000	9.7316	11,096

Technology S Class - Level 6
	2004	7.3480	7.3760	54,394
	2003	5.1346	7.3480	60,487
	2002	9.7265	5.1346	46,358
	2001	10.0000	9.7265	15,967

Technology Series - Level 1
	2004	-	-	0
	2003	2.5067	-	0
	2002	4.6876	2.5067	15,458
	2001	7.7449	4.6876	18,196
	2000	10.0000	7.7449	21,540

Technology Series - Level 2
	2004	3.5893	3.6344	326,152
	2003	2.4974	3.5893	361,176
	2002	4.6773	2.4974	332,028
	2001	7.739844	4.6773	443,520
	2000	10.0000	7.7398	141,204

Technology Series - Level 3
	2004	3.5768	3.6181	34,093
	2003	2.4912	3.5768	34,337
	2002	4.6705	2.4912	44,676
	2001	7.7365	4.6705	46,369
	2000	10.0000	7.7365	41,719

Technology Series - Level 4
	2004	3.5706	3.6100	358,078
	2003	2.4881	3.5706	417,202
	2002	4.6671	2.4881	391,228
	2001	7.73477	4.6671	546,351
	2000	10.0000	7.73477	183,811

Technology Series - Level 5
	2004	3.5581	3.5937	970,660
	2003	2.4820	3.5581	1,063,824
	2002	4.6603	2.4820	1,106,441
	2001	7.7314	4.6603	1,328,675
	2000	10.0000	7.7314	644,712

Technology Series - Level 6
	2004	3.5395	3.5694	349,183
	2003	2.4727	3.5395	384,036
	2002	4.6500	2.4727	388,336
	2001	7.7263	4.6500	475,894
	2000	10.0000	7.7263	156,214

Total Return S Class - Level 1
	2004	10.7517	11.8301	72,884
	2003	9.2957	10.7517	52,090
	2002	-	9.2957	40,484
	2001	10.0000	-	0

Total Return S Class - Level 2
	2004	10.7135	11.7701	1,664,486
	2003	9.2767	10.7135	1,685,029
	2002	9.9714	9.2767	1,631,384
	2001	10.0000	9.9714	374,067

Total Return S Class - Level 4
	2004	10.6754	11.7105	1,196,282
	2003	9.2578	10.6754	1,216,754
	2002	9.9661	9.2578	1,116,531
	2001	10.0000	9.9661	280,852

Total Return S Class - Level 5
	2004	10.6500	11.6708	1,036,308
	2003	9.2451	10.6500	1,099,716
	2002	9.9626	9.2451	1,071,308
	2001	10.0000	9.9626	350,484

Total Return S Class - Level 6
	2004	10.6121	11.6114	1,576,534
	2003	9.2262	10.6121	1,592,618
	2002	9.9574	9.2262	1,520,723
	2001	10.0000	9.9574	331,868

Total Return Series - Level 1
	2004	12.0753	13.3254	61,546
	2003	10.4115	12.0753	61,447
	2002	11.1542	10.4115	57,959
	2001	-	11.1542	15,206
	2000	10.0000	-	0

Total Return Series - Level 2
	2004	12.0125	13.2361	1,833,489
	2003	10.3732	12.0125	1,931,209
	2002	11.1300	10.3732	1,996,722
	2001	11.2029	11.1300	1,814,986
	2000	10.0000	11.2029	219,370

Total Return Series - Level 3
	2004	11.9709	13.1769	36,532
	2003	10.3477	11.9709	99,853
	2002	11.1139	10.3477	80,814
	2001	11.1981	11.1139	87,756
	2000	10.0000	11.1981	10,625

Total Return Series - Level 4
	2004	11.9501	13.1473	2,098,701
	2003	10.3350	11.9501	2,197,856
	2002	11.1058	10.3350	2,203,585
	2001	11.1957	11.1058	1,975,555
	2000	10.0000	11.1957	325,729

Total Return Series - Level 5
	2004	11.9086	13.0883	3,642,030
	2003	10.3095	11.9086	3,689,076
	2002	11.0897	10.3095	3,762,588
	2001	11.1909	11.0897	3,267,013
	2000	10.0000	11.1909	556,497

Total Return Series - Level 6
	2004	11.8466	13.0003	1,472,580
	2003	10.2715	11.8466	1,567,035
	2002	11.0656	10.2715	1,613,058
	2001	11.1836	11.0656	1,345,337
	2000	10.0000	11.1836	188,022

Utilities S Class - Level 1
	2004	9.0382	11.6332	6,329
	2003	6.7114	9.0382	6,329
	2002	-	6.7114	6,402
	2001	10.0000	-	0

Utilities S Class - Level 2
	2004	9.0060	11.5742	167,565
	2003	6.6976	9.0060	186,540
	2002	8.9330	6.6976	184,744
	2001	10.0000	8.9330	84,371

Utilities S Class - Level 4
	2004	8.9740	11.5155	169,320
	2003	6.6839	8.9740	170,444
	2002	8.9283	6.6839	171,535
	2001	10.0000	8.9283	80,157

Utilities S Class - Level 5
	2004	8.9527	11.4765	191,981
	2003	6.6748	8.9527	197,553
	2002	8.9252	6.6748	166,263
	2001	10.0000	8.9252	63,193

Utilities S Class - Level 6
	2004	8.9208	11.4181	262,312
	2003	6.6611	8.9208	274,500
	2002	8.9204	6.6611	275,249
	2001	10.0000	8.9204	104,577

Utilities Series - Level 1
	2004	-	-	0
	2003	-	-	0
	2002	-	-	0
	2001	-	11.1280	24,071
	2000	10.0000	-	0

Utilities Series - Level 2
	2004	7.3513	9.4737	838,147
	2003	5.4579	7.3513	914,416
	2002	11.1038	5.4579	1,041,506
	2001	9.6922	11.1038	761,810
	2000	10.0000	9.6922	348,917

Utilities Series - Level 3
	2004	7.3257	9.4310	118,989
	2003	5.4443	7.3257	120,772
	2002	11.0877	5.4443	139,608
	2001	9.6878	11.0877	201,491
	2000	10.0000	9.6878	95,664

Utilities Series - Level 4
	2004	7.3128	9.4097	968,865
	2003	5.4376	7.3128	1,075,912
	2002	11.0796	5.4376	1,235,629
	2001	9.6856	11.0796	1,045,431
	2000	10.0000	9.6856	487,384

Utilities Series - Level 5
	2004	7.2872	9.3673	1,814,554
	2003	5.4240	7.2872	1,991,221
	2002	11.0635	5.4240	2,028,333
	2001	9.6812	11.0635	2,162,825
	2000	10.0000	9.6812	985,298

Utilities Series - Level 6
	2004	7.2490	9.3039	708,717
	2003	5.4038	7.2490	779,709
	2002	11.0393	5.4038	819,074
	2001	9.6745	11.0393	653,989
	2000	10.0000	9.6745	245,771

Value S Class - Level 1
	2004	10.3627	11.8163	18,613
	2003	8.3681	10.3627	22,153
	2002	-	8.3681	41,706
	2001	10.0000	-	0

Value S Class - Level 2
	2004	10.3259	11.7564	572,765
	2003	8.3510	10.3259	593,073
	2002	9.7998	8.3510	539,530
	2001	10.0000	9.7998	151,651

Value S Class - Level 4
	2004	10.2892	11.6967	418,509
	2003	8.3339	10.2892	417,138
	2002	9.7947	8.3339	355,618
	2001	10.0000	9.7947	112,398

Value S Class - Level 5
	2004	10.2647	11.6570	485,708
	2003	8.3225	10.2647	474,717
	2002	9.7912	8.3225	488,034
	2001	10.0000	9.7912	146,165

Value S Class - Level 6
	2004	10.2281	11.5978	651,114
	2003	8.3055	10.2281	691,789
	2002	9.7861	8.3055	711,008
	2001	10.0000	9.7861	200,083

Value Series - Level 1
	2004	-	13.5088	22,645
	2003	9.5211	-	0
	2002	11.1280	9.5211	23,527
	2001	-	11.1280	24,071
	2000	10.0000	-	0

Value Series - Level 2
	2004	11.7506	13.4181	873,417
	2003	9.4859	11.7506	728,481
	2002	11.1038	9.4859	798,403
	2001	12.1428	11.1038	761,810
	2000	10.0000	12.1428	112,270

Value Series - Level 3
	2004	11.7098	13.3579	210,433
	2003	9.4626	11.7098	196,432
	2002	11.0877	9.4626	209,708
	2001	12.1376	11.0877	201,491
	2000	10.0000	12.1376	20,757

Value Series - Level 4
	2004	11.6895	13.3279	1,064,563
	2003	9.4509	11.6895	1,096,910
	2002	11.0796	9.4509	1,076,900
	2001	12.1349	11.0796	1,045,431
	2000	10.0000	12.1349	131,403

Value Series - Level 5
	2004	11.6488	13.2680	2,126,854
	2003	9.4275	11.6488	2,237,046
	2002	11.0635	9.4275	2,289,774
	2001	12.1296	11.0635	2,162,825
	2000	10.0000	12.1296	329,803

Value Series - Level 6
	2004	11.5880	13.1787	798,990
	2003	9.3926	11.5880	802,336
	2002	11.0393	9.3926	772,980
	2001	12.1217	11.0393	653,989
	2000	10.0000	12.1217	40,111
* From commencement of operations on July 17, 2000 to December 31, 2000.

** From commencement of operations on September 11, 2000 to December 31, 2000.


APPENDIX J

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES

The variable Fund options shown in this prospectus are the "Service Class" shares of the MFS/Sun Life Series Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to Owners of such Contracts:

Large-Cap Value Equity Funds	Mid-Cap Growth Equity Funds
MFS/ Sun Life Core Equity Series	MFS/ Sun Life Mid Cap Growth Series
MFS/ Sun Life Global Total Return Series	Small-Cap Growth Equity Funds
MFS/ Sun Life International Value Series	MFS/ Sun Life New Discovery Series
MFS/Sun Life Total Return Series	Large-Cap Growth Sector Equity Funds
MFS/ Sun Life Value Series	MFS/ Sun Life Technology Series
Large-Cap Blend Equity Funds	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Capital Opportunities Series	MFS/ Sun Life Utilities Series
MFS/ Sun Life Emerging Markets Equity Series	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Research Series	MFS/ Sun Life Global Governments Series
MFS/ Sun Life Research International Series	Medium-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond Series
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Strategic Income Series
MFS/ Sun Life Emerging Growth Series	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth Series	MFS/ Sun Life High Yield Series
MFS/ Sun Life International Growth Series	Money Market Funds
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life Money Market Series
Stock Series
MFS/ Sun Life Strategic Growth Series


The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense rations. The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" and accompanying "EXAMPLE" associated with Initial Class expenses are shown below:
	Total Annual Fund Operating Expenses	Minimum	Maximum
	(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
	Prior to any fee waiver or expense reimbursement*	0.58%	1.35%
*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursement arrangements are taken into consideration, fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's Prospectus.


EXAMPLE

*  *  *  *  *
(1)	If you surrender your Contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years

	$912	$1,474	$2,054	$3,341
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$303	$927	$1,577	$3,341


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (800) 752-7215

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

PROSPECTUS


APRIL 29, 2005


FUTURITY III

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. You may choose among a number of variable investment options and fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following

funds (the "Funds"):
Large-Cap Value Equity Funds	Mid-Cap Value Equity Funds
AllianceBernstein VP Growth and Income Portfolio	First Eagle VFT Overseas Variable Series
Franklin Templeton VIP Trust Templeton Foreign	Lord Abbett Series Fund Mid Cap Value Portfolio
Securities Fund - Class 2	Mid-Cap Growth Equity Funds
Franklin Templeton VIP Trust Templeton Growth	AIM V.I. Dynamics Fund[3]
Securities Fund - Class 2	Lord Abbett Series Fund International Portfolio
Lord Abbett Series Fund Growth and Income Portfolio	SCSM Blue Chip Mid Cap Fund
MFS/Sun Life Total Return - S Class	Small-Cap Blend Equity Funds
Large-Cap Blend Equity Funds	JPMorgan Small Company Portfolio[2]
AIM V.I. Core Equity Fund	Small-Cap Growth Equity Funds
AIM V.I. Premier Equity Fund	AIM V.I. Small Company Growth Fund[4]
Alger American Income & Growth Portfolio[1]	Alger American Small Capitalization Portfolio[1]
AllianceBernstein VP Worldwide Privatization Portfolio	AllianceBernstein VP Small Cap Growth Portfolio
Fidelity VIP Overseas Portfolio, Service Class 2	Goldman Sachs VIT CORESM Small Cap Equity Fund[2]
Goldman Sachs VIT CORESM U.S. Equity Fund	MFS/ Sun Life New Discovery - S Class
Goldman Sachs VIT Growth and Income Fund[2]	Small-Cap Value Equity Funds
JPMorgan International Equity Portfolio[2]	SCSM Value Small Cap Fund
JPMorgan U.S. Large Cap Core Equity Portfolio[2]	Large-Cap Growth Sector Equity Funds
MFS/ Sun Life Massachusetts Investors Trust - S Class	AllianceBernstein VP Global Technology Portfolio[6]
Rydex VT Nova Fund	Large-Cap Value Sector Equity Funds
SCSM Davis Venture Value Fund	MFS/ Sun Life Utilities - S Class
Large-Cap Growth Equity Funds	Mid-Cap Value Sector Equity Funds
AIM V.I. Capital Appreciation Fund	Sun Capital Real Estate Fund(R)
AIM V.I. Growth Fund	Mid-Cap Blend Sector Equity Funds
AIM V.I. International Growth Fund	Sun CapitalSM All Cap Fund
Alger American Growth Portfolio[1]	High-Quality Intermediate-Term Bond Funds
AllianceBernstein VP Large Cap Growth Portfolio[5]	PIMCO VIT Total Return Portfolio
Fidelity VIP Contrafund(R) Portfolio, Service Class 2	Sun Capital Investment Grade Bond Fund(R)
Fidelity VIP Growth Portfolio, Service Class 2	High-Quality Long-Term Bond Funds
Goldman Sachs VIT Capital Growth Fund	MFS/ Sun Life Government Securities - S Class
Goldman Sachs VIT International Equity Fund[2]	PIMCO VIT Real Return Portfolio
MFS/ Sun Life Capital Appreciation - S Class	Medium-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Emerging Growth - S Class	PIMCO VIT Emerging Markets Bond Portfolio
MFS/ Sun Life Massachusetts Investors Growth	Low-Quality Short-Term Bond Funds
Stock - S Class	MFS/ Sun Life High Yield - S Class
Rydex VT OTC Fund	Low-Quality Intermediate-Term Bond Funds
PIMCO VIT High Yield Portfolio
Money Market Funds
Sun Capital Money Market Fund(R)
1 Not available for further investment after May 1, 2002.

2 Not available to Contracts issued on or after May 1, 2001.

3 Formerly known as the INVESCO VIF Dynamics Fund.

4 Formerly known as the INVESCO VIF Small Company Growth Fund.

5 Formerly known as the AllianceBernstein VP Premier Growth Portfolio.

6 Formerly known as the AllianceBernstein VP Technology Portfolio.



A I M Advisors, Inc., advises the AIM Variable Insurance Funds with INVESCO Funds Group, Inc., serving as sub-investment advisor to the AIM V.I. Dynamics Fund. Alliance Capital Management, LP, advises the AllianceBernstein VP Portfolios. Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Variable Fund Trust. Fidelity(R) Management & Research Company advises the Fidelity VIP Portfolios. Fred Alger Management, Inc., advises the Alger American Funds. Goldman Sachs Asset Management, L.P., advises the Goldman Sachs VIT Funds. J.P. Morgan Investment Management Inc., advises the J.P. Morgan Series Trust II Portfolios. Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company advises the MFS/Sun Life Funds. Pacific Investment Management Company LLC advises the PIMCO Portfolios. PADCO Advisors II, Inc., advises the Rydex VT Portfolios. Sun Capital Advisers, Inc., advises the Sun Capital Funds; SCSM Davis Venture Value Fund (sub-advised by Davis Advisors); SCSM Value Small Cap Fund (sub-advised by OpCap Advisors); and the SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP). Templeton(R) Investment Counsel, LLC, advises Templeton Foreign Securities Fund and Templeton(R) Global Advisors Limited advises Templeton Growth Securities Fund


The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.


We have filed a Statement of Additional Information dated April 29, 2005 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 45 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.


The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

   P.O. Box 9133

   Wellesley Hills, Massachusetts 02481

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating to Us About Your Contract *

Sun Life Assurance Company of Canada (U.S.) *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *


Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Other Programs *


Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Types of Withdrawals Not Subject to Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Charges for Optional Death Benefit Riders *

Premium Taxes *

Fund Expenses *

Modification in the Case of Group Contracts *

Death Benefit *

Amount of Death Benefit *

The Basic Death Benefit *

Optional Death Benefit Riders *

Spousal Continuance *

Calculating the Death Benefit *

Method of Paying Death Benefit *

Non-Qualified Contracts *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase - Annuity Provisions *

Selection of the Annuitant or Co-Annuitant *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Other Contract Provisions *

Exercise of Contract Rights *

Change of Ownership *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Discontinuance of New Participants *

Reservation of Rights *

Right to Return *

Tax Considerations *

U.S. Federal Income Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *


Individual Retirement Arrangements *

Roth Individual Retirement Arrangements *

Impact of Optional Death Benefit Riders *


Puerto Rico Tax Considerations *

Administration of the Contract *

Distribution of the Contract *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A -- Glossary *

Appendix B -- Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C -- Calculation of Basic Death Benefit *

Appendix D -- Calculation of EEB Optional Death Benefit Rider *

Appendix E -- Calculation of Death Benefit When the EEB and MAV and 5% Roll-Up
                           Riders are Selected *

Appendix F -- Calculation of EEB Plus Optional Death Benefit *

Appendix G -- Calculation of EEB Plus with MAV Optional Death Benefit *

Appendix H -- Calculation of EEB Plus with 5% Roll-Up Optional Death Benefit *


Appendix I -- Condensed Financial Information *


Appendix J -- Investment Options and Expenses for Initial Class Shares *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity III Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract

provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract provides no additional tax-deferral benefits to Contracts purchased under Qualified Retirement Plans. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing one or more optional death benefit riders.


The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more,

and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.


Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate

series of securities portfolio of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.


The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers, or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, if your Account Value is less than $75,000 on your Account Anniversary, we deduct a $35 Annual Account Fee. After the fifth Account Year, we may increase the fee, but it will never exceed $50. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.00% of the average daily value of the Contract invested in the Variable Account, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account. If you annuitize before your eighth Account Anniversary, we will deduct, during the Income Phase, an additional charge equal to 0.25% of your daily Account Value.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge

against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 7% and declines to 0% after the Purchase Payment has been in the Contract for seven years.


Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge of from the assets of the Variable Account ranging from 0.15% to 0.40% of the average daily value of your Contract, depending upon which optional death benefit rider(s) you have elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options.

You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.


Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, one or more of the optional death benefit rider. If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. This "free withdrawal amount" equals 15% of the amount of all Purchase Payments you have made in the first Account Year. For all other Account Years, the "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract's earnings, minus any free withdrawals taken during the life of your Contract or (2) 15% of the amount of all Purchase Payments made during the last 7 Account Years (including the current year) minus any free withdrawals taken during the current Account Year. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving

it (or later if allowed by your state), we will send you, depending upon the laws of your state, either the

full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

___________

If you have any questions about your Contract or need more information, please contact us at:

     Sun Life Assurance Company of Canada (U.S.)

     P.O. Box 9133

     Wellesley Hills, Massachusetts 02481


     Toll Free (800) 752-7215


FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
	Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

	Maximum Withdrawal Charge (as a percentage of purchase payments):	7%*
	Maximum Fee Per Transfer (currently $0):	$15**
Premium Taxes
	(as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Complete Account Years Since Purchase Payment has been in the Account	Surrender Charge
	0-1	7%
	1-2	7%
	2-3	6%
	3-4	6%
	4-5	5%
	5-6	4%
	6-7	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. See "Contract Charges -- Premium Taxes."


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 50*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.00%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.15%

Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.55%

*

The Annual Account Fee is currently $35. After the fifth Account Year, the fee may be changed, but it will never be greater than $50. The fee is waived if your Account Value has been allocated only to the Fixed Account during the applicable Account Year or if your Account Value is $75,000 or more on your Account Anniversary. (See "Account Fee.")

**

If your initial Purchase Payment is $100,000 or more, the mortality and expense risks charge will be 0.85% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.15% of average daily net Variable Account assets, regardless of the amount of your initial Purchase Payment. If you annuitize prior to your eighth Account Anniversary, however, we will deduct an additional charge equal to 0.25% of you daily Account Value. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected as follows:
	Rider(s) Elected	% of Average Daily Net Assets
	"EEB"	0.15%
	"MAV"	0.15%
	"5% Roll-Up"	0.15%
	"EEB" and "MAV"	0.25%
	"EEB" and "5% Roll-Up"	0.25%
	"MAV" and "5% Roll-Up"	0.25%
	"EEB Plus"	0.25%
	"EEB" and "MAV" and "5% Roll-Up"	0.40%
	"EEB Plus MAV"	0.40%
	"EEB Plus 5% Roll-Up"	0.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

	Total Annual Fund Operating Expenses	Minimum	Maximum

(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Prior to any fee waiver or expense reimbursement*	0.65%	3.45%
*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are taken into consideration are 0.65% and 1.90%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum

fees and expenses of any of the Funds. For purpose of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,104	$2,036	$2,966	$5,093

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$ 510	$1,528	$2,544	$5,093



The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown.

The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix I.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable

Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these

variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive

favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

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COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set

forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

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Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

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We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

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THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively

in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made

by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

Information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for

each Fund, may be obtained without charge from the Company by calling (800) 752-7215 or by writing to Sun Life Assurance Company of Canada (U.S.), P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

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The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios and the Rydex Funds, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee

Period will not be permitted. In such event, renewals will be made into the Money Market Sub-Account.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of

less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million,

or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we

offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described below under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the valuation period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense

charge) plus any applicable asset-based charge for optional benefit riders. See "Contract Charges."

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For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market

Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

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     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
o	written notice electing a different Guarantee Period from among those we then offer, or

o	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are

no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the Money Market Sub-Account.

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     Early Withdrawals

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If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

These automatic transfers of Fixed Account Value into the Money Market Sub-Sccount will not count as a trasnfer for purposes of the transfer restrictions described under "Transfer Privilege."

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Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

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o	you may not make more than 12 transfers in any Account Year;

o	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

o	at least 30 days must elapse between transfers to and from Guarantee Periods;

o	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

o	we impose additional restrictions on market timers, which are further described below.

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These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

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We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

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There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock

Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regualr business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will

require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

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     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 6 days of a previous transfer (whether the earlier transfer was requested by you or a third party acting on your behalf). We may also impose special restrictions on third parties that engage in reallocations of contract values by limiting the frequency of the transfer, requiring advance notice of the transfer pursuant to in-force service agreements, and reallocating or exchanging 100% of the values in the redeeming sub-accounts.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds reserve the right to refuse purchase or transfer requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or the request is considered to be part of a short-term trading strategy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
o	when a new broker of record is designated for the Contract;

o	when the Participant changes;

o	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

o	when necessary in our view to avoid hardship to a Participant; or

o	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

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Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, mortality and expense risk charges, the administrative service fee or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

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Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

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     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select

a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.) Amounts allocated to the Fixed Account

under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contract, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as

commencing a new dollar-cost averaging program and may be subject to the minimum.

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The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

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If you elect an asset allocation program, we automatically rebalance your Purchase Payments among the Sub-Accounts represented in the model you choose. We rebalance your Purchase Payments on a quarterly basis, without further instruction, until we receive notification that you wish to terminate the program or choose a different model. While the asset allocation models may be reviewed and changed from time to time, we will not change your original percentage allocations among the Sub-Accounts in the model you chose, unless you advise us otherwise. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you or whether you wish to change your percentage allocations.

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     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. Under the Interest Out Program, we automatically pay you or reinvest interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

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     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

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     Principal Return Program

Under the Principal Return Program, we divide your Purchase Payments between the Fixed Account and

the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed

the amount of your original Purchase Payment (assuming no withdrawals or transfers), plus you will have

the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting A Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account

Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at

our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal

request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made;

we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

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Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual

amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

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Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

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If you request a partial withdrawal that would result in your Account Value being reduced to an amount

less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

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     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

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o	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

o	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

o	when an SEC order permits us to defer payment for the protection of Participants.

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We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

     Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last 7 Account Years, including the current Account Year, as "New Payments," and we refer to Purchase Payments made before the last 7 Account Years as "Old Payments."

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:
o	your Contract's earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

o	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract's earnings are equal to:
o	your Account Value, minus

o	all Purchase Payments made plus

o	all partial withdrawals and charges taken.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payment

If you withdraw more than the free withdrawal amount, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge will never exceed the total of New Payments that you have not previously withdrawn.

     Order of Withdrawal

When you take a withdrawal, we liquidate your Contract in the following order:

         (1) the free withdrawal amount, and

         (2) unliquidated payments on a first-in, first-out basis.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 7%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have a 7% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 6%, if withdrawn.

This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account. The Withdrawal Charge scales is as follows:

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Number of
Account Years
Payment Has Been	Withdrawal
In Your Contract	Charge
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 6%, regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 7% of the Purchase Payments you make under your Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:
o	at least one year has passed since we issued your Contract,

 o	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

o	your confinement to an eligible nursing home began after your Issue Date.

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An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1 through 5, the annual Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

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o	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or
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o	your Account Value is $75,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.00%, if your initial Purchase Payment was less than $1,000,000, or 0.85% if your initial Purchase Payment was $1,000,000 or more. However, if you annuitize your Contract prior to your eighth Contract Anniversary, we will deduct an additional 0.25% during the Income Phase to offset the increased mortality risk during this phase. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

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% of Average
Rider(S) You Elect*	Daily Net Assets
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus with MAV"	0.40%
"EEB Plus with 5% Roll-Up"	0.40%

                                          *As defined below

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Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

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If the Covered Person dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

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Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Covered Person in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

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(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)	your total Purchase Payments (adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

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For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D -- H.

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If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you. Please refer to "Impact of Optional Death Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

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     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or
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o

your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

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     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
o	the amount payable under the basic death benefit above, or

o	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
o	the first day of the month following your 80th birthday, or

o	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap of 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider plus the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus with 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider plus the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:
o

If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

o

If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap of 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:
o	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

o

MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

o

EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

o

MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV, and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of -any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:

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o	an original certified copy of an official death certificate;

o	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

o	any other proof we find satisfactory.

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THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
o	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

o

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

o	The Annuity Commencement Date must always be the first day of a month.

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You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:
o	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.
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o	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8 and 9-year period certain options are not available if your Account has been issued within the past 7 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
o	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

o	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

o	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for Annuitization Units which have annual insurance charges of 1.15% of your average daily net assets (1.00% if your initial Purchase Payment was $1,000,000 or more). If your Annuity Commencement Date is within 7 years of the Contract Date, the annual insurance charges will be increased by 0.25%. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 2.5% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 2.5% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the covered person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and

privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

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The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our

Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

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If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

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o	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

o	any required minimum distribution, or

o	any hardship distribution.

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Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of

ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the

potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

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     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAsand we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

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     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA the full amount of the IRA is included in taxable income. The Internal Revenue Service imposes special information requirements with respect to Roth IRAsand we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

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     Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2 or, for non-IRAs, the date of retirement instead of age 70 1/2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the account balance as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value of any additional benefits that are provided under your Contract (such as optional death benefits) will be added to the Contract's account balance in order to calculate the RMD amount. The actuarial present value will also be determined as of 12/31 of the prior calendar year. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the account balance for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 account balance. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 account value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 account balance. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider. If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the WB Plan of the Secured Returns 2 Benefit, to have a higher proportion of the withdrawal derived from taxable investment earnings. Prior to electing to participate in an optional rider (or, if applicable, prior to renewing your participation in the Secured Returns 2 Benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

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Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus

vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements.. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts". You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on you U.S. and Puerto Rico income tax situation/

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

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ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support and product training to the Selling Agents of the Selling Broker-Dealers. These payments may be based on a percentage of Purchase Payments and/or a percentage of Contract Value.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

During 2002, 2003, and 2004, approximately $1,908,576, $130,261, and $87,886, respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

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PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after

the Variable Account was established or, if shorter, the life of the Sub-Account. Non-standardized

Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial purchase payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry

ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

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We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

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The Company's Annual Report on Form 10-K for the year ended December 31, 2004 filed with the

SEC pursuant to Section 13 (a) or 15 (d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

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The financial statements of the Variable Account for the year ended December 31, 2004 are also included in the SAI.

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TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

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Sun Life Assurance Company of Canada (U.S.)

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Calculation of Performance Data

Advertising and Sales Literature

Calculations

   Example of Variable Accumulation Unit Value Calculation

   Example of Variable Annuity Unit Calculation

   Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

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Independent Registered Public Accounting Firm

Financial Statements

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This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional

Information dated April 29, 2005, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

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To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for
Futurity III Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-business day, the previous business day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are Co-Participants of a Non-Qualified Contract, the surviving Co-Participant will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY: Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal Charge Calculation

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
					Payment
	Hypothetical		Cumulative	Free	Subject To	Withdrawal	Withdrawal
Account	Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
Year	Value	Earnings	Earnings	Amount	Charge	Percentage	Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	7.00%	$2,450
2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	7.00%	$2,737
3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	6.00%	$2,400
(b) 4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
(c) 8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0

(a) The free withdrawal amount in any year is equal to the greater of (1) the Contract's earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b) In Account Year 4, the free withdrawal amount is $12,100, which equals the prior Contract's cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c) In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract's cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.
				Remaining
Hypothetical				Free	Amount of			Hypothetical
Account				Withdrawal	Withdrawal			Account
Value				Amount	Subject to	Withdrawal	Withdrawal	Value
Before		Cumulative	Amount of	After	Withdrawal	Charge	Charge	After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	7.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	7.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	6.00%	$ 0	$49,600
(a) 4	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
(b) 4	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
(c) 4	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
(d) 4	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900
(a)

In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract's cumulative earnings to date. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $2,100 has been from deposits.

(c)

Since $10,900 of the 2 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from deposits.

(d)

Since $11,500 of the 3 prior Account Years' 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from deposits.

Note that if the $6,900 hypothetical Account Value after withdrawal were withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example of a full withdrawal on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
o	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

o	The date of surrender is 2 years from the Expiration Date (N = 24).

o	The value of the Guarantee Amount on the date of surrender is $11,910.16.

o	The interest earned in the current Account Year is $674.16.

o	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

o	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x (-.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x (-.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.
The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 76,100.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $ 60,000.00
 Cash Surrender Value*	= $ 56,365.00
 Adjusted Purchase Payments**	= $ 75,000.00
The Basic Death Benefit would therefore be:	$ 75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals".

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

~ plus ~

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. Assume death occurs in Account Year 7. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	= $115,000
Cash Surrender Value*	= $112,000
Total of Adjusted Purchase Payments**	= $ 85,185
The Death Benefit Amount would therefore	= $115,000

~ plus ~

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 29,815
40% of the above amount	= $ 11,926
Cap of 40% of Adjusted Purchase Payments	= $ 34,074
The lesser of the above two amounts = the EEB amount	= $ 11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals".

**Adjusted Purchase Payments can be calculated as follows:

Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185

APPENDIX E

CALCULATION OF DEATH BENEFIT WHEN THE EEB AND MAV AND 5% ROLL-UP RIDERS ARE SELECTED

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

~ plus ~

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 40% of Adjusted Purchase Payments	= $ 40,000
The lesser of the above two amounts = the EEB amount	= $ 14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F

CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
The Death Benefit Amount would therefore	= $135,000

~ plus ~

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	= $ 35,000
40% of the above amount	= $ 14,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus amount	= $ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G

CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
Maximum Anniversary Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

~ plus ~

The EEB Plus MAV amount, calculated as follows:
 Death Benefit Amount before EEB minus Adjusted Purchase Payments	= $ 40,000
 40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus MAV amount	= $ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H

CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $132,000
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-up Value	= $140,000
The Death Benefit Amount would therefore	= $140,000

~ plus ~

The EEB Plus 5% Roll-Up amount, calculated as follows:
Death Benefit Amount before EEB minus
Adjusted Purchase Payments	= $ 40,000
40% of the above amount	= $ 16,000
Cap of 100% of Adjusted Purchase Payments	= $100,000
The lesser of the above two amounts = the EEB Plus 5% Roll-Up amount	= $ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I


CONDENSED FINANCIAL INFORMATION-

The following information should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

		Accumulation	Accumulation	Number of
		Unit Value	Unit Value	Accumulation
		Beginning	End	Units End
	Year	of Year	of Year	of Year

AIM V.I. Capital Appreciation Fund - Level 2
	2004	5.5293	5.8277	478,146
	2003	4.3187	5.5293	470,688
	2002	5.7758	4.3187	271,863
	2001	7.6166	5.7758	379,881
	2000	10.0000	7.6166	155,830
AIM V.I. Capital Appreciation Fund - Level 3
	2004	5.5100	5.8014	24,227
	2003	4.3079	5.5100	24,315
	2002	5.7672	4.3079	42,069
	2001	7.6131	5.7672	39,978
	2000	10.0000	7.6131	24,807
AIM V.I. Capital Appreciation Fund - Level 4
	2004	5.5003	5.7883	465,148
	2003	4.3026	5.5003	512,106
	2002	5.7629	4.3026	580,712
	2001	7.6114	5.7629	669,179
	2000	10.0000	7.6114	233,890
AIM V.I. Capital Appreciation Fund - Level 5
	2004	5.4810	5.7621	618,401
	2003	4.2918	5.4810	626,830
	2002	5.7544	4.2918	670,942
	2001	7.6079	5.7544	820,958
	2000	10.0000	7.6079	333,237
AIM V.I. Capital Appreciation Fund - Level 6
	2004	5.4522	5.7231	210,983
	2003	4.2758	5.4522	244,676
	2002	5.7416	4.2758	264,343
	2001	7.6026	5.7416	241,464
	2000	10.0000	7.6026	77,754
AIM V.I. Growth Fund - Level 1
	2004	4.0696	4.3602	21,694
	2003	3.1322	4.0696	21,694
	2002	4.5834	3.1322	21,694
	2001	7.0030	4.5834	21,694
	2000	10.0000	7.0030	3,421
AIM V.I. Growth Fund - Level 2
	2004	4.0482	4.3307	447,834
	2003	3.1205	4.0482	481,179
	2002	4.5732	3.1205	491,581
	2001	6.9982	4.5732	313,354
	2000	10.0000	6.9982	150,681
AIM V.I. Growth Fund - Level 3
	2004	-	-	0
	2003	3.1127	-	0
	2002	-	3.1127	22,631
	2001	10.0000	-	0
AIM V.I. Growth Fund - Level 4
	2004	4.0270	4.3015	517,981
	2003	3.1088	4.0270	547,015
	2002	4.5631	3.1088	652,060
	2001	6.9934	4.5631	468,504
	2000	10.0000	6.9934	251,183
AIM V.I. Growth Fund - Level 5
	2004	4.0129	4.2820	771,155
	2003	3.1011	4.0129	942,394
	2002	4.5564	3.1011	1,007,040
	2001	6.9901	4.5564	791,166
	2000	10.0000	6.9901	346,581
AIM V.I. Growth Fund - Level 6
	2004	3.9918	4.2530	376,296
	2003	3.0894	3.9918	462,995
	2002	4.5462	3.0894	446,957
	2001	6.9853	4.5462	193,714
	2000	10.0000	6.9853	80,277
AIM V. I. Core Equity Fund - Level 1
	2004	6.1854	6.6725	4,321
	2003	5.0215	6.1854	4,321
	2002	6.0086	5.0215	4,321
	2001	-	6.0086	4,321
	2000	10.0000	-	0
AIM V. I. Core Equity Fund - Level 2
	2004	6.1529	6.6274	181,587
	2003	5.0028	6.1529	218,241
	2002	5.9952	5.0028	294,532
	2001	7.8603	5.9952	260,270
	2000	10.0000	7.8603	84,096
AIM V. I. Core Equity Fund - Level 3
	2004	6.1314	6.5976	21,359
	2003	4.9903	6.1314	21,359
	2002	5.9864	4.9903	80,923
	2001	7.8567	5.9864	96,947
	2000	10.0000	7.8567	158,631
AIM V. I. Core Equity Fund - Level 4
	2004	6.1207	6.5827	412,088
	2003	4.9841	6.1207	457,888
	2002	5.9820	4.9841	496,350
	2001	7.8549	5.9820	630,672
	2000	10.0000	7.8549	306,521
AIM V. I.Core Equity Fund - Level 5
	2004	6.0992	6.5529	890,427
	2003	4.9716	6.0992	1,023,078
	2002	5.9731	4.9716	1,093,868
	2001	7.8513	5.9731	1,207,738
	2000	10.0000	7.8513	428,310
AIM V. I. Core Equity Fund - Level 6
	2004	6.0671	6.5086	321,243
	2003	4.9530	6.0671	367,491
	2002	5.9598	4.9530	384,463
	2001	7.8458	5.9598	420,993
	2000	10.0000	7.8458	69,526
AIM V. I. International Growth Fund - Level 1
	2004	6.3374	7.7800	29,884
	2003	4.9599	6.3374	29,884
	2002	5.9413	4.9599	29,884
	2001	7.8488	5.9413	29,884
	2000	10.0000	7.8488	5,182
AIM V. I. International Growth Fund - Level 2
	2004	6.3042	7.7274	488,799
	2003	4.9414	6.3042	517,157
	2002	5.9282	4.9414	346,633
	2001	7.8434	5.9282	481,488
	2000	10.0000	7.8434	134,233
AIM V. I. International Growth Fund - Level 3
	2004	6.2822	7.6927	30,936
	2003	4.9291	6.2822	31,028
	2002	5.9194	4.9291	31,163
	2001	7.8398	5.9194	31,298
	2000	10.0000	7.8398	31,548
AIM V. I. International Growth Fund - Level 4
	2004	6.2712	7.6753	241,240
	2003	4.9230	6.2712	271,282
	2002	5.9150	4.9230	306,433
	2001	7.8380	5.9150	557,746
	2000	10.0000	7.8380	123,197
AIM V. I. International Growth Fund - Level 5
	2004	6.2492	7.6406	326,354
	2003	4.9107	6.2492	366,417
	2002	5.9063	4.9107	423,306
	2001	7.8344	5.9063	939,317
	2000	10.0000	7.8344	292,546
AIM V. I. International Growth Fund - Level 6
	2004	6.2163	7.5888	258,495
	2003	4.8923	6.2163	275,433
	2002	5.8932	4.8923	299,011
	2001	7.8290	5.8932	453,866
	2000	10.0000	7.8290	87,945
AIM V. I. Premier Equity Fund - Level 2
	2004	7.5558	7.8998	72,371
	2003	6.1110	7.5558	77,042
	2002	8.8645	6.1110	80,213
	2001	10.0000	8.8645	23,949
AIM V. I. Premier Equity Fund - Level 4
	2004	7.5253	7.8559	78,333
	2003	6.0955	7.5253	80,139
	2002	8.8555	6.0955	105,842
	2001	10.0000	8.8555	53,149
AIM V. I. Premier Equity Fund - Level 5
	2004	7.5049	7.8266	83,059
	2003	6.0852	7.5049	83,649
	2002	8.8495	6.0852	91,583
	2001	10.0000	8.8495	45,520
AIM V. I. Premier Equity Fund - Level 6
	2004	7.4744	7.7830	132,070
	2003	6.0697	7.4744	181,132
	2002	8.8405	6.0697	179,205
	2001	10.0000	8.8405	89,762
Alger American Growth Portfolio - Level 1
	2004	-	-	0
	2003	4.4960	-	0
	2002	6.7774	4.4960	21,406
	2001	-	6.7774	25,344
	2000	10.0000	-	0
Alger American Growth Portfolio - Level 2
	2004	5.9846	6.2408	267,123
	2003	4.4792	5.9846	325,969
	2002	6.7624	4.4792	383,694
	2001	7.7583	6.7624	399,477
	2000	10.0000	7.7583	130,516
Alger American Growth Portfolio - Level 3
	2004	5.9637	6.2126	16,667
	2003	4.4681	5.9637	16,759
	2002	6.7525	4.4681	143,992
	2001	7.7547	6.7525	160,859
	2000	10.0000	7.7547	442,368
Alger American Growth Portfolio - Level 4
	2004	5.9532	6.1986	322,251
	2003	4.4625	5.9532	423,615
	2002	6.7475	4.4625	496,633
	2001	7.7530	6.7475	537,985
	2000	10.0000	7.7530	244,731
Alger American Growth Portfolio - Level 5
	2004	5.9323	6.1706	1,360,917
	2003	4.4513	5.9323	1,908,091
	2002	6.7375	4.4513	2,059,075
	2001	7.7494	6.7375	2,158,184
	2000	10.0000	7.7494	845,891
Alger American Growth Portfolio - Level 6
	2004	5.9012	6.1288	758,208
	2003	4.4347	5.9012	899,755
	2002	6.7225	4.4347	959,618
	2001	7.7441	6.7225	1,224,616
	2000	10.0000	7.7441	134,394
Alger American Income and Growth Portfolio - Level 1
	2004	6.6191	7.0668	11,908
	2003	5.1493	6.6191	11,908
	2002	7.5493	5.1493	11,908
	2001	8.9008	7.5493	11,908
	2000	10.0000	8.9008	2,786
Alger American Income and Growth Portfolio - Level 2
	2004	6.5844	7.0191	144,433
	2003	5.1301	6.5844	249,798
	2002	7.5326	5.1301	298,433
	2001	8.8947	7.5326	356,108
	2000	10.0000	8.8947	86,979
Alger American Income and Growth Portfolio - Level 3
	2004	6.5614	6.9875	16,407
	2003	5.1174	6.5614	16,498
	2002	7.5215	5.1174	30,355
	2001	8.8906	7.5215	28,769
	2000	10.0000	8.8906	17,005
Alger American Income and Growth Portfolio - Level 4
	2004	6.5499	6.9717	269,316
	2003	5.1110	6.5499	325,557
	2002	7.5159	5.1110	390,379
	2001	8.8886	7.5159	469,117
	2000	10.0000	8.8886	159,859
Alger American Income and Growth Portfolio - Level 5
	2004	6.5269	6.9402	443,136
	2003	5.0983	6.5269	574,718
	2002	7.5048	5.0983	633,284
	2001	8.8845	7.5048	802,944
	2000	10.0000	8.8845	185,362
Alger American Income and Growth Portfolio - Level 6
	2004	6.4927	6.8932	140,579
	2003	5.0792	6.4927	267,998
	2002	7.4881	5.0792	309,350
	2001	8.8784	7.4881	314,307
	2000	10.0000	8.8784	61,918
Alger American Small Capitalization Portfolio - Level 2
	2004	4.9882	5.7477	73,019
	2003	3.5450	4.9882	84,335
	2002	4.8612	3.5450	92,162
	2001	6.9773	4.8612	94,917
	2000	10.0000	6.9773	34,526
Alger American Small Capitalization Portfolio - Level 3
	2004	4.9707	5.7218	9,377
	2003	3.5362	4.9707	9,377
	2002	4.8540	3.5362	30,286
	2001	6.9741	4.8540	27,594
	2000	10.0000	6.9741	9,377
Alger American Small Capitalization Portfolio - Level 4
	2004	4.9620	5.7089	78,742
	2003	3.5318	4.9620	100,201
	2002	4.8504	3.5318	128,976
	2001	6.9725	4.8504	144,086
	2000	10.0000	6.9725	38,386
Alger American Small Capitalization Portfolio - Level 5
	2004	4.9446	5.6830	124,308
	2003	3.5230	4.9446	149,154
	2002	4.8432	3.5230	174,045
	2001	6.9693	4.8432	183,398
	2000	10.0000	6.9693	63,433
Alger American Small Capitalization Portfolio - Level 6
	2004	4.9186	5.6446	47,277
	2003	3.5098	4.9186	59,975
	2002	4.8324	3.5098	64,241
	2001	6.9645	4.8324	67,320
	2000	10.0000	6.9645	15,209
AllianceBernstein VP Large Cap Growth Portfolio - Level 2
	2004	7.1417	7.6484	336,045
	2003	5.8563	7.1417	363,925
	2002	8.5665	5.8563	144,213
	2001	10.0000	8.5665	87,748
AllianceBernstein VP Large Cap Growth Portfolio - Level 4
	2004	7.1128	7.6059	81,374
	2003	5.8414	7.1128	89,604
	2002	8.5578	5.8414	85,928
	2001	10.0000	8.5578	52,608
AllianceBernstein VP Large Cap Growth Portfolio - Level 5
	2004	7.0935	7.5776	125,294
	2003	5.8315	7.0935	124,618
	2002	8.5520	5.8315	135,802
	2001	10.0000	8.5520	67,270
AllianceBernstein VP Large Cap Growth Portfolio - Level 6
	2004	7.0647	7.5353	119,713
	2003	5.8167	7.0647	160,070
	2002	8.5432	5.8167	186,718
	2001	10.0000	8.5432	109,465
AllianceBernstein VP Global Technology Portfolio - Level 2
	2004	6.6106	6.8668	12,084
	2003	4.6509	6.6106	14,626
	2002	8.0855	4.6509	16,885
	2001	10.0000	8.0855	7,801
AllianceBernstein VP Global Technology Portfolio - Level 4
	2004	6.5838	6.8286	15,153
	2003	4.6390	6.5838	22,617
	2002	8.0772	4.6390	22,702
	2001	10.0000	8.0772	14,921
AllianceBernstein VP Global Technology Portfolio - Level 5
	2004	6.5660	6.8032	31,794
	2003	4.6312	6.5660	32,221
	2002	8.0717	4.6312	51,791
	2001	10.0000	8.0717	12,344
AllianceBernstein VP Global Technology Portfolio - Level 6
	2004	6.5394	6.7652	34,314
	2003	4.6194	6.5394	36,418
	2002	8.0635	4.6194	45,339
	2001	10.0000	8.0635	22,464
AllianceBernstein VP Growth and Income Portfolio - Level 1
	2004	9.3494	10.2944	495,111
	2003	7.1444	9.3494	528,442
	2002	-	7.1444	289,777
	2001	10.0000	-	0
AllianceBernstein VP Growth and Income Portfolio - Level 2
	2004	9.3116	10.2371	435,902
	2003	7.1263	9.3116	457,778
	2002	9.2743	7.1263	316,095
	2001	10.0000	9.2743	134,215
AllianceBernstein VP Growth and Income Portfolio - Level 3
	2004	9.2865	10.1992	52,882
	2003	7.1143	9.2865	54,382
	2002	9.2680	7.1143	56,081
	2001	10.0000	9.2680	18,765
AllianceBernstein VP Growth and Income Portfolio - Level 4
	2004	9.2739	10.1802	380,916
	2003	7.1083	9.2739	406,208
	2002	9.2649	7.1083	402,308
	2001	10.0000	9.2649	212,875
AllianceBernstein VP Growth and Income Portfolio - Level 5
	2004	9.2488	10.1423	421,162
	2003	7.0962	9.2488	390,395
	2002	9.2586	7.0962	469,383
	2001	10.0000	9.2586	143,364
AllianceBernstein Growth and Income Portfolio - Level 6
	2004	9.2113	10.0858	338,685
	2003	7.0782	9.2113	332,661
	2002	9.2491	7.0782	341,356
	2001	10.0000	9.2491	116,848
AllianceBernstein VP Worldwide Privatization Portfolio - Level 2
	2004	11.4557	14.0383	52,468
	2003	8.1001	11.4557	52,060
	2002	8.5591	8.1001	38,475
	2001	10.0000	8.5591	8,433
AllianceBernstein VP Worldwide Privatization Portfolio - Level 4
	2004	11.4093	13.9602	30,048
	2003	8.0795	11.4093	23,449
	2002	8.5504	8.0795	22,750
	2001	10.0000	8.5504	5,261
AllianceBernstein VP Worldwide Privatization Portfolio - Level 5
	2004	11.3784	13.9083	46,463
	2003	8.0659	11.3784	58,090
	2002	8.5446	8.0659	64,267
	2001	10.0000	8.5446	565
AllianceBernstein VP Worldwide Privatization Portfolio - Level 6
	2004	11.3323	13.8308	23,642
	2003	8.0454	11.3323	20,026
	2002	8.5359	8.0454	13,481
	2001	10.0000	8.5359	6,516
AllianceBernstein VP Small Cap Growth Portfolio - Level 2
	2004	9.2967	10.5114	28,260
	2003	6.3257	9.2967	5,686
	2002	9.4199	6.3257	8,067
	2001	10.0000	9.4199	44,891
AllianceBernstein VP Small Cap Growth Portfolio - Level 4
	2004	9.2590	10.4529	8,612
	2003	6.3097	9.2590	3,314
	2002	9.4103	6.3097	3,218
	2001	10.0000	9.4103	23,185
AllianceBernstein VP Small Cap Growth Portfolio - Level 5
	2004	9.2340	10.4140	54,797
	2003	6.2990	9.2340	13,563
	2002	9.4039	6.2990	13,306
	2001	10.0000	9.4039	1,506
AllianceBernstein VP Small Cap Growth Portfolio - Level 6
	2004	9.1965	10.3560	12,703
	2003	6.2830	9.1965	4,547
	2002	9.3944	6.2830	4,357
	2001	10.0000	9.3944	64
Goldman Sachs VIT CORE Small Cap Equity Fund - Level 2
	2004	11.6638	13.4118	18,608
	2003	8.0815	11.6638	22,237
	2002	9.6146	8.0815	23,966
	2001	9.3056	9.6146	39,653
	2000	10.0000	9.3056	9,427
Goldman Sachs VIT CORE Small Cap Equity Fund - Level 3
	2004	11.6230	13.3514	12,386
	2003	8.0614	11.6230	12,386
	2002	9.6004	8.0614	12,386
	2001	9.3014	9.6004	12,386
	2000	10.0000	9.3014	12,386
Goldman Sachs VIT CORE Small Cap Equity Fund - Level 4
	2004	11.6027	13.3213	40,787
	2003	8.0514	11.6027	37,189
	2002	9.5933	8.0514	39,396
	2001	9.2992	9.5933	35,576
	2000	10.0000	9.2992	3,948
Goldman Sachs VIT CORE Small Cap Equity Fund - Level 5
	2004	11.5620	13.2611	44,796
	2003	8.0313	11.5620	35,832
	2002	9.5791	8.0313	39,979
	2001	9.2950	9.5791	48,145
	2000	10.0000	9.2950	12,019
Goldman Sachs VIT CORE Small Cap Equity Fund - Level 6
	2004	11.5013	13.1713	20,614
	2003	8.0012	11.5013	12,617
	2002	9.5579	8.0012	12,261
	2001	9.2886	9.5579	13,565
	2000	10.0000	9.2886	2,665
Goldman Sachs VIT CORE U.S. Equity Fund - Level 2
	2004	7.4970	8.5178	69,407
	2003	5.8576	7.4970	59,149
	2002	7.5870	5.8576	66,992
	2001	8.7167	7.5870	92,005
	2000	10.0000	8.7167	7,290
Goldman Sachs VIT CORE U.S. Equity Fund - Level 3
	2004	7.4708	8.4794	31,425
	2003	5.8430	7.4708	31,425
	2002	7.5758	5.8430	31,425
	2001	8.7127	7.5758	26,656
	2000	10.0000	8.7127	17,483
Goldman Sachs VIT CORE U.S. Equity Fund - Level 4
	2004	7.4577	8.4603	93,376
	2003	5.8357	7.4577	100,385
	2002	7.5702	5.8357	137,091
	2001	8.7107	7.5702	126,497
	2000	10.0000	8.7107	26,035
Goldman Sachs VIT CORE U.S. Equity Fund - Level 5
	2004	7.4315	8.4220	164,456
	2003	5.8212	7.4315	194,861
	2002	7.5590	5.8212	202,999
	2001	8.7067	7.5590	179,696
	2000	10.0000	8.7067	59,730
Goldman Sachs VIT CORE U.S. Equity Fund - Level 6
	2004	7.3925	8.3650	74,771
	2003	5.7994	7.3925	89,110
	2002	7.5422	5.7994	91,519
	2001	8.7008	7.5422	44,344
	2000	10.0000	8.7008	9,775
Goldman Sachs VIT Growth and Income Fund - Level 2
	2004	8.7755	10.3049	18,686
	2003	7.1386	8.7755	15,416
	2002	8.1452	7.1386	16,847
	2001	9.0892	8.1452	20,872
	2000	10.0000	9.0892	3,407
Goldman Sachs VIT Growth and Income Fund - Level 4
	2004	8.7295	10.2353	26,429
	2003	7.1119	8.7295	22,903
	2002	8.1272	7.1119	26,191
	2001	9.0830	8.1272	26,366
	2000	10.0000	9.0830	1,375
Goldman Sachs VIT Growth and Income Fund - Level 5
	2004	8.6989	10.1891	25,817
	2003	7.0942	8.6989	22,232
	2002	8.1152	7.0942	24,430
	2001	9.0788	8.1152	27,033
	2000	10.0000	9.0788	7,846
Goldman Sachs VIT Growth and Income Fund - Level 6
	2004	8.6533	10.1202	6,566
	2003	7.0677	8.6533	6,704
	2002	8.0972	7.0677	6,870
	2001	9.0726	8.0972	6,665
	2000	10.0000	9.0726	754
Goldman Sachs VIT International Equity Fund - Level 2
	2004	7.1596	8.0313	19,056
	2003	5.3456	7.1596	28,581
	2002	6.6221	5.3456	35,598
	2001	8.6182	6.6221	49,453
	2000	10.0000	8.6182	19,327
Goldman Sachs VIT International Equity Fund - Level 3
	2004	7.1346	7.9951	30,413
	2003	5.3323	7.1346	30,508
	2002	6.6124	5.3323	45,637
	2001	8.6142	6.6124	43,801
	2000	10.0000	8.6142	31,040
Goldman Sachs VIT International Equity Fund - Level 4
	2004	7.1220	7.9770	54,630
	2003	5.3257	7.1220	59,799
	2002	6.6075	5.3257	79,990
	2001	8.6123	6.6075	104,655
	2000	10.0000	8.6123	38,546
Goldman Sachs VIT International Equity Fund - Level 5
	2004	7.0971	7.9410	53,457
	2003	5.3124	7.0971	56,685
	2002	6.5977	5.3124	66,671
	2001	8.6083	6.5977	93,954
	2000	10.0000	8.6083	31,258
Goldman Sachs VIT International Equity Fund - Level 6
	2004	7.0598	7.8872	19,840
	2003	5.2925	7.0598	20,857
	2002	6.5830	5.2925	22,553
	2001	8.6024	6.5830	28,203
	2000	10.0000	8.6024	15,344
Goldman Sachs VIT Capital Growth Fund - Level 2
	2004	8.0795	8.7121	28,399
	2003	6.6055	8.0795	29,041
	2002	8.8312	6.6055	52,231
	2001	10.0000	8.8312	19,056
Goldman Sachs VIT Capital Growth Fund - Level 4
	2004	8.0468	8.6637	19,307
	2003	6.5887	8.0468	10,833
	2002	8.8222	6.5887	7,239
	2001	10.0000	8.8222	3,080
Goldman Sachs VIT Capital Growth Fund - Level 5
	2004	8.0250	8.6314	72,312
	2003	6.5776	8.0250	59,038
	2002	8.8162	6.5776	58,210
	2001	10.0000	8.8162	18,588
Goldman Sachs VIT Capital Growth Fund - Level 6
	2004	7.9925	8.5833	62,880
	2003	6.5608	7.9925	59,443
	2002	8.8072	6.5608	61,467
	2001	10.0000	8.8072	10,733
AIM V.I. Dynamics Fund - Level 2
	2004	7.4103	8.3019	27,059
	2003	5.4391	7.4103	19,817
	2002	8.0799	5.4391	99,493
	2001	10.0000	8.0799	23,033
AIM V.I. Dynamics Fund - Level 4
	2004	7.3802	8.2557	22,021
	2003	5.4253	7.3802	24,082
	2002	8.0717	5.4253	29,809
	2001	10.0000	8.0717	17,852
AIM V.I. Dynamics Fund - Level 5
	2004	7.3603	8.2250	42,243
	2003	5.4161	7.3603	51,667
	2002	8.0662	5.4161	42,734
	2001	10.0000	8.0662	32,812
AIM V.I. Dynamics Fund - Level 6
	2004	7.3304	8.1791	43,819
	2003	5.4023	7.3304	55,125
	2002	8.0579	5.4023	58,595
	2001	10.0000	8.0579	25,642
AIM V.I. Small Company Growth Fund - Level 2
	2004	7.9505	8.9508	20,967
	2003	6.0277	7.9505	18,694
	2002	8.8523	6.0277	21,896
	2001	10.0000	8.8523	8,770
AIM V.I. Small Company Growth Fund - Level 4
	2004	7.9183	8.9010	31,320
	2003	6.0124	7.9183	30,797
	2002	8.8433	6.0124	28,049
	2001	10.0000	8.8433	15,651
AIM V.I. Small Company Growth Fund - Level 5
	2004	7.8969	8.8679	59,252
	2003	6.0022	7.8969	60,695
	2002	8.8373	6.0022	32,998
	2001	10.0000	8.8373	13,895
AIM V.I. Small Company Growth Fund - Level 6
	2004	7.8648	8.8184	27,406
	2003	5.9869	7.8648	34,789
	2002	8.8282	5.9869	29,641
	2001	10.0000	8.8282	20,911
J.P. Morgan International Opportunities Portfolio - Level 2
	2004	7.2432	8.4750	30,207
	2003	5.5325	7.2432	23,521
	2002	6.8512	5.5325	25,782
	2001	8.5723	6.8512	29,235
	2000	10.0000	8.5723	8,732
J.P. Morgan International Opportunities Portfolio - Level 3
	2004	7.2179	8.4369	13,244
	2003	5.5187	7.2179	13,244
	2002	6.8411	5.5187	27,963
	2001	8.5684	6.8411	26,080
	2000	10.0000	8.5684	13,244
J.P. Morgan International Opportunities Portfolio - Level 4
	2004	7.2052	8.4178	28,131
	2003	5.5118	7.2052	32,102
	2002	6.8361	5.5118	42,584
	2001	8.5664	6.8361	46,728
	2000	10.0000	8.5664	25,338
J.P. Morgan International Opportunities Portfolio - Level 5
	2004	7.1799	8.3797	44,705
	2003	5.4981	7.1799	47,651
	2002	6.8260	5.4981	49,966
	2001	8.5625	6.8260	57,921
	2000	10.0000	8.5625	26,166
J.P. Morgan International Opportunities Portfolio - Level 6
	2004	7.1422	8.3230	8,901
	2003	5.4775	7.1422	9,158
	2002	6.8108	5.4775	8,577
	2001	8.5566	6.8108	8,742
	2000	10.0000	8.5566	1,673
J.P. Morgan Small Company Portfolio - Level 2
	2004	8.0709	10.1455	20,796
	2003	6.0045	8.0709	21,506
	2002	7.7531	6.0045	23,417
	2001	8.5285	7.7531	30,979
	2000	10.0000	8.5285	21,708
J.P. Morgan Small Company Portfolio - Level 3
	2004	8.0427	10.0998	13,334
	2003	5.9895	8.0427	13,334
	2002	7.7417	5.9895	13,334
	2001	8.5246	7.7417	13,334
	2000	10.0000	8.5246	13,334
J.P. Morgan Small Company Portfolio - Level 4
	2004	8.0286	10.0770	43,545
	2003	5.9821	8.0286	46,529
	2002	7.7359	5.9821	46,898
	2001	8.5227	7.7359	52,275
	2000	10.0000	8.5227	16,703
J.P. Morgan Small Company Portfolio - Level 5
	2004	8.0005	10.0314	51,368
	2003	5.9671	8.0005	41,948
	2002	7.7245	5.9671	47,608
	2001	8.5188	7.7245	46,314
	2000	10.0000	8.5188	20,851
J.P. Morgan Small Company Portfolio - Level 6
	2004	7.9584	9.9635	19,165
	2003	5.9448	7.9584	21,707
	2002	7.7073	5.9448	21,790
	2001	8.5129	7.7073	26,276
	2000	10.0000	8.5129	13,957
J.P. Morgan U.S. Large Cap Core Equity Portfolio - Level 2
	2004	7.0735	7.6553	25,881
	2003	5.5844	7.0735	30,825
	2002	7.4950	5.5844	32,702
	2001	8.6078	7.4950	39,737
	2000	10.0000	8.6078	13,403
J.P. Morgan U.S. Large Cap Core Equity Portfolio - Level 3
	2004	7.0487	7.6208	15,284
	2003	5.5705	7.0487	15,284
	2002	7.4840	5.5705	15,284
	2001	8.6039	7.4840	15,284
	2000	10.0000	8.6039	15,284
J.P. Morgan U.S. Large Cap Core Equity Portfolio - Level 4
	2004	7.0364	7.6036	52,775
	2003	5.5635	7.0364	59,852
	2002	7.4784	5.5635	61,297
	2001	8.6019	7.4784	74,037
	2000	10.0000	8.6019	39,198
J.P. Morgan U.S. Large Cap Core Equity Portfolio - Level 5
	2004	7.0117	7.5692	70,308
	2003	5.5496	7.0117	73,209
	2002	7.4673	5.5496	86,109
	2001	8.5979	7.4673	99,222
	2000	10.0000	8.5979	53,641
J.P. Morgan U.S. Large Cap Core Equity Portfolio - Level 6
	2004	6.9749	7.5180	11,072
	2003	5.5289	6.9749	11,544
	2002	7.4508	5.5289	12,074
	2001	8.5920	7.4508	26,693
	2000	10.0000	8.5920	2,420
Lord Abbett Series Fund Growth and Income Portfolio - Level 1
	2004	11.1114	12.3918	18,483
	2003	8.5667	11.1114	77,027
	2002	10.5572	8.5667	80,285
	2001	-	10.5572	8,430
	2000	10.0000	-	0
Lord Abbett Series Fund Growth and Income Portfolio - Level 2
	2004	11.0531	12.3081	1,145,268
	2003	8.5348	11.0531	1,155,087
	2002	10.5339	8.5348	1,202,963
	2001	11.4245	10.5339	938,638
	2000	10.0000	11.4245	52,400
Lord Abbett Series Fund Growth and Income Portfolio - Level 3
	2004	11.0146	12.2527	93,465
	2003	8.5136	11.0146	94,104
	2002	10.5183	8.5136	92,965
	2001	11.4193	10.5183	89,640
	2000	10.0000	11.4193	23,743
Lord Abbett Series Fund Growth and Income Portfolio - Level 4
	2004	10.9953	12.2250	1,085,860
	2003	8.5030	10.9953	1,059,451
	2002	10.5106	8.5030	1,022,031
	2001	11.4167	10.5106	817,059
	2000	10.0000	11.4167	55,535
Lord Abbett Series Fund Growth and Income Portfolio - Level 5
	2004	10.9568	12.1698	1,728,000
	2003	8.4818	10.9568	1,661,273
	2002	10.4950	8.4818	1,641,320
	2001	11.4115	10.4950	1,464,629
	2000	10.0000	11.4115	125,200
Lord Abbett Series Fund Growth and Income Portfolio - Level 6
	2004	10.8992	12.0875	1,221,286
	2003	8.4501	10.8992	1,271,538
	2002	10.4718	8.4501	1,317,778
	2001	11.4037	10.4718	826,140
	2000	10.0000	11.4037	116,974
Lord Abbett Series Fund Mid Cap Value Portfolio - Level 1
	2004	11.4723	14.0880	10,820
	2003	9.2887	11.4723	14,511
	2002	-	9.2887	12,184
	2001	10.0000	-	0
Lord Abbett Series Fund Mid Cap Value Portfolio - Level 2
	2004	11.4259	14.0097	655,847
	2003	9.2652	11.4259	648,163
	2002	10.3895	9.2652	462,335
	2001	10.0000	10.3895	236,647
Lord Abbett Series Fund Mid Cap Value Portfolio - Level 3
	2004	11.3951	13.9577	17,057
	2003	9.2495	11.3951	18,017
	2002	10.3825	9.2495	16,386
	2001	10.0000	10.3825	5,016
Lord Abbett Series Fund Mid Cap Value Portfolio - Level 4
	2004	11.3797	13.9318	546,082
	2003	9.2417	11.3797	545,142
	2002	10.3790	9.2417	461,826
	2001	10.0000	10.3790	222,090
Lord Abbett Series Fund Mid Cap Value Portfolio - Level 5
	2004	11.3489	13.8799	735,287
	2003	9.2260	11.3489	670,655
	2002	10.3719	9.2260	574,298
	2001	10.0000	10.3719	278,605
Lord Abbett Series Fund Mid Cap Value Portfolio - Level 6
	2004	11.3029	13.8026	682,276
	2003	9.2026	11.3029	657,077
	2002	10.3614	9.2026	605,154
	2001	10.0000	10.3614	224,494
Lord Abbett Series Fund International Portfolio - Level 2
	2004	8.9599	10.6904	46,136
	2003	6.4168	8.9599	39,265
	2002	7.8879	6.4168	37,732
	2001	10.0000	7.8879	5,865
Lord Abbett Series Fund International Portfolio - Level 4
	2004	8.9236	10.6310	38,476
	2003	6.4006	8.9236	20,497
	2002	7.8799	6.4006	17,845
	2001	10.0000	7.8799	2,053
Lord Abbett Series Fund International Portfolio - Level 5
	2004	8.8995	10.5915	73,169
	2003	6.3897	8.8995	35,040
	2002	7.8745	6.3897	35,230
	2001	10.0000	7.8745	17,921
Lord Abbett Series Fund International Portfolio - Level 6
	2004	8.8634	10.5324	38,260
	2003	6.3735	8.8634	15,428
	2002	7.8665	6.3735	16,561
	2001	10.0000	7.8665	4,349
Fidelity VIP Contrafund Portfolio, Service Class 2 - Level 2
	2004	10.7317	12.2160	228,134
	2003	8.4686	10.7317	176,142
	2002	9.4774	8.4686	148,577
	2001	10.0000	9.4774	37,502
Fidelity VIP Contrafund Portfolio, Service Class 2 - Level 3
	2004	10.7027	-	0
	2003	8.4543	10.7027	22,135
	2002	9.4710	8.4543	9,216
	2001	10.0000	9.4710	16,279
Fidelity VIP Contrafund Portfolio, Service Class 2 - Level 4
	2004	10.6883	12.1481	268,840
	2003	8.4472	10.6883	182,047
	2002	9.4678	8.4472	132,262
	2001	10.0000	9.4678	31,603
Fidelity VIP Contrafund Portfolio, Service Class 2 - Level 5
	2004	10.6594	12.1029	225,232
	2003	8.4329	10.6594	169,075
	2002	9.4614	8.4329	124,130
	2001	10.0000	9.4614	24,110
Fidelity VIP Contrafund Portfolio, Service Class 2 - Level 6
	2004	10.6161	12.0355	225,649
	2003	8.4114	10.6161	174,381
	2002	9.4517	8.4114	148,801
	2001	10.0000	9.4517	39,015
Fidelity VIP Growth Portfolio, Service Class 2 - Level 1
	2004	7.8786	-	0
	2003	-	7.8786	4,468
	2002	-	-	0
	2001	10.0000	-	0
Fidelity VIP Growth Portfolio, Service Class 2 - Level 2
	2004	7.8467	7.9984	521,998
	2003	5.9890	7.8467	484,415
	2002	8.6922	5.9890	516,412
	2001	10.0000	8.6922	298,052
Fidelity VIP Growth Portfolio, Service Class 2 - Level 3
	2004	7.8256	7.9688	48,197
	2003	5.9789	7.8256	43,657
	2002	8.6863	5.9789	34,439
	2001	10.0000	8.6863	20,638
Fidelity VIP Growth Portfolio, Service Class 2 - Level 4
	2004	7.8150	7.9539	612,129
	2003	5.9738	7.8150	560,165
	2002	8.6834	5.9738	462,692
	2001	10.0000	8.6834	365,485
Fidelity VIP Growth Portfolio, Service Class 2 - Level 5
	2004	7.7938	7.9243	778,080
	2003	5.9637	7.7938	687,860
	2002	8.6775	5.9637	581,689
	2001	10.0000	8.6775	486,915
Fidelity VIP Growth Portfolio, Service Class 2 - Level 6
	2004	7.7622	7.8801	679,529
	2003	5.9485	7.7622	615,008
	2002	8.6686	5.9485	518,009
	2001	10.0000	8.6686	243,391
Fidelity VIP Overseas Portfolio, Service Class 2 - Level 2
	2004	8.9563	10.0317	110,544
	2003	6.3343	8.9563	100,228
	2002	8.0560	6.3343	111,890
	2001	10.0000	8.0560	287,606
Fidelity VIP Overseas Portfolio, Service Class 2 - Level 3
	2004	8.9321	9.9945	6,556
	2003	6.3236	8.9321	21,386
	2002	-	6.3236	6,556
	2001	10.0000	-	28,489
Fidelity VIP Overseas Portfolio, Service Class 2 - Level 4
	2004	8.9201	9.9759	75,629
	2003	6.3182	8.9201	86,286
	2002	8.0478	6.3182	84,754
	2001	10.0000	8.0478	267,321
Fidelity VIP Overseas Portfolio, Service Class 2 - Level 5
	2004	8.8959	9.9388	103,877
	2003	6.3075	8.8959	88,738
	2002	8.0424	6.3075	99,988
	2001	10.0000	8.0424	363,758
Fidelity VIP Overseas Portfolio, Service Class 2 - Level 6
	2004	8.8598	9.8834	94,039
	2003	6.2915	8.8598	100,000
	2002	8.0342	6.2915	85,536
	2001	10.0000	8.0342	205,125
First Eagle Overseas Variable Fund - Level 1
	2004	16.6818	-	0
	2003	-	16.6818	4,483
	2002	10.0000	-	0
First Eagle Overseas Variable Fund - Level 2
	2004	16.6501	20.9747	419,847
	2003	11.1490	16.6501	436,204
	2002	10.0000	11.1490	349,065
First Eagle Overseas Variable Fund - Level 3
	2004	16.6291	20.9270	31,642
	2003	11.1461	16.6291	33,514
	2002	10.0000	11.1461	29,621
First Eagle Overseas Variable Fund - Level 4
	2004	16.6185	20.9031	423,299
	2003	11.1447	16.6185	419,297
	2002	10.0000	11.1447	337,037
First Eagle Overseas Variable Fund - Level 5
	2004	16.5975	20.8554	573,814
	2003	11.1419	16.5975	562,412
	2002	10.0000	11.1419	477,270
First Eagle Overseas Variable Fund -Level 6
	2004	16.5659	20.7840	494,659
	2003	11.1376	16.5659	464,020
	2002	10.0000	11.1376	409,283
MFS/Sun Life Capital Appreciation S Class - Level 2
	2004	8.2253	9.0071	16,253
	2003	6.4830	8.2253	24,128
	2002	9.7249	6.4830	24,378
	2001	10.0000	9.7249	12,482
MFS/Sun Life Capital Appreciation S Class - Level 4
	2004	8.1960	8.9615	33,972
	2003	6.4698	8.1960	35,608
	2002	9.7198	6.4698	27,405
	2001	10.0000	9.7198	13,292
MFS/Sun Life Capital Appreciation S Class - Level 5
	2004	8.1765	8.9310	35,438
	2003	6.4609	8.1765	23,036
	2002	9.7164	6.4609	22,198
	2001	10.0000	9.7164	6,533
MFS/Sun Life Capital Appreciation S Class - Level 6
	2004	8.1474	8.8856	27,694
	2003	6.4477	8.1474	29,640
	2002	9.7113	6.4477	35,318
	2001	10.0000	9.7113	25,479
MFS/Sun Life Capital Appreciation Series - Level 1
	2004	-	-	0
	2003	3.8491	-	0
	2002	5.7504	3.8491	22,443
	2001	-	5.7504	26,572
	2000	10.0000	-	0
MFS/Sun Life Capital Appreciation Series - Level 2
	2004	4.8790	5.3542	87,768
	2003	3.8347	4.8790	107,157
	2002	5.7376	3.8347	119,215
	2001	7.7724	5.7376	162,028
	2000	10.0000	7.7724	77,731
MFS/Sun Life Capital Appreciation Series - Level 3
	2004	4.8619	5.3301	31,811
	2003	3.8252	4.8619	31,811
	2002	5.7292	3.8252	31,811
	2001	7.7689	5.7292	31,811
	2000	10.0000	7.7689	31,811
MFS/Sun Life Capital Appreciation Series - Level 4
	2004	4.8534	5.3180	181,270
	2003	3.8204	4.8534	196,111
	2002	5.7249	3.8204	223,557
	2001	7.7671	5.7249	294,659
	2000	10.0000	7.7671	137,695
MFS/Sun Life Capital Appreciation Series - Level 5
	2004	4.8363	5.2940	231,921
	2003	3.8109	4.8363	260,017
	2002	5.7164	3.8109	284,178
	2001	7.7635	5.7164	336,923
	2000	10.0000	7.7635	111,529
MFS/Sun Life Capital Appreciation Series - Level 6
	2004	4.8109	5.2581	144,067
	2003	3.7966	4.8109	194,909
	2002	5.7037	3.7966	207,761
	2001	7.7582	5.7037	250,825
	2000	10.0000	7.7582	91,422
MFS/Sun Life Emerging Growth S Class - Level 2
	2004	8.1742	9.1274	93,995
	2003	6.3058	8.1742	99,042
	2002	9.7174	6.3058	31,502
	2001	10.0000	9.7174	22,622
MFS/Sun Life Emerging Growth S Class - Level 4
	2004	8.1451	9.0811	34,124
	2003	6.2929	8.1451	31,807
	2002	9.7123	6.2929	17,045
	2001	10.0000	9.7123	8,995
MFS/Sun Life Emerging Growth S Class - Level 5
	2004	8.1257	9.0503	21,035
	2003	6.2843	8.1257	23,236
	2002	9.7089	6.2843	22,736
	2001	10.0000	9.7089	8,920
MFS/Sun Life Emerging Growth S Class - Level 6
	2004	8.0967	9.0043	25,239
	2003	6.2714	8.0967	24,725
	2002	9.7038	6.2714	26,522
	2001	10.0000	9.7038	11,204
MFS/Sun Life Emerging Growth Series - Level 2
	2004	4.2474	4.7544	192,302
	2003	3.2677	4.2474	221,382
	2002	5.0220	3.2677	201,853
	2001	7.7666	5.0220	311,245
	2000	10.0000	7.7666	172,848
MFS/Sun Life Emerging Growth Series - Level 3
	2004	4.2326	4.7330	46,626
	2003	3.2595	4.2326	46,626
	2002	5.0146	3.2595	46,626
	2001	7.7630	5.0146	56,830
	2000	10.0000	7.7630	46,626
MFS/Sun Life Emerging Growth Series - Level 4
	2004	4.2252	4.7223	290,053
	2003	3.2555	4.2252	332,296
	2002	5.0109	3.2555	390,033
	2001	7.7612	5.0109	535,421
	2000	10.0000	7.7612	260,438
MFS/Sun Life Emerging Growth Series - Level 5
	2004	4.2103	4.7009	546,238
	2003	3.2473	4.2103	643,094
	2002	5.0035	3.2473	715,519
	2001	7.7576	5.0035	917,386
	2000	10.0000	7.7576	439,010
MFS/Sun Life Emerging Growth Series - Level 6
	2004	4.1882	4.6691	145,824
	2003	3.2352	4.1882	200,332
	2002	4.9923	3.2352	225,151
	2001	7.7523	4.9923	284,473
	2000	10.0000	7.7523	142,901
MFS/Sun Life Government Securities S Class - Level 1
	2004	11.0752	11.3535	19,858
	2003	10.9818	11.0752	56,258
	2002	-	10.9818	36,582
	2001	10.0000	-	0
MFS/Sun Life Government Securities S Class - Level 2
	2004	11.0359	11.2960	302,052
	2003	10.9594	11.0359	394,959
	2002	10.1238	10.9594	511,102
	2001	10.0000	10.1238	90,021
MFS/Sun Life Government Securities S Class - Level 3
	2004	11.0097	11.2578	16,227
	2003	10.9445	11.0097	17,227
	2002	-	10.9445	18,361
	2001	10.0000	-	0
MFS/Sun Life Government Securities S Class - Level 4
	2004	10.9966	11.2387	227,814
	2003	10.9370	10.9966	325,190
	2002	10.1185	10.9370	421,875
	2001	10.0000	10.1185	57,095
MFS/Sun Life Government Securities S Class - Level 5
	2004	10.9705	11.2006	202,312
	2003	10.9221	10.9705	255,106
	2002	10.1149	10.9221	280,130
	2001	10.0000	10.1149	20,626
MFS/Sun Life Government Securities S Class - Level 6
	2004	10.9314	11.1436	284,003
	2003	10.8998	10.9314	335,483
	2002	10.1096	10.8998	443,455
	2001	10.0000	10.1096	55,223
MFS/Sun Life Government Securities Series - Level 1
	2004	12.5249	-	0
	2003	12.3852	12.5249	44,975
	2002	11.3934	12.3852	46,686
	2001	-	11.3934	14,995
	2000	10.0000	-	0
MFS/Sun Life Government Securities Series - Level 2
	2004	12.4593	12.7788	223,750
	2003	12.3391	12.4593	294,674
	2002	11.3682	12.3391	345,904
	2001	10.7037	11.3682	270,870
	2000	10.0000	10.7037	30,960
MFS/Sun Life Government Securities Series - Level 3
	2004	12.4158	-	0
	2003	12.3085	12.4158	5,178
	2002	-	12.3085	15,741
	2001	-	-	0
	2000	10.0000	-	0
MFS/Sun Life Government Securities Series - Level 4
	2004	12.3941	12.6926	140,599
	2003	12.2931	12.3941	234,748
	2002	11.3431	12.2931	431,106
	2001	10.6963	11.3431	277,396
	2000	10.0000	10.6963	18,410
MFS/Sun Life Government Securities Series - Level 5
	2004	12.3507	12.6353	397,464
	2003	12.2625	12.3507	480,517
	2002	11.3264	12.2625	635,527
	2001	10.6914	11.3264	427,114
	2000	10.0000	10.6914	28,193
MFS/Sun Life Government Securities Series - Level 6
	2004	12.2858	12.5498	186,702
	2003	12.2167	12.2858	240,134
	2002	11.3012	12.2167	354,961
	2001	10.6841	11.3012	241,877
	2000	10.0000	10.6841	1,703
MFS/Sun Life High Yield S Class - Level 1
	2004	12.0281	13.0232	11,555
	2003	-	12.0281	11,464
	2002	-	-	0
	2001	10.0000	-	0
MFS/Sun Life High Yield S Class - Level 2
	2004	11.9854	12.9572	105,081
	2003	10.0033	11.9854	123,778
	2002	9.8907	10.0033	117,914
	2001	10.0000	9.8907	39,706
MFS/Sun Life High Yield S Class - Level 3
	2004	11.9570	12.9135	18,095
	2003	9.9897	11.9570	19,211
	2002	-	9.9897	20,475
	2001	10.0000	-	0
MFS/Sun Life High Yield S Class - Level 4
	2004	11.9428	12.8915	101,002
	2003	9.9829	11.9428	174,541
	2002	9.8856	9.9829	151,233
	2001	10.0000	9.8856	44,929
MFS/Sun Life High Yield S Class - Level 5
	2004	11.9144	12.8478	79,072
	2003	9.9693	11.9144	85,996
	2002	9.8821	9.9693	83,942
	2001	10.0000	9.8821	25,151
MFS/Sun Life High Yield S Class - Level 6
	2004	11.8720	12.7825	104,111
	2003	9.9489	11.8720	114,134
	2002	9.8769	9.9489	105,349
	2001	10.0000	9.8769	50,617
MFS/Sun Life High Yield Series - Level 2
	2004	11.2733	12.2069	169,687
	2003	9.3909	11.2733	186,208
	2002	9.2504	9.3909	211,310
	2001	9.1972	9.2504	286,880
	2000	10.0000	9.1972	31,852
MFS/Sun Life High Yield Series - Level 3
	2004	11.2339	12.1519	73,878
	2003	9.3676	11.2339	80,215
	2002	9.2367	9.3676	50,184
	2001	-	9.2367	11,033
	2000	10.0000	-	0
MFS/Sun Life High Yield Series - Level 4
	2004	11.2142	12.1245	148,455
	2003	9.3559	11.2142	174,561
	2002	9.2299	9.3559	143,398
	2001	9.1909	9.2299	296,337
	2000	10.0000	9.1909	44,961
MFS/Sun Life High Yield Series - Level 5
	2004	11.1750	12.0698	192,272
	2003	9.3326	11.1750	222,016
	2002	9.2163	9.3326	226,002
	2001	9.1867	9.2163	443,200
	2000	10.0000	9.1867	67,901
MFS/Sun Life High Yield Series - Level 6
	2004	11.1163	11.9881	80,437
	2003	9.2977	11.1163	85,103
	2002	9.1958	9.2977	65,178
	2001	9.1804	9.1958	150,241
	2000	10.0000	9.1804	15,842
MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 1
	2004	8.4680	9.1676	24,929
	2003	6.9628	8.4680	24,694
	2002	-	6.9628	31,959
	2001	10.0000	-	0
MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 2
	2004	8.4379	9.1210	144,016
	2003	6.9486	8.4379	159,074
	2002	9.7790	6.9486	142,183
	2001	10.0000	9.7790	65,312
MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 4
	2004	8.4079	9.0748	111,989
	2003	6.9344	8.4079	121,456
	2002	9.7739	6.9344	119,890
	2001	10.0000	9.7739	33,764
MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 5
	2004	8.3879	9.0440	100,574
	2003	6.9249	8.3879	108,571
	2002	9.7705	6.9249	95,787
	2001	10.0000	9.7705	24,800
MFS/Sun Life Massachusetts Investors Growth Stock S Class - Level 6
	2004	8.3580	8.9980	210,928
	2003	6.9107	8.3580	231,831
	2002	9.7653	6.9107	237,736
	2001	10.0000	9.7653	73,389
MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 1
	2004	5.5499	6.0222	16,566
	2003	4.5434	5.5499	16,566
	2002	6.3791	4.5434	37,264
	2001	8.5799	6.3791	41,073
	2000	10.0000	8.5799	2,827
MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 2
	2004	5.5208	5.9816	420,832
	2003	4.5264	5.5208	451,302
	2002	6.3649	4.5264	504,454
	2001	8.5740	6.3649	616,866
	2000	10.0000	8.5740	129,303
MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 3
	2004	5.5016	5.9546	41,225
	2003	4.5152	5.5016	41,225
	2002	6.3556	4.5152	41,225
	2001	8.5701	6.3556	41,225
	2000	10.0000	8.5701	41,225
MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 4
	2004	5.4919	5.9411	431,617
	2003	4.5095	5.4919	504,226
	2002	6.3508	4.5095	582,362
	2001	8.5681	6.3508	689,060
	2000	10.0000	8.5681	161,937
MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 5
	2004	5.4726	5.9143	752,485
	2003	4.4983	5.4726	915,058
	2002	6.3414	4.4983	1,006,081
	2001	8.5642	6.3414	1,304,066
	2000	10.0000	8.5642	309,307
MFS/Sun Life Massachusetts Investors Growth Stock Series - Level 6
	2004	5.4439	5.8742	304,008
	2003	4.4814	5.4439	347,612
	2002	6.3274	4.4814	371,781
	2001	8.5583	6.3274	430,921
	2000	10.0000	8.5583	181,314
MFS/Sun Life Massachusetts Investors Trust S Class - Level 2
	2004	9.0989	10.0498	108,482
	2003	7.5171	9.0989	114,808
	2002	9.6743	7.5171	111,975
	2001	10.0000	9.6743	35,068
MFS/Sun Life Massachusetts Investors Trust S Class - Level 3
	2004	9.0773	10.0158	10,829
	2003	7.5068	9.0773	10,829
	2002	9.6709	7.5068	10,829
	2001	10.0000	9.6709	7,108
MFS/Sun Life Massachusetts Investors Trust S Class - Level 4
	2004	9.0665	9.9988	68,796
	2003	7.5017	9.0665	50,388
	2002	9.6692	7.5017	44,600
	2001	10.0000	9.6692	12,603
MFS/Sun Life Massachusetts Investors Trust S Class - Level 5
	2004	9.0449	9.9649	44,085
	2003	7.4914	9.0449	45,791
	2002	9.6659	7.4914	49,378
	2001	10.0000	9.6659	19,810
MFS/Sun Life Massachusetts Investors Trust S Class - Level 6
	2004	9.0127	9.9142	74,685
	2003	7.4761	9.0127	85,131
	2002	9.6608	7.4761	85,291
	2001	10.0000	9.6608	37,370
MFS/Sun Life Massachusetts Investors Trust Series - Level 2
	2004	7.5562	8.3644	225,036
	2003	6.2231	7.5562	244,006
	2002	7.9920	6.2231	266,985
	2001	9.5949	7.9920	295,421
	2000	10.0000	9.5949	72,001
MFS/Sun Life Massachusetts Investors Trust Series - Level 3
	2004	-	-	0
	2003	-	-	0
	2002	7.9802	-	0
	2001	-	7.9802	8,601
	2000	10.0000	-	0
MFS/Sun Life Massachusetts Investors Trust Series - Level 4
	2004	7.5166	8.3079	193,615
	2003	6.1999	7.5166	204,033
	2002	7.9743	6.1999	226,747
	2001	9.5883	7.9743	296,698
	2000	10.0000	9.5883	75,067
MFS/Sun Life Massachusetts Investors Trust Series - Level 5
	2004	7.4902	8.2703	472,343
	2003	6.1844	7.4902	557,092
	2002	7.9625	6.1844	580,255
	2001	9.5839	7.9625	710,653
	2000	10.0000	9.5839	146,370
MFS/Sun Life Massachusetts Investors Trust Series - Level 6
	2004	7.4509	8.2144	141,030
	2003	6.1613	7.4509	168,084
	2002	7.9448	6.1613	185,100
	2001	9.5773	7.9448	216,653
	2000	10.0000	9.5773	68,760
MFS/Sun Life New Discovery S Class - Level 1
	2004	9.0569	9.6131	15,906
	2003	6.7759	9.0569	15,471
	2002	-	6.7759	8,310
	2001	10.0000	-	0
MFS/Sun Life New Discovery S Class - Level 2
	2004	9.0246	9.5643	402,436
	2003	6.7620	9.0246	411,586
	2002	10.3117	6.7620	305,373
	2001	10.0000	10.3117	38,803
MFS/Sun Life New Discovery S Class - Level 3
	2004	9.0033	9.5320	33,066
	2003	6.7528	9.0033	32,200
	2002	-	6.7528	28,159
	2001	10.0000	-	0
MFS/Sun Life New Discovery S Class - Level 4
	2004	8.9925	9.5158	289,832
	2003	6.7482	8.9925	288,785
	2002	10.3063	6.7482	232,438
	2001	10.0000	10.3063	34,846
MFS/Sun Life New Discovery S Class - Level 5
	2004	8.9712	9.4835	325,298
	2003	6.7390	8.9712	300,630
	2002	10.3027	6.7390	230,446
	2001	10.0000	10.3027	20,876
MFS/Sun Life New Discovery S Class - Level 6
	2004	8.9392	9.4353	494,826
	2003	6.7252	8.9392	483,812
	2002	10.2973	6.7252	415,023
	2001	10.0000	10.2973	60,891
MFS/Sun Life New Discovery Series - Level 1
	2004	7.1262	7.5829	15,576
	2003	5.3206	7.1262	21,066
	2002	8.0769	5.3206	15,576
	2001	8.5985	8.0769	15,576
	2000	10.0000	8.5985	3,013
MFS/Sun Life New Discovery Series - Level 2
	2004	7.0889	7.5317	422,773
	2003	5.3007	7.0889	443,077
	2002	8.0590	5.3007	500,035
	2001	8.5926	8.0590	287,902
	2000	10.0000	8.5926	108,572
MFS/Sun Life New Discovery Series - Level 3
	2004	7.0641	7.4978	77,424
	2003	5.2875	7.0641	74,001
	2002	8.0471	5.2875	74,134
	2001	8.5887	8.0471	74,268
	2000	10.0000	8.5887	74,514
MFS/Sun Life New Discovery Series - Level 4
	2004	7.0517	7.4808	479,126
	2003	5.2809	7.0517	530,406
	2002	8.0411	5.2809	535,192
	2001	8.5867	8.0411	317,109
	2000	10.0000	8.5867	119,748
MFS/Sun Life New Discovery Series - Level 5
	2004	7.0270	7.4470	680,446
	2003	5.2677	7.0270	693,381
	2002	8.0292	5.2677	699,565
	2001	8.5828	8.0292	520,697
	2000	10.0000	8.5828	178,251
MFS/Sun Life New Discovery Series - Level 6
	2004	6.9901	7.3966	381,201
	2003	5.2480	6.9901	386,335
	2002	8.0114	5.2480	381,116
	2001	8.5769	8.0114	262,121
	2000	10.0000	8.5769	113,259
MFS/Sun Life Total Return S Class - Level 1
	2004	10.7517	-	0
	2003	9.2957	10.7517	41,516
	2002	-	9.2957	39,880
	2001	10.0000	-	0
MFS/Sun Life Total Return S Class - Level 2
	2004	10.7135	11.7701	348,136
	2003	9.2767	10.7135	391,422
	2002	9.9714	9.2767	443,618
	2001	10.0000	9.9714	113,662
MFS/Sun Life Total Return S Class - Level 3
	2004	10.6882	11.7304	19,000
	2003	9.2641	10.6882	20,171
	2002	-	9.2641	21,499
	2001	10.0000	-	0
MFS/Sun Life Total Return S Class - Level 4
	2004	10.6754	11.7105	426,907
	2003	9.2578	10.6754	433,932
	2002	9.9661	9.2578	388,788
	2001	10.0000	9.9661	131,011
MFS/Sun Life Total Return S Class - Level 5
	2004	10.6500	11.6708	275,429
	2003	9.2451	10.6500	304,717
	2002	9.9626	9.2451	304,688
	2001	10.0000	9.9626	88,166
MFS/Sun Life Total Return S Class - Level 6
	2004	10.6121	11.6114	508,507
	2003	9.2262	10.6121	521,596
	2002	9.9574	9.2262	491,799
	2001	10.0000	9.9574	121,906
MFS/Sun Life Total Return Series - Level 1
	2004	12.0408	-	0
	2003	10.3818	12.0408	24,121
	2002	11.1223	10.3818	40,252
	2001	-	11.1223	26,038
	2000	10.0000	-	0
MFS/Sun Life Total Return Series - Level 2
	2004	11.9777	13.1977	317,043
	2003	10.3432	11.9777	338,639
	2002	11.0978	10.3432	405,747
	2001	11.1705	11.0978	354,901
	2000	10.0000	11.1705	29,963
MFS/Sun Life Total Return Series - Level 3
	2004	11.9359	-	0
	2003	-	11.9359	8,272
	2002	11.0814	-	0
	2001	-	11.0814	21,495
	2000	10.0000	-	0
MFS/Sun Life Total Return Series - Level 4
	2004	11.9150	13.1087	295,637
	2003	10.3046	11.9150	352,778
	2002	11.0732	10.3046	376,093
	2001	11.1628	11.0732	340,045
	2000	10.0000	11.1628	27,987
MFS/Sun Life Total Return Series - Level 5
	2004	11.8733	13.0495	672,158
	2003	10.2790	11.8733	731,555
	2002	11.0569	10.2790	750,534
	2001	11.1577	11.0569	608,471
	2000	10.0000	11.1577	58,375
MFS/Sun Life Total Return Series - Level 6
	2004	11.8110	12.9612	148,256
	2003	10.2406	11.8110	185,847
	2002	11.0324	10.2406	193,757
	2001	11.1500	11.0324	156,762
	2000	10.0000	11.1500	4,270
MFS/Sun Life Utilities S Class - Level 2
	2004	9.0060	11.5742	128,427
	2003	6.6976	9.0060	128,774
	2002	8.9330	6.6976	48,119
	2001	10.0000	8.9330	29,888
MFS/Sun Life Utilities S Class - Level 4
	2004	8.9740	11.5155	121,410
	2003	6.6839	8.9740	126,739
	2002	8.9283	6.6839	99,241
	2001	10.0000	8.9283	74,789
MFS/Sun Life Utilities S Class - Level 5
	2004	8.9527	11.4765	42,850
	2003	6.6748	8.9527	41,863
	2002	8.9252	6.6748	48,007
	2001	10.0000	8.9252	15,720
MFS/Sun Life Utilities S Class - Level 6
	2004	8.9208	11.4181	133,159
	2003	6.6611	8.9208	159,495
	2002	8.9204	6.6611	118,281
	2001	10.0000	8.9204	59,417
MFS/Sun Life Utilities Series - Level 2
	2004	7.3511	9.4734	150,806
	2003	5.4577	7.3511	181,859
	2002	7.2508	5.4577	171,363
	2001	9.6919	7.2508	251,743
	2000	10.0000	9.6919	86,311
MFS/Sun Life Utilities Series - Level 3
	2004	7.3254	9.4307	23,829
	2003	5.4442	7.3254	23,829
	2002	7.2401	5.4442	23,829
	2001	9.6874	7.2401	51,498
	2000	10.0000	9.6874	23,829
MFS/Sun Life Utilities Series - Level 4
	2004	7.3126	9.4094	262,866
	2003	5.4374	7.3126	300,754
	2002	7.2347	5.4374	331,406
	2001	9.6852	7.2347	467,748
	2000	10.0000	9.6852	125,061
MFS/Sun Life Utilities Series - Level 5
	2004	7.2869	9.3669	344,485
	2003	5.4238	7.2869	340,194
	2002	7.2240	5.4238	378,852
	2001	9.6808	7.2240	607,648
	2000	10.0000	9.6808	144,204
MFS/Sun Life Utilities Series - Level 6
	2004	7.2487	9.3035	172,612
	2003	5.4035	7.2487	206,340
	2002	7.2080	5.4035	206,403
	2001	9.6741	7.2080	225,695
	2000	10.0000	9.6741	23,830
PIMCO Real Return Portfolio - Level 2
	2004	10.8560	11.6879	194,796
	2003	10.0890	10.8560	168,067
	2002	10.0000	10.0890	34,532
PIMCO Real Return Portfolio - Level 4
	2004	10.8354	11.6480	81,998
	2003	10.0852	10.8354	63,560
	2002	10.0000	10.0852	10,048
PIMCO Real Return Portfolio - Level 5
	2004	10.8217	11.6214	213,263
	2003	-	10.8217	167,060
	2002	10.0000	-	0
PIMCO Real Return Portfolio - Level 6
	2004	10.8011	11.5816	84,438
	2003	10.0787	10.8011	79,405
	2002	10.0000	10.0787	556
PIMCO Total Return Portfolio - Level 1
	2004	10.6347	11.0430	20,404
	2003	-	10.6347	23,337
	2002	10.0000	-	0
PIMCO Total Return Portfolio - Level 2
	2004	10.6145	11.0053	658,028
	2003	10.2223	10.6145	552,967
	2002	10.0000	10.2223	435,785
PIMCO Total Return Portfolio - Level 3
	2004	10.6010	10.9802	16,487
	2003	10.2197	10.6010	13,451
	2002	10.0000	10.2197	15,596
PIMCO Total Return Portfolio - Level 4
	2004	10.5943	10.9677	506,746
	2003	10.2184	10.5943	449,045
	2002	10.0000	10.2184	341,204
PIMCO Total Return Portfolio - Level 5
	2004	10.5808	10.9426	623,111
	2003	10.2157	10.5808	594,126
	2002	10.0000	10.2157	401,629
PIMCO Total Return Portfolio - Level 6
	2004	10.5607	10.9051	576,084
	2003	10.2118	10.5607	516,637
	2002	10.0000	10.2118	377,785
PIMCO Emerging Markets Bond Portfolio - Level 1
	2004	15.1763	-	0
	2003	-	15.1763	2,574
	2002	10.0000	-	0
PIMCO Emerging Markets Bond Portfolio - Level 2
	2004	15.1475	16.7879	267,370
	2003	11.6361	15.1475	271,202
	2002	10.0000	11.6361	260,289
PIMCO Emerging Markets Bond Portfolio - Level 3
	2004	15.1283	16.7497	10,805
	2003	11.6332	15.1283	9,565
	2002	10.0000	11.6332	16,208
PIMCO Emerging Markets Bond Portfolio - Level 4
	2004	15.1187	16.7306	221,898
	2003	11.6317	15.1187	222,246
	2002	10.0000	11.6317	237,851
PIMCO Emerging Markets Bond Portfolio - Level 5
	2004	15.0996	16.6924	283,635
	2003	11.6287	15.0996	278,531
	2002	10.0000	11.6287	309,006
PIMCO Emerging Markets Bond Portfolio - Level 6
	2004	15.0708	16.6352	255,743
	2003	11.6243	15.0708	237,897
	2002	10.0000	11.6243	270,125
PIMCO High Yield Portfolio - Level 1
	2004	13.1967	-	0
	2003	-	13.1967	3,597
	2002	10.0000	-	0
PIMCO High Yield Portfolio - Level 2
	2004	13.1717	14.2649	382,101
	2003	10.8412	13.1717	379,080
	2002	10.0000	10.8412	262,811
PIMCO High Yield Portfolio - Level 3
	2004	13.1550	14.2324	43,915
	2003	10.8385	13.1550	42,001
	2002	10.0000	10.8385	19,016
PIMCO High Yield Portfolio - Level 4
	2004	13.1467	14.2162	337,137
	2003	10.8371	13.1467	331,901
	2002	10.0000	10.8371	232,740
PIMCO High Yield Portfolio - Level 5
	2004	13.1300	14.1837	442,424
	2003	10.8343	13.1300	426,056
	2002	10.0000	10.8343	313,993
PIMCO High Yield Portfolio - Level 6
	2004	13.1050	14.1351	395,668
	2003	10.8301	13.1050	363,196
	2002	10.0000	10.8301	271,007
Rydex VT Nova Fund - Level 2
	2004	7.2330	8.1951	6,072
	2003	5.2569	7.2330	10,063
	2002	-	5.2569	6,771
	2001	10.0000	-	0
Rydex VT Nova Fund - Level 4
	2004	7.2037	8.1495	6,695
	2003	5.2436	7.2037	7,095
	2002	8.2657	5.2436	11,582
	2001	10.0000	8.2657	5,319
Rydex VT Nova Fund - Level 5
	2004	7.1842	8.1192	35,527
	2003	5.2346	7.1842	35,924
	2002	-	5.2346	41,343
	2001	10.0000	-	5,830
Rydex VT Nova Fund - Level 6
	2004	7.1551	8.0739	11,864
	2003	5.2213	7.1551	4,695
	2002	-	5.2213	5,521
	2001	10.0000	-	0
Rydex VT OTC Fund - Level 2
	2004	6.9082	7.4668	12,755
	2003	4.8058	6.9082	29,110
	2002	7.9510	4.8058	15,059
	2001	10.0000	7.9510	3,110
Rydex VT OTC Fund - Level 4
	2004	6.8802	7.4253	11,603
	2003	4.7936	6.8802	17,818
	2002	7.9429	4.7936	16,101
	2001	10.0000	7.9429	12,073
Rydex VT OTC Fund - Level 5
	2004	6.8616	7.3976	29,457
	2003	4.7855	6.8616	38,976
	2002	7.9375	4.7855	53,755
	2001	10.0000	7.9375	112,079
Rydex VT OTC Fund - Level 6
	2004	6.8338	7.3564	17,160
	2003	4.7733	6.8338	23,222
	2002	7.9294	4.7733	26,765
	2001	10.0000	7.9294	17,937
SC Blue Chip Mid Cap Fund - Level 1
	2004	10.4338	11.9968	14,095
	2003	7.7439	10.4338	17,032
	2002	9.1920	7.7439	28,554
	2001	9.5985	9.1920	14,095
	2000	10.0000	9.5985	2,643
SC Blue Chip Mid Cap Fund - Level 2
	2004	10.3792	11.9157	516,383
	2003	7.7151	10.3792	528,079
	2002	9.1716	7.7151	583,040
	2001	9.5919	9.1716	442,707
	2000	10.0000	9.5919	173,017
SC Blue Chip Mid Cap Fund - Level 3
	2004	10.3429	11.8621	65,649
	2003	7.6959	10.3429	65,366
	2002	9.1581	7.6959	73,399
	2001	9.5875	9.1581	108,912
	2000	10.0000	9.5875	31,687
SC Blue Chip Mid Cap Fund - Level 4
	2004	10.3248	11.8353	638,728
	2003	7.6863	10.3248	671,324
	2002	9.1513	7.6863	687,323
	2001	9.5853	9.1513	582,452
	2000	10.0000	9.5853	165,502
SC Blue Chip Mid Cap Fund - Level 5
	2004	10.2886	11.7819	884,961
	2003	7.6671	10.2886	837,387
	2002	9.1378	7.6671	875,908
	2001	9.5809	9.1378	686,607
	2000	10.0000	9.5809	203,101
SC Blue Chip Mid Cap Fund - Level 6
	2004	10.2346	11.7021	465,400
	2003	7.6385	10.2346	482,661
	2002	9.1175	7.6385	501,520
	2001	9.5744	9.1175	274,202
	2000	10.0000	9.5744	32,311
SC Davis Venture Value Fund - Level 1
	2004	9.2995	-	0
	2003	7.1979	9.2995	32,686
	2002	8.6823	7.1979	56,937
	2001	-	8.6823	10,218
	2000	10.0000	-	0
SC Davis Venture Value Fund - Level 2
	2004	9.2509	10.2829	485,931
	2003	7.1710	9.2509	500,359
	2002	8.6631	7.1710	497,481
	2001	9.8045	8.6631	427,069
	2000	10.0000	9.8045	101,048
SC Davis Venture Value Fund - Level 3
	2004	9.2185	10.2367	27,687
	2003	7.1532	9.2185	40,912
	2002	8.6503	7.1532	27,902
	2001	9.8000	8.6503	28,030
	2000	10.0000	9.8000	28,266
SC Davis Venture Value Fund - Level 4
	2004	9.2024	10.2135	446,357
	2003	7.1443	9.2024	442,469
	2002	8.6439	7.1443	441,340
	2001	9.7978	8.6439	335,924
	2000	10.0000	9.7978	86,152
SC Davis Venture Value Fund - Level 5
	2004	9.1701	10.1674	846,714
	2003	7.1265	9.1701	841,421
	2002	8.6311	7.1265	862,211
	2001	9.7933	8.6311	841,886
	2000	10.0000	9.7933	200,187
SC Davis Venture Value Fund - Level 6
	2004	9.1220	10.0986	653,579
	2003	7.0998	9.1220	637,190
	2002	8.6120	7.0998	653,691
	2001	9.7865	8.6120	488,789
	2000	10.0000	9.7865	87,552
Sun Capital Investment Grade Bond Fund - Level 2
	2004	12.6359	13.2923	274,675
	2003	11.6578	12.6359	345,127
	2002	11.2106	11.6578	508,676
	2001	10.5760	11.2106	534,772
	2000	10.0000	10.5760	24,924
Sun Capital Investment Grade Bond Fund - Level 3
	2004	-	-	0
	2003	-	-	0
	2002	11.1940	-	0
	2001	-	11.1940	22,984
	2000	10.0000	-	0
Sun Capital Investment Grade Bond Fund - Level 4
	2004	12.5698	13.2026	404,629
	2003	11.6144	12.5698	495,556
	2002	11.1858	11.6144	543,428
	2001	10.5688	11.1858	677,168
	2000	10.0000	10.5688	74,085
Sun Capital Investment Grade Bond Fund - Level 5
	2004	12.5258	13.1430	379,763
	2003	11.5855	12.5258	446,916
	2002	11.1693	11.5855	515,557
	2001	10.5639	11.1693	712,079
	2000	10.0000	10.5639	74,451
Sun Capital Investment Grade Bond Fund - Level 6
	2004	12.4600	13.0541	294,705
	2003	11.5422	12.4600	372,349
	2002	11.1445	11.5422	390,315
	2001	10.5567	11.1445	441,906
	2000	-	10.5567	18,259
	2000	10.0000	-	0
Sun Capital Money Market Fund - Level 1
	2004	10.4559	10.4274	26,472
	2003	10.5038	10.4559	26,472
	2002	10.4918	10.5038	29,610
	2001	-	10.4918	16,107
	2000	10.0000	-	0
Sun Capital Money Market Fund - Level 2
	2004	10.4011	10.3570	796,965
	2003	10.4646	10.4011	983,164
	2002	10.4686	10.4646	1,930,816
	2001	10.2240	10.4686	1,065,639
	2000	10.0000	10.2240	157,296
Sun Capital Money Market Fund - Level 3
	2004	-	10.3104	23,772
	2003	10.4387	-	0
	2002	10.4532	10.4387	57,279
	2001	-	10.4532	18,208
	2000	10.0000	-	0
Sun Capital Money Market Fund - Level 4
	2004	10.3467	10.2871	702,235
	2003	10.4257	10.3467	571,525
	2002	10.4455	10.4257	971,091
	2001	10.2169	10.4455	703,047
	2000	10.0000	10.2169	27,989
Sun Capital Money Market Fund - Level 5
	2004	10.3105	10.2406	1,055,300
	2003	10.3997	10.3105	975,068
	2002	10.4300	10.3997	1,718,801
	2001	10.2123	10.4300	1,364,951
	2000	10.0000	10.2123	145,304
Sun Capital Money Market Fund - Level 6
	2004	10.2563	10.1714	737,490
	2003	10.3609	10.2563	528,825
	2002	10.4069	10.3609	768,414
	2001	10.2052	10.4069	354,369
	2000	10.0000	10.2052	15,319
Sun Capital Real Estate Fund - Level 1
	2004	16.6007	-	0
	2003	-	16.6007	1,575
	2002	-	-	0
	2001	-	-	0
	2000	10.0000	-	0
Sun Capital Real Estate Fund - Level 2
	2004	16.5138	21.7622	315,130
	2003	12.2884	16.5138	354,192
	2002	11.9422	12.2884	382,230
	2001	10.7336	11.9422	168,551
	2000	10.0000	10.7336	58,623
Sun Capital Real Estate Fund - Level 3
	2004	16.4562	21.6644	10,882
	2003	12.2579	16.4562	18,592
	2002	11.9247	12.2579	18,840
	2001	-	11.9247	2,594
	2000	10.0000	-	0
Sun Capital Real Estate Fund - Level 4
	2004	16.4273	21.6154	255,931
	2003	12.2426	16.4273	290,882
	2002	11.9158	12.2426	314,174
	2001	10.7263	11.9158	165,018
	2000	10.0000	10.7263	46,344
Sun Capital Real Estate Fund - Level 5
	2004	16.3698	21.5179	300,115
	2003	12.2122	16.3698	353,496
	2002	11.8982	12.2122	353,609
	2001	10.7214	11.8982	156,630
	2000	10.0000	10.7214	40,664
Sun Capital Real Estate Fund - Level 6
	2004	16.2839	21.3723	249,844
	2003	12.1666	16.2839	281,743
	2002	11.8719	12.1666	299,271
	2001	10.7140	11.8719	78,541
	2000	10.0000	10.7140	6,825
SC Value Small Cap Fund - Level 1
	2004	14.4157	-	0
	2003	-	14.4157	2,731
	2002	-	-	0
	2001	-	-	0
	2000	10.0000	-	0
SC Value Small Cap Fund - Level 2
	2004	14.3402	16.7874	384,246
	2003	10.2435	14.3402	413,905
	2002	13.0549	10.2435	446,910
	2001	12.1260	13.0549	169,141
	2000	10.0000	12.1260	27,336
SC Value Small Cap Fund - Level 3
	2004	14.2902	16.7119	30,491
	2003	10.2181	14.2902	30,358
	2002	13.0357	10.2181	28,628
	2001	12.1204	13.0357	13,236
	2000	10.0000	12.1204	9,948
SC Value Small Cap Fund - Level 4
	2004	14.2651	16.6741	392,572
	2003	10.2053	14.2651	406,711
	2002	13.0260	10.2053	429,231
	2001	12.1177	13.0260	180,163
	2000	10.0000	12.1177	30,580
SC Value Small Cap Fund - Level 5
	2004	14.2152	16.5988	456,198
	2003	10.1799	14.2152	471,019
	2002	13.0068	10.1799	496,050
	2001	12.1121	13.0068	183,767
	2000	10.0000	12.1121	30,730
SC Value Small Cap Fund - Level 6
	2004	14.1406	16.4865	371,710
	2003	10.1419	14.1406	369,576
	2002	12.9779	10.1419	409,778
	2001	12.1038	12.9779	94,796
	2000	10.0000	12.1038	7,205
Sun Capital All Cap Fund - Level 2
	2004	11.3331	13.4865	39,671
	2003	-	11.3331	40,534
	2002	10.0000	-	0
Sun Capital All Cap Fund - Level 4
	2004	11.3044	13.4319	22,725
	2003	7.4912	11.3044	3,388
	2002	10.0000	7.4912	500
Sun Capital All Cap Fund - Level 5
	2004	11.2853	13.3955	23,955
	2003	7.4861	11.2853	8,284
	2002	10.0000	7.4861	839
Sun Capital All Cap Fund - Level 6
	2004	11.2566	13.3411	8,510
	2003	-	11.2566	1,420
	2002	10.0000	-	0
Templeton Growth Securities Fund, Class 2 - Level 2
	2004	13.8447	15.8783	5,957
	2003	10.5995	13.8447	2,282
	2002	10.0000	10.5995	158
Templeton Growth Securities Fund, Class 2 - Level 4
	2004	-	15.8241	7,482
	2003	-	-	0
	2002	10.0000	-	0
Templeton Growth Securities Fund, Class 2 - Level 5
	2004	13.8010	15.7880	33,136
	2003	10.5927	13.8010	11,111
	2002	10.0000	10.5927	1,119
Templeton Growth Securities Fund, Class 2 - Level 6
	2004	13.7747	15.7339	11,474
	2003	-	13.7747	844
	2002	10.0000	-	0
Templeton Foreign Securities Fund, Class 2 - Level 1
	2004	13.6958	16.0707	9,599
	2003	-	13.6958	10,289
	2002	10.0000	-	0
Templeton Foreign Securities Fund, Class 2 - Level 2
	2004	13.6698	16.0159	25,125
	2003	10.4595	13.6698	10,033
	2002	10.0000	10.4595	22,607
Templeton Foreign Securities Fund, Class 2 - Level 4
	2004	13.6439	15.9612	12,039
	2003	10.4555	13.6439	9,499
	2002	10.0000	10.4555	2,868
Templeton Foreign Securities Fund, Class 2 - Level 5
	2004	13.6266	15.9247	42,168
	2003	-	13.6266	32,566
	2002	10.0000	-	0
Templeton Foreign Securities Fund, Class 2 - Level 6
	2004	13.6007	15.8702	20,215
	2003	-	13.6007	10,909
	2002	10.0000	-	0

APPENDIX J

INVESTMENT OPTIONS AND EXPENSES FOR INITIAL CLASS SHARES

The MFS/Sun Life Series Trust Fund options shown in this prospectus are the "Service Class" shares of the Trust. The Service Class was first offered for sale on August 27, 2001. All Contracts purchased on or after that date are invested in the Service Class.

Each MFS/Sun Life Series Trust Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class." The following Initial Class Funds are available to owners of such Contracts:
Large-Cap Value Equity Funds	Small-Cap Growth Equity Funds
MFS/Sun Life Total Return Series	MFS/ Sun Life New Discovery Series
Large-Cap Blend Equity Funds	Large-Cap Value Sector Equity Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Utilities Series
Large-Cap Growth Equity Funds	High Quality Intermediate-Term Bond Funds
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Emerging Growth Series	Low-Quality Intermediate-Term Bond Fund
MFS/ Sun Life Massachusetts Investors Growth	MFS/ Sun Life High Yield Series
Stock Series

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense ratios, which are 0.25% lower for the Initial Class shares. The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" associated with the Initial Class expenses are shown below. The EXAMPLE is the same as shown on page 10.
	Total Annual Fund Operating Expenses	Minimum	Maximum

(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Prior to any fee waiver or expense reimbursement*	0.65%	3.45%
*	The expenses shown are for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursement.

**

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are taken into consideration are 0.65% and 1.90%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481
Telephone:
Toll Free (800) 752-7215

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116


PART B


APRIL 29, 2005


FUTURITY III

AND

REGATTA CHOICE

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Sun Life Assurance Company of Canada (U.S.)
Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements


The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity III Variable and Fixed Annuity Contract and the Regatta Choice Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account")

which is not included in the corresponding Prospectus dated April 29, 2005. This Statement of

Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888) 786-2435 for the Futurity Contracts or (800) 752-7215 for the Regatta Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.


CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The tables below show, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that your initial Purchase Payment was less than $1,000,000 and that you have selected the EEB Plus MAV optional death benefit rider for total maximum insurance charges of 1.55% of the average daily net assets in your Variable Account. If your initial Purchase Payment was $1,000,000 or more or, if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 1.55% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2003.

FUTURITY III

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


PERIOD ENDING DECEMBER 31, 2004

Fund	Inception Date	1 yr	5 yr	10 yr	Life
AIM V.I. Capital Appreciation	2/18/1998	-1.422	-8.828	N/A	0.339
AIM V.I. Core Equity Fund	3/26/1998	0.723	-7.823	N/A	0.103
AIM V.I. Dynamics Fund	5/1/2001	4.724	N/A	N/A	-6.761
AIM V.I. Growth	2/17/1998	0.043	-14.549	N/A	-3.782
AIM V.I. International Growth Fund	2/17/1998	14.979	-7.724	N/A	1.916
AIM V.I. Premier Equity	5/1/2001	-2.204	N/A	N/A	-7.996
AIM V.I. Small Company Growth Fund	5/1/2001	5.234	N/A	N/A	-4.84
Alger Am. Growth	3/26/1998	-2.456	-8.724	N/A	1.001
Alger Am. Income & Growth	3/26/1998	-0.306	-6.367	N/A	2.923
Alger Am. Small Capitalization	3/26/1998	7.683	-11.143	N/A	-2.838
Alliance Bernstein VP Growth and Income Portfolio	5/1/2001	2.786	N/A	N/A	-1.308
Alliance Bernstein VP Premier Growth Portfolio	5/1/2001	0.152	N/A	N/A	-8.799
Alliance Bernstein VP Small Cap Growth Portfolio	5/1/2001	5.682	N/A	N/A	-0.606
Alliance Bernstein VP Technology Portfolio	5/1/2001	-2.831	N/A	N/A	-11.423
Alliance Bernstein VP Worldwide Privatization Portfolio	5/1/2001	14.947	N/A	N/A	7.812
Fidelity VIP Contrafund Portfolio	5/1/2001	6.391	N/A	N/A	3.608
Fidelity VIP Growth Portfolio	5/1/2001	-4.63	N/A	N/A	-7.685
Fidelity VIP Overseas Portfolio	5/1/2001	4.701	N/A	N/A	-1.858
First Eagle VFT Overseas Variable Series	9/30/2002	18.362	N/A	N/A	36.489
Goldman Sachs V.I.T. Core International Equity Fund	3/16/1998	4.857	-5.677	N/A	0.464
Goldman Sachs V.I.T. Core Small Cap Equity Fund	2/18/1998	7.461	6.406	N/A	5.334
Goldman Sachs V.I.T. Core U.S. Equity Fund	2/17/1998	6.191	-4.01	N/A	1.98
Goldman Sachs V.I.T. Growth and Income Fund	2/18/1998	9.852	-0.074	N/A	-0.449
Goldman Sachs VIT Capital Growth Fund	5/1/2001	0.832	N/A	N/A	-5.527
J.P. Morgan International Opp	3/26/1998	9.432	-5.151	N/A	-0.488
J.P. Morgan Small Company	3/26/1998	18.094	-0.562	N/A	2.388
JP Morgan US Large Core Equity	3/26/1998	1.199	-6.074	N/A	-0.967
Lord Abbett Series Fund Growth and Income	3/26/1998	4.096	2.88	N/A	4.642
Lord Abbett Series Fund International	5/1/2001	11.731	N/A	N/A	-0.154
Lord Abbett Series Fund Mid Cap Value	5/1/2001	15.015	N/A	N/A	7.758
MFS Capital Appreciation	11/30/1989	2.602	-10.814	6.451	7.116
MFS Emerging Growth	5/1/1995	4.635	-14.441	N/A	6.823
MFS Government Securities	11/30/1989	-4.045	4.423	5.15	5.307
MFS High Yield	11/30/1989	1.251	2.703	5.807	6.758
MFS Utilities	11/16/1993	21.248	-0.731	11.782	9.857
MFS/Sun Life Capital Appreciation Series S Class	11/30/1989	2.384	-11.041	6.17	6.832
MFS/Sun Life Emerging Growth Series S Class	5/1/1995	4.381	-14.669	N/A	6.537
MFS/Sun Life Government Securities Series S Class	11/30/1989	-4.237	4.162	4.88	5.033
MFS/Sun Life High Yield Series S Class	11/30/1989	1.09	2.442	5.536	6.481
MFS/Sun Life Massachusetts Investors Growth Series	5/6/1998	1.309	-9.548	N/A	-0.285
MFS/Sun Life Massachusetts Investors Growth Series S Class	5/6/1998	1.078	-9.768	N/A	-0.534
MFS/Sun Life Massachusetts Investors Trust Series	10/31/1991	3.486	-4.233	8.919	7.93
MFS/Sun Life Massachusetts Investors Trust Series S Class	10/31/1991	3.26	-4.476	8.634	7.646
MFS/Sun Life New Discovery Series S Class	5/6/1998	-0.882	-4.317	N/A	4.638
MFS/Sun Life Series Trust New Discovery Series	5/6/1998	-0.635	-4.072	N/A	4.917
MFS/Sun Life Series Trust Total Return Series	11/30/1989	3.014	5.08	9.565	8.624
MFS/Sun Life Total Return Series S Class	11/30/1989	2.715	4.797	9.276	8.336
MFS/Sun Life Utilities Series S Class	11/16/1993	20.895	-1.008	11.47	9.551
PIMCO Emerging Markets Bond Portfolio	9/30/2002	3.611	N/A	N/A	23.218
PIMCO High Yield Portfolio	9/30/2002	1.267	N/A	N/A	14.268
PIMCO Real Return Portfolio	8/5/2002	0.677	N/A	N/A	5.891
PIMCO Total Return Portfolio	8/5/2002	-3.01	N/A	N/A	1.98
Rydex VT Nova Fund	5/1/2001	5.9	N/A	N/A	-7.087
Rydex VT OTC Fund	5/1/2001	1.069	N/A	N/A	-9.4
Sun Cap Value Small Cap Portfolio	7/17/2000	9.49	N/A	N/A	11.001
Sun Capital All Cap Fund	4/30/2002	11.418	N/A	N/A	9.372
Sun Capital Blue Chip Mid	9/13/1999	7.292	7.68	N/A	11.988
Sun Capital Davis Venture Value Fund	7/17/2000	3.913	N/A	N/A	-0.883
Sun Capital Investment Grade Bond Fund	12/14/1998	-1.609	5.103	N/A	4.034
Sun Capital Money Market Fund	12/14/1998	-6.814	-0.203	N/A	0.632
Sun Capital Real Estate Fund	12/14/1998	24.148	20.299	N/A	15.734
Templeton Foreign Securities Fund Class 2	8/5/2002	9.587	N/A	N/A	14.928
Templeton Growth Securities Fund Class 2	9/30/2002	7.185	N/A	N/A	20.08



* The Life of Fund calculation for any Fund under a year old is not annualized.

REGATTA CHOICE

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


PERIOD ENDING DECEMBER 31, 2004

Fund	Inception Date	1 yr	5 yr	10 yr	Life
MFS/Sun Life Bond Series	5/5/1998	-1.765	6.165	N/A	5.175
MFS/Sun Life Bond Series S Class	5/5/1998	-2.077	5.854	N/A	4.878
MFS/Sun Life Capital Appreciation Series	11/30/1989	2.602	-10.814	6.454	7.096
MFS/Sun Life Capital Appreciation Series S Class	11/30/1989	2.384	-11.037	6.186	6.826
MFS/Sun Life Capital Opportunities Series	6/3/1996	4.228	-8.699	N/A	5.998
MFS/Sun Life Capital Opportunities Series S Class	6/3/1996	3.977	-8.924	N/A	5.732
MFS/Sun Life Core Equity Series	5/12/1997	5.907	-1.399	N/A	4.105
MFS/Sun Life Core Equity Series S Class	5/12/1997	5.594	-1.666	N/A	3.828
MFS/Sun Life Emerging Growth Series	5/1/1995	4.635	-14.441	N/A	6.825
MFS/Sun Life Emerging Growth Series S Class	5/1/1995	4.381	-14.664	N/A	6.55
MFS/Sun Life Emerging Markets Equity Series	6/5/1996	18.105	5.195	N/A	4.752
MFS/Sun Life Emerging Markets Equity Series S Class	6/5/1996	17.814	4.919	N/A	4.486
MFS/Sun Life Global Governments Series	11/30/1989	1.721	6.198	5.449	5.957
MFS/Sun Life Global Governments Series S Class	11/30/1989	1.483	5.912	5.178	5.686
MFS/Sun Life Global Growth Series	11/16/1993	6.805	-4.949	8.072	7.927
MFS/Sun Life Global Growth Series S Class	11/16/1993	6.621	-5.205	7.789	7.646
MFS/Sun Life Global Total Return Series	11/7/1994	8.196	4.227	8.805	8.684
MFS/Sun Life Global Total Return Series S Class	11/7/1994	7.963	3.955	8.53	8.409
MFS/Sun Life Government Securities Series	11/30/1989	-4.045	4.422	5.15	5.306
MFS/Sun Life Government Securities Series S Class	11/30/1989	-4.237	4.162	4.891	5.044
MFS/Sun Life High Yield Series	11/30/1989	1.25	2.702	5.811	6.768
MFS/Sun Life High Yield Series S Class	11/30/1989	1.09	2.444	5.55	6.502
MFS/Sun Life International Growth Series	6/3/1996	9.992	-0.167	N/A	3.138
MFS/Sun Life International Growth Series S Class	6/3/1996	9.638	-0.411	N/A	2.88
MFS/Sun Life International Value Series	10/2/1995	18.936	3.439	N/A	6.949
MFS/Sun Life International Value Series S Class	10/2/1995	18.658	3.221	N/A	6.707
MFS/Sun Life Managed Sectors Series	11/30/1989	-1.362	-14.89	5.767	6.311
MFS/Sun Life Managed Sectors Series S Class	11/30/1989	-1.589	-15.103	5.5	6.043
MFS/Sun Life Massachusetts Investors Growth Series	5/6/1998	1.309	-9.549	N/A	-0.232
MFS/Sun Life Massachusetts Investors Growth Series S Class	5/6/1998	1.078	-9.764	N/A	-0.475
MFS/Sun Life Massachusetts Investors Trust Series	10/31/1991	3.486	-4.233	8.926	7.935
MFS/Sun Life Massachusetts Investors Trust Series S Class	10/31/1991	3.26	-4.474	8.652	7.663
MFS/Sun Life Mid Cap Growth Series	8/31/2000	5.901	N/A	N/A	-14.04
MFS/Sun Life Mid Cap Growth Series S Class	8/31/2000	5.591	N/A	N/A	-14.238
MFS/Sun Life Mid Cap Value Series S Class	4/30/2002	12.759	N/A	N/A	5.634
MFS/Sun Life Money Market Series	11/30/1989	-6.733	-0.025	2.091	2.404
MFS/Sun Life Money Market Series S Class	11/30/1989	-6.963	-0.337	1.801	2.123
MFS/Sun Life New Discovery Series	5/5/1998	-0.635	-4.073	N/A	4.909
MFS/Sun Life New Discovery Series S Class	5/6/1998	-0.882	-4.315	N/A	4.639
MFS/Sun Life Research International Series	5/5/1998	12.217	-0.881	N/A	5.084
MFS/Sun Life Research International Series S Class	5/5/1998	11.981	-1.126	N/A	4.815
MFS/Sun Life Research Series	11/7/1994	7.004	-6.309	8.213	7.931
MFS/Sun Life Research Series S Class	11/7/1994	6.738	-6.558	7.931	7.649
MFS/Sun Life Strategic Growth Series	11/1/1999	-1.24	-10.622	N/A	-6.682
MFS/Sun Life Strategic Growth Series S Class	11/1/1999	-1.462	-10.825	N/A	-6.895
MFS/Sun Life Strategic Income Series	5/6/1998	-0.124	4.289	N/A	3.787
MFS/Sun Life Strategic Income Series S Class	5/6/1998	-0.32	4.008	N/A	3.513
MFS/Sun Life Strategic Value Series S Class	4/30/2002	8.839	N/A	N/A	2.602
MFS/Sun Life Technology Series	6/16/2000	-5.256	N/A	N/A	-19.446
MFS/Sun Life Technology Series S Class	6/16/2000	-5.689	N/A	N/A	-19.729
MFS/Sun Life Total Return Series	11/30/1989	3.014	5.08	9.571	8.62
MFS/Sun Life Total Return Series S Class	11/30/1989	2.715	4.797	9.292	8.344
MFS/Sun Life Utilities Series	11/16/1993	21.248	-0.732	11.786	9.858
MFS/Sun Life Utilities Series S Class	11/16/1993	20.895	-1.006	11.49	9.568
MFS/Sun Life Value Series	5/5/1998	6.723	6.005	N/A	6.15
MFS/Sun Life Value Series S Class	5/5/1998	6.411	5.728	N/A	5.876

* The Life of Fund calculation for any Fund under a year old is not annualized.

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The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                          P (l + T) ^ n = ERV

Where:
P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a ""cumulative"" and/or ""annualized"" basis.

""Cumulative"" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

""Annualized"" quotations (described in the following table as ""Compound Growth Rate"") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and ""style box"" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go ""ex-dividend"" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00004280 (the daily equivalent of the current maximum charge of 1.55% on an annual basis) gives a net investment factor of 1.00323231. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6116444 (14.5645672 X 1.00323231).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846325 (12.3456789 X 1.00323648 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.40% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846325).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (""Clarendon""), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 6.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading ""Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.""

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report, dated March 18, 2005, accompanying such financial statements expresses an unqualified opinion and includes explanatory paragraphs relating to the Company's adoption of provisions of Statement of Financial Accounting Standards No. 141, Business Combinations, effective December 31, 2003, American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, and the provisions of FASB Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Account Research Bulletin No. 51, effective December 31, 2003, and FASB Interpretation No 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 (Revised), described in Note 1), and have been included on their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing therein (which report dated April 28, 2005 accompanying the financial statements of Sun Life of Canada (U.S.) Variable Account F expresses an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

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FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF OPERATIONS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Revenues
Premiums and annuity considerations	$ 58,820	$ 60,518	$ 43,574
Net investment income	1,134,257	1,208,750	1,185,210
Net derivative loss	(98,419)	(203,200)	(159,285)
Net realized investment gains (losses)	96,074	134,085	(38,966)
Fee and other income	357,011	319,596	390,691

Total revenues	1,547,743	1,519,749	1,421,224

Benefits and expenses
Interest credited	673,442	783,999	704,690
Interest expense	128,522	120,905	106,043
Policyowner benefits	141,377	201,248	221,162
Other operating expenses	214,495	184,472	237,797
Amortization of deferred acquisition costs and value of business acquired	82,876	98,398	251,513

Total benefits and expenses	1,240,712	1,389,022	1,521,205

Income (loss) before income tax expense (benefit), minority interest and cumulative effect of change in accounting principles	307,031	130,727	(99,981)

Income tax expense (benefit):
Federal	71,352	27,366	(59,449)
State	(98)	823	1,265
Income tax expense (benefit)	71,254	28,189	(58,184)

Net income (loss) before minority interest and cumulative
effect of change in accounting principles	235,777	102,538	(41,797)

Minority interest share of income	5,561	-	-

Net income (loss) before cumulative effect of change in accounting principles	230,216	102,538	(41,797)

Cumulative effect of change in accounting principles, net of tax benefit of $4,814 and $4,064 in 2004 and 2003, respectively	(8,940)	(7,547)	-

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in thousands except share data)

December 31,

ASSETS	2004	2003
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $16,207,312 and $16,338,241 in 2004 and 2003, respectively)	$ 16,692,987	$ 16,858,414
Trading fixed maturities at fair value (amortized cost of $1,408,618 and $1,434,654 in 2004 and 2003, respectively)	1,491,028	1,527,619
Subordinated note from affiliate held-to-maturity (fair value of $689,132 and $699,069 in 2004 and 2003, respectively)	600,000	600,000
Short-term investments	23,957	24,662
Mortgage loans	1,465,896	972,102
Derivative instruments - receivable	566,401	403,437
Limited partnerships	304,809	330,562
Real estate	168,139	84,421
Policy loans	696,305	692,887
Other invested assets	791,541	60,837
Cash and cash equivalents	552,949	558,185
Total investments	23,354,012	22,113,126

Accrued investment income	279,679	285,224
Deferred policy acquisition costs	1,147,181	889,601
Value of business acquired	24,130	22,391
Goodwill	701,451	710,202
Receivable for investments sold	21,213	37,049
Reinsurance receivable	1,928,365	1,978,031
Other assets	111,131	129,458
Separate account assets	19,120,381	17,509,294

Total assets	$ 46,687,543	$ 43,674,376

LIABILITIES

Contractholder deposit funds and other policy liabilities	$ 18,846,238	$ 18,329,570
Future contract and policy benefits	721,135	716,819
Payable for investments purchased	284,511	261,673
Accrued expenses and taxes	95,655	80,453
Deferred federal income taxes	64,610	18,897
Long-term debt	33,500	40,500
Long-term debt payable to affiliates	1,025,000	1,025,000
Partnership capital securities	607,826	607,826
Reinsurance payable to affiliate	1,697,348	1,741,962
Derivative instruments - payable	228,774	248,272
Other liabilities	1,010,006	224,769
Separate account liabilities	19,120,381	17,509,294

Total liabilities	43,734,984	40,805,035

Commitments and contingencies - Note 18
Minority interest	5,561	-

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2004 and 2003	$ 6,437	$ 6,437
Additional paid-in capital	2,131,888	2,071,888
Accumulated other comprehensive income	180,638	227,681
Retained earnings	628,035	563,335

Total stockholder's equity	2,946,998	2,869,341

Total liabilities and stockholder's equity	$ 46,687,543	$ 43,674,376

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Net income (loss)	$ 221,276	$ 94,991	$ (41,797)
Other comprehensive income (loss)
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax and policyholder amounts	23,103	158,442	208,297
Reclassification adjustments of realized investment (gains) losses into net income (loss)	(70,146)	(179,672)	34,767

Other comprehensive (loss) income	(47,043)	(21,230)	243,064

Comprehensive income	$ 174,233	$ 73,761	$ 201,267

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2001 - Restated	$ 6,437	$ 1,971,888	$ 5,847	$ 510,141	$ 2,494,313

Net loss - Restated				(41,797)	(41,797)
Additional paid-in-capital - Restated		100,000			100,000
Other comprehensive income - Restated			243,064		243,064
Balance at December 31, 2002 - Restated	$ 6,437	$ 2,071,888	$ 248,911	$ 468,344	$ 2,795,580

Net income				94,991	94,991
Other comprehensive loss			(21,230)		(21,230)

Balance at December 31, 2003	$ 6,437	$ 2,071,888	$ 227,681	$ 563,335	$ 2,869,341

Net income				221,276	221,276
Additional paid-in-capital		60,000			60,000
Dividends				(156,576)	(156,576)
Other comprehensive loss			(47,043)		(47,043)

Balance at December 31, 2004	$ 6,437	$ 2,131,888	$ 180,638	$ 628,035	$ 2,946,998

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Operating Activities:
Net income (loss) from operations	$ 221,276	$ 94,991	$ (41,797)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Income to minority interest	5,561	-	-
Amortization (accretion) of discount and premiums	82,123	112,761	58,246
Amortization of DAC and VOBA	82,876	98,398	251,513
Depreciation and amortization	3,025	1,730	1,876
Non cash derivative activity	(18,690)	144,091	231,131
Net realized (gains) losses on investments	(96,074)	(134,085)	38,966
Net losses (gains) on trading investments	7,237	(63,573)	(111,740)
Net change in unrealized and undistributed (gains) losses in private equity limited partnerships	(58,981)	15,789	17,186
Interest credited to contractholder deposits	671,101	781,834	701,505
Deferred federal income taxes (benefits)	72,648	43,029	(44,316)
Cumulative effect of change in accounting principles, net of tax	8,940	7,547	-
Changes in assets and liabilities:
Deferred acquisition costs	(346,996)	(263,762)	(288,463)
Accrued investment income	5,545	(28,655)	(5,038)
Future contract and policy benefits	(42,530)	(854)	25,584
Other, net	211,882	127,056	(31,505)
Net sales (purchases) of trading fixed maturities	27,801	(60,321)	(369,794)
Net cash provided by operating activities	836,744	875,976	433,354

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	10,472,377	13,004,400	11,137,476
Net cash from sale of subsidiary	39,687	1,500	3,331
Other invested assets	144,145	127,944	152,512
Mortgage loans	205,740	339,735	234,191
Real estate	-	14,275	6,036
Purchases of:
Available-for-sale fixed maturities	(10,367,260)	(13,414,490)	(12,867,827)
Other invested assets	(910,784)	(4,926)	(233,255)
Mortgage loans	(698,776)	(338,627)	(249,867)
Real estate	(86,743)	(16,153)	(3,634)
Changes in other investing activities, net	728,637	5,100	(8,109)
Net change in policy loans	(3,418)	(10,858)	(3,406)
Net change in short-term investments	705	153,355	(81,713)

Net cash used in investing activities	$ (475,690)	$ (138,745)	$ (1,914,265)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,

	2004	2003	2002 Restated

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	$ 2,552,431	$ 2,461,677	$ 3,627,924
Withdrawals from contractholder deposit funds	(2,867,815)	(3,411,004)	(3,116,836)
Net cash of SCA	(2,910)	-	-
Issuance of long-term debt	-	-	460,000
Net change in securities lending	-	-	(1,152,861)
Dividends paid to stockholder	(150,000)	-	-
Additional capital contributed	60,000	-	100,000
Other, net	42,004	(145,258)	149,967
Net cash provided by (used) in financing activities	(366,290)	(1,094,585)	68,194

Net change in cash and cash equivalents	(5,236)	(357,354)	(1,412,717)

Cash and cash equivalents, beginning of year	558,185	915,539	2,328,256

Cash and cash equivalents, end of year	$ 552,949	$ 558,185	$ 915,539

Supplemental Cash Flow Information
Interest paid	$ 120,195	$ 118,302	$ 107,358

Supplemental Schedule of non-cash investing and financing activities

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs"). As a result of the sale, bonds decreased by $51.0 million, other liabilities decreased by $11.1 million, deferred tax liability decreased by $3.8 million, notes payable decreased by $7.0 million and other invested assets decreased by $0.6 million in a non-cash transaction.

On December 31, 2004, the Company distributed through a dividend to its parent, Sun Life of Canada (U.S.) Holdings, Inc., its interest in Sun Capital Advisers, Inc. As a result of the dividend, other assets decreased by $5.2 million, other liabilities decreased by $0.9 million and accrued expenses and taxes decreased by $0.6 million in a non-cash transaction.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") is a stock life insurance company incorporated under the laws of Delaware. Its Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, Telephone (781) 237-6030. The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual and group fixed and variable annuities, group pension contracts, guaranteed investment contracts ("GICS"), group life, group disability, and group stop loss insurance. These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax qualified and non-tax-qualified markets. The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. In addition, the Company's wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York ("SLNY"), is authorized to transact business in the State of New York.

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2004, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company and its subsidiaries are now indirect wholly-owned subsidiaries of Sun Life Financial Corp., and continue to be indirect wholly-owned subsidiaries of SLF.

On December 31, 2004, Sun Capital Advisers, Inc. ("SCA"), a registered investment adviser, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of the SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004, SCA's total assets were $8.1 million. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated variable interest entities ("VIEs") and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 million and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Keyport Life Insurance Company ("Keyport") was merged with and into the Company with the Company as the surviving entity. Prior to the merger, the Company and Keyport were both indirect wholly-owned subsidiaries of SLC - U.S. Ops Holdings. The merger had no effect on the existing rights and benefits of policyholders and contractholders from either company. The Company is licensed and authorized to write all business that was previously written by the Keyport.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GENERAL (CONTINUED)

The following summarizes the results of operations and total assets as of and for the year ended December 31, 2003 (in 000's):
	Keyport	SLUS	Surviving Entity
Total revenues	$ 893,846	$ 625,903	$ 1,519,749
Total expenditures	764,596	624,426	1,389,022
Pretax income	129,250	1,477	130,727

Net income	$ 76,452	$ 18,539	$ 94,991

Total Assets	$ 21,132,604	$ 22,541,772	$ 43,674,376

The impact of the merger with Keyport decreased net income by $22.6 million for the year ended December 31, 2002.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2004, the Company owned all of the outstanding shares of SLNY, Sun Benefit Services Company, Inc. ("SBSC"), Sun Life of Canada (U.S.) SPE 97-I, Inc. ("SPE 97-I"), Sun Life of Canada (U.S.) Holdings General Partner LLC ("the General Partner"), Clarendon Insurance Agency, Inc. ("Clarendon"), SLF Private Placement Investment Company I, LLC, Sun Parkaire Landing LLC, 7101 France Avenue Manager LLC and Independence Life and Annuity Company ("Independence Life").

The General Partner is the sole general partner in Sun Life of Canada (U.S.) Limited Partnership I ("the Partnership") and as a result, the Partnership is consolidated with the results of the Company. In addition, the Company consolidates certain investments in VIEs. The consolidation of the VIEs requires the Company to report the minority interest relating to the equity ownership not controlled by the Company.

SLNY is engaged in the sale of individual fixed and variable annuity contracts, variable universal life insurance, and group life, group disability insurance and stop loss contracts in its state of domicile, New York. SBSC is an inactive subsidiary. SPE 97-I was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. The General Partner is the sole general partner of the Partnership. The Partnership was established to purchase subordinated debentures issued by the Company's parent, SLC U.S. Holdings, and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I, ("Capital Trust I"). Clarendon is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. Independence Life is a life insurance company that sold variable and whole life insurance products.

All significant intercompany transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), the liabilities for future contract and policyholder benefits and other than temporary impairments of investments. Actual results could differ from those estimates.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

The consolidated financial statements have been restated to reflect a reclassification of bank overdrafts of $44.7 million and $190.0 million as of December 31, 2003 and 2002, respectively.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent as either held-to-maturity, trading or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale. Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligation of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary. Other-than-temporary impairments are reported as a component of net realized investment gains (losses).

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance. Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for on either the cost or equity method. The equity method of accounting is used for all partnerships in which the Company has an ownership interest in excess of 3%.

The Company uses derivative financial instruments including swaps, options and futures as a means of hedging exposure to interest rate, currency and equity price risk. Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and GICS, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred policy acquisition costs ("DAC") for each product is reviewed to determine if it is recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). DAC was reduced by $172.9 million and $132.3 million at December 31, 2004 and 2003, respectively, to reflect the unrealized gains and losses.

VALUE OF BUSINESS ACQUIRED

Value of business acquired ("VOBA") represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits.

VOBA is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income (loss). VOBA was decreased by $48.2 million and $54.8 million at December 31, 2004 and 2003, respectively, to account for the unrealized investment gains and losses.

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the acquisition of Keyport. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill is tested for impairment on an annual basis. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2004 and concluded that these assets were not impaired.

In 2004, the Company finalized tax periods that predated the acquisition of Keyport. In accordance with the Emerging Issues Task Force ("EITF") Issue No. 93-7, "Uncertainties Related to Income Taxes in a Purchase Business Combinations," adjustments upon resolution of income tax uncertainties that predate or result from a purchase business combination should be recorded as an increase or decrease to goodwill regardless of the time that has elapsed since the acquisition date. The Company reduced goodwill by $8.7 million in 2004 to record the difference between the estimated tax liability at the acquisition date and the final tax liability for closed tax years that predated the acquisition.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Intangible assets are also included in other assets.

Intangible assets acquired primarily consist of state insurance licenses ($5.1 million) that are not subject to amortization and approximately $2.0 million of intangible assets relate to product rights that have a weighted-average useful life of 7 years.

POLICY LIABILITIES AND ACCRUALS

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies and GICS. The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments and withdrawals. The liability is before the deduction of any applicable surrender charges.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Future contract and policy benefits are liabilities for traditional life, health and stop loss products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered revenue when due. Premiums related to group life, stop loss and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the year ended December 31, 2004, the Company will participate in the consolidated federal income tax return with an affiliate, SLC - US Ops Holdings. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, "Accounting for Income Taxes." These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments. For the 2003 tax year, as in prior years, SLUS participated in the consolidated federal income tax return with SLC - U.S. Ops Holdings and other affiliates. For 2003 and 2002, Keyport filed a separate consolidated return with an affiliate, Independence Life.

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
o	Reporting and measuring the Company's interest in its separate accounts as investments.

Effect of Adoption

The cumulative effect, reported after tax and net of related effects on DAC, upon adoption of SOP 03-1 at January 1, 2004, decreased net income and stockholder's equity by $8.9 million and reduced accumulated other comprehensive income by $2.1 million. The decrease in net income was comprised of an increase in future contract and policy benefits (primarily for variable annuity contracts) of $46.7 million, pretax, an increase in DAC of $29.5 million, pretax, and the recognition of the unrealized gain on investments in separate accounts of $3.5 million, pretax.

In October 2004, the AICPA issued a technical bulletin on financial accounting and reporting issues related to SOP 03-1. Upon adoption of the guidance in the technical bulletin, the Company restated the amount of the cumulative effect of change in accounting principal in the accompanying financial statements from the amount previously reported in earlier quarters ($0.9 million). The previously reported 2004 quarterly financial information has also been restated in Item 8 of this Form 10-K to reflect the implementation of the technical bulletin provisions.

Liabilities for contract guarantees

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004:

Benefit Type	Account Balance	Net Amount at Risk	Average Attained Age
Minimum Death	$ 16,894,237	$ 2,423,320	65.7
Minimum Income	$ 386,407	$ 63,851	59.8
Minimum Accumulation or Withdrawal	$ 884,843	$ -	61.4

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

The following summarizes the reserve for the guaranteed minimum death benefit and income benefit at December 31, 2004:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2004	$ 45,250	$ 1,457	$ 46,707

Incurred guaranteed benefits	32,103	832	32,935
Paid guaranteed benefits	50,502	-	50,502
Interest	1,462	132	1,594

Balance at December 31, 2004	$ 28,313	$ 2,421	$ 30,734

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees will be re-evaluated periodically, and adjustments will be made to the liability balance through a charge or credit to policyowner benefits.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recognized at fair value through earnings. The guaranteed minimum accumulation or withdrawal benefit was a $0.6 and $2.8 million receivable at January 1, 2004 and December 31, 2004, respectively.

Interest in Separate Accounts

At December 31, 2003, the Company had $11.7 million representing unconsolidated interests in its own separate accounts. These interests were recorded as separate account assets, with changes in fair value recorded through other comprehensive income. On January 1, 2004, the Company reclassified these interests to investments as a component of other invested assets.

Sales Inducements

The Company currently offers enhanced or bonus crediting rates to policyholders on certain of its annuity products. Through December 31, 2003, the expenses associated with certain of these bonuses were deferred and amortized. Others were expensed as incurred. Effective January 1, 2004, upon adoption of SOP 03-1, the expenses associated with offering a bonus are deferred and amortized over the life of the related contract in a pattern consistent with the amortization of DAC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Other Accounting Pronouncements

Effective December 31, 2003, the Company adopted the disclosure requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

On November 29, 2004, the AICPA issued a proposed Statement of Position ("SOP"), "Accounting by Insurance Enterprises for Deferred Acquisition Costs on Internal Replacements." The proposed SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The proposed SOP is effective for fiscal years beginning after December 15, 2005. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In January 2003, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN No. 46"). In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaces the previously issued FIN No. 46 and, subject to certain special provisions, is effective no later than the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN No. 46 and FIN 46R in the fourth quarter of 2003. Implementation of FIN No. 46 and FIN 46R resulted in the consolidation of two VIEs and increased total consolidated assets by $67.8 million at December 31, 2003. As required by FIN No. 46 and FIN 46R, the difference between the carrying amount of the assets and the fair value of the VIEs resulted in a cumulative effect of change in accounting principles, net of tax, of $7.5 million as of the date of adoption.

The Company does have a greater than or equal to 20% involvement in 10 VIEs at December 31, 2004. The Company is a creditor in 7 trusts, 2 limited liability companies and one special purpose entity that were used to finance commercial mortgages, franchise receivables, auto receivables and equipment used in utility generation. The Company's maximum exposure to loss related to all of these VIEs is the investments' carrying value, which was $62.8 million at December 31, 2004. The notes mature between August 2005 and December 2035. See Note 4 for additional information with respect to leveraged leases which is not included above.

Consolidated VIE's increased total consolidated assets by $64.3 million at December 31, 2004. The liabilities include a $33.5 million note issued in June 2000. The note will mature on June 1, 2012. The interest rate on the note is the three-month LIBOR plus 1.75% for the period from June 23, 2000 to December 1, 2005 and LIBOR for the period from December 1, 2005 to June 1, 2012.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

On December 31, 2004, SCA, a registered investment adviser and a wholly-owned subsidiary of the Company, was distributed in the form of a dividend to the Company's parent and became a consolidated subsidiary of SLC - U.S. Ops Holdings. As a result of this transaction, SCA is no longer the Company's wholly-owned subsidiary. As of December 31, 2004 and 2003, SCA's net assets were $8.1 million and $5.1 million, respectively. SCA's net income for the years ended December 31, 2004, 2003 and 2002, was $1.9 million, $0.7 million and $1.1 million, respectively.

On June 30, 2004, the Company sold its interest in one of its consolidated VIEs and recognized a gain of $9.7 million. The Company received net cash proceeds of $39.7 and reduced consolidated assets and liabilities by $51.6 million and $21.9 million, respectively. The Company's net income related to this VIE for the year ended December 31, 2004, excluding the gain on the sale, was $7.1 million.

On December 31, 2003, Clarendon merged with an affiliate, Keyport Financial Services Corp., with Clarendon as the surviving entity. KFSC was a wholly-owned subsidiary of Keyport.

On November 18, 2003, the Company sold its interest in its wholly-owned subsidiary, Vision Financial Corporation, for $1.5 million. A loss of approximately $1.0 million was realized on this transaction.

On April 1, 2003, Sun Life Financial Services Limited ("SLFSL"), a wholly-owned subsidiary of the Company, ceased operations and SLFSL was liquidated during the fourth quarter of 2003. SLFSL served as marketing administrator for the distribution of offshore products offered by SLOC, an affiliate.

On December 18, 2002, the Company sold its interest in its wholly-owned subsidiary, Sun Life of Canada (U.S.) Distributors, Inc. ("SLD") to another affiliate, Sun Life Financial (U.S.) Holdings, Inc., for $10.5 million. No gain or loss was realized on this transaction. Effective January 1, 2003, SLD changed its name to MFS/Sun Life Financial Distributors, Inc. ("MFSLF") and thereafter Massachusetts Financial Services Company ("MFS"), an affiliate of the Company, acquired a 50% ownership interest in MFSLF. Total net loss of SLD for the year ended December 31, 2002 was $4.8 million. Effective January 1, 2005, MFSLF changed its name to Sun Life Financial Distributors, Inc. ("SLFD").

On October 9, 2002, Keyport Benefit Life Insurance Company, which was a wholly-owned subsidiary of Keyport, merged with and into SLNY, with SLNY as the surviving entity. The merger had no effect on the existing rights and benefits of policyholders or contract holders from either company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

In 2003, the Company sold a $100 million note from MFS, an affiliate, to another affiliate, Sun Life (Hungary) Group Financing Limited Liability Company ("Sun Life (Hungary) LLC"), for approximately $109.1 million. The note was sold at a gain of $9.1 million.

The Company and its subsidiaries have management services agreements with SLOC which provide that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $24.4 million in 2004, $73.3 million in 2003, and $64.4 million in 2002.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which MFS serves as the investment adviser, and which are offered to certain of the Company's separate accounts established in connection with the variable annuity contracts issued by the Company. Amounts received under this agreement amounted to approximately $22.8 million, $21.3 million and $24.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space to SLOC under lease agreements with terms expiring in September 2009 and options to extend the terms for each of twelve successive five year terms at fair market value of the fixed rent for the term, which is ending. Rent received by the Company under the leases amounted to approximately $11.8 million, $11.8 million, and $11.7 million in 2004, 2003 and 2002, respectively. Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

In 2004, the Company declared and paid cash dividends in the amount of $150.0 million and transferred via dividend its ownership of SCA valued at $6.6 million to its parent, SLC - U.S. Ops Holdings. The Company did not make any dividend payments in 2003 or 2002.

On December 31, 2004 and September 24, 2002, the Company received a $60.0 million and a $100.0 million capital contribution, respectively, from its parent, SLC - U.S. Ops Holdings.

In 2004, the Company became a participant in a restricted share unit ("RSU") plan with its indirect parent, SLF. Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant. RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock. The redemption value is the fair market value of an equal number of common shares of SLF stock. As of December 31, 2004, the Company incurred expenses of $4.1 million.

In 2004, the Company became a participant in a performance share unit ("PSU") plan with its indirect parent, SLF. Under the PSU plan, participants are granted units that are the equivalent to one SLF common share and have a fair market value of a SLF common share on the date of grant. PSUs earn dividend equivalents in the form of additional PSUs at the same rate as the dividends on SLF's common shares. No PSUs will vest or become payable unless SLF meets certain threshold targets with respect to specified performance targets. The plan provides for an enhanced payout if SLF achieves superior levels of performance to motivate participants to achieve a higher return for shareholders. Payments to participants are based on the number of PSUs earned multiplied by the market value of SLF's common shares at the end of a three-year performance period. As of December 31, 2004, the Company incurred expenses of $0.3 million relating to PSUs.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

On July 25, 2002, the Company issued a $380 million promissory note at 5.76% and an $80 million promissory note at 5.71%, both maturing June 30, 2012 to an affiliate, Sun Life (Hungary) LLC. The Company pays interest semi-annually to Sun Life (Hungary) LLC. Total interest paid was $26.5 million for the years ended December 31, 2004 and 2003, respectively, and $11.5 million for the year ended December 31, 2002. The proceeds of the notes were used to purchase fixed rate government and corporate bonds.

Effective January 2002, all United States employees of SLOC became employees of the Company. As a result, the Company has assumed most of the salaries and benefits previously incurred by SLOC in the United States. In accordance with a management service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested. Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $136.8 million, $152.2 million and $135.1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

At December 31, 2004 and 2003, the Company had $565 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company. The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2004, 2003 and 2002, respectively.

In 2004 and 2003, the Company purchased a total of $140 million in promissory notes from MFS. These promissory notes are included with fixed maturities available-for-sale in the financial statements. The interest rates on these notes range from 2.988% to 3.512% and the terms are from 3-5 years. Interest earned for the periods ended December 31, 2004 and 2003 was $4.0 million and $0.6 million, respectively.

During the years ended December 31, 2004 and 2003, the Company paid $35.0 million and $14.6 million, respectively, in commission fees to an affiliate, SLFD, formerly known as MFSLF.

During the years ended December 31, 2004, 2003 and 2002, the Company paid $45.1 million, $64.5 million and $79.4 million, respectively, in commission fees to Independence Financial Marketing Group, Inc., an affiliate.

Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

The following table lists the details of notes due to affiliates at December 31, 2004 (in 000's):

Type	Principal	Maturity	Rate

Surplus	$ 150,000	12/15/27	6.150%
Surplus	150,000	12/15/15	7.250%
Surplus	7,500	12/15/15	6.125%
Surplus	7,500	12/15/27	6.150%
Promissory	80,000	06/30/12	5.710%
Promissory	380,000	06/30/12	5.760%
Surplus	250,000	11/06/27	8.625%
	$ 1,025,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of fixed maturities was as follows:

	December 31, 2004
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 5,250,374	$ 106,024	$ (33,560)	$ 5,322,838
Foreign Government & Agency Securities	99,771	4,789	(21)	104,539
States & Political Subdivisions	1,212	50	-	1,262
U.S. Treasury & Agency Securities	573,446	12,539	(1,174)	584,811
Subordinated notes from affiliate	140,000	-	-	140,000
Corporate securities:
Basic Industry	298,352	16,577	(1,649)	313,280
Capital Goods	667,459	38,995	(1,429)	705,025
Communications	1,428,598	61,135	(7,811)	1,481,922
Consumer Cyclical	1,341,480	51,605	(2,935)	1,390,150
Consumer Noncyclical	512,153	30,345	(367)	542,131
Energy	527,782	27,370	(711)	554,441
Finance	2,979,627	92,043	(14,145)	3,057,525
Industrial Other	311,829	11,198	(1,522)	321,505
Technology	57,867	2,774	(569)	60,072
Transportation	526,567	25,104	(9,549)	542,122
Utilities	1,490,795	83,231	(2,662)	1,571,364
Total Corporate	10,142,509	440,377	(43,349)	10,539,537

Total available-for-sale fixed maturities	$ 16,207,312	$ 563,779	$ (78,104)	$16,692,987

Trading fixed maturities:
Asset Backed and Mortgage Backed Securities	$ 121,729	$ 4,427	$ (1,051)	$ 125,105
Foreign Government & Agency Securities	6,313	711	(11)	7,013
Corporate securities:
Basic Industry	31,844	2,363	-	34,207
Capital Goods	48,839	2,939	-	51,778
Communications	177,288	10,753	(300)	187,741
Consumer Cyclical	198,733	10,684	(159)	209,258
Consumer Noncyclical	23,344	1,209	(13)	24,540
Energy	35,714	4,987	-	40,701
Finance	453,387	25,198	(973)	477,612
Industrial Other	46,089	3,034	(189)	48,934
Technology	3,802	302	-	4,104
Transportation	63,291	5,453	(3,107)	65,637
Utilities	198,245	16,154	(1)	214,398
Total Corporate	1,280,576	83,076	(4,742)	1,358,910

Total trading fixed maturities	$ 1,408,618	$ 88,214	$ (5,804)	$ 1,491,028

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 89,132	$ -	$ 689,132

Total held-to-maturity fixed maturities	$ 600,000	$ 89,132	$ -	$ 689,132

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

December 31, 2003

Gross

Gross

Estimated

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

Available-for-sale fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 5,251,364

$ 116,712

$ (71,242)

$ 5,296,834

 Foreign Government & Agency Securities

82,774

13,696

(47)

96,423

 States & Political Subdivisions

1,693

87

-

1,780

 U.S. Treasury & Agency Securities

685,075

13,343

(8,316)

690,102

 Subordinated notes from affiliate

80,000

-

(934)

79,066

Corporate securities:

 Basic Industry

497,699

25,760

(5,877)

517,582

 Capital Goods

600,303

45,999

(1,477)

644,825

 Communications

1,214,136

54,673

(7,378)

1,261,431

 Consumer Cyclical

1,156,471

66,259

(3,973)

1,218,757

 Consumer Noncyclical

551,144

39,761

(719)

590,186

 Energy

568,786

33,235

(2,573)

599,448

 Finance

2,896,392

120,219

(15,662)

3,000,949

 Industrial Other

414,828

15,723

(2,768)

427,783

 Technology

79,775

3,235

-

83,010

 Transportation

579,351

29,589

(15,540)

593,400

 Utilities

1,678,450

90,491

(12,103)

1,756,838

Total Corporate

10,237,335

524,944

(68,070)

10,694,209

Total available-for-sale fixed maturities

$ 16,338,241

$ 668,782

$ (148,609)

$ 16,858,414

Trading fixed maturities:

 Asset Backed and Mortgage Backed Securities

$ 96,189

$ 5,773

$ (227)

$ 101,735

 Foreign Government & Agency Securities

5,227

893

(14)

6,106

Corporate securities:

 Basic Industry

67,321

7,696

(7)

75,010

 Capital Goods

83,797

8,634

-

92,431

 Communications

170,219

15,478

(222)

185,475

 Consumer Cyclical

167,633

14,226

(609)

181,250

 Consumer Noncyclical

40,623

1,065

(419)

41,269

 Energy

80,957

6,478

(276)

87,159

 Finance

323,412

27,219

(455)

350,176

 Industrial Other

57,925

5,918

(62)

63,781

 Technology

3,804

310

-

4,114

 Transportation

76,614

6,112

(7,505)

75,221

 Utilities

260,933

14,873

(11,914)

263,892

Total Corporate

1,333,238

108,009

(21,469)

1,419,778

Total trading fixed maturities

$ 1,434,654

$ 114,675

$ (21,710)

$ 1,527,619

Held-to-maturity fixed maturities:

Sun Life of Canada (U.S.) Holdings, Inc.,

8.526% subordinated debt, due 2027

$ 600,000

$ 99,069

$ -

$ 699,069

Total held-to-maturity fixed maturities

$ 600,000

$ 99,069

$ -

$ 699,069

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

December 31, 2004

 Amortized
Cost

 Estimated
Fair Value

Maturities of available-for-sale fixed securities:

Due in one year or less

$ 654,144

$ 659,961

Due after one year through five years

3,032,715

3,108,642

Due after five years through ten years

4,304,931

4,486,115

Due after ten years

2,965,148

3,115,431

Subtotal - Maturities available-for-sale

10,956,938

11,370,149

Asset-backed securities

5,250,374

5,322,838

Total Available-for-sale

$ 16,207,312

$ 16,692,987

Maturities of trading fixed securities:

Due in one year or less

$ 103,747

$ 105,563

Due after one year through five years

432,522

458,748

Due after five years through ten years

497,186

528,518

Due after ten years

253,434

273,094

Subtotal - Maturities of trading

1,286,889

1,365,923

Asset-backed securities

121,729

125,105

Total Trading

$ 1,408,618

$ 1,491,028

Maturities of held-to-maturity fixed securities:

Due after ten years

$ 600,000

$ 689,132

Gross gains of $152.5 million, $196.4 million and $163.4 million and gross losses of $45.4 million, $44.9 million and $134.9 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2004, 2003 and 2002, respectively.

Fixed maturities with an amortized cost of approximately $10.9 million and $18.6 million at December 31, 2004 and 2003, respectively, were on deposit with federal and state governmental authorities as required by law.

The Company had unfunded commitments with respect to funding of limited partnerships of approximately $91.1 million and $126.2 million at December 31, 2004 and 2003, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

As of December 31, 2004 and 2003, 95.7% and 93.7%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies.  During 2004, 2003 and 2002, the Company incurred realized losses totaling $32.5 million, $62.8 million and $95.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature.

During 2004, 2003 and 2002, $17.3 million, $4.7 million and $1.6 million, respectively, of the losses recorded in prior years were recovered through dispositions and are included in realized gains.  The Company has discontinued accruing income on several of its holdings for issuers that are in default.  The termination of accrual accounting on these holdings reduced income by $7.0 million, $10.1 million and $2.5 million during 2004, 2003 and 2002, respectively.

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 30,787

$ (461)

$ 23,104

$ (1,188)

$ 53,891

$ (1,649)

Capital Goods

119,885

(938)

14,733

(491)

134,618

(1,429)

Communications

196,250

(4,153)

83,702

(3,658)

279,952

(7,811)

Consumer Cyclical

221,428

(2,478)

10,620

(457)

232,048

(2,935)

Consumer Noncyclical

60,192

(367)

-

-

60,192

(367)

Energy

26,575

(372)

7,100

(339)

33,675

(711)

Finance

693,913

(8,606)

146,825

(5,539)

840,738

(14,145)

Industrial Other

95,881

(938)

20,346

(584)

116,227

(1,522)

Technology

25,431

(569)

-

-

25,431

(569)

Transportation

39,596

(367)

95,630

(9,182)

135,226

(9,549)

Utilities

209,995

(1,965)

33,919

(697)

243,914

(2,662)

Total Corporate

1,719,933

(21,214)

435,979

(22,135)

2,155,912

(43,349)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,358,934

(11,026)

283,699

(22,534)

1,642,633

(33,560)

Foreign Government & Agency Securities

2,459

(21)

-

-

2,459

(21)

U.S. Treasury & Agency Securities

233,308

(1,174)

-

-

233,308

(1,174)

Total Non-Corporate

1,594,701

(12,221)

283,699

(22,534)

1,878,400

(34,755)

Grand Total

$ 3,314,634

$ (33,435)

$ 719,678

$ (44,669)

$ 4,034,312

$ (78,104)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the fair value and gross unrealized losses of the Company's investments, which were deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2003:

Less Than Twelve Months

Twelve Months Or More

Total

Corporate Securities

Fair
Value

 Gross
Unrealized
Losses

Fair Value

 Gross
Unrealized
Losses

Fair
Value

 Gross
Unrealized
Losses

Basic Industry

$ 82,585

$ (5,877)

$ -

$ -

$ 82,585

$ (5,877)

Capital Goods

43,154

(1,283)

8,887

(194)

52,041

(1,477)

Communications

242,224

(6,548)

16,271

(830)

258,495

(7,378)

Consumer Cyclical

131,401

(2,725)

13,538

(1,248)

144,939

(3,973)

Consumer Noncyclical

59,880

(634)

4,775

(85)

64,655

(719)

Energy

66,595

(2,256)

7,746

(317)

74,341

(2,573)

Finance

386,695

(11,054)

209,576

(4,608)

596,271

(15,662)

Industrial Other

103,548

(1,880)

49,210

(888)

152,758

(2,768)

Transportation

83,546

(4,451)

84,352

(11,089)

167,898

(15,540)

Utilities

360,785

(10,218)

33,224

(1,885)

394,009

(12,103)

Total Corporate

1,560,413

(46,926)

427,579

(21,144)

1,987,992

(68,070)

Non-Corporate

Asset Backed and Mortgage Backed Securities

1,121,105

(25,516)

287,666

(45,726)

1,408,771

(71,242)

Foreign Government & Agency Securities

3,850

(47)

-

-

3,850

(47)

U.S. Treasury & Agency Securities

222,365

(8,105)

9,735

(211)

232,100

(8,316)

Subordinated note from affiliate

79,066

(934)

-

-

79,066

(934)

Total Non-Corporate

1,426,386

(34,602)

297,401

(45,937)

1,723,787

(80,539)

Grand Total

$2,986,799

$ (81,528)

$ 724,980

$ (67,081)

$3,711,779

$ (148,609)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss for more than six months are reviewed.  An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions.  Any deterioration in operating performance is assessed relative to the impact on financial ratios including leverage and coverage measures specific to an industry and relative to any investment covenants.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's analysis also assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions.  The committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2004 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

6

2

8

Capital Goods

6

6

12

Communications

18

11

29

Consumer Cyclical

20

1

21

Consumer Noncyclical

8

0

8

Energy

4

2

6

Finance

62

14

76

Industrial Other

5

3

8

Technology

1

0

1

Transportation

36

31

67

Utilities

15

7

22

Total Corporate

181

77

258

Non-Corporate

Asset Backed and Mortgage Backed Securities

278

91

369

Foreign Government & Agency Securities

2

0

2

U.S. Treasury & Agency Securities

27

0

27

Total Non-Corporate

307

91

398

Grand Total

488

168

656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2003 (not in thousands):

Number of Securities Less Than Twelve Months

Number of Securities Twelve Months Or More

Total Number of Securities

Corporate Securities

Basic Industry

22

-

22

Capital Goods

10

4

14

Communications

58

3

61

Consumer Cyclical

21

4

25

Consumer Noncyclical

23

1

24

Energy

20

1

21

Finance

84

31

115

Industrial Other

13

3

16

Transportation

28

36

64

Utilities

72

11

83

Total Corporate

351

94

445

Non-Corporate

Asset Backed and Mortgage Backed Securities

279

100

379

Foreign Government & Agency Securities

7

-

7

U.S. Treasury & Agency Securities

19

3

22

Subordinated note from affiliate

1

-

1

Total Non-Corporate

306

103

409

Grand Total

657

197

854

Mortgage Loans and Real Estate

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

December 31,

2004

2003

Total mortgage loans

$ 1,465,896

$ 972,102

Real estate:

Held-for-sale

628

628

Held for production of income

167,511

83,793

Total real estate

$ 168,139

$ 84,421

Accumulated depreciation on real estate was $19.1 million and $16.3 million at December 31, 2004 and 2003, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $16.5 million and $19.5 million at December 31, 2004 and 2003, respectively, against which there are allowances for losses of $7.6 million and $6.4 million, respectively.

The investment valuation allowances were as follows:

Balance at

Balance at

January 1,

Additions

Subtractions

December 31,

2004

Mortgage loans

$ 6,365

$ 1,530

$ (249)

$ 7,646

2003

Mortgage loans

$ 7,098

$ 200

$ (933)

$ 6,365

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

2004

2003

Property Type:

Office building

$ 620,273

$ 428,312

Residential

89,831

27,427

Retail

619,021

356,080

Industrial/warehouse

237,020

181,195

Other

75,536

69,874

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4.   INVESTMENTS (CONTINUED)

2004

2003

Geographic region:

Arizona

$ 45,753

$ 32,083

California

137,387

77,832

Colorado

33,096

15,015

Connecticut

32,973

34,177

Delaware

15,847

13,025

Florida

116,327

86,922

Georgia

78,360

39,681

Illinois

10,473

2,100

Indiana

16,203

17,962

Kentucky

15,015

7,224

Louisiana

21,531

23,578

Maryland

57,323

42,934

Massachusetts

137,535

135,722

Michigan

8,719

21,614

Minnesota

46,341

6,539

Missouri

32,323

11,250

Nebraska

5,368

5,554

Nevada

8,055

6,980

New Jersey

31,943

21,482

New Mexico

7,633

4,600

New York

232,312

121,069

North Carolina

39,831

30,362

Ohio

93,896

46,478

Oregon

6,391

5,225

Pennsylvania

102,767

85,474

Tennessee

26,714

19,388

Texas

136,237

34,342

Utah

28,528

20,921

Virginia

18,378

17,466

Washington

68,389

59,441

All other

30,033

16,448

Valuation allowances

(7,646)

(6,365)

Total

$ 1,634,035

$ 1,056,523

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

At December 31, 2004, scheduled mortgage loan maturities were as follows:

2005

$ 12,178

2006

15,550

2007

66,391

2008

48,625

2009

47,870

Thereafter

1,275,282

Total

$ 1,465,896

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $54.0 million and $126.8 million at December 31, 2004 and 2003, respectively.

During 2004, 2003 and 2002, the Company sold commercial mortgage loans in securitization transactions.  The mortgages were primarily sold to qualified special purpose entities that were established for the purpose of purchasing the assets and issuing trust certificates.  In these transactions, the Company retained investment tranches, which are considered available-for-sale securities, in addition to servicing rights. The securitizations are structured so that investors have no recourse to the Company's other assets for failure of debtors to pay when due.  The value of the Company's retained interests are subject to credit and interest rate risk on the transferred financial assets.  The Company recognized pretax gains of $3.0 million, $24.6 million and $4.5 million for its 2004, 2003 and 2002 securitization transactions, respectively.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2004 were as follows:

Exeter I/O's

Fairfield I/O's

Prepayment speed

-

-

Weighted average life in years

5.72-5.92

2.89-8.74

Expected credit losses

-

-

Residual cash flows discount rate

4.80%-4.84%

4.43%-5.28%

Treasury rate interpolated for average life

3.35%-3.39%

3.18%-4.03%

Spread over treasuries

1.45%

1.25%

Duration in years

6.64-10.14

1.45-4.92

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Exeter I/O's

Fairfield I/O's

Amortized cost of retained

Interests

$ 897

$ 1,360

Fair value of retained interests

1,031

1,535

Weighted average life in years

6.06-9.56

1.45-4.92

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

1,030

1,534

Fair value of retained interest as a result of a .30% of adverse change

1,030

1,533

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

1,015

1,522

Fair value of retained interest as a result of a 20% of adverse change

1,012

1,518

The outstanding principal amount of the securitized commercial mortgage loans was $18.7 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the dates of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2003 were as follows:

Class C

Class D

Class E

Prepayment speed

-

-

-

Weighted average life in years

14.123

14.63

14.84

Expected credit losses

-

-

-

Residual cash flows discount rate

5.65%

5.77%

5.92%

Treasury rate interpolated for average life

4.37%

4.39%

4.40%

Spread over treasuries

1.28%

1.38%

1.52%

Duration in years

20.46

20.55

20.66

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class C

Class D

Class E

Amortized cost of retained

Interests

$ 10,664

$ 2,404

$ 2,443

Fair value of retained interests

12,122

2,735

2,780

Weighted average life in years

19.68

19.76

19.87

Expected Credit Losses

Fair value of retained interest as a result of a .20% of adverse change

12,116

2,733

2,778

Fair value of retained interest as a result of a .30% of adverse change

12,112

2,732

2,777

Residual Cash flows Discount Rate

Fair value of retained interest as a result of a 10% of adverse change

11,662

2,629

2,672

Fair value of retained interest as a result of a 20% of adverse change

11,225

2,528

2,570

The outstanding principal amount of the securitized commercial mortgage loans was $417.8 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Key economic assumptions used in measuring the retained interests at the dates of securitizations completed during the year ended December 31, 2002 were as follows:

Class AA

Class A

Class BBB

Prepayment speed

0

0

0

Weighted average life in years

6.532

6.843

8.417

Expected credit losses

-

-

-

Residual cash flows discount rate

6.06%

6.51%

7.56%

Treasury rate interpolated for average life

4.57%

4.60%

4.68%

Spread over treasuries

1.49%

1.91%

2.88%

Duration in years

5.22

5.263

6.013

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions at December 31, 2004 were as follows:

Commercial Mortgages

Class AA

Class A

Class BBB

Amortized cost of retained

Interests

$ 2,370

$ 1,133

$ 1,614

Fair value of retained interests

2,605

1,245

1,777

Weighted average life in years

3.85

4.02

4.88

Expected Credit Losses

 Fair value of retained interest as a result of a .20% of adverse change

2,604

1,245

1,756

 Fair value of retained interest as a result of a .30% of adverse change

2,604

1,245

1,666

Residual Cash flows Discount Rate

 Fair value of retained interest as a result of a 10% of adverse change

2,554

1,221

1,739

 Fair value of retained interest as a result of a 20% of adverse change

2,504

1,196

1,703

The outstanding principal amount of the securitized commercial mortgage loans was $234.6 million at December 31, 2004, none of which were 60 days or more past due.  There were no net credit losses incurred relating to the securitized commercial mortgage loans at the date of securitization through December 31, 2004.

Securities Lending

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts in excess of 100% of the fair value of the applicable securities loaned.  We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheet.

Cash collateral received on securities lending transactions is reflected in other investing assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  Non-cash collateral, such as a security received by the Company, is not reflected in our assets in the Consolidated Balance Sheet as we have not repledged or sold the collateral.  The fair value of collateral held and included in other invested assets is $735.7 million at December 31, 2004.

Leveraged Leases

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company's net investment in the leveraged lease is composed of the following elements:

Year ended December 31,

2004

2003

Lease contract receivable

$ 31,803

$ 44,149 44,149

Less: non-recourse debt

(1,415)

(10,874)

Net Receivable

30,388

33,275

Estimated value of leased assets

21,420

21,420

Less: unearned and deferred income

(11,928)

(14,790)

Investment in leveraged leases

39,880

39,905

Less: fees

(138)

(162)

Net investment in leveraged leases

$ 39,742

$ 39,743

Derivatives

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged.   The fair value of swap agreements are included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes put options and futures on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company's variable annuities.  The Company also purchases call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company's balance sheet.

Standard & Poors  indexed futures contracts are entered into for purposes of hedging equity-indexed products.  The interest credited on these 1, 5, 7 and 10 year term products are based on the changes in the S&P 500 Index.  On trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company utilizes currency forwards to hedge against changes in the exchange rate of U.S. dollars.   The Company enters into single or multiple settlement forward contracts based on a spot rate determined at the trade date.  Currency forwards are carried at fair value and are included with derivative instruments (positive position) or other liabilities (negative position) in the accompanying balance sheet.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

The Company issues annuity contracts and GICS that contain a derivative instrument that is "embedded" in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract or GIC) and is carried at fair value.

From the second quarter in 2000 until the second quarter in 2002, the Company marketed GICS to unrelated third parties.  Each deal is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative losses are losses on the translation of foreign currency denominated GIC liabilities of $83.3 million, $158.6 million and $115.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, "Accounting for Derivative Instruments," is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative income (loss) consisted of the following for the years ended December 31:

2004

2003

 2002
estated

Net expense on swap agreements

$ (62,514)

$ (87,721)

$ (74,699)

 Change in fair value of swap agreements
(interest rate, currency, and equity)

(43,977)

197,506

(159,093)

 Change in fair value of options, futures and
embedded derivatives

8,072

(312,985)

74,507

Total derivative losses

$ (98,419)

$ (203,200)

$ (159,285)

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2004 and 2003, $33.6 million and $59.5 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

2004

Notional

Fair Value

Principal

Asset (Liability)

Amounts

Interest rate swaps

$ 5,948,576

$ (212,661)

Currency swaps

805,849

290,776

Equity swaps

250,207

28,254

Currency forwards

1,547

(81)

S&P 500 index call options

2,986,757

188,481

S&P 500 index put options

1,217,980

42,858

Total

$ 11,210,916

$ 337,627

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

4. INVESTMENTS (CONTINUED)

2003

Notional Principal Amounts

 Fair Value
Asset (Liability)

Interest rate swaps

$ 5,892,626

$ (229,925)

Currency swaps

805,211

238,212

Equity swaps

1,544,152

20,265

S&P 500 index call options

1,668,813

57,573

S&P 500 index put options

1,313,855

65,640

Total

$ 11,224,657

$ 151,765

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 108,603

$ 159,474

$ 38,814

Equity securities

3,375

(1,465)

2,378

Mortgage and other loans

858

25,528

4,648

Real estate

-

3,862

514

Short term investments

-

-

2

Other invested assets

(1,601)

4,800

8,815

Other than temporary declines

(32,494)

(62,834)

(95,714)

Sales of impaired assets

17,333

4,720

1,577

Total

$ 96,074

$ 134,085

$ (38,966)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

2004

2003

 2002
Restated

Fixed maturities

$ 1,030,973

$ 1,114,949

$ 1,080,965

Equity securities

-

-

484

Mortgage and other loans

83,986

76,259

75,024

Real estate

11,615

6,952

7,855

Policy loans

42,821

43,335

39,269

Other

(19,715)

(20,364)

(4,848)

Gross investment income

1,149,680

1,221,131

1,198,749

Less: Investment expenses

15,423

12,381

13,539

Net investment income

$ 1,134,257

$ 1,208,750

$ 1,185,210

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

2004

2003

Carrying

Estimated

Carrying

Estimated

Amount

Fair Value

Amount

Fair Value

Financial assets:

Cash and cash equivalents

$ 552,949

$ 552,949

$ 558,185

$ 558,185

Fixed maturities

18,784,015

18,873,147

18,986,033

19,085,102

Equity Securities

1,006

1,006

1,452

1,452

Short-term investments

23,957

23,957

24,662

24,662

Mortgages

1,465,896

1,546,834

972,102

1,059,145

Derivatives instruments - receivables

566,401

566,401

403,437

403,437

Policy loans

696,305

696,305

692,887

692,887

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

Financial liabilities:

Policy Liabilities

18,846,238

17,677,082

18,329,570

17,565,100

Derivative instruments - payables

228,774

228,774

248,272

248,272

Long-term debt

33,500

33,500

40,500

32,953

Long-term debt to affiliates

1,025,000

1,100,501

1,025,000

1,123,194

Partnership Capital Securities

607,826

689,132

607,826

699,069

Separate accounts

19,120,381

19,120,381

17,509,294

17,509,294

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The fair values of short-term bonds are estimated to be amortized cost.  The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes.  For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics.  The fair value of equity securities are based on quoted market prices.

Mortgage loans: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives:  Fair value of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  A brief discussion of the Company's reinsurance agreements by segment (see Note 14) follows.

Wealth Management Segment

The Wealth Management Segment currently does not offer traditional life insurance products; however, it manages a closed block of single premium whole life insurance policies ("SPWL"), a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL's in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.7 billion as of December 31, 2004 and 2003, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliated company.  By reinsuring the SPWL product, the Company reduced net investment income by $91.2 million and interest credited by $79.6 million for the twelve-month period ended December 31, 2004.  In addition, the Company also increased net investment income by $13.6 million relating to an experience rating refund under the reinsurance agreement.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, bank owned life insurance ("BOLI"), and corporate owned life insurance ("COLI") policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $28.7 million and $23.4 million for the years ended 2004 and 2003, respectively, to account for these agreements.

Effective October 1, 2004, the Company no longer acts as the reinsurer of risk under the lapse protection benefit for certain universal life contracts issued by SLOC.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

8. REINSURANCE (CONTINUED)

Group Protection Segment

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured the mortality risks of SLNY's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis.  The agreement provided that SLOC would reinsure mortality risks in excess of $50,000 per claim for group life contracts ceded by SLNY.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of SLNY's group long-term disability contracts.  The treaty was commuted effective December 31, 2004.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.

The Company, through its affiliate SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY's group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.   The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.

The effects of reinsurance were as follows:

For the Years Ended December 31,

2004

2003

2002 - Restated

Insurance premiums:

Direct

$ 62,939

$ 67,959

$ 52,691

Assumed

-

-

509

Ceded

4,119

7,441

9,626

Net premiums

$ 58,820

$ 60,518

$ 43,574

 Insurance and other individual policy benefits and
Claims:

Direct

$ 170,381

$ 230,384

$ 225,287

Assumed

-

-

-

Ceded

29,004

29,136

4,125

Net policy benefits and claims

$ 141,377

$ 201,248

$ 221,162

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS

Through December 31, 2001, the Company was a participant in two non-contributory defined benefit pension plans for employees sponsored by SLOC.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plans sponsorship for the employee retirement plan and the agent pension plan was transferred to the Company.  Expenses are allocated to participating companies based on a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

The following table sets forth the change in the pension plans' (retirement plan and agent pension plan) projected benefit obligations and assets, as well as the plans' funded status at December 31:

2004

2003

Change in projected benefit obligation:

Projected benefit obligation at beginning of year

$ 191,689

$ 159,650

Service cost

9,873

8,954

Interest cost

12,118

10,494

Actuarial loss (gain)

7,039

16,876

Benefits paid

(5,280)

(5,333)

Plan amendments

-

-

Acquisitions

-

1,048

Projected benefit obligation at end of year

$ 215,439

$ 191,689

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ 205,737

$ 179,470

Other

(1,050)

(888)

Actual return on plan assets

34,144

32,059

Benefits paid

(5,280)

(5,333)

Acquisitions

-

429

Fair value of plan assets at end of year

$ 233,551

$ 205,737

Information on the funded status of the plan:

Funded status

$ 18,112

$ 14,048

Unrecognized net actuarial loss

19,339

34,480

Unrecognized transition obligation

(13,443)

(16,494)

Unrecognized prior service cost

7,421

8,276

4th quarter contribution

(1,250)

(1,050)

Prepaid benefit cost

$ 30,179

$ 39,260

The accumulated benefit obligation at the end of 2004 and 2003 was $188.9 million and $169.0 million, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9.  RETIREMENT PLANS (CONTINUED)

The funded status of the employee retirement plan was as follows:

2004

2003

Plan assets

$ 195,332

$ 171,978

Projected benefit obligations

(206,748)

(183,227)

Funded status

$ (11,416)

$ (11,249)

Accumulated benefit obligation

$ 180,201

$ 160,227

The following table sets forth the components of the net periodic pension cost for the year ended December 31:

2004

2003

2002

Components of net periodic benefit cost:

Service cost

$ 9,873

$ 8,954

$ 8,437

Interest cost

12,118

10,494

10,674

Expected return on plan assets

(17,704)

(14,358)

(18,395)

Amortization of transition obligation asset

(3,051)

(3,051)

(3,051)

Amortization of prior service cost

855

855

216

Recognized net actuarial loss

3,140

4,215

120

Net periodic benefit cost (benefit)

$ 5,231

$ 7,109

$ (1,999)

The Company's share of net periodic benefit cost

$ 4,272

$ 5,522

$ 3,834

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Pension Benefits

2004

2003

Discount rate

6.2%

6.1%

Rate of compensation increase

4.0%

4.0%

The assumed weighted average discount rate was 6.75% for the year ended December 31, 2002. The expected return on plan assets was 8.75% and the assumed rate of compensation increase was 4.5% for 2002.

Weighted average assumptions used to determine net benefit cost were as follows:

Pension Benefits

2004

2003

2002

Discount rate

6.1%

6.75%

7.00%

Expected long term return on plan assets

8.75%

8.75%

8.75%

Rate of compensation increase

4.0%

4.0%

4.5%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The Company relies on historical market returns from Ibbotson Associates (1926-2002) to determine its overall long term rate of return on asset assumption.  Applying Ibbotson's annualized market returns of 12% stock, 5.8% bonds and 3.8% cash to the Company's target allocation results in an expected return consistent with the one used by the Company for purposes of determining the benefit obligation.

Plan Assets

The asset allocation for the Company's pension plan assets for 2004 and 2003 measurement, and the target allocation for 2005, by asset category, are as follows:

Target Allocation

Percentage of Plan Assets

Asset Category

2005

2004

2003

Equity Securities

50%

61%

55%

Debt Securities

35%

27%

26%

Commercial Mortgages

15%

10%

15%

Other

0%

2%

4%

Total

100%

100%

100%

The target allocations were established to reflect the Company's investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)

exceeds the assumed actuarial rate;

2)

exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and

3)

generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Equity securities include SLF common stock in the amount of $4.2 million and $3.0 million at December 31, 2004 and 2003, respectively.

Cash Flow

Due to the over funded status of the defined benefit plan, the Company will not be making contributions to the plan in 2005.

401(k) Savings Plan

The Company sponsors and participates in a 401(k) savings plan for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the plan, the Company matches, up to specified amounts, the employees' contributions to the plan.

The amount of the 2004 employer contributions under plan sponsorship for the Company and its affiliates was $4.5 million.  Amounts are allocated to affiliates based on employees' contributions.  The Company's portion of the expense was $2.8 million, $0.9 million and $1.0 million for the years ended December 31, 2004, 2003 and 2002, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

Other Post-Retirement Benefit Plans

Through December 31, 2001, the Company was a participant in a post-retirement benefit pension plan for employees sponsored by SLOC providing certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents.  Consistent with the transfer of all employees to the Company on January 1, 2002, the plan's sponsorship was transferred to the Company.  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

The following table sets forth the change in other post-retirement benefit plans' obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:

2004

2003

Benefit obligation at beginning of year

$ 51,278

$ 35,981

Service cost

1,233

872

Interest cost

2,957

2,369

Actuarial (gain) loss

(4,583)

14,330

Benefits paid

(2,432)

(2,368)

Plan Amendments

-

-

Acquisitions

-

94

Benefit obligation at end of year

$ 48,453

$ 51,278

Change in fair value of plan assets:

Fair value of plan assets at beginning of year

$ -

$ -

Employer contributions

2,432

2,368

Benefits paid

(2,432)

(2,368)

Fair value of plan assets at end of year

$ -

$ -

Information on the funded status of the plan:

Funded Status

$ (48,453)

$ (51,278)

Unrecognized net actuarial loss

19,556

25,523

4th quarter contribution

628

639

Unrecognized prior service cost

(2,657)

(2,898)

Accrued benefit cost

$ (30,926)

$ (28,014)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

9. RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic post-retirement benefit costs for the year ended December 31:

2004

2003

Components of net periodic benefit cost

Service cost

$ 1,233

$ 872

Interest cost

2,957

2,369

Amortization of prior service cost

(241)

(241)

Recognized net actuarial loss

1,384

832

Net periodic benefit cost

$ 5,333

$ 3,832

The Company's share of net periodic benefit cost

$ 4,180

$ 2,917

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

Other Benefits

2004

2003

Discount Rate

6.2%

6.1%

Rate of Compensation increase

4.0%

4.0%

Weighted average assumptions used to determine net cost for year-end December 31, 2004 and December 31, 2003 were as follows:

Other Benefits

2004

2003

Discount rate

6.1%

6.75%

Rate of compensation increase

4.0%

4.0%

In order to measure the post-retirement benefit obligation for 2004, the Company assumed an 11% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 10% in 2005 and assumed to decrease gradually to 5.00% for 2010 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

1- Percentage-Point

1- Percentage-Point

Increase

Decrease

Effect on Post retirement benefit obligation

$6,032

($4,997)

Effect on total of service and interest cost

776

(648)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2004.  SLUS filed a consolidated federal income tax return with SLC - U.S. Ops Holdings for the year ended December 31, 2003.  Keyport filed a return with its subsidiary, Independence Life, for the year ended December 31, 2003.  A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

Restated

2004

2003

2002

Federal income tax expense (benefit):

Current

$ (5,331)

$ (29,240)

$ (80,155)

Deferred

76,683

56,606

20,706

Total

$ 71,352

$ 27,366

$ (59,449)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows:

Restated

2004

2003

2002

Expected federal income tax expense (benefit)

$ 107,446

$ 44,251

$ (34,994)

Low income housing credit

(6,021)

(6,026)

(6,138)

Non-taxable investment income

-

-

(1,622)

Separate account dividend received deduction

(10,500)

(5,600)

(4,200)

Prior year settlements and other items

(19,573)

(5,259)

(12,495)

Federal income tax expense (benefit)

$ 71,352

$ 27,366

$ (59,449)

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

2004

2003

Deferred tax assets:

Actuarial liabilities

$ 391,780

$ 283,479

Net operating loss

4,444

51,355

Other

(8,340)

(1,912)

Total deferred tax assets

387,884

332,922

Deferred tax liabilities:

Deferred policy acquisition costs

(185,715)

(107,075)

Investments, net

(266,779)

(244,744)

Total deferred tax liabilities

(452,494)

(351,819)

Net deferred tax liability

$ (64,610)

$ (18,897)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under certain tax sharing agreements as if it were filing as a separate company. The Company had no net income tax payments for 2004 and the Company received income tax refunds of $17.1 million in 2003.  SLUS received refunds of $14.9 million in 2002 and Keyport made income tax payments of $9.9 million in 2002.  At December 31, 2004, the Company had $12.7 million of net operating loss carry forwards available.  These amounts were incurred in 2001, 2002 and 2003 and will expire, if unused, beginning in 2016 and ending in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  SLUS is currently under audit by the IRS for the years 2001 and 2002.  In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements.  However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's group life, group disability and stop loss products is summarized below:

2004

2003

Balance at January 1

$ 31,337

$ 24,294

Less reinsurance recoverable

(9,146)

(6,621)

Net balance at January 1

22,191

17,673

Incurred related to:

Current year

20,889

14,711

Prior years

910

(69)

Total incurred

21,799

14,642

Paid losses related to:

Current year

(12,009)

(5,867)

Prior years

(5,791)

(4,258)

Total paid

(17,800)

(10,125)

Balance at December 31

32,571

31,337

Less reinsurance recoverable

(6,381)

(9,146)

Net balance at December 31

$ 26,190

$ 22,191

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

12. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 889,601

$ 795,648

Acquisition costs deferred

346,764

263,762

Amortized to expense during the year

(48,562)

(90,608)

Adjustment for unrealized investment gains (losses) during the year

(40,622)

(79,201)

Balance at December 31

$ 1,147,181

$ 889,601

13. VALUE OF BUSINESS ACQUIRED (VOBA)

The changes in VOBA for the years ended December 31 were as follows:

2004

2003

Balance at January 1

$ 22,391

$ 57,692

Amortized to expense during the year

(4,819)

(7,790)

Adjustment for unrealized investment gains (losses) during the year

6,558

(27,511)

Balance at December 31

$ 24,130

$ 22,391

14. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, GICS, retirement plan services, and life insurance on an individual and group basis, as well as disability and stop-loss insurance on a group basis.  As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities.

Net investment income is allocated based on segmented assets by line of business.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

The Wealth Management Segment markets and administers individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection Segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

14. SEGMENT INFORMATION (CONTINUED)

The Group Protection Segment markets and administers group life, long-term disability, short-term disability and stop loss insurance to small and mid-size employers in the State of New York.

The Corporate Segment includes the unallocated capital of the Company, its debt financing, its consolidated investments in VIEs, and items not otherwise attributable to the other segments.

The following amounts pertain to the various business segments:

Year ended December 31, 2004

Wealth

Individual

Group

Management

Protection

Protection

Corporate

Totals

Total Revenues

$ 1,284,873

$ 65,366

$ 34,908

$ 162,596

$ 1,547,743

Total Expenditures

1,054,852

60,785

31,605

93,470

1,240,712

Pretax Income

230,021

4,581

3,303

69,126

307,031

Net Income

166,309

3,118

2,147

49,702

221,276

Total Assets

$ 40,961,145

$ 4,111,638

$ 53,131

$ 1,561,629

$ 46,687,543

Year ended December 31, 2003

Total Revenues

$ 1,409,642

$ 49,357

$ 26,609

$ 34,141

$ 1,519,749

Total Expenditures

1,247,670

53,848

25,712

61,792

1,389,022

Pretax Income (Loss)

161,972

(4,491)

897

(27,651)

130,727

Net Income (Loss)

106,655

(2,331)

608

(9,941)

94,991

Total Assets

$ 39,814,262

$ 2,973,014

$ 46,535

$ 840,565

$ 43,674,376

Year ended December 31, 2002 (Restated)

Total Revenues

$ 1,273,384

$ 62,030

$ 20,181

$ 65,629

$ 1,421,224

Total Expenditures

1,406,024

61,445

15,630

38,106

1,521,205

Pretax Income (Loss)

(132,640)

585

4,551

27,523

(99,981)

Net Income (Loss)

(84,004)

464

3,195

38,548

(41,797)

Total Assets

$ 36,551,209

$ 2,705,917

$ 34,946

$ 553,904

$ 39,845,976

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

15.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company's statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory surplus and net income (loss) were as follows:

Unaudited for the Years ended December 31,

2004

2003

 2002
Restated

Statutory surplus and capital

$        1,822,812

$        1,685,356

$        1,335,391

Statutory net income (loss)

249,010

224,284

(286,911)

16. DIVIDEND RESTRICTIONS

The Company's and its insurance company subsidiaries' ability to pay dividends are subject to certain statutory restrictions. Delaware, New York, and Rhode Island have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  In 2004, the Company's Board of Directors approved and the Company paid $150.0 million of cash dividends to its parent, SLC (U.S.) Holdings.  On December 31, 2004, SCA was distributed in the form of a dividend of $6.6 million to the Company's parent and became a consolidated subsidiary of SLC (U.S.) Holdings. The Company did not pay any dividends in 2003 or 2002.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of:  (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  No dividends were paid by SLNY during 2004, 2003 or 2002.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve (12) month period would exceed the lesser of (i) ten percent of the insurance company's surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company's own securities.  No dividends were paid by Independence Life during 2004, 2003 or 2002.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income as of December 31 were as follows:

2004

2003

 Unrealized gains (losses) on available-for-sale
securities

$ 485,553

$ 520,173

DAC amortization

(172,945)

(132,323)

VOBA amortization

(48,208)

(54,766)

Tax effect

(83,762)

(105,403)

Accumulated Other Comprehensive Income

$ 180,638

$ 227,681

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision.  This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be partially recovered through a reduction in future premium taxes in some states.

The Company's variable annuity contracts and variable life insurance policies are subject to various levels of regulation under federal securities laws administered by the Securities and Exchange Commission (the "SEC") and under certain state securities laws.  On or about October 30, 2003, the Company received a request from the SEC for information regarding its policies, practices and procedures with respect to subaccount "market timing," its policies, practices and procedures with respect to receiving and processing exchange orders from contract owners, and its oversight of such activities in the Company's separate accounts.  The Company responded to this request and an additional related request.  On March 4, 2004, the Boston District Office of the SEC notified the Company that it intended to commence an examination of the Company and certain of its affiliates pursuant to Section 31(b) of the Investment Company Act of 1940 and the Securities Exchange Act of 1934 relating to these and certain other subjects.  The Company is cooperating with the SEC in these matters.

In addition, the SEC and other regulators have conducted or are conducting investigations and examinations of certain of the Company's affiliates relating to various issues, including market timing and late trading of mutual funds and variable insurance products, directed brokerage, revenue-sharing and other arrangements with distributors, and recordkeeping requirements.

As part of an industry wide investigation, state regulators are investigating certain compensation arrangements and other business practices between insurance companies and brokers.  The Company and certain of its affiliates have received requests for information from state regulators and are cooperating with respect to these matters.

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(in thousands)

For the years ended December 31, 2004, 2003 and 2002

18. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws.  Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2004, minimum future lease payments under such leases were as follows:

2005

$ 6,082

2006

6,059

2007

4,924

2008

1,463

2009

358

Thereafter

41

Total

$ 18,927

Total rental expense for the years ended December 31, 2004, 2003 and 2002 was $16.3 million, $23.6 million and $13.8 million, respectively.

The Company has two noncancelable sublease agreements that expire on December 31, 2007 and March 31, 2008.  As of December 31, 2004, the minimum future lease payments under the two sublease agreements were as follows:

2005

$ 683

2006

996

2007

996

2008

249

2009

-

Thereafter

-

Total

$ 2,924

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.)

Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, on December 31, 2003, Sun Life Assurance Company of Canada (U.S.) merged with Keyport Life Insurance Company.   The companies became affiliates on November 1, 2001 as a result of the acquisition of Keyport Life Insurance Company by Sun Life Assurance Company of Canada (U.S.)'s ultimate parent.  The merger of Sun Life Assurance Company of Canada (U.S.) and Keyport Life Insurance Company was accounted for under Statement of Financial Accounting Standards No. 141, "Business Combinations" for transfers of assets among affiliates.   Accordingly, the financial statements for all periods prior to December 31, 2003 have been restated to give effect to the merger as of November 1, 2001.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."   As discussed in Note 1 to the consolidated financial statements, effective December 31, 2003, the Company adopted the provisions of FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" and FASB Interpretation No. 46R, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51" (Revised).

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2005

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of Franklin Templeton VIP Mutual Shares Securities Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP International Securities Sub-Account, Franklin Templeton VIP Value Securities Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account,  Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Asset Allocation S Class Sub-Account, MFS/Sun Life Global Asset Allocation Series Sub-Account, MFS/Sun Life Global Government S Class Sub-Account, MFS/Sun Life Global Government Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Telecommunications S Class Sub-Account, MFS/Sun Life Global Telecommunications Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account,   MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, MFS/Sun Life Managed Sectors S Class Sub-Account, MFS/Sun Life Managed Sectors Series Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Fund Sub-Account, Oppenheimer Main St. Growth & Income Sub-Account, Oppenheimer Main St. Small Cap Growth Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Bond Portfolio Sub-Account, PIMCO VIT Total Return Bond Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, and Sun Capital Real Estate Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting.  Our audit included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal controls over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2004 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 28, 2005

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004

Assets:

Investment in

Shares

Cost

Value

Franklin Templeton Variable Insurance Products Trust

 Mutual Shares Securities Fund (FMS)

948,245

$

14,007,277

$

15,778,800

 Templeton Growth Securities Fund Class 2 (FTG)

220,020

2,595,223

2,822,852

 Templeton International Securities Fund (FTI)

8,388,139

104,509,956

120,369,789

 Franklin Value Securities Fund (FVS)

824,213

10,521,962

12,898,931

Lord Abbett Series Fund, Inc.

 All Value Portfolio (LAV)

291,256

3,667,255

4,063,023

 Growth & Income Portfolio (LA1)

4,901,072

120,144,382

133,211,136

 Growth Opportunities Portfolio (LA9)

1,009,688

12,128,298

13,428,850

 Mid-Cap Value (LA2)

1,954,265

35,458,403

40,629,170

MFS/Sun Life Series Trust

 Bond S Class (MF7)

6,035,069

71,481,330

72,843,287

 Bond Series (BDS)

13,306,627

154,162,957

161,675,515

 Capital Appreciation S Class (MFD)

1,725,450

28,263,706

32,973,353

 Capital Appreciation Series (CAS)

29,383,481

688,691,729

565,632,007

 Capital Opportunities S Class (CO1)

1,259,533

14,420,735

16,688,816

 Capital Opportunities Series (COS)

18,460,605

329,982,861

245,526,054

 Emerging Growth S Class (MFF)

1,180,281

15,298,999

18,306,166

 Emerging Growth Series (EGS)

23,984,234

537,653,419

375,353,258

 Emerging Markets Equity S Class (EM1)

392,102

4,611,429

6,301,071

 Emerging Markets Equity Series (EME)

3,533,017

38,972,170

57,093,561

 Global Asset Allocation S Class (GA1)

 Global Asset Allocation Series (GAA)

 Global Governments S Class (GG1)

390,975

4,614,232

4,820,718

 Global Governments Series (GGS)

4,555,353

52,051,172

56,486,376

 Global Growth S Class (GG2)

632,389

5,934,125

7,740,442

 Global Growth Series (GGR)

13,427,370

154,188,611

165,290,928

 Global Telecommunications S Class (GT1)

 Global Telecommunications Series (GTS)

 Global Total Return S Class (GT2)

794,942

11,166,938

14,165,859

 Global Total Return Series (GTR)

8,965,175

127,443,608

160,566,280

 Government Securities S Class (MFK)

12,906,032

171,340,675

169,069,016

 Government Securities Series (GSS)

30,909,124

412,464,270

406,764,069

 High Yield S Class (MFC)

12,646,557

87,180,589

92,066,936

 High Yield Series (HYS)

36,624,681

249,139,420

268,092,666

 International Growth S Class (IG1)

1,301,368

12,408,436

17,568,472

 International Growth Series (IGS)

8,796,858

93,114,953

119,197,428

 International Investors Trust S Class (MI1)

430,512

4,906,433

6,685,849

 International Investors Trust Series (MII)

5,275,808

63,181,797

82,197,085

 Managed Sectors S Class (MS1)

167,162

2,483,331

2,927,004

 Managed Sectors Series (MSS)

7,335,666

197,530,794

129,474,505

 Massachusetts Investors Growth Stock S Class (M1B)

8,096,997

67,052,011

75,706,919

 Massachusetts Investors Growth Stock Series (MIS)

45,851,390

557,791,644

431,920,095

 Massachusetts Investors Trust S Class (MFL)

2,669,362

63,520,164

75,089,144

 Massachusetts Investors Trust Series (MIT)

35,156,835

1,146,454,838

993,883,713

 Mid Cap Growth S Class (MC1)

7,651,709

36,060,040

44,073,841

 Mid Cap Growth Series (MCS)

14,454,806

69,692,367

83,837,871

 Mid Cap Value S Class (MCV)

1,930,416

19,509,179

23,975,762

 Money Market S Class (MM1)

84,035,443

84,035,443

84,035,443

 Money Market Series (MMS)

228,708,252

228,708,252

228,708,252

 New Discovery S Class (M1A)

4,005,438

47,253,864

54,153,528

 New Discovery Series (NWD)

12,047,414

158,583,462

164,326,729

 Research S Class (RE1)

1,577,968

21,045,991

24,900,330

 Research Series (RES)

26,211,707

515,718,756

416,241,901

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued

Investment in

MFS/Sun Life Series Trust - continued

Shares

Cost

Value

 Research Growth and Income S Class (RG1)

692,812

$

7,895,227

$

9,872,571

 Research Growth and Income Series (RGS)

5,616,974

70,809,951

80,435,062

 Research International S Class (RI1)

4,150,566

48,436,469

59,726,643

 Research International Series (RIS)

5,886,182

67,647,141

85,231,922

 Strategic Growth S Class (SG1)

5,312,684

36,422,703

40,429,525

 Strategic Growth Series (SGS)

5,869,182

44,698,453

45,016,626

 Strategic Income S Class (SI1)

2,117,687

22,257,325

24,035,746

 Strategic Income Series (SIS)

5,666,316

58,787,208

64,709,325

 Strategic Value S Class (SVS)

994,400

9,257,168

11,455,484

 Technology S Class (TE1)

875,521

3,247,616

3,633,413

 Technology Series (TEC)

5,494,263

22,996,609

23,075,906

 Total Return S Class (MFJ)

22,297,195

390,689,807

433,234,490

 Total Return Series (TRS)

72,570,816

1,306,313,901

1,418,759,461

 Utilities S Class (MFE)

1,561,341

17,651,966

24,247,634

 Utilities Series (UTS)

18,285,190

284,857,802

285,431,810

 Value S Class (MV1)

7,627,606

97,042,838

117,693,959

 Value Series (MVS)

21,423,454

272,526,710

332,277,776

Oppenheimer Variable Account Funds

 Capital Appreciation Fund (OCA)

838,725

27,968,990

30,806,364

 Global Securities Fund (OGG)

214,862

5,556,214

6,301,890

 Main St. Growth and Income Fund (OMG)

5,545,866

106,743,670

114,799,418

 Main St. Small Cap Growth Fund (OMS)

511,590

6,813,873

8,170,089

PIMCO Variable Insurance Trust

 Emerging Markets Bond Portfolio (PMB)

119,899

1,555,129

1,583,863

 Low Duration Portfolio (PLD)

11,520,807

118,764,076

118,664,313

 Real Return Bond Portfolio (PRR)

1,808,611

22,807,652

23,367,250

 Total Return Bond Portfolio (PTR)

4,697,793

48,899,715

49,373,800

Sun Capital Advisers Trust

 All Cap S Class (SSA)

87,332

1,088,463

1,110,866

 Investment Grade Bond S Class (IGB)

68,319

684,293

694,126

 Real Estate Fund S Class (SRE)

1,045,558

17,505,246

20,994,799

 Real Estate Fund (SC3)

965,006

13,993,577

18,344,757

$

9,985,067,278

$

9,753,041,688

 Liability:

 Payable to Sponsor

(3,995,902

)

 Net Assets

$

9,749,045,786

Net Assets Applicable to Contract Owners:

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS Consolidated Regatta Contracts:

Franklin Templeton Variable Insurance Products Trust

 FMS

1,146,446

$

15,763,002

$

15,513

$

15,778,515

 FTG

185,270

2,822,852

2,822,852

 FTI

8,240,520

120,331,036

38,540

120,369,576

 FVS

784,791

12,881,995

16,588

12,898,583

Lord Abbett Series Fund, Inc.

 LAV

344,432

4,063,023

4,063,023

 LA1

8,986,821

133,093,840

117,838

133,211,678

 LA9

1,203,674

13,428,325

522

13,428,847

 LA2

2,592,930

40,602,342

26,557

40,628,899

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust

 MF7

6,078,648

$

72,831,418

$

11,373

$

72,842,791

 BDS

11,381,676

161,190,155

372,009

161,562,164

 MFD

3,522,979

32,957,457

14,441

32,971,898

 CAS

41,868,827

561,978,547

2,976,564

564,955,111

 CO1

1,675,705

16,641,592

45,272

16,686,864

 COS

26,220,995

245,263,262

199,706

245,462,968

 MFF

1,863,783

18,305,802

18,305,802

 EGS

37,868,174

374,457,391

756,918

375,214,309

 EM1

340,870

6,301,071

6,301,071

 EME

3,707,620

56,820,532

208,985

57,029,517

 GA1

 GAA

 GG1

340,389

4,807,210

12,944

4,820,154

 GGS

3,280,149

56,306,287

154,620

56,460,907

 GG2

614,351

7,725,273

14,857

7,740,130

 GGR

9,885,010

164,531,833

716,545

165,248,378

 GT1

 GTS

 GT2

1,049,400

14,150,110

15,443

14,165,553

 GTR

8,363,603

159,449,979

847,511

160,297,490

 MFK

15,785,190

168,845,580

223,858

169,069,438

 GSS

26,991,543

405,481,815

1,251,386

406,733,201

 MFC

7,034,638

91,976,250

90,416

92,066,666

 HYS

17,473,238

267,112,458

683,520

267,795,978

 IG1

1,328,474

17,567,913

17,567,913

 IGS

9,969,224

118,871,107

293,935

119,165,042

 MI1

464,476

6,685,849

6,685,849

 MII

5,206,659

81,996,204

154,273

82,150,477

 MS1

319,540

2,927,004

2,927,004

 MSS

10,357,284

128,924,327

480,102

129,404,429

 M1B

7,277,585

75,696,225

10,486

75,706,711

 MIS

52,900,145

431,474,549

426,073

431,900,622

 MFL

7,171,814

75,056,109

31,282

75,087,391

 MIT

71,195,865

990,559,052

3,087,013

993,646,065

 MC1

4,467,480

44,062,740

10,203

44,072,943

 MCS

14,935,080

83,552,689

272,398

83,825,087

 MCV

1,649,863

23,974,588

1,152

23,975,740

 MM1

8,633,307

83,877,610

160,823

84,038,433

 MMS

19,134,186

226,786,685

1,474,131

228,260,816

 M1A

4,707,914

54,115,614

36,062

54,151,676

 NWD

15,598,558

163,961,580

352,420

164,314,000

 RE1

2,212,955

24,888,311

11,517

24,899,828

 RES

28,414,936

414,615,802

1,404,378

416,020,180

 RG1

905,199

9,872,571

9,872,571

 RGS

7,171,116

80,308,816

128,332

80,437,148

 RI1

4,045,282

59,726,643

59,726,643

 RIS

7,228,881

85,150,659

113,535

85,264,194

 SG1

3,351,218

40,427,565

1,925

40,429,490

 SGS

7,207,008

44,955,892

53,690

45,009,582

 SI1

1,930,592

24,012,075

23,013

24,035,088

 SIS

4,922,159

64,582,890

123,727

64,706,617

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued

Applicable to Owners of

Reserve for

Deferred Variable Annuity Contracts

Variable

Units

Value

Annuities

Total

MFS/Sun Life Series Trust - continued

 SVS

847,507

$

11,455,484

$

$

11,455,484

 TE1

482,254

3,633,413

3,633,413

 TEC

6,675,608

23,055,951

18,661

23,074,612

 MFJ

35,062,662

432,901,724

331,998

433,233,722

 TRS

70,122,337

1,411,671,352

6,023,709

1,417,695,061

 MFE

1,823,681

24,223,745

22,912

24,246,657

 UTS

18,353,815

284,695,344

634,687

285,330,031

 MV1

9,411,407

117,658,293

34,494

117,692,787

 MVS

22,855,509

331,623,902

636,141

332,260,043

Oppenheimer Variable Account Fund

 OCA

2,178,624

30,789,404

16,654

30,806,058

 OGG

514,788

6,301,890

6,301,890

 OMG

8,686,835

114,767,059

32,129

114,799,188

 OMS

489,698

8,170,089

8,170,089

PIMCO Variable Insurance Trust

 PMB

96,856

1,583,863

1,583,863

 PLD

11,851,375

118,509,772

153,808

118,663,580

 PRR

1,942,972

23,367,250

23,367,250

 PTR

4,491,441

49,311,369

62,434

49,373,803

Sun Capital Advisers Trust

 SSA

99,939

1,110,866

1,110,866

 IGB

67,201

694,126

694,126

 SRE

1,693,151

20,993,992

803

20,994,795

 SC3

1,046,871

18,334,171

10,395

18,344,566

Net Assets

$

9,723,604,565

$

25,441,221

$

9,749,045,786

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004

FMS

FTG

FTI

FVS

Sub-Account

Sub-Account (d)

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

82,496

$

9,436

$

658,303

$

16,063

Mortality and expense risk charges

(176,799

)

(14,619

)

(1,119,569

)

(146,844

)

Distribution and administrative expense charges

(21,216

)

(1,754

)

(134,348

)

(17,621

)

Net investment income (loss)

$

(115,519

)

$

(6,937

)

$

(595,614

)

$

(148,402

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

216,113

$

(13,169

)

$

537,333

$

478,861

Realized gain distributions

Net realized gains (losses)

$

216,113

$

(13,169

)

$

537,333

$

478,861

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,771,523

$

227,629

$

15,859,833

$

2,376,969

Beginning of year

589,916

2,246,973

758,264

Change in unrealized appreciation (depreciation)

$

1,181,607

$

227,629

$

13,612,860

$

1,618,705

Realized and unrealized gains (losses)

$

1,397,720

$

214,460

$

14,150,193

$

2,097,566

Increase (Decrease) in net assets from operations

$

1,282,201

$

207,523

$

13,554,579

$

1,949,164

LAV

LA1

LA9

LA2

Sub-Account (d)

Sub-Account

Sub-Account (d)

Sub-Account

Income and Expenses:

Dividend income

$

13,639

$

1,026,988

$

$

105,183

Mortality and expense risk charges

(31,009

)

(1,344,927

)

(93,864

)

(344,114

)

Distribution and administrative expense charges

(3,721

)

(161,391

)

(11,264

)

(41,294

)

Net investment income (loss)

$

(21,091

)

$

(479,330

)

$

(105,128

)

$

(280,225

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

12,012

$

510,280

$

(13,046

)

$

371,874

Realized gain distributions

679

1,043,947

3,213

535,815

Net realized gains (losses)

$

12,691

$

1,554,227

$

(9,833

)

$

907,689

Net unrealized appreciation (depreciation) on investments:

End of year

$

395,768

$

13,066,754

$

1,300,552

$

5,170,767

Beginning of year

2,920,119

623,897

Change in unrealized appreciation (depreciation)

$

395,768

$

10,146,635

$

1,300,552

$

4,546,870

Realized and unrealized gains (losses)

$

408,459

$

11,700,862

$

1,290,719

$

5,454,559

Increase (Decrease) in net assets from operations

$

387,368

$

11,221,532

$

1,185,591

$

5,174,334

(d)   For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

MF7

BDS

MFD

CAS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

4,174,204

$

10,814,862

$

$

366,842

Mortality and expense risk charges

(1,051,267

)

(2,233,827

)

(422,879

)

(7,159,239

)

Distribution and administrative expense charges

(126,152

)

(268,059

)

(50,745

)

(859,109

)

Net investment income (loss)

$

2,996,785

$

8,312,976

$

(473,624

)

$

(7,651,506

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

676,541

$

4,455,261

$

(205,651

)

$

(165,666,238

)

Realized gain distributions

1,030,941

2,593,964

Net realized gains (losses)

$

1,707,482

$

7,049,225

$

(205,651

)

$

(165,666,238

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,361,957

$

7,512,558

$

4,709,647

$

(123,059,722

)

Beginning of year

3,204,169

15,100,388

1,311,808

(346,698,872

)

Change in unrealized appreciation (depreciation)

$

(1,842,212

)

$

(7,587,830

)

$

3,397,839

$

223,639,150

Realized and unrealized gains (losses)

$

(134,730

)

$

(538,605

)

$

3,192,188

$

57,972,912

Increase (Decrease) in net assets from operations

$

2,862,055

$

7,774,371

$

2,718,564

$

50,321,406

CO1

COS

MFF

EGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

43,809

$

1,223,841

$

$

Mortality and expense risk charges

(210,141

)

(3,214,363

)

(225,586

)

(4,811,340

)

Distribution and administrative expense charges

(25,217

)

(385,724

)

(27,070

)

(577,361

)

Net investment income (loss)

$

(191,549

)

$

(2,376,246

)

$

(252,656

)

$

(5,388,701

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

6,214

$

(46,955,978

)

$

19,709

$

(100,774,380

)

Realized gain distributions

Net realized gains (losses)

$

6,214

$

(46,955,978

)

$

19,709

$

(100,774,380

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

2,268,081

$

(84,456,807

)

$

3,007,167

$

(162,300,161

)

Beginning of year

494,553

(159,371,392

)

962,305

(308,649,618

)

Change in unrealized appreciation (depreciation)

$

1,773,528

$

74,914,585

$

2,044,862

$

146,349,457

Realized and unrealized gains (losses)

$

1,779,742

$

27,958,607

$

2,064,571

$

45,575,077

Increase (Decrease) in net assets from operations

$

1,588,193

$

25,582,361

$

1,811,915

$

40,186,376

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

EM1

EME

GG1

GGS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

45,894

$

500,817

$

606,337

$

7,144,688

Mortality and expense risk charges

(76,147

)

(626,411

)

(66,618

)

(716,192

)

Distribution and administrative expense charges

(9,138

)

(75,169

)

(7,994

)

(85,943

)

Net investment income (loss)

$

(39,391

)

$

(200,763

)

$

531,725

$

6,342,553

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

623,182

$

3,653,013

$

81,264

$

1,794,247

Realized gain distributions

Net realized gains (losses)

$

623,182

$

3,653,013

$

81,264

$

1,794,247

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,689,642

$

18,121,391

$

206,486

$

4,435,204

Beginning of year

1,006,029

10,181,499

461,829

8,185,147

Change in unrealized appreciation (depreciation)

$

683,613

$

7,939,892

$

(255,343

)

$

(3,749,943

)

Realized and unrealized gains (losses)

$

1,306,795

$

11,592,905

$

(174,079

)

$

(1,955,696

)

Increase (Decrease) in net assets from operations

$

1,267,404

$

11,392,142

$

357,646

$

4,386,857

GG2

GGR

GT2

GTR

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

22,454

$

775,660

$

289,100

$

3,745,040

Mortality and expense risk charges

(103,202

)

(2,063,313

)

(166,539

)

(1,880,353

)

Distribution and administrative expense charges

(12,384

)

(247,598

)

(19,985

)

(225,642

)

Net investment income (loss)

$

(93,132

)

$

(1,535,251

)

$

102,576

$

1,639,045

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

197,035

$

(28,027,686

)

$

282,715

$

1,416,394

Realized gain distributions

Net realized gains (losses)

$

197,035

$

(28,027,686

)

$

282,715

$

1,416,394

Net unrealized appreciation (depreciation) on investments:

End of year

$

1,806,317

$

11,102,317

$

2,998,921

$

33,122,672

Beginning of year

1,006,552

(39,313,333

)

1,553,819

14,411,024

Change in unrealized appreciation (depreciation)

$

799,765

$

50,415,650

$

1,445,102

$

18,711,648

Realized and unrealized gains (losses)

$

996,800

$

22,387,964

$

1,727,817

$

20,128,042

Increase (Decrease) in net assets from operations

$

903,668

$

20,852,713

$

1,830,393

$

21,767,087

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued

MFK

GSS

MFC

HYS

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

7,922,563

$

25,483,933

$

5,129,955

$

21,347,595

Mortality and expense risk charges

(2,331,379

)

(5,718,745

)

(1,168,272

)

(3,477,142

)

Distribution and administrative expense charges

(279,766

)

(686,249

)

(140,193

)

(417,257

)

Net investment income (loss)

$

5,311,418

$

19,078,939

$

3,821,490

$

17,453,196

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sales of fund shares

$

(586,530

)

$

1,545,702

$

1,891,470

$

(5,872,320

)

Realized gain distributions

Net realized gains (losses)

$

(586,530

)

$

1,545,702

$

1,891,470

$

(5,872,320

)

Net unrealized appreciation (depreciation) on investments:

End of year

$

(2,271,659

)

$

(5,700,201

)

$

4,886,347

$

18,953,246

Beginning of year

(344,582

)

4,875,265

5,350,974

10,364,724

Change in unrealized appreciation (depreciation)

$

(1,927,077

)

$

(10,575,466

)

$

(464,627

)

$

8,588,522

Realized and unrealized gains (losses)

$

(2,513,607

)

$

(9,029,764

)

$

1,426,843

$

2,716,202

Increase (Decrease) in net assets from operations

$

2,797,811

$

10,049,175

$

5,248,333

$

20,169,398

IG1

IGS

MI1

MII

Sub-Account

Sub-Account

Sub-Account

Sub-Account

Income and Expenses:

Dividend income

$

59,373

$

602,171

$

36,941

$

486,801

Mortality and expense risk charges

(211,637

)

(1,393,154

)

(76,006

)

(841,596

)

Distribution and administrative expense charges

(25,396

)

(167,178

)

(9,121

)

(100,992

)

Net investment income (loss)

$

(177,660

)

$

(958,161

)

$

(48,186

)

$

(455,787

)

Realized and Unrealized gains (losses):

Realized gains (losses) on investment transactions:

Realized gains (losses) on sale of fund shares

$

715,708

$

(141,492

)

$

460,587

$

325,828

Realized gain distributions

Net realized gains (losses)

$

715,708

$

(141,492

)

$

460,587

$

325,828

Net unrealized appreciation (depreciation) on investments:

End of year

$

5,160,036

$

26,082,475

$

1,779,416

$

19,015,288

Beginning of year

3,184,500

7,267,193

912,971

2,653,248

Change in unrealized appreciation (depreciation)

$

1,975,536

$

18,815,282

$

866,445

$

16,362,040

Realized and unrealized gains (losses)

$

2,691,244

$

18,673,790

$

1,327,032

$

16,687,868

Increase (Decrease) in net assets from operations

$

2,513,584

$

17,715,629

$

1,278,846

$

16,232,081

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	MS1	MSS	M1B	MIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$57,900	$	$295,176
Mortality and expense risk charges	(39,048)	(1,684,715)	(1,012,893)	(5,629,601)
Distribution and administrative expense charges	(4,686)	(202,166)	(121,547)	(675,552)
Net investment income (loss)	$(43,734)	$(1,828,981)	$(1,134,440)	$(6,009,977)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,317)	$(45,397,518)	$(52,751)	$(63,483,654)
Realized gain distributions
Net realized gains (losses)	$(2,317)	$(45,397,518)	$(52,751)	$(63,483,654)

Net unrealized appreciation (depreciation) on investments:
End of year	$443,673	$(68,056,289)	$8,654,908	$(125,871,549)
Beginning of year	264,740	(121,461,292)	2,369,813	(227,431,510)
Change in unrealized appreciation (depreciation)	$178,933	$53,405,003	$6,285,095	$101,559,961

Realized and unrealized gains (losses)	$176,616	$8,007,485	$6,232,344	$38,076,307
Increase (Decrease) in net assets from operations	$132,882	$6,178,504	$5,097,904	$32,066,330

	MFL	MIT	MC1	MCS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$590,521	$10,234,466	$	$
Mortality and expense risk charges	(975,915)	(12,618,262)	(602,530)	(1,054,579)
Distribution and administrative expense charges	(117,110)	(1,514,191)	(72,304)	(126,549)
Net investment income (loss)	$(502,504)	$(3,897,987)	$(674,834)	$(1,181,128)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(56,806)	$(71,452,034)	$101,715	$(5,025,767)
Realized gain distributions
Net realized gains (losses)	$(56,806)	$(71,452,034)	$101,715	$(5,025,767)

Net unrealized appreciation (depreciation) on investments:
End of year	$11,568,980	$(152,571,125)	$8,013,801	$14,145,504
Beginning of year	4,278,417	(323,249,011)	2,811,052	(1,369,124)
Change in unrealized appreciation (depreciation)	$7,290,563	$170,677,886	$5,202,749	$15,514,628

Realized and unrealized gains (losses)	$7,233,757	$99,225,852	$5,304,464	$10,488,861
Increase (Decrease) in net assets from operations	$6,731,253	$95,327,865	$4,629,630	$9,307,733

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	MCV	MM1		MMS		M1A
	Sub-Account	Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$770		$509,273		$2,237,312	$
Mortality and expense risk charges	(317,080)		(1,264,118)		(3,568,062)	(571,089)
Distribution and administrative expense charges	(38,050)		(151,694)		(428,167)	(68,531)
Net investment income (loss)	$(354,360)		$(906,539)		$(1,758,917)	$(639,620)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$959,515	$		$		$119,535
Realized gain distributions	448,397
Net realized gains (losses)	$1,407,912	$		$		$119,535

Net unrealized appreciation (depreciation) on investments:
End of year	$4,466,583	$		$		$6,899,664
Beginning of year	1,823,729					3,102,813
Change in unrealized appreciation (depreciation)	$2,642,854	$		$		$3,796,851

Realized and unrealized gains (losses)	$4,050,766	$		$		$3,916,386
Increase (Decrease) in net assets from operations	$3,696,406		$(906,539)		$(1,758,917)	$3,276,766

	NWD	RE1	RES	RG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$153,961	$3,896,572	$42,921
Mortality and expense risk charges	(2,162,055)	(289,203)	(5,273,302)	(124,224)
Distribution and administrative expense charges	(259,447)	(34,704)	(632,796)	(14,907)
Net investment income (loss)	$(2,421,502)	$(169,946)	$(2,009,526)	$(96,210)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(8,962,200)	$188,535	$(53,492,425)	$100,384
Realized gain distributions
Net realized gains (losses)	$(8,962,200)	$188,535	$(53,492,425)	$100,384

Net unrealized appreciation (depreciation) on investments:
End of year	$5,743,267	$3,854,339	$(99,476,855)	$1,977,344
Beginning of year	(14,075,333)	1,046,447	(209,629,537)	875,440
Change in unrealized appreciation (depreciation)	$19,818,600	$2,807,892	$110,152,682	$1,101,904

Realized and unrealized gains (losses)	$10,856,400	$2,996,427	$56,660,257	$1,202,288
Increase (Decrease) in net assets from operations	$8,434,898	$2,826,481	$54,650,731	$1,106,078

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	RGS	RI1	RIS	SG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$508,899	$157,617	$364,944	$
Mortality and expense risk charges	(983,395)	(668,897)	(990,515)	(571,861)
Distribution and administrative expense charges	(118,007)	(80,268)	(118,862)	(68,623)
Net investment income (loss)	$(592,503)	$(591,548)	$(744,433)	$(640,484)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(146,072)	$1,184,242	$(263,263)	$341,221
Realized gain distributions
Net realized gains (losses)	$(146,072)	$1,184,242	$(263,263)	$341,221

Net unrealized appreciation (depreciation) on investments:
End of year	$9,625,111	$11,290,174	$17,584,781	$4,006,822
Beginning of year	(417,487)	3,567,474	2,758,986	1,934,781
Change in unrealized appreciation (depreciation)	$10,042,598	$7,722,700	$14,825,795	$2,072,041

Realized and unrealized gains (losses)	$9,896,526	$8,906,942	$14,562,532	$2,413,262
Increase (Decrease) in net assets from operations	$9,304,023	$8,315,394	$13,818,099	$1,772,778

	SGS	SI1	SIS	SVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$1,397,060	$3,113,326	$22,653
Mortality and expense risk charges	(593,795)	(356,598)	(836,358)	(147,261)
Distribution and administrative expense charges	(71,255)	(42,792)	(100,363)	(17,671)
Net investment income (loss)	$(665,050)	$997,670	$2,176,605	$(142,279)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(4,127,724)	$(125,834)	$1,549,825	$291,347
Realized gain distributions				197,940
Net realized gains (losses)	$(4,127,724)	$(125,834)	$1,549,825	$489,287

Net unrealized appreciation (depreciation) on investments:
End of year	$318,173	$1,778,421	$5,922,117	$2,198,316
Beginning of year	(6,547,129)	1,464,568	5,620,937	1,039,435
Change in unrealized appreciation (depreciation)	$6,865,302	$313,853	$301,180	$1,158,881

Realized and unrealized gains (losses)	$2,737,578	$188,019	$1,851,005	$1,648,168
Increase (Decrease) in net assets from operations	$2,072,528	$1,185,689	$4,027,610	$1,505,889

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	TE1	TEC	MFJ	TRS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$	$6,967,485	$35,498,959
Mortality and expense risk charges	(51,308)	(328,192)	(4,853,909)	(17,675,407)
Distribution and administrative expense charges	(6,157)	(39,383)	(582,469)	(2,121,049)
Net investment income (loss)	$(57,465)	$(367,575)	$1,531,107	$15,702,503

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$34,555	$(663,384)	$2,407,433	$(20,020,396)
Realized gain distributions
Net realized gains (losses)	$34,555	$(663,384)	$2,407,433	$(20,020,396)

Net unrealized appreciation (depreciation) on investments:
End of year	$385,797	$79,297	$42,544,683	$112,445,560
Beginning of year	401,587	(732,893)	13,743,129	(24,572,983)
Change in unrealized appreciation (depreciation)	$(15,790)	$812,190	$28,801,554	$137,018,543

Realized and unrealized gains (losses)	$18,765	$148,806	$31,208,987	$116,998,147
Increase (Decrease) in net assets from operations	$(38,700)	$(218,769)	$32,740,094	$132,700,650

	MFE	UTS	MV1	MVS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$333,655	$4,993,078	$1,127,465	$4,007,357
Mortality and expense risk charges	(265,252)	(3,248,522)	(1,458,870)	(3,977,713)
Distribution and administrative expense charges	(31,830)	(389,823)	(175,064)	(477,326)
Net investment income (loss)	$36,573	$1,354,733	$(506,469)	$(447,682)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$482,410	$(15,998,478)	$1,801,920	$3,245,993
Realized gain distributions
Net realized gains (losses)	$482,410	$(15,998,478)	$1,801,920	$3,245,993

Net unrealized appreciation (depreciation) on investments:
End of year	$6,595,668	$574,008	$20,651,121	$59,751,066
Beginning of year	2,007,051	(79,717,930)	8,677,268	21,706,517
Change in unrealized appreciation (depreciation)	$4,588,617	$80,291,938	$11,973,853	$38,044,549

Realized and unrealized gains (losses)	$5,071,027	$64,293,460	$13,775,773	$41,290,542
Increase (Decrease) in net assets from operations	$5,107,600	$65,648,193	$13,269,304	$40,842,860

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	OCA	OGG	OMG	OMS
	Sub-Account	Sub-Account (d)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$57,519	$2,413	$132,646	$
Mortality and expense risk charges	(455,500)	(39,369)	(917,971)	(92,581)
Distribution and administrative expense charges	(54,660)	(4,724)	(110,156)	(11,110)
Net investment income (loss)	$(452,641)	$(41,680)	$(895,481)	$(103,691)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$480,811	$3,887	$153,319	$284,044
Realized gain distributions
Net realized gains (losses)	$480,811	$3,887	$153,319	$284,044

Net unrealized appreciation (depreciation) on investments:
End of year	$2,837,374	$745,676	$8,055,748	$1,356,216
Beginning of year	1,582,400		627,091	504,369
Change in unrealized appreciation (depreciation)	$1,254,974	$745,676	$7,428,657	$851,847

Realized and unrealized gains (losses)	$1,735,785	$749,563	$7,581,976	$1,135,891
Increase (Decrease) in net assets from operations	$1,283,144	$707,883	$6,686,495	$1,032,200

	PMB	PLD	PRR	PTR
	Sub-Account (d)	Sub-Account (d)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$28,760	$790,014	$179,126	$851,043
Mortality and expense risk charges	(11,140)	(946,760)	(282,060)	(761,025)
Distribution and administrative expense charges	(1,337)	(113,611)	(33,847)	(91,323)
Net investment income (loss)	$16,283	$(270,357)	$(136,781)	$(1,305)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$3,584	$(3,502)	$134,980	$14,980
Realized gain distributions	77,774	343,364	684,377	695,052
Net realized gains (losses)	$81,358	$339,862	$819,357	$710,032

Net unrealized appreciation (depreciation) on investments:
End of year	$28,734	$(99,763)	$559,598	$474,085
Beginning of year			61,629	4,071
Change in unrealized appreciation (depreciation)	$28,734	$(99,763)	$497,969	$470,014

Realized and unrealized gains (losses)	$110,092	$240,099	$1,317,326	$1,180,046
Increase (Decrease) in net assets from operations	$126,375	$(30,258)	$1,180,545	$1,178,741

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	SSA	IGB	SRE	SC3
	Sub-Account (d)	Sub-Account (d)	Sub-Account (d)	Sub-Account
Income and Expenses:
Dividend income	$292	$19,039	$	$270,466
Mortality and expense risk charges	(4,647)	(6,667)	(144,706)	(275,793)
Distribution and administrative expense charges	(558)	(800)	(17,365)	(33,095)
Net investment income (loss)	$(4,913)	$11,572	$(162,071)	$(38,422)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,635	$(12,804)	$117,675	$840,012
Realized gain distributions	82,286			618,656
Net realized gains (losses)	$83,921	$(12,804)	$117,675	$1,458,668

Net unrealized appreciation (depreciation) on investments:
End of year	$22,403	$9,833	$3,489,553	$4,351,180
Beginning of year				1,307,386
Change in unrealized appreciation (depreciation)	$22,403	$9,833	$3,489,553	$3,043,794

Realized and unrealized gains (losses)	$106,324	$(2,971)	$3,607,228	$4,502,462
Increase (Decrease) in net assets from operations	$101,411	$8,601	$3,445,157	$4,464,040

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets
	FMS		FTG			FTI		FVS			LAV
	Sub-Account		Sub-Account			Sub-Account		Sub-Account			Sub-Account
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended		Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,		December 31,	December 31,		December 31,
	2004	2003	2004 (d)		2003	2004	2003	2004		2003	2004 (d)		2003
Operations:
Net investment income (loss)	$(115,519)	$(20,398)		$(6,937)	$	$(595,614)	$(64,148)	$(148,402)		$(32,544)		$(21,091)	$
Net realized gains (losses)	216,113	28,050		(13,169)		537,333	238,285	478,861		45,404		12,691
Net unrealized gains (losses)	1,181,607	588,526		227,629		13,612,860	2,255,750	1,618,705		754,090		395,768
Increase (Decrease) in net assets from
operations	$1,282,201	$596,178		$207,523	$	$13,554,579	$2,429,887	$1,949,164		$766,950		$387,368	$

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$7,752,604	$3,647,370		$2,066,842	$	$82,454,179	$16,524,766	$4,118,798		$2,932,874		$2,989,712	$
Net transfers between Sub-Accounts and
Fixed Account	1,265,879	1,585,438		638,998		5,968,980	2,146,624	1,979,716		1,585,863		867,326
Withdrawals, surrenders, annuitizations and
contract charges	(630,766)	(76,205)		(90,511)		(3,411,699)	(373,009)	(611,300)		(32,864)		(181,383)
Net accumulation activity	$8,387,717	$5,156,603		$2,615,329	$	$85,011,460	$18,298,381	$5,487,214		$4,485,873		$3,675,655	$

Annuitization Activity:
Annuitizations	$	$	$		$	$25,547	$2,118	$	$		$		$
Annuity payments and contract charges	(1,858)					(2,164)		(1,908)		(289)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(270)	(15)				(213)	(8)	(300)		(48)
Net annuitization activity	$(2,128)	$(15)	$		$	$23,170	$2,110	$(2,208)		$(337)	$		$
Increase (Decrease) in net assets from contract
owner transactions	$8,385,589	$5,156,588		$2,615,329	$	$85,034,630	$18,300,491	$5,485,006		$4,485,536		$3,675,655	$

Increase (Decrease) in net assets	$9,667,790	$5,752,766		$2,822,852	$	$98,589,209	$20,730,378	$7,434,170		$5,252,486		$4,063,023	$

Net Assets:
Beginning of year	$6,110,725	$357,959	$		$	$21,780,367	$1,049,989	$5,464,413		$211,927	$		$
End of year	$15,778,515	$6,110,725		$2,822,852	$	$120,369,576	$21,780,367	$12,898,583		$5,464,413		$4,063,023	$

Unit Transactions:
Beginning of year	489,937	35,337				1,734,535	109,241	403,105		20,281
Purchased	613,216	323,635		147,480		6,407,116	1,456,936	287,770		251,869		281,264
Transferred between Sub-Accounts and Fixed
Accumulation Account	97,045	140,516		44,203		454,736	203,272	136,422		138,384		81,329
Withdrawn, Surrendered and Annuitized	(53,752)	(9,551)		(6,413)		(355,867)	(34,914)	(42,506)		(7,429)		(18,161)
End of year	1,146,446	489,937		185,270		8,240,520	1,734,535	784,791		403,105		344,432

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	LA1		LA9		LA2		MF7		BDS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 (d)	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(479,330)	$10,404	$(105,128)	$	$(280,225)	$(19,041)	$2,996,785	$1,335,494	$8,312,976	$7,767,809
Net realized gains (losses)	1,554,227	142,330	(9,833)		907,689	106,983	1,707,482	660,308	7,049,225	6,639,020
Net unrealized gains (losses)	10,146,635	2,927,014	1,300,552		4,546,870	623,926	(1,842,212)	1,545,020	(7,587,830)	2,070,127
Increase (Decrease) in net assets from
operations	$11,221,532	$3,079,748	$1,185,591	$	$5,174,334	$711,868	$2,862,055	$3,540,822	$7,774,371	$16,476,956

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$85,121,547	$25,571,537	$10,727,145	$	$26,550,632	$2,989,218	$14,481,293	$21,926,307	$1,557,179	$1,904,336
Net transfers between Sub-Accounts and
Fixed Account	8,489,923	5,923,775	1,697,219		4,320,114	2,851,972	(3,853,406)	7,707,102	(13,148,422)	428,448
Withdrawals, surrenders, annuitizations and
contract charges	(4,992,764)	(1,669,622)	(181,547)		(1,107,810)	(1,151,652)	(6,439,449)	(4,219,442)	(31,376,197)	(31,188,504)
Net accumulation activity	$88,618,706	$29,825,690	$12,242,817	$	$29,762,936	$4,689,538	$4,188,438	$25,413,967	$(42,967,440)	$(28,855,720)

Annuitization Activity:
Annuitizations	$106,117	$3,232	$478	$	$8,547	$	$	$	$34,585	$
Annuity payments and contract charges	(2,512)		(36)		(2,234)		(1,744)	(1,786)	(89,607)	(92,287)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	544	(1)	(3)		(256)	(15)	(194)	(202)	1,350	(15,157)
Net annuitization activity	$104,149	$3,231	$439	$	$6,057	$(15)	$(1,938)	$(1,988)	$(53,672)	$(107,444)
Increase (Decrease) in net assets from contract
owner transactions	$88,722,855	$29,828,921	$12,243,256	$	$29,768,993	$4,689,523	$4,186,500	$25,411,979	$(43,021,112)	$(28,963,164)

Increase (Decrease) in net assets	$99,944,387	$32,908,669	$13,428,847	$	$34,943,327	$5,401,391	$7,048,555	$28,952,801	$(35,246,741)	$(12,486,208)

Net Assets:
Beginning of year	$33,267,291	$358,622	$	$	$5,685,572	$284,181	$65,794,236	$36,841,435	$196,808,905	$209,295,113
End of year	$133,211,678	$33,267,291	$13,428,847	$	$40,628,899	$5,685,572	$72,842,791	$65,794,236	$161,562,164	$196,808,905

Unit Transactions:
Beginning of year	2,488,679	33,508			437,574	26,664	5,706,413	3,399,082	14,515,463	16,672,091
Purchased	6,368,915	2,098,298	1,072,772		1,951,989	259,611	1,279,840	1,993,808	114,441	227,142
Transferred between Sub-Accounts and Fixed
Accumulation Account	597,587	497,973	166,816		308,834	251,182	(344,845)	692,407	(1,018,109)	(10,686)
Withdrawn, Surrendered and Annuitized	(468,360)	(141,100)	(35,914)		(105,467)	(99,883)	(562,760)	(378,884)	(2,230,119)	(2,373,084)
End of year	8,986,821	2,488,679	1,203,674		2,592,930	437,574	6,078,648	5,706,413	11,381,676	14,515,463

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFD		CAS		CO1		COS		MFF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(473,624)	$(367,637)	$(7,651,506)	$(7,950,897)	$(191,549)	$(168,526)	$(2,376,246)	$(2,660,172)	$(252,656)	$(178,070)
Net realized gains (losses)	(205,651)	(847,905)	(165,666,238)	(234,919,917)	6,214	(549,050)	(46,955,978)	(62,951,165)	19,709	(731,554)
Net unrealized gains (losses)	3,397,839	6,918,599	223,639,150	378,358,329	1,773,528	3,639,232	74,914,585	122,855,311	2,044,862	3,850,506
Increase (Decrease) in net assets from
operations	$2,718,564	$5,703,057	$50,321,406	$135,487,515	$1,588,193	$2,921,656	$25,582,361	$57,243,974	$1,811,915	$2,940,882

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$576,504	$3,018,224	$4,179,630	$4,193,618	$1,760,316	$1,628,113	$2,205,376	$2,192,992	$2,066,059	$1,745,526
Net transfers between Sub-Accounts and
Fixed Account	2,412,547	2,274,790	(10,118,032)	(7,805,303)	(436,826)	734,234	(13,087,584)	(14,408,298)	1,072,544	933,368
Withdrawals, surrenders, annuitizations and
contract charges	(2,776,581)	(1,421,880)	(91,167,827)	(79,430,083)	(1,270,623)	(1,092,338)	(35,085,011)	(27,513,025)	(1,161,319)	(848,036)
Net accumulation activity	$212,470	$3,871,134	$(97,106,229)	$(83,041,768)	$52,867	$1,270,009	$(45,967,219)	$(39,728,331)	$1,977,284	$1,830,858

Annuitization Activity:
Annuitizations	$	$3,338	$105,201	$200,175	$	$	$12,431	$6,787	$	$
Annuity payments and contract charges	(4,070)	(1,844)	(541,413)	(518,378)	(6,541)	(5,917)	(101,413)	(84,568)	(904)	(87)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,001)	(284)	(83,649)	(166,472)	(838)	(806)	(16,242)	(15,523)	(307)	(21)
Net annuitization activity	$(5,071)	$1,210	$(519,861)	$(484,675)	$(7,379)	$(6,723)	$(105,224)	$(93,304)	$(1,211)	$(108)
Increase (Decrease) in net assets from contract
owner transactions	$207,399	$3,872,344	$(97,626,090)	$(83,526,443)	$45,488	$1,263,286	$(46,072,443)	$(39,821,635)	$1,976,073	$1,830,750

Increase (Decrease) in net assets	$2,925,963	$9,575,401	$(47,304,684)	$51,961,072	$1,633,681	$4,184,942	$(20,490,082)	$17,422,339	$3,787,988	$4,771,632

Net Assets:
Beginning of year	$30,045,935	$20,470,534	$612,259,795	$560,298,723	$15,053,183	$10,868,241	$265,953,050	$248,530,711	$14,517,814	$9,746,182
End of year	$32,971,898	$30,045,935	$564,955,111	$612,259,795	$16,686,864	$15,053,183	$245,462,968	$265,953,050	$18,305,802	$14,517,814

Unit Transactions:
Beginning of year	3,536,749	3,163,343	47,654,629	53,276,821	1,740,370	1,659,796	31,162,190	36,579,889	1,705,653	1,550,123
Purchased	51,523	313,159	360,391	415,143	137,008	162,114	267,119	345,990	165,073	178,806
Transferred between Sub-Accounts and Fixed
Accumulation Account	256,549	257,127	(126,314)	(50,073)	(58,994)	71,586	(1,692,883)	(2,369,985)	120,554	97,589
Withdrawn, Surrendered and Annuitized	(321,842)	(196,880)	(6,019,879)	(5,987,262)	(142,679)	(153,126)	(3,515,431)	(3,393,704)	(127,497)	(120,865)
End of year	3,522,979	3,536,749	41,868,827	47,654,629	1,675,705	1,740,370	26,220,995	31,162,190	1,863,783	1,705,653

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	EGS		EM1		EME		GA1			GAA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account			Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004 (#)	2003		2004 (#)	2003
Operations:
Net investment income (loss)	$(5,388,701)	$(5,415,922)	$(39,391)	$(31,645)	$(200,763)	$(272,979)	$		$49,503	$	$1,617,672
Net realized gains (losses)	(100,774,380)	(101,219,588)	623,182	119,481	3,653,013	(817,300)			60,377		(15,359,513)
Net unrealized gains (losses)	146,349,457	204,634,045	683,613	1,149,180	7,939,892	15,089,756			96,501		19,648,223
Increase (Decrease) in net assets from
operations	$40,186,376	$97,998,535	$1,267,404	$1,237,016	$11,392,142	$13,999,477	$		$206,381	$	$5,906,382

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,115,872	$2,936,811	$105,775	$254,940	$532,851	$209,048	$		$212,082	$	$301,916
Net transfers between Sub-Accounts and
Fixed Account	(15,805,939)	(14,283,946)	546,069	1,804,172	6,290,091	5,416,603			(2,264,878)		(60,738,729)
Withdrawals, surrenders, annuitizations and
contract charges	(59,409,865)	(49,535,582)	(601,684)	(349,553)	(7,306,305)	(3,505,503)			(27,805)		(6,206,026)
Net accumulation activity	$(72,099,932)	$(60,882,717)	$50,160	$1,709,559	$(483,363)	$2,120,148	$		$(2,080,601)	$	$(66,642,839)

Annuitization Activity:
Annuitizations	$37,732	$81,703	$	$	$	$10,773	$	$		$	$9,381
Annuity payments and contract charges	(246,672)	(225,507)			(32,905)	(18,096)					(70,537)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(39,518)	(33,709)			(17,320)	(17,971)					43,303
Net annuitization activity	$(248,458)	$(177,513)	$	$	$(50,225)	$(25,294)	$	$		$	$(17,853)
Increase (Decrease) in net assets from contract
owner transactions	$(72,348,390)	$(61,060,230)	$50,160	$1,709,559	$(533,588)	$2,094,854	$		$(2,080,601)	$	$(66,660,692)

Increase (Decrease) in net assets	$(32,162,014)	$36,938,305	$1,317,564	$2,946,575	$10,858,554	$16,094,331	$		$(1,874,220)	$	$(60,754,310)

Net Assets:
Beginning of year	$407,376,323	$370,438,018	$4,983,507	$2,036,932	$46,170,963	$30,076,632	$		$1,874,220	$	$60,754,310
End of year	$375,214,309	$407,376,323	$6,301,071	$4,983,507	$57,029,517	$46,170,963	$	$		$	$

Unit Transactions:
Beginning of year	44,118,674	50,696,788	336,533	204,949	3,765,936	3,685,145			210,153		4,636,581
Purchased	377,403	413,759	7,196	23,135	40,463	26,194			22,316		17,039
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,408,509)	(1,949,879)	34,626	138,188	458,009	429,194			(229,409)		(4,199,824)
Withdrawn, Surrendered and Annuitized	(5,219,394)	(5,041,994)	(37,485)	(29,739)	(556,788)	(374,597)			(3,060)		(453,796)
End of year	37,868,174	44,118,674	340,870	336,533	3,707,620	3,765,936

(#) Fund closed in prior year

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GG1		GGS		GG2		GGR		GT1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004 (#)	2003
Operations:
Net investment income (loss)	$531,725	$213,850	$6,342,553	$2,542,593	$(93,132)	$(60,187)	$(1,535,251)	$(1,455,863)	$		$(4,456)
Net realized gains (losses)	81,264	248,122	1,794,247	3,335,761	197,035	68,400	(28,027,686)	(42,479,223)			(13,354)
Net unrealized gains (losses)	(255,343)	187,457	(3,749,943)	2,362,200	799,765	1,440,721	50,415,650	89,840,927			112,882
Increase (Decrease) in net assets from
operations	$357,646	$649,429	$4,386,857	$8,240,554	$903,668	$1,448,934	$20,852,713	$45,905,841	$		$95,072

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$80,546	$706,993	$277,843	$371,573	$341,983	$1,067,217	$1,142,741	$1,056,774	$		$36,480
Net transfers between Sub-Accounts and
Fixed Account	(609,441)	558,099	(574,741)	681,462	487,074	809,598	(2,128,845)	(6,471,189)			(491,415)
Withdrawals, surrenders, annuitizations and
contract charges	(355,915)	(532,878)	(9,314,460)	(12,215,073)	(768,686)	(260,799)	(30,248,355)	(22,419,923)			(13,119)
Net accumulation activity	$(884,810)	$732,214	$(9,611,358)	$(11,162,038)	$60,371	$1,616,016	$(31,234,459)	$(27,834,338)	$		$(468,054)

Annuitization Activity:
Annuitizations	$	$	$1,469	$33,967	$	$	$44,978	$74,318	$	$
Annuity payments and contract charges	(1,882)	(1,878)	(52,518)	(79,101)	(1,758)	(278)	(139,373)	(117,175)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(233)	(227)	(2,347)	(4,146)	(265)	(47)	(26,742)	(143)
Net annuitization activity	$(2,115)	$(2,105)	$(53,396)	$(49,280)	$(2,023)	$(325)	$(121,137)	$(43,000)	$	$
Increase (Decrease) in net assets from contract
owner transactions	$(886,925)	$730,109	$(9,664,754)	$(11,211,318)	$58,348	$1,615,691	$(31,355,596)	$(27,877,338)	$		$(468,054)

Increase (Decrease) in net assets	$(529,279)	$1,379,538	$(5,277,897)	$(2,970,764)	$962,016	$3,064,625	$(10,502,883)	$18,028,503	$		$(372,982)

Net Assets:
Beginning of year	$5,349,433	$3,969,895	$61,738,804	$64,709,568	$6,778,114	$3,713,489	$175,751,261	$157,722,758	$		$372,982
End of year	$4,820,154	$5,349,433	$56,460,907	$61,738,804	$7,740,130	$6,778,114	$165,248,378	$175,751,261	$	$

Unit Transactions:
Beginning of year	408,658	344,004	3,854,620	4,610,834	615,859	468,329	11,683,281	13,695,036			66,336
Purchased	5,691	60,171	19,287	26,436	27,022	99,074	89,520	92,200			4,821
Transferred between Sub-Accounts and Fixed
Accumulation Account	(46,854)	48,386	(40,908)	22,631	37,684	81,031	(145,802)	(544,877)			(68,890)
Withdrawn, Surrendered and Annuitized	(27,106)	(43,903)	(552,850)	(805,281)	(66,214)	(32,575)	(1,741,989)	(1,559,078)			(2,267)
End of year	340,389	408,658	3,280,149	3,854,620	614,351	615,859	9,885,010	11,683,281

(#) Fund closed in prior year

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GTS			GT2		GTR		MFK		GSS
	Sub-Account			Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004 (#)	2003		2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$		$(14,298)	$102,576	$43,679	$1,639,045	$660,194	$5,311,418	$2,697,283	$19,078,939	$21,852,435
Net realized gains (losses)			(696,575)	282,715	50,082	1,416,394	(2,050,099)	(586,530)	922,072	1,545,702	21,561,553
Net unrealized gains (losses)			1,002,615	1,445,102	1,537,313	18,711,648	23,651,015	(1,927,077)	(3,297,455)	(10,575,466)	(40,288,933)
Increase (Decrease) in net assets from
operations	$		$291,742	$1,830,393	$1,631,074	$21,767,087	$22,261,110	$2,797,811	$321,900	$10,049,175	$3,125,055

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$		$8,623	$310,222	$906,887	$1,045,992	$1,043,042	$53,907,297	$48,599,628	$3,471,222	$7,213,527
Net transfers between Sub-Accounts and
Fixed Account			(1,582,859)	1,550,350	3,755,495	13,211,569	66,204,830	(5,035,329)	3,419,581	(46,255,772)	(117,172,529)
Withdrawals, surrenders, annuitizations and
contract charges			(108,394)	(827,388)	(547,443)	(26,772,989)	(14,994,182)	(14,684,600)	(13,740,482)	(82,006,716)	(114,597,485)
Net accumulation activity	$		$(1,682,630)	$1,033,184	$4,114,939	$(12,515,428)	$52,253,690	$34,187,368	$38,278,727	$(124,791,266)	$(224,556,487)

Annuitization Activity:
Annuitizations	$	$		$	$14,184	$	$	$197,978	$6,869	$73,126	$114,873
Annuity payments and contract charges				(1,822)	(419)	(150,141)	(84,741)	(6,823)	(3,484)	(414,074)	(531,760)
Net transfers between Sub-Accounts
Adjustments to annuity reserves				(244)	(62)	(33,290)	(188,144)	1,008	(387)	(7,733)	(47,977)
Net annuitization activity	$	$		$(2,066)	$13,703	$(183,431)	$(272,885)	$192,163	$2,998	$(348,681)	$(464,864)
Increase (Decrease) in net assets from contract
owner transactions	$		$(1,682,630)	$1,031,118	$4,128,642	$(12,698,859)	$51,980,805	$34,379,531	$38,281,725	$(125,139,947)	$(225,021,351)

Increase (Decrease) in net assets	$		$(1,390,888)	$2,861,511	$5,759,716	$9,068,228	$74,241,915	$37,177,342	$38,603,625	$(115,090,772)	$(221,896,296)

Net Assets:
Beginning of year	$		$1,390,888	$11,304,042	$5,544,326	$151,229,262	$76,987,347	$131,892,096	$93,288,471	$521,823,973	$743,720,269
End of year	$	$		$14,165,553	$11,304,042	$160,297,490	$151,229,262	$169,069,438	$131,892,096	$406,733,201	$521,823,973

Unit Transactions:
Beginning of year			555,343	965,835	575,530	8,836,494	5,490,465	12,383,782	8,558,119	35,262,145	50,577,174
Purchased			3,471	25,095	90,639	68,033	81,487	5,289,019	4,810,403	240,825	575,584
Transferred between Sub-Accounts and Fixed
Accumulation Account			(518,984)	124,124	353,356	846,174	4,193,301	(462,085)	344,054	(3,243,824)	(8,507,621)
Withdrawn, Surrendered and Annuitized			(39,830)	(65,654)	(53,690)	(1,387,098)	(928,759)	(1,425,526)	(1,328,794)	(5,267,603)	(7,382,992)
End of year				1,049,400	965,835	8,363,603	8,836,494	15,785,190	12,383,782	26,991,543	35,262,145

(#) Fund closed in prior year

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFC		HYS		IG1		IGS		MI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$3,821,490	$3,279,092	$17,453,196	$20,942,422	$(177,660)	$(116,872)	$(958,161)	$(617,881)	$(48,186)	$(26,442)
Net realized gains (losses)	1,891,470	118,939	(5,872,320)	(14,581,060)	715,708	210,804	(141,492)	(7,065,737)	460,587	19,988
Net unrealized gains (losses)	(464,627)	5,174,685	8,588,522	43,400,678	1,975,536	4,008,633	18,815,282	36,651,846	866,445	995,879
Increase (Decrease) in net assets from
operations	$5,248,333	$8,572,716	$20,169,398	$49,762,040	$2,513,584	$4,102,565	$17,715,629	$28,968,228	$1,278,846	$989,425

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,500,341	$21,189,010	$1,939,363	$2,933,458	$455,050	$828,688	$1,483,705	$800,258	$124,724	$377,907
Net transfers between Sub-Accounts and
Fixed Account	(7,931,647)	22,227,714	(8,688,779)	32,765,697	1,513,874	464,091	7,903,769	(277,777)	1,990,625	1,274,091
Withdrawals, surrenders, annuitizations and
contract charges	(8,063,717)	(3,346,815)	(48,396,346)	(39,589,937)	(1,962,055)	(773,929)	(14,525,761)	(10,119,942)	(1,280,420)	(267,728)
Net accumulation activity	$5,504,977	$40,069,909	$(55,145,762)	$(3,890,782)	$6,869	$518,850	$(5,138,287)	$(9,597,461)	$834,929	$1,384,270

Annuitization Activity:
Annuitizations	$63,191	$8,518	$31,656	$57,070	$	$	$	$26,319	$	$
Annuity payments and contract charges	(3,910)	(1,577)	(171,070)	(203,576)	(1,288)	(112)	(28,452)	(20,951)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	49	(256)	(40,872)	(65,957)	(475)	(33)	(13,037)	(7,841)
Net annuitization activity	$59,330	$6,685	$(180,286)	$(212,463)	$(1,763)	$(145)	$(41,489)	$(2,473)	$	$
Increase (Decrease) in net assets from contract
owner transactions	$5,564,307	$40,076,594	$(55,326,048)	$(4,103,245)	$5,106	$518,705	$(5,179,776)	$(9,599,934)	$834,929	$1,384,270

Increase (Decrease) in net assets	$10,812,640	$48,649,310	$(35,156,650)	$45,658,795	$2,518,690	$4,621,270	$12,535,853	$19,368,294	$2,113,775	$2,373,695

Net Assets:
Beginning of year	$81,254,026	$32,604,716	$302,952,628	$257,293,833	$15,049,223	$10,427,953	$106,629,189	$87,260,895	$4,572,074	$2,198,379
End of year	$92,066,666	$81,254,026	$267,795,978	$302,952,628	$17,567,913	$15,049,223	$119,165,042	$106,629,189	$6,685,849	$4,572,074

Unit Transactions:
Beginning of year	6,699,213	3,266,770	21,115,563	20,985,015	1,333,889	1,265,240	10,442,087	11,708,342	399,293	253,434
Purchased	1,727,571	1,858,559	140,559	275,387	36,815	91,195	137,245	103,885	9,215	40,419
Transferred between Sub-Accounts and Fixed
Accumulation Account	(744,562)	1,881,182	(726,598)	2,635,374	128,073	63,877	715,755	(146,589)	162,629	136,028
Withdrawn, Surrendered and Annuitized	(647,584)	(307,298)	(3,056,286)	(2,780,213)	(170,303)	(86,423)	(1,325,863)	(1,223,551)	(106,661)	(30,588)
End of year	7,034,638	6,699,213	17,473,238	21,115,563	1,328,474	1,333,889	9,969,224	10,442,087	464,476	399,293

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MII		MS1		MSS		M1B		MIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(455,787)	$(196,451)	$(43,734)	$(39,173)	$(1,828,981)	$(1,998,354)	$(1,134,440)	$(648,456)	$(6,009,977)	$(6,159,667)
Net realized gains (losses)	325,828	(3,949,195)	(2,317)	(106,698)	(45,397,518)	(47,724,241)	(52,751)	(1,063,171)	(63,483,654)	(66,637,079)
Net unrealized gains (losses)	16,362,040	18,317,370	178,933	689,536	53,405,003	79,601,399	6,285,095	9,451,816	101,559,961	154,987,387
Increase (Decrease) in net assets from
operations	$16,232,081	$14,171,724	$132,882	$543,665	$6,178,504	$29,878,804	$5,097,904	$7,740,189	$32,066,330	$82,190,641

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$518,508	$330,336	$80,085	$155,065	$1,206,380	$964,939	$13,376,230	$19,109,076	$3,941,067	$2,884,118
Net transfers between Sub-Accounts and
Fixed Account	18,525,146	3,249,607	85,835	79,351	(5,445,466)	(6,148,440)	1,734,717	8,324,389	(14,435,588)	9,564,741
Withdrawals, surrenders, annuitizations and
contract charges	(11,810,440)	(7,427,403)	(234,964)	(156,342)	(21,409,603)	(19,674,522)	(6,451,654)	(2,625,362)	(54,179,493)	(41,024,285)
Net accumulation activity	$7,233,214	$(3,847,460)	$(69,044)	$78,074	$(25,648,689)	$(24,858,023)	$8,659,293	$24,808,103	$(64,674,014)	$(28,575,426)

Annuitization Activity:
Annuitizations	$6,399	$4,002	$	$	$10,426	$69,527	$	$10,566	$8,462	$3,329
Annuity payments and contract charges	(27,301)	(19,347)			(92,435)	(83,643)	(1,288)	(318)	(152,019)	(168,324)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(18,317)	(7,534)			7,519	(28,648)	(164)	(45)	(6,319)	(12,319)
Net annuitization activity	$(39,219)	$(22,879)	$	$	$(74,490)	$(42,764)	$(1,452)	$10,203	$(149,876)	$(177,314)
Increase (Decrease) in net assets from contract
owner transactions	$7,193,995	$(3,870,339)	$(69,044)	$78,074	$(25,723,179)	$(24,900,787)	$8,657,841	$24,818,306	$(64,823,890)	$(28,752,740)

Increase (Decrease) in net assets	$23,426,076	$10,301,385	$63,838	$621,739	$(19,544,675)	$4,978,017	$13,755,745	$32,558,495	$(32,757,560)	$53,437,901

Net Assets:
Beginning of year	$58,724,401	$48,423,016	$2,863,166	$2,241,427	$148,949,104	$143,971,087	$61,950,966	$29,392,471	$464,658,182	$411,220,281
End of year	$82,150,477	$58,724,401	$2,927,004	$2,863,166	$129,404,429	$148,949,104	$75,706,711	$61,950,966	$431,900,622	$464,658,182

Unit Transactions:
Beginning of year	4,579,850	4,845,066	328,461	320,127	12,280,302	14,253,338	6,650,621	4,230,272	61,247,213	65,830,913
Purchased	37,830	36,979	9,099	18,534	123,429	115,442	1,231,656	1,815,023	505,522	444,048
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,368,743	364,275	9,019	10,573	(470,780)	(562,001)	127,386	953,702	(2,109,901)	783,949
Withdrawn, Surrendered and Annuitized	(779,764)	(666,470)	(27,039)	(20,773)	(1,575,667)	(1,526,477)	(732,078)	(348,376)	(6,742,689)	(5,811,697)
End of year	5,206,659	4,579,850	319,540	328,461	10,357,284	12,280,302	7,277,585	6,650,621	52,900,145	61,247,213

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFL		MIT		MC1		MCS		MCV
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(502,504)	$(339,828)	$(3,897,987)	$(2,775,141)	$(674,834)	$(338,188)	$(1,181,128)	$(754,038)	$(354,360)	$(87,648)
Net realized gains (losses)	(56,806)	(1,305,227)	(71,452,034)	(111,624,541)	101,715	(1,998,796)	(5,025,767)	(11,809,739)	1,407,912	109,718
Net unrealized gains (losses)	7,290,563	12,658,113	170,677,886	305,913,250	5,202,749	8,553,836	15,514,628	27,559,790	2,642,854	1,825,251
Increase (Decrease) in net assets from
operations	$6,731,253	$11,013,058	$95,327,865	$191,513,568	$4,629,630	$6,216,852	$9,307,733	$14,996,013	$3,696,406	$1,847,321

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,601,180	$7,494,031	$7,187,416	$8,030,314	$5,376,954	$11,729,361	$621,036	$482,263	$4,358,082	$9,878,735
Net transfers between Sub-Accounts and
Fixed Account	2,622,170	7,856,344	(21,218,188)	(25,737,703)	2,442,000	6,014,607	9,935,957	27,329,950	2,713,313	3,614,888
Withdrawals, surrenders, annuitizations and
contract charges	(7,706,529)	(3,386,317)	(156,063,459)	(132,067,375)	(4,601,299)	(1,749,898)	(12,153,940)	(6,563,851)	(2,470,565)	(366,921)
Net accumulation activity	$(1,483,179)	$11,964,058	$(170,094,231)	$(149,774,764)	$3,217,655	$15,994,070	$(1,596,947)	$21,248,362	$4,600,830	$13,126,702

Annuitization Activity:
Annuitizations	$	$28,281	$279,385	$132,708	$	$1,033	$	$	$	$1,086
Annuity payments and contract charges	(5,121)	(1,378)	(756,842)	(793,105)	(2,698)	(1,286)	(17,317)	(6,882)	(131)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,348)	(298)	53,367	(94,307)	(596)	(198)	(10,171)	(2,169)	(21)
Net annuitization activity	$(6,469)	$26,605	$(424,090)	$(754,704)	$(3,294)	$(451)	$(27,488)	$(9,051)	$(152)	$1,086
Increase (Decrease) in net assets from contract
owner transactions	$(1,489,648)	$11,990,663	$(170,518,321)	$(150,529,468)	$3,214,361	$15,993,619	$(1,624,435)	$21,239,311	$4,600,678	$13,127,788

Increase (Decrease) in net assets	$5,241,605	$23,003,721	$(75,190,456)	$40,984,100	$7,843,991	$22,210,471	$7,683,298	$36,235,324	$8,297,084	$14,975,109

Net Assets:
Beginning of year	$69,845,786	$46,842,065	$1,068,836,521	$1,027,852,421	$36,228,952	$14,018,481	$76,141,789	$39,906,465	$15,678,656	$703,547
End of year	$75,087,391	$69,845,786	$993,646,065	$1,068,836,521	$44,072,943	$36,228,952	$83,825,087	$76,141,789	$23,975,740	$15,678,656

Unit Transactions:
Beginning of year	7,446,726	6,235,850	82,105,319	93,484,847	4,289,811	2,772,461	15,334,959	10,939,748	1,271,769	86,168
Purchased	310,603	751,719	657,486	798,958	470,119	1,071,503	120,668	139,189	342,282	861,442
Transferred between Sub-Accounts and Fixed
Accumulation Account	239,035	884,967	(1,529,257)	(2,442,894)	243,001	728,480	1,811,054	5,776,648	247,372	361,070
Withdrawn, Surrendered and Annuitized	(824,550)	(425,810)	(10,037,683)	(9,735,592)	(535,451)	(282,633)	(2,331,601)	(1,520,626)	(211,560)	(36,911)
End of year	7,171,814	7,446,726	71,195,865	82,105,319	4,467,480	4,289,811	14,935,080	15,334,959	1,649,863	1,271,769

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MM1		MMS		M1A		NWD		RE1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(906,539)	$(676,092)	$(1,758,917)	$(3,674,862)	$(639,620)	$(329,076)	$(2,421,502)	$(2,190,633)	$(169,946)	$(99,410)
Net realized gains (losses)					119,535	(1,138,363)	(8,962,200)	(22,680,045)	188,535	(321,294)
Net unrealized gains (losses)					3,796,851	7,704,890	19,818,600	67,707,360	2,807,892	2,612,530
Increase (Decrease) in net assets from
operations	$(906,539)	$(676,092)	$(1,758,917)	$(3,674,862)	$3,276,766	$6,237,451	$8,434,898	$42,836,682	$2,826,481	$2,191,826

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$54,946,373	$58,032,607	$12,705,215	$15,907,021	$22,076,668	$3,899,985	$1,686,023	$1,665,766	$6,456,072	$5,860,953
Net transfers between Sub-Accounts and
Fixed Account	950,350	(37,596,180)	43,109,993	17,199,227	3,800,793	3,028,796	791,776	7,246,229	1,182,915	1,349,855
Withdrawals, surrenders, annuitizations and
contract charges	(19,325,824)	(24,301,362)	(158,917,830)	(276,742,358)	(3,852,973)	(1,417,375)	(22,935,413)	(17,672,636)	(1,505,345)	(583,571)
Net accumulation activity	$36,570,899	$(3,864,935)	$(103,102,622)	$(243,636,110)	$22,024,488	$5,511,406	$(20,457,614)	$(8,760,641)	$6,133,642	$6,627,237

Annuitization Activity:
Annuitizations	$74,787	$127,011	$6,154	$42,391	$1,806	$	$	$26,620	$	$
Annuity payments and contract charges	(16,405)	(15,883)	(541,269)	(583,818)	(6,464)	(3,638)	(77,338)	(61,262)	(1,678)	(1,505)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,676)	(1,681)	(30,445)	(30,696)	(1,059)	(553)	(20,610)	(1,894)	(221)	(199)
Net annuitization activity	$56,706	$109,447	$(565,560)	$(572,123)	$(5,717)	$(4,191)	$(97,948)	$(36,536)	$(1,899)	$(1,704)
Increase (Decrease) in net assets from contract
owner transactions	$36,627,605	$(3,755,488)	$(103,668,182)	$(244,208,233)	$22,018,771	$5,507,215	$(20,555,562)	$(8,797,177)	$6,131,743	$6,625,533

Increase (Decrease) in net assets	$35,721,066	$(4,431,580)	$(105,427,099)	$(247,883,095)	$25,295,537	$11,744,666	$(12,120,664)	$34,039,505	$8,958,224	$8,817,359

Net Assets:
Beginning of year	$48,317,367	$52,748,947	$333,687,915	$581,571,010	$28,856,139	$17,111,473	$176,434,664	$142,395,159	$15,941,604	$7,124,245
End of year	$84,038,433	$48,317,367	$228,260,816	$333,687,915	$54,151,676	$28,856,139	$164,314,000	$176,434,664	$24,899,828	$15,941,604

Unit Transactions:
Beginning of year	4,896,722	5,279,063	27,710,277	47,957,226	3,069,941	2,530,871	17,567,342	18,934,627	1,658,552	998,378
Purchased	5,763,991	6,468,798	1,054,843	2,447,802	1,751,761	395,741	167,583	190,185	588,220	593,782
Transferred between Sub-Accounts and Fixed
Accumulation Account	51,736	(3,852,358)	1,918,766	(19,628)	329,473	328,344	20,443	388,361	105,648	144,234
Withdrawn, Surrendered and Annuitized	(2,079,142)	(2,998,781)	(11,549,700)	(22,675,123)	(443,261)	(185,015)	(2,156,810)	(1,945,831)	(139,465)	(77,842)
End of year	8,633,307	4,896,722	19,134,186	27,710,277	4,707,914	3,069,941	15,598,558	17,567,342	2,212,955	1,658,552

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RES		RG1		RGS		RI1		RIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(2,009,526)	$(2,353,463)	$(96,210)	$(67,660)	$(592,503)	$(439,347)	$(591,548)	$(154,725)	$(744,433)	$(525,487)
Net realized gains (losses)	(53,492,425)	(81,631,541)	100,384	(199,076)	(146,072)	(4,201,674)	1,184,242	373,853	(263,263)	(5,789,289)
Net unrealized gains (losses)	110,152,682	173,829,375	1,101,904	1,978,848	10,042,598	19,836,166	7,722,700	3,978,483	14,825,795	23,860,798
Increase (Decrease) in net assets from
operations	$54,650,731	$89,844,371	$1,106,078	$1,712,112	$9,304,023	$15,195,145	$8,315,394	$4,197,611	$13,818,099	$17,546,022

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,128,492	$2,969,474	$297,625	$302,283	$512,063	$725,560	$25,144,516	$15,933,874	$689,518	$481,955
Net transfers between Sub-Accounts and
Fixed Account	(16,034,379)	(24,427,338)	201,963	959,349	4,512,930	7,029,371	1,384,484	1,653,575	6,946,934	(539,581)
Withdrawals, surrenders, annuitizations and
contract charges	(74,406,357)	(61,080,270)	(616,532)	(494,876)	(11,303,299)	(7,272,231)	(2,144,942)	(513,088)	(9,449,782)	(5,997,849)
Net accumulation activity	$(87,312,244)	$(82,538,134)	$(116,944)	$766,756	$(6,278,306)	$482,700	$24,384,058	$17,074,361	$(1,813,330)	$(6,055,475)

Annuitization Activity:
Annuitizations	$29,105	$22,920	$	$	$444	$17,199	$	$	$	$
Annuity payments and contract charges	(358,056)	(309,729)			(27,884)	(28,605)			(26,630)	(18,742)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(63,835)	(20,096)			(8,067)	(5,011)			(6,715)	1,040
Net annuitization activity	$(392,786)	$(306,905)	$	$	$(35,507)	$(16,417)	$	$	$(33,345)	$(17,702)
Increase (Decrease) in net assets from contract
owner transactions	$(87,705,030)	$(82,845,039)	$(116,944)	$766,756	$(6,313,813)	$466,283	$24,384,058	$17,074,361	$(1,846,675)	$(6,073,177)

Increase (Decrease) in net assets	$(33,054,299)	$6,999,332	$989,134	$2,478,868	$2,990,210	$15,661,428	$32,699,452	$21,271,972	$11,971,424	$11,472,845

Net Assets:
Beginning of year	$449,074,479	$442,075,147	$8,883,437	$6,404,569	$77,446,938	$61,785,510	$27,027,191	$5,755,219	$73,292,770	$61,819,925
End of year	$416,020,180	$449,074,479	$9,872,571	$8,883,437	$80,437,148	$77,446,938	$59,726,643	$27,027,191	$85,264,194	$73,292,770

Unit Transactions:
Beginning of year	34,114,618	40,346,263	919,450	836,210	7,761,504	7,794,225	2,221,110	688,316	7,413,002	8,305,636
Purchased	261,887	324,329	27,875	35,282	48,461	106,739	1,933,352	1,421,520	65,123	55,820
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,187,915)	(1,996,106)	18,387	109,522	403,741	683,863	101,497	168,533	625,608	(222,241)
Withdrawn, Surrendered and Annuitized	(4,773,654)	(4,559,868)	(60,513)	(61,564)	(1,042,590)	(823,323)	(210,677)	(57,259)	(874,852)	(726,213)
End of year	28,414,936	34,114,618	905,199	919,450	7,171,116	7,761,504	4,045,282	2,221,110	7,228,881	7,413,002

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SG1		SGS		SI1		SIS		SVS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(640,484)	$(196,915)	$(665,050)	$(591,845)	$997,670	$429,838	$2,176,605	$1,902,359	$(142,279)	$(66,806)
Net realized gains (losses)	341,221	(240,196)	(4,127,724)	(9,877,635)	(125,834)	246,158	1,549,825	843,234	489,287	69,732
Net unrealized gains (losses)	2,072,041	3,005,665	6,865,302	19,664,620	313,853	1,084,036	301,180	3,919,210	1,158,881	1,057,089
Increase (Decrease) in net assets from
operations	$1,772,778	$2,568,554	$2,072,528	$9,195,140	$1,185,689	$1,760,032	$4,027,610	$6,664,803	$1,505,889	$1,060,015

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,815,055	$18,766,736	$540,893	$250,428	$1,492,016	$3,737,841	$560,505	$410,357	$632,783	$3,275,853
Net transfers between Sub-Accounts and
Fixed Account	2,118,549	3,811,198	135,787	3,967,601	2,888,470	4,307,486	4,764,398	11,258,457	1,656,063	3,140,801
Withdrawals, surrenders, annuitizations and
contract charges	(2,567,528)	(854,946)	(5,224,190)	(4,113,269)	(2,384,491)	(1,866,058)	(10,907,440)	(8,229,241)	(510,005)	(378,017)
Net accumulation activity	$9,366,076	$21,722,988	$(4,547,510)	$104,760	$1,995,995	$6,179,269	$(5,582,537)	$3,439,573	$1,778,841	$6,038,637

Annuitization Activity:
Annuitizations	$	$2,073	$32,681	$	$	$14,712	$	$	$	$
Annuity payments and contract charges	(233)		(19,900)	(17,013)	(3,044)	(1,680)	(22,295)	(28,026)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(35)		(1,117)	(3,048)	(374)	(217)	2,339	(7,990)
Net annuitization activity	$(268)	$2,073	$11,664	$(20,061)	$(3,418)	$12,815	$(19,956)	$(36,016)	$	$
Increase (Decrease) in net assets from contract
owner transactions	$9,365,808	$21,725,061	$(4,535,846)	$84,699	$1,992,577	$6,192,084	$(5,602,493)	$3,403,557	$1,778,841	$6,038,637

Increase (Decrease) in net assets	$11,138,586	$24,293,615	$(2,463,318)	$9,279,839	$3,178,266	$7,952,116	$(1,574,883)	$10,068,360	$3,284,730	$7,098,652

Net Assets:
Beginning of year	$29,290,904	$4,997,289	$47,472,900	$38,193,061	$20,856,822	$12,904,706	$66,281,500	$56,213,140	$8,170,754	$1,072,102
End of year	$40,429,490	$29,290,904	$45,009,582	$47,472,900	$24,035,088	$20,856,822	$64,706,617	$66,281,500	$11,455,484	$8,170,754

Unit Transactions:
Beginning of year	2,600,189	729,461	7,977,749	8,056,046	1,775,616	1,211,192	5,366,035	5,060,468	696,940	131,129
Purchased	827,887	1,593,753	90,349	51,622	127,100	343,202	43,997	56,543	49,432	298,582
Transferred between Sub-Accounts and Fixed
Accumulation Account	155,498	377,518	(2,179)	629,295	227,333	391,838	354,585	954,090	142,960	306,034
Withdrawn, Surrendered and Annuitized	(232,356)	(100,543)	(858,911)	(759,214)	(199,457)	(170,616)	(842,458)	(705,066)	(41,825)	(38,805)
End of year	3,351,218	2,600,189	7,207,008	7,977,749	1,930,592	1,775,616	4,922,159	5,366,035	847,507	696,940

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	TE1		TEC		MFJ		TRS		MFE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(57,465)	$(38,011)	$(367,575)	$(295,496)	$1,531,107	$1,921,484	$15,702,503	$27,263,640	$36,573	$151,689
Net realized gains (losses)	34,555	(230,089)	(663,384)	(7,240,439)	2,407,433	(1,057,332)	(20,020,396)	(60,957,845)	482,410	(349,041)
Net unrealized gains (losses)	(15,790)	1,072,638	812,190	14,242,468	28,801,554	23,274,477	137,018,543	236,151,786	4,588,617	3,783,446
Increase (Decrease) in net assets from
operations	$(38,700)	$804,538	$(218,769)	$6,706,533	$32,740,094	$24,138,629	$132,700,650	$202,457,581	$5,107,600	$3,586,094

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$297,415	$412,838	$289,563	$187,720	$184,300,712	$76,292,905	$10,312,424	$12,429,427	$2,616,415	$1,905,667
Net transfers between Sub-Accounts and
Fixed Account	(424,857)	1,524,944	(2,188,011)	9,251,164	8,808,295	21,399,392	40,976,217	40,400,723	2,304,956	2,045,084
Withdrawals, surrenders, annuitizations and
contract charges	(295,831)	(154,715)	(3,152,821)	(1,818,090)	(24,356,025)	(11,071,540)	(230,320,844)	(218,858,960)	(1,690,896)	(952,974)
Net accumulation activity	$(423,273)	$1,783,067	$(5,051,269)	$7,620,794	$168,752,982	$86,620,757	$(179,032,203)	$(166,028,810)	$3,230,475	$2,997,777

Annuitization Activity:
Annuitizations	$	$	$	$	$277,467	$	$401,245	$785,380	$	$
Annuity payments and contract charges			(7,517)	(1,475)	(17,723)	(6,726)	(1,803,867)	(1,769,772)	(2,943)	(2,495)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(106)	(513)	440	(831)	(37,891)	(248,336)	(496)	(358)
Net annuitization activity	$	$	$(7,623)	$(1,988)	$260,184	$(7,557)	$(1,440,513)	$(1,232,728)	$(3,439)	$(2,853)
Increase (Decrease) in net assets from contract
owner transactions	$(423,273)	$1,783,067	$(5,058,892)	$7,618,806	$169,013,166	$86,613,200	$(180,472,716)	$(167,261,538)	$3,227,036	$2,994,924

Increase (Decrease) in net assets	$(461,973)	$2,587,605	$(5,277,661)	$14,325,339	$201,753,260	$110,751,829	$(47,772,066)	$35,196,043	$8,334,636	$6,581,018

Net Assets:
Beginning of year	$4,095,386	$1,507,781	$28,352,273	$14,026,934	$231,480,462	$120,728,633	$1,465,467,127	$1,430,271,084	$15,912,021	$9,331,003
End of year	$3,633,413	$4,095,386	$23,074,612	$28,352,273	$433,233,722	$231,480,462	$1,417,695,061	$1,465,467,127	$24,246,657	$15,912,021

Unit Transactions:
Beginning of year	547,602	292,860	8,298,127	5,811,547	21,048,945	13,048,289	77,917,832	86,032,615	1,653,827	1,391,497
Purchased	38,276	59,244	88,325	81,880	15,477,966	7,098,199	537,644	861,400	167,198	174,904
Transferred between Sub-Accounts and Fixed
Accumulation Account	(63,324)	219,682	(766,661)	3,042,212	726,826	2,076,015	2,361,050	2,604,520	161,915	210,153
Withdrawn, Surrendered and Annuitized	(40,300)	(24,184)	(944,183)	(637,512)	(2,191,075)	(1,173,558)	(10,694,189)	(11,580,703)	(159,259)	(122,727)
End of year	482,254	547,602	6,675,608	8,298,127	35,062,662	21,048,945	70,122,337	77,917,832	1,823,681	1,653,827

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	UTS		MV1		MVS		OCA		OGG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended		Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004 (d)		2003
Operations:
Net investment income (loss)	$1,354,733	$3,894,552	$(506,469)	$(114,649)	$(447,682)	$494,628	$(452,641)	$(95,841)		$(41,680)	$
Net realized gains (losses)	(15,998,478)	(34,868,231)	1,801,920	(737,209)	3,245,993	(8,673,684)	480,811	41,956		3,887
Net unrealized gains (losses)	80,291,938	96,937,403	11,973,853	14,296,536	38,044,549	64,798,302	1,254,974	1,583,897		745,676
Increase (Decrease) in net assets from
operations	$65,648,193	$65,963,724	$13,269,304	$13,444,678	$40,842,860	$56,619,246	$1,283,144	$1,530,012		$707,883	$

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,477,340	$1,624,278	$19,812,349	$21,313,485	$2,448,980	$2,015,025	$8,853,620	$16,798,971		$2,907,918	$
Net transfers between Sub-Accounts and
Fixed Account	3,978,397	(547,273)	7,954,183	5,664,245	32,140,078	18,557,744	2,120,983	2,234,379		2,754,966
Withdrawals, surrenders, annuitizations and
contract charges	(36,593,002)	(27,757,435)	(6,437,809)	(3,740,057)	(47,238,117)	(34,154,190)	(1,900,300)	(293,019)		(68,877)
Net accumulation activity	$(30,137,265)	$(26,680,430)	$21,328,723	$23,237,673	$(12,649,059)	$(13,581,421)	$9,074,303	$18,740,331		$5,594,007	$

Annuitization Activity:
Annuitizations	$16,580	$39,900	$8,290	$	$	$4,989	$	$2,113	$		$
Annuity payments and contract charges	(156,501)	(120,896)	(4,027)	(3,254)	(109,310)	(82,579)	(2,054)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(30,370)	(27,322)	(545)	(444)	(24,206)	(3,618)	(290)	(15)
Net annuitization activity	$(170,291)	$(108,318)	$3,718	$(3,698)	$(133,516)	$(81,208)	$(2,344)	$2,098	$		$
Increase (Decrease) in net assets from contract
owner transactions	$(30,307,556)	$(26,788,748)	$21,332,441	$23,233,975	$(12,782,575)	$(13,662,629)	$9,071,959	$18,742,429		$5,594,007	$

Increase (Decrease) in net assets	$35,340,637	$39,174,976	$34,601,745	$36,678,653	$28,060,285	$42,956,617	$10,355,103	$20,272,441		$6,301,890	$

Net Assets:
Beginning of year	$249,989,394	$210,814,418	$83,091,042	$46,412,389	$304,199,758	$261,243,141	$20,450,955	$178,514	$		$
End of year	$285,330,031	$249,989,394	$117,692,787	$83,091,042	$332,260,043	$304,199,758	$30,806,058	$20,450,955		$6,301,890	$

Unit Transactions:
Beginning of year	20,380,385	22,902,575	7,717,616	5,567,204	23,811,669	25,236,732	1,528,490	16,503
Purchased	191,990	182,991	1,683,086	2,046,690	186,359	216,673	648,675	1,358,804		268,926
Transferred between Sub-Accounts and Fixed
Accumulation Account	164,852	(341,093)	592,768	538,804	2,352,438	1,444,226	148,604	178,172		253,328
Withdrawn, Surrendered and Annuitized	(2,383,412)	(2,364,088)	(582,063)	(435,082)	(3,494,957)	(3,085,962)	(147,145)	(24,989)		(7,466)
End of year	18,353,815	20,380,385	9,411,407	7,717,616	22,855,509	23,811,669	2,178,624	1,528,490		514,788

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OMG			OMS		PMB		PLD		PRR
	Sub-Account			Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004		2003	2004	2003	2004 (d)	2003	2004 (d)	2003	2004	2003
Operations:
Net investment income (loss)	$(895,481)		$(34,359)	(103,691)	$(24,487)	16,283	$	(270,357)	$	(136,781)	$(8,514)
Net realized gains (losses)	153,319		21,795	284,044	41,750	81,358		339,862		819,357	220,167
Net unrealized gains (losses)	7,428,657		631,310	851,847	507,499	28,734		(99,763)		497,969	49,262
Increase (Decrease) in net assets from
operations	$6,686,495		$618,746	1,032,200	$524,762	126,375	$	(30,258)	$	1,180,545	$260,915

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$93,297,844		$3,848,081	3,144,768	$1,706,303	931,961	$	108,028,818	$	9,651,868	$6,227,680
Net transfers between Sub-Accounts and
Fixed Account	10,840,790		1,763,434	959,837	1,059,352	680,879		13,722,573		2,689,335	4,546,111
Withdrawals, surrenders, annuitizations and
contract charges	(2,420,844)		(45,586)	(350,677)	(60,516)	(155,352)		(3,210,803)		(1,375,035)	(325,202)
Net accumulation activity	$101,717,790		$5,565,929	3,753,928	$2,705,139	1,457,488	$	118,540,588	$	10,966,168	$10,448,589

Annuitization Activity:
Annuitizations	$30,827	$			$		$	158,841	$		$
Annuity payments and contract charges	(1,122)							(4,858)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(229)							(733)
Net annuitization activity	$29,476	$			$		$	153,250	$		$
Increase (Decrease) in net assets from contract
owner transactions	$101,747,266		$5,565,929	3,753,928	$2,705,139	1,457,488	$	118,693,838	$	10,966,168	$10,448,589

Increase (Decrease) in net assets	$108,433,761		$6,184,675	4,786,128	$3,229,901	1,583,863	$	118,663,580	$	12,146,713	$10,709,504

Net Assets:
Beginning of year	$6,365,427		$180,752	3,383,961	$154,060		$		$	11,220,537	$511,033
End of year	$114,799,188		$6,365,427	8,170,089	$3,383,961	1,583,863	$	118,663,580	$	23,367,250	$11,220,537

Unit Transactions:
Beginning of year	509,155		17,855	236,889	15,242					997,936	48,547
Purchased	7,638,555		336,577	213,715	139,812	62,430		10,932,711		834,759	573,591
Transferred between Sub-Accounts and Fixed
Accumulation Account	855,202		158,717	63,572	86,566	44,630		1,368,992		232,036	413,422
Withdrawn, Surrendered and Annuitized	(316,077)		(3,994)	(24,478)	(4,731)	(10,204)		(450,328)		(121,759)	(37,624)
End of year	8,686,835		509,155	489,698	236,889	96,856		11,851,375		1,942,972	997,936

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	PTR		SSA			IGB			SRE		SC3
	Sub-Account		Sub-Account			Sub-Account			Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 (d)		2003	2004 (d)		2003	2004 (d)	2003	2004	2003
Operations:
Net investment income (loss)	$(1,305)	$105,739		$(4,913)	$		$11,572	$	$(162,071)	$	$(38,422)	$(74,648)
Net realized gains (losses)	710,032	235,031		83,921			(12,804)		117,675		1,458,668	76,053
Net unrealized gains (losses)	470,014	(2,544)		22,403			9,833		3,489,553		3,043,794	1,320,631
Increase (Decrease) in net assets from
operations	$1,178,741	$338,226		$101,411	$		$8,601	$	$3,445,157	$	$4,464,040	$1,322,036

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$13,529,712	$24,733,325		$744,980	$		$1,333,158	$	$17,917,099	$	$2,538,811	$9,548,296
Net transfers between Sub-Accounts and
Fixed Account	2,141,659	10,242,843		279,702			(546,352)		198,893		(463,897)	1,921,189
Withdrawals, surrenders, annuitizations and
contract charges	(3,581,246)	(746,641)		(15,227)			(101,281)		(567,032)		(1,029,732)	(229,896)
Net accumulation activity	$12,090,125	$34,229,527		$1,009,455	$		$685,525	$	$17,548,960	$	$1,045,182	$11,239,589

Annuitization Activity:
Annuitizations	$43,626	$2,025	$		$	$		$	$737	$	$	$1,068
Annuity payments and contract charges	(3,051)	(362)							(55)		(1,114)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	62	(59)							(4)		(183)	(8)
Net annuitization activity	$40,637	$1,604	$		$	$		$	$678	$	$(1,297)	$1,060
Increase (Decrease) in net assets from contract
owner transactions	$12,130,762	$34,231,131		$1,009,455	$		$685,525	$	$17,549,638	$	$1,043,885	$11,240,649

Increase (Decrease) in net assets	$13,309,503	$34,569,357		$1,110,866	$		$694,126	$	$20,994,795	$	$5,507,925	$12,562,685

Net Assets:
Beginning of year	$36,064,300	$1,494,943	$		$	$		$	$	$	$12,836,641	$273,956
End of year	$49,373,803	$36,064,300		$1,110,866	$		$694,126	$	$20,994,795	$	$18,344,566	$12,836,641

Unit Transactions:
Beginning of year	3,385,657	144,063									960,307	27,198
Purchased	1,272,151	2,361,300		74,388			135,987		1,758,246		185,843	790,306
Transferred between Sub-Accounts and Fixed
Accumulation Account	184,512	960,611		27,622			(56,028)		17,681		(28,007)	162,385
Withdrawn, Surrendered and Annuitized	(350,879)	(80,317)		(2,071)			(12,758)		(82,776)		(71,272)	(19,582)
End of year	4,491,441	3,385,657		99,939			67,201		1,693,151		1,046,871	960,307

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and Regatta Masters VII contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Extra contracts, Regatta Masters Choice contracts, Regatta Masters Access contracts, Regatta Masters Flex contracts, Regatta Masters IV contracts and the Regatta Masters VII contracts the funds include Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Funds and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.25%
Regatta Gold contracts	1.25%
Regatta Classic contracts	1.00%
Regatta Platinum contracts	1.25%
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%
Regatta Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Regatta Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Regatta Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Regatta Masters IV contracts	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Regatta Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4 a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Choice a withdrawal charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, a withdrawal charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Regatta Masters Extra and Regatta Masters Choice and an effective annual rate of 0.20% of the net assets attributable to Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2004, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	$4,126	$12,481
Templeton Growth Securities Fund Class 2 (FTG)	40	954
Templeton International Securities Fund (FTI)	14,329	130,731
Franklin Value Securities Fund (FVS)	4,905	37,435
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	85	17,381
Growth & Income Portfolio (LA1)	15,786	144,867
Growth Opportunities (LA9)	605	5,940
Mid-Cap Value (LA2)	6,292	39,548
MFS/Sun Life Series Trust:
Bond S Class (MF7)	34,053	241,337
Bond Series (BDS)	105,423	329,818
Capital Appreciation S Class (MFD)	20,619	133,222
Capital Appreciation Series (CAS)	671,035	591,823
Capital Opportunities S Class (CO1)	12,522	67,424
Capital Opportunities Series (COS)	283,781	283,813
Emerging Growth S Class (MFF)	13,791	41,926
Emerging Growth Series (EGS)	549,637	137,354
Emerging Markets Equity S Class (EM1)	4,364	40,673
Emerging Markets Equity Series (EME)	47,422	78,679
Global Asset Allocation S Class (GA1)
Global Asset Allocation Series (GAA)
Global Governments S Class (GG1)	2,790	12,554
Global Governments Series (GGS)	55,344	75,630
Global Growth S Class (GG2)	5,018	45,454
Global Growth Series (GGR)	159,326	327,515
Global Telecommunications S Class (GT1)

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Global Telecommunications Series (GTS)
Global Total Return S Class (GT2)	7,403	23,814
Global Total Return Series (GTR)	119,066	83,890
Government Securities S Class (MFK)	56,089	762,454
Government Securities Series (GSS)	334,393	1,381,041
High Yield S Class (MFC)	42,222	232,415
High Yield Series (HYS)	218,188	511,943
International Growth S Class (IG1)	11,505	148,747
International Growth Series (IGS)	106,778	125,388
International Investors Trust S Class (MI1)	3,015	119,681
International Investors Trust Series (MII)	52,376	30,661
Managed Sectors S Class (MS1)	2,502	8,317
Managed Sectors Series (MSS)	199,407	152,104
Massachusetts Investors Growth Stock S Class (M1B)	39,804	428,768
Massachusetts Investors Growth Stock Series (MIS)	468,171	779,866
Massachusetts Investors Trust S Class (MFL)	38,500	524,195
Massachusetts Investors Trust Series (MIT)	960,389	2,301,318
Mid Cap Growth S Class (MC1)	32,719	163,299
Mid Cap Growth Series (MCS)	70,862	37,509
Mid Cap Value S Class (MCV)	14,095	94,312
Money Market S Class (MM1)	40,591	326,517
Money Market Series (MMS)	306,057	1,708,502
New Discovery S Class (M1A)	22,571	330,705
New Discovery Series (NWD)	154,926	379,647
Research S Class (RE1)	11,762	46,820
Research Series (RES)	508,793	189,795
Research Growth and Income S Class (RG1)	5,779	28,205
Research Growth and Income Series (RGS)	65,451	102,859
Research International S Class (RI1)	20,680	88,901
Research International Series (RIS)	52,662	178,461
Strategic Growth S Class (SG1)	21,227	136,202
Strategic Growth Series (SGS)	48,384	37,788
Strategic Income S Class (SI1)	12,261	90,205
Strategic Income Series (SIS)	37,179	183,426
Strategic Value S Class (SVS)	5,259	8,832
Technology S Class (TE1)	3,958	12,265
Technology Series (TEC)	33,053	55,986
Total Return S Class (MFJ)	133,814	833,454
Total Return Series (TRS)	1,031,998	2,009,655
Utilities S Class (MFE)	12,546	98,985
Utilities Series (UTS)	250,399	479,027
Value S Class (MV1)	48,300	241,312
Value Series (MVS)	195,629	475,337
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	11,650	106,745
Global Securities Fund (OGG)	120	679
Main St. Growth and Income (OMG)	4,697	78,808
Main St. Small Cap Growth Fund (OMS)	2,947	16,322
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	67	9,794
Low Duration Portfolio (PLD)	1,150	69,128
Real Return Bond Portfolio (PRR)	7,737	31,739
Total Return Bond Portfolio (PTR)	19,214	167,616
Sun Capital Advisers Trust
All Cap S Class (SSA)	10	543
Investment Grade Bond S Class (IGB)	109	94
Real Estate Fund S Class (SRE)	87	35,685
Real Estate Fund (SC3)	13,492	50,748

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable if the contract's annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table and an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Extra, and Regatta Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Regatta Masters IV and Regatta Masters VII, no reserves were required at year-end. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2004:

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund (FMS)	$9,845,564	$1,575,223
Templeton Growth Securities Fund Class 2 (FTG)	3,136,635	528,243
Templeton International Securities Fund (FTI)	87,487,257	3,048,039
Franklin Value Securities Fund (FVS)	7,273,378	1,936,472
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	4,282,772	627,527
Growth & Income Portfolio (LA1)	92,073,784	2,786,856
Growth Opportunities (LA9)	12,620,242	478,899
Mid-Cap Value (LA2)	31,775,537	1,750,694
MFS/Sun Life Series Trust:
Bond S Class (MF7)	24,711,452	16,497,032
Bond Series (BDS)	25,570,737	57,686,255
Capital Appreciation S Class (MFD)	4,348,911	4,614,133
Capital Appreciation Series (CAS)	13,405,639	118,599,587
Capital Opportunities S Class (CO1)	2,876,663	3,021,886
Capital Opportunities Series (COS)	5,504,856	53,937,303
Emerging Growth S Class (MFF)	4,404,247	2,680,526
Emerging Growth Series (EGS)	9,587,802	87,285,376
Emerging Markets Equity S Class (EM1)	2,368,918	2,358,149
Emerging Markets Equity Series (EME)	12,888,872	13,605,903
Global Asset Allocation S Class (GA1)
Global Asset Allocation Series (GAA)
Global Governments S Class (GG1)	1,586,961	1,941,930
Global Governments Series (GGS)	13,405,509	16,725,361
Global Growth S Class (GG2)	1,398,771	1,433,290
Global Growth Series (GGR)	6,681,750	39,545,858
Global Telecommunications S Class (GT1)
Global Telecommunications Series (GTS)
Global Total Return S Class (GT2)	2,741,119	1,607,180
Global Total Return Series (GTR)	17,248,268	28,274,793
Government Securities S Class (MFK)	70,213,704	30,523,763
Government Securities Series (GSS)	44,723,166	150,776,441
High Yield S Class (MFC)	47,876,477	38,490,728
High Yield Series (HYS)	42,382,624	80,214,605
International Growth S Class (IG1)	3,050,931	3,223,009
International Growth Series (IGS)	14,284,781	20,409,683
International Investors Trust S Class (MI1)	2,600,474	1,813,731
International Investors Trust Series (MII)	18,735,537	11,979,012
Managed Sectors S Class (MS1)	224,928	337,705
Managed Sectors Series (MSS)	2,018,818	29,578,496
Massachusetts Investors Growth Stock S Class (M1B)	19,675,001	12,151,433
Massachusetts Investors Growth Stock Series (MIS)	13,916,228	84,743,775
Massachusetts Investors Trust S Class (MFL)	10,590,070	12,580,874

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued
Massachusetts Investors Trust Series (MIT)	$23,485,407	$197,955,082
Mid Cap Growth S Class (MC1)	11,639,715	9,099,952
Mid Cap Growth Series (MCS)	18,101780	20,897,173
Mid Cap Value S Class (MCV)	9,164,831	4,470,095
Money Market S Class (MM1)	109,785,012	74,062,276
Money Market Series (MMS)	117,306,695	222,703,350
New Discovery S Class (M1A)	28,047,101	6,666,892
New Discovery Series (NWD)	15,467,512	38,423,967
Research S Class (RE1)	8,733,961	2,771,942
Research Series (RES)	9,447,323	99,098,047
Research Growth and Income S Class (RG1)	1,317,514	1,530,668
Research Growth and Income Series (RGS)	9,574,863	16,473,112
Research International S Class (RI1)	29,109,629	5,317,117
Research International Series (RIS)	12,271,710	14,856,104
Strategic Growth S Class (SG1)	13,989,621	5,264,263
Strategic Growth Series (SGS)	5,416,319	10,616,099
Strategic Income S Class (SI1)	16,176,704	13,186,084
Strategic Income Series (SIS)	12,700,702	16,128,928
Strategic Value S Class (SVS)	3,041,534	1,207,032
Technology S Class (TE1)	667,642	1,148,378
Technology Series (TEC)	3,302,431	8,728,792
Total Return S Class (MFJ)	210,234,878	39,691,043
Total Return Series (TRS)	73,011,661	237,743,983
Utilities S Class (MFE)	7,398,769	4,134,664
Utilities Series (UTS)	16,003,599	44,926,054
Value S Class (MV1)	34,738,183	13,911,666
Value Series (MVS)	36,539,904	49,745,955
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	11,772,349	3,152,743
Global Securities Fund (OGG)	5,723,999	171,672
Main St. Growth and Income (OMG)	102,716,739	1,864,726
Main St. Small Cap Growth Fund (OMS)	4,657,277	1,007,038
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	1,712,360	160,815
Low Duration Portfolio (PLD)	120,990,395	2,222,816
Real Return Bond Portfolio (PRR)	15,169,956	3,656,191
Total Return Bond Portfolio (PTR)	22,104,623	9,280,174
Sun Capital Advisers Trust
All Cap S Class (SSA)	1,196,857	110,028
Investment Grade Bond S Class (IGB)	1,731,153	1,034,058
Real Estate Fund S Class (SRE)	19,198,805	1,811,233
Real Estate Fund (SC3)	4,842,692	3,218,388

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:

		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
FMS
	December 31, 2004	1,146,446	$11.1069	to	13.9198	$15,778,515	0.75%	1.25	to	2.30%	10.03	to	36.01%
	December 31, 2003	489,937	12.2638	to	12.5282	6,110,725	0.78	1.35	to	2.30	22.52	to	24.84
	December 31, 2002 (b)	35,337	10.1163	to	10.1476	357,959		1.35	to	2.30	1.16	to	1.48
FTG
	December 31, 2004 (d)	185,270	11.4492	to	15.8060	2,822,852	1.01	1.25	to	2.30	14.49	to	58.06
FTI
	December 31, 2004	8,240,520	11.6449	to	15.1080	120,369,576	1.01	1.25	to	2.55	15.50	to	49.57
	December 31, 2003	1,734,535	12.3883	to	12.9673	21,780,367	0.81	1.35	to	2.55	23.88	to	30.42
	December 31, 2002 (b)	109,241	9.5923	to	9.6281	1,049,989		1.35	to	2.30	(4.08)	to	(3.72)
FVS
	December 31, 2004	784,791	11.8836	to	16.6555	12,898,583	0.18	1.25	to	2.30	18.84	to	61.77
	December 31, 2003	403,105	13.3363	to	13.6440	5,464,413	0.16	1.35	to	2.30	29.35	to	35.96
	December 31, 2002 (b)	20,281	10.4355	to	10.4678	211,927		1.35	to	2.30	4.35	to	4.68
LAV
	December 31, 2004 (d)	344,432	11.6270	to	11.8619	4,063,023	0.73	1.25	to	2.30	16.27	to	18.62
LA1
	December 31, 2004	8,986,821	11.4511	to	15.3996	133,211,678	1.31	1.25	to	2.55	9.77	to	41.70
	December 31, 2003	2,488,679	11.9130	to	13.8575	33,267,291	1.89	1.35	to	2.55	19.13	to	38.08
	December 31, 2002 (b)	33,508	10.6887	to	10.7219	358,622	4.77	1.35	to	2.30	6.89	to	7.22
LA9
	December 31, 2004 (d)	1,203,674	11.0616	to	12.1119	13,428,847		1.25	to	2.55	10.62	to	21.12
LA2
	December 31, 2004	2,592,930	11.8315	to	16.0827	40,628,899	0.51	1.25	to	2.55	18.32	to	59.07
	December 31, 2003	437,574	12.4540	to	13.1433	5,685,572	1.01	1.35	to	2.30	21.95	to	30.97
	December 31, 2002 (b)	26,664	10.6397	to	10.6794	284,181	3.92	1.35	to	2.30	6.40	to	6.79
MF7
	December 31, 2004	6,078,648	10.4393	to	12.3943	72,842,791	5.91	1.00	to	2.55	3.20	to	5.01
	December 31, 2003	5,706,413	10.1154	to	11.8211	65,794,236	4.22	1.00	to	2.55	1.15	to	17.93
	December 31, 2002	3,399,082	10.5580	to	10.9115	36,841,435	3.50	1.00	to	2.10	5.58	to	8.81
	December 31, 2001 (a)	1,039,445	10.0563	to	10.0810	10,465,489		1.15	to	1.85	0.01	to	0.81
BDS
	December 31, 2004	11,381,676	13.3189	to	14.5404	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.7592	to	13.8771	196,808,905	5.07	1.15	to	1.85	2.20	to	31.19
	December 31, 2002	16,672,091	11.8359	to	12.8247	209,295,113	3.62	1.00	to	1.85	7.56	to	8.50
	December 31, 2001	14,562,283	10.9924	to	11.8661	169,138,563	3.26	1.00	to	1.85	5.79	to	6.71
MFD
	December 31, 2004	3,522,979	8.7952	to	14.6624	32,971,898		1.00	to	2.10	8.23	to	43.43
	December 31, 2003	3,536,749	8.0892	to	13.3964	30,045,935		1.00	to	2.30	19.28	to	33.68
	December 31, 2002	3,163,343	6.4212	to	10.5642	20,470,534	0.15	1.00	to	2.10	(33.81)	to	5.64
	December 31, 2001 (a)	1,178,384	9.7010	to	9.7249	11,446,860		1.15	to	1.85	(2.99)	to	(2.75)
CAS
	December 31, 2004	41,868,827	5.4557	to	27.1281	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.0044	to	24.7780	612,259,795		1.00	to	1.85	(48.81)	to	27.42
	December 31, 2002	53,276,821	3.9494	to	19.5203	560,298,723	0.17	1.00	to	1.85	(80.74)	to	(33.06)
	December 31, 2001	64,553,284	5.9333	to	32.0464	1,061,993,683	0.36	1.00	to	1.85	(26.71)	to	(26.07)
CO1
	December 31, 2004	1,675,705	8.9826	to	14.9448	16,686,864	0.29	1.10	to	2.25	9.98	to	16.04
	December 31, 2003	1,740,370	8.1338	to	13.4434	15,053,183	0.14	1.10	to	2.30	24.90	to	34.15
	December 31, 2002	1,659,796	6.4740	to	10.6299	10,868,241	0.06	1.10	to	2.30	(31.83)	to	6.30
	December 31, 2001 (a)	707,598	9.4967	to	9.5218	6,728,752		1.10	to	1.85	(5.03)	to	(4.80)
COS
	December 31, 2004	26,220,995	5.8264	to	16.8061	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.2469	to	15.1086	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
	December 31, 2002	36,579,889	4.1530	to	11.9403	248,530,711	0.09	1.00	to	1.85	(31.68)	to	(31.09)
	December 31, 2001	49,296,039	6.0616	to	17.3945	494,301,507		1.00	to	1.85	(26.32)	to	(25.71)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFF
	December 31, 2004	1,863,783	$ 8.9127	to	15.1566	$18,305,802	%	1.00	to	2.25%	(8.26)	to	48.99%
	December 31, 2003	1,705,653	8.0389	to	13.5806	14,517,814		1.15	to	2.25	22.48	to	35.52
	December 31, 2002	1,550,123	6.2456	to	10.4817	9,746,182		1.15	to	1.90	(35.57)	to	4.82
	December 31, 2001 (a)	526,836	9.6936	to	9.7174	5,113,096		1.15	to	1.85	(3.06)	to	(2.83)
EGS
	December 31, 2004	37,868,174	4.6166	to	19.3335	375,214,309		1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.1517	to	17.3125	407,376,323		1.00	to	1.85	29.06	to	30.18
	December 31, 2002	50,696,788	3.2151	to	13.3500	370,438,018		1.00	to	1.85	(35.40)	to	(34.83)
	December 31, 2001	65,948,379	4.9741	to	20.5656	763,479,404		1.00	to	1.85	(35.80)	to	(35.24)
EM1
	December 31, 2004	340,870	15.5229	to	19.1577	6,301,071	0.84	1.15	to	1.85	24.53	to	25.42
	December 31, 2003	336,533	12.4202	to	15.2823	4,983,507	0.39	1.15	to	2.05	24.20	to	52.82
	December 31, 2002	204,949	9.8964	to	10.1593	2,036,932	1.18	1.15	to	1.85	(3.93)	to	1.59
	December 31, 2001 (a)	36,622	10.3013	to	10.3266	377,616		1.15	to	1.85	3.01	to	3.27
EME
	December 31, 2004	3,707,620	14.2359	to	16.7834	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.4049	to	13.3776	46,170,963	0.59	1.00	to	1.85	18.65	to	51.08
	December 31, 2002	3,685,145	7.6143	to	8.8861	30,076,632	1.24	1.00	to	1.85	(3.75)	to	(2.92)
	December 31, 2001	3,800,561	7.9111	to	9.1857	31,963,479		1.00	to	1.85	(2.88)	to	(2.03)
GA1
	December 31, 2004 (#)
	December 31, 2003						5.19
	December 31, 2002	210,153	7.7172	to	8.9612	1,874,220	2.98	1.15	to	1.85	(8.64)	to	(7.97)
	December 31, 2001 (a)	51,398	9.7382	to	9.7621	501,186		1.15	to	1.85	(2.62)	to	(2.38)
GAA
	December 31, 2004 (#)
	December 31, 2003						5.62
	December 31, 2002	4,636,581	7.7172	to	14.6922	60,754,310	3.47	1.15	to	1.85	(8.85)	to	(8.20)
	December 31, 2001	5,837,945	8.4423	to	16.0044	84,504,987	5.02	1.15	to	1.85	(10.61)	to	(9.96)
GG1
	December 31, 2004	340,389	13.0273	to	14.9250	4,820,154	12.26	1.15	to	1.85	7.76	to	49.25
	December 31, 2003	408,658	12.0336	to	13.7443	5,349,433	5.62	1.15	to	1.85	13.17	to	37.44
	December 31, 2002	344,004	10.5848	to	11.5577	3,969,895		1.15	to	2.05	5.85	to	18.91
	December 31, 2001 (a)	17,109	9.6962	to	9.7200	166,093		1.15	to	1.85	(3.04)	to	(2.80)
GGS
	December 31, 2004	3,280,149	14.3527	to	20.2232	56,460,907	12.59	1.00	to	1.85	(8.36)	to	8.96
	December 31, 2003	3,854,620	13.2874	to	18.6329	61,738,804	5.37	1.00	to	1.85	2.95	to	36.10
	December 31, 2002	4,610,834	11.7112	to	16.3444	64,709,568		1.00	to	1.85	18.39	to	19.25
	December 31, 2001	3,647,399	9.8795	to	13.7399	44,882,046		1.15	to	1.85	(3.96)	to	(3.11)
GG2
	December 31, 2004	614,351	11.4406	to	15.6639	7,740,130	0.31	1.00	to	2.10	12.98	to	14.25
	December 31, 2003	615,859	10.1003	to	13.7376	6,778,114	0.26	1.00	to	2.30	5.11	to	37.38
	December 31, 2002	468,329	7.6154	to	10.2750	3,713,489	0.25	1.00	to	1.85	(21.15)	to	2.75
	December 31, 2001 (a)	140,349	9.6585	to	9.6823	1,357,130		1.15	to	1.85	(3.41)	to	(3.18)
GGR
	December 31, 2004	9,885,010	7.9081	to	23.9533	165,248,378	0.48	1.00	to	1.85	(13.15)	to	14.29
	December 31, 2003	11,683,281	6.9659	to	21.0097	175,751,261	0.49	1.15	to	1.85	32.94	to	33.90
	December 31, 2002	13,695,036	5.2372	to	15.7288	157,722,758	0.28	1.15	to	1.85	(20.86)	to	(20.29)
	December 31, 2001	17,723,668	6.6146	to	19.7806	260,751,103	0.71	1.15	to	1.85	(21.18)	to	(20.61)
GT1
	December 31, 2004 (#)
	December 31, 2003
	December 31, 2002	66,336	5.5809	to	6.8170	372,982		1.15	to	1.85	(40.69)	to	(31.83)
	December 31, 2001 (a)	24,957	9.4099	to	9.4331	235,015		1.15	to	1.85	(5.90)	to	(5.67)
GTS
	December 31, 2004 (#)
	December 31, 2003
	December 31, 2002	555,343	2.4709	to	2.6057	1,390,888		1.15	to	1.85	(40.61)	to	(40.18)
	December 31, 2001	662,983	4.1415	to	4.3653	2,777,404	0.06	1.15	to	1.85	(42.62)	to	(42.19)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(#) Fund closed in prior year

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GT2
	December 31, 2004	1,049,400	$13.2252	to	14.5915	$14,165,553	2.33%	1.15	to	2.05%	14.47	to	36.33%
	December 31, 2003	965,835	11.5294	to	12.6366	11,304,042	2.14	1.15	to	2.05	17.92	to	26.37
	December 31, 2002	575,530	9.5864	to	9.6983	5,544,326	1.70	1.00	to	1.85	(1.45)	to	(0.60)
	December 31, 2001 (a)	151,199	9.7279	to	9.7518	1,472,798		1.15	to	1.85	(2.72)	to	(2.48)
GTR
	December 31, 2004	8,363,603	12.5796	to	23.8232	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.9384	to	20.6270	151,229,262	2.10	1.15	to	1.85	11.31	to	21.58
	December 31, 2002	5,490,465	9.0578	to	17.0082	76,987,347	1.91	1.15	to	1.85	(1.26)	to	(0.54)
	December 31, 2001	5,780,805	9.1687	to	17.1432	84,171,649	4.19	1.15	to	1.85	(7.93)	to	(7.26)
MFK
	December 31, 2004	15,785,190	9.9252	to	11.3535	169,069,438	5.19	1.00	to	2.55	0.86	to	13.54
	December 31, 2003	12,383,782	9.8364	to	11.0490	131,892,096	3.98	1.10	to	2.55	(1.64)	to	10.49
	December 31, 2002	8,558,119	10.2092	to	10.9594	93,288,471	3.90	1.00	to	2.30	2.09	to	8.34
	December 31, 2001 (a)	2,355,604	10.0990	to	10.1238	23,818,975		1.15	to	1.85	0.99	to	1.24
GSS
	December 31, 2004	26,991,543	12.0756	to	19.0953	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.8457	to	18.6615	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	50,577,174	11.8031	to	18.5247	743,720,269	4.46	1.00	to	1.85	7.77	to	8.71
	December 31, 2001	43,557,072	10.9408	to	20.2862	595,911,760	5.36	1.00	to	1.85	5.45	to	6.37
MFC
	December 31, 2004	7,034,638	10.6489	to	13.6280	92,066,666	6.45	1.00	to	2.55	6.49	to	30.23
	December 31, 2003	6,699,213	10.8910	to	12.6501	81,254,026	8.01	1.10	to	2.55	8.91	to	26.50
	December 31, 2002	3,266,770	9.9081	to	10.6087	32,604,716	9.43	1.00	to	2.25	0.07	to	6.09
	December 31, 2001 (a)	838,150	9.8665	to	9.8907	8,280,487		1.15	to	1.85	(1.34)	to	(1.09)
HYS
	December 31, 2004	17,473,238	11.8536	to	22.9531	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.0197	to	21.2473	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
	December 31, 2002	20,985,015	9.2403	to	17.7408	257,293,833	10.19	1.00	to	1.85	0.80	to	1.67
	December 31, 2001	24,640,912	9.1623	to	17.5162	301,095,084	9.61	1.00	to	1.85	(0.14)	to	0.73
IG1
	December 31, 2004	1,328,474	12.9450	to	16.3494	17,567,913	0.38	1.00	to	2.05	16.14	to	17.21
	December 31, 2003	1,333,889	11.1229	to	13.9554	15,049,223	0.54	1.15	to	2.05	16.03	to	39.06
	December 31, 2002	1,265,240	8.1908	to	10.2091	10,427,953	0.64	1.15	to	1.85	(14.25)	to	2.09
	December 31, 2001	326,874	9.4853	to	9.5087	3,104,040		1.15	to	1.85	(5.15)	to	(4.91)
IGS
	December 31, 2004	9,969,224	10.3519	to	13.9724	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.8633	to	11.8829	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
	December 31, 2002	11,708,342	6.5089	to	8.6679	87,260,895	0.56	1.00	to	1.85	(13.52)	to	(12.77)
	December 31, 2001	13,618,628	7.5216	to	9.9505	116,926,690	0.71	1.00	to	1.85	(34.69)	to	(18.28)
MI1
	December 31, 2004	464,476	14.1533	to	17.0802	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.2888	to	13.5336	4,572,074	0.68	1.15	to	1.85	18.45	to	34.95
	December 31, 2002	253,434	8.6349	to	10.2839	2,198,379	0.97	1.15	to	1.85	(7.70)	to	2.84
	December 31, 2001 (a)	45,114	9.3555	to	9.3785	422,349		1.15	to	1.85	(6.45)	to	(6.21)
MII
	December 31, 2004	5,206,659	12.2041	to	19.0416	82,150,477	0.73	1.00	to	1.85	25.65	to	27.60
	December 31, 2003	4,579,850	9.7077	to	15.0821	58,724,401	1.02	1.15	to	1.85	31.16	to	32.11
	December 31, 2002	4,845,066	7.3979	to	11.4447	48,423,016	0.81	1.15	to	1.85	(7.68)	to	(7.01)
	December 31, 2001	5,653,736	8.0095	to	12.3381	61,526,355	1.98	1.15	to	1.85	(14.32)	to	(6.98)
MS1
	December 31, 2004	319,540	8.9250	to	13.8392	2,927,004		1.00	to	1.85	4.47	to	5.38
	December 31, 2003	328,461	8.5432	to	13.1598	2,863,166		1.00	to	1.85	(6.68)	to	31.60
	December 31, 2002	320,127	6.9685	to	10.6549	2,241,427		1.00	to	1.85	(27.52)	to	6.55
	December 31, 2001 (a)	78,580	9.6140	to	9.6377	756,187		1.15	to	1.85	(3.86)	to	(3.62)
MSS
	December 31, 2004	10,357,284	4.8965	to	21.9386	129,404,429	0.04	1.15	to	1.85	4.71	to	5.48
	December 31, 2003	12,280,302	4.6761	to	20.8512	148,949,104		1.15	to	1.85	22.97	to	23.86
	December 31, 2002	14,253,338	3.8027	to	16.8759	143,971,087		1.15	to	1.85	(77.23)	to	(26.83)
	December 31, 2001	18,605,449	5.2351	to	27.4680	262,609,717		1.15	to	1.85	(36.72)	to	(36.26)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
M1B
	December 31, 2004	7,277,585	$ 8.9065	to	13.4550	$75,706,711	%	1.00	to	2.55%	6.56	to	20.35%
	December 31, 2003	6,650,621	8.2983	to	12.4536	61,950,966		1.00	to	2.55	(12.58)	to	24.09
	December 31, 2002	4,230,272	6.8823	to	10.2607	29,392,471	0.12	1.00	to	2.10	(29.45)	to	2.61
	December 31, 2001	1,419,642	9.7550	to	9.7807	13,864,858		1.10	to	1.85	(2.45)	to	(2.21)
MIS
	December 31, 2004	52,900,145	5.9002	to	10.4204	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.4818	to	9.6165	464,658,182		1.00	to	1.85	21.11	to	22.15
	December 31, 2002	65,830,913	4.5242	to	7.8833	411,220,281	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	82,854,696	6.4040	to	11.0839	733,044,616	0.11	1.00	to	1.85	(26.29)	to	(25.65)
MFL
	December 31, 2004	7,171,814	9.8134	to	13.9709	75,087,391	0.83	1.00	to	2.25	9.22	to	38.35
	December 31, 2003	7,446,726	8.9484	to	12.6555	69,845,786	0.92	1.00	to	2.30	(7.58)	to	26.11
	December 31, 2002	6,235,850	7.4454	to	10.4607	46,842,065	0.95	1.00	to	2.10	(22.85)	to	4.61
	December 31, 2001 (a)	1,960,395	9.6506	to	9.6760	18,941,390		1.15	to	1.85	(3.49)	to	(3.26)
MIT
	December 31, 2004	71,195,865	8.1222	to	28.5811	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86
	December 31, 2003	82,105,319	7.3861	to	25.8800	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
	December 31, 2002	93,484,847	6.1232	to	21.3640	1,027,852,421	1.03	1.00	to	1.85	(22.69)	to	(22.01)
	December 31, 2001	114,934,813	7.9158	to	27.5009	1,672,347,859	0.81	1.00	to	1.85	(17.30)	to	(16.58)
MC1
	December 31, 2004	4,467,480	7.5470	to	16.3597	44,072,943		1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.7284	to	14.4891	36,228,952		1.00	to	2.55	(23.84)	to	44.89
	December 31, 2002	2,772,461	4.9917	to	10.6720	14,018,481		1.00	to	2.25	(48.15)	to	6.72
	December 31, 2001 (a)	723,935	9.6268	to	9.6505	6,977,776		1.15	to	1.85	(3.73)	to	(3.50)
MCS
	December 31, 2004	14,935,080	5.3057	to	5.6681	83,825,087		1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.7114	to	5.0019	76,141,789		1.15	to	1.85	35.33	to	36.31
	December 31, 2002	10,939,748	3.4780	to	3.6695	39,906,465		1.15	to	1.85	(48.14)	to	(47.76)
	December 31, 2001	10,773,649	6.6995	to	7.0246	75,425,977	0.07	1.15	to	1.85	(24.62)	to	(24.06)
MCV
	December 31, 2004	1,649,863	12.0488	to	16.2981	23,975,740		1.15	to	2.55	18.64	to	58.65
	December 31, 2003	1,271,769	10.1039	to	13.5495	15,678,656	0.03	1.15	to	2.55	1.04	to	35.01
	December 31, 2002 (c)	86,168	7.8310	to	10.3969	703,547		1.15	to	2.05	(21.69)	to	3.97
MM1
	December 31, 2004	8,633,307	9.5804	to	9.9889	84,038,433	0.64	1.00	to	2.55	(4.20)	to	(0.11)
	December 31, 2003	4,896,722	9.7496	to	9.9778	48,317,367	0.38	1.00	to	2.55	(2.50)	to	(0.63)
	December 31, 2002	5,279,063	9.9247	to	10.0406	52,748,947	1.00	1.00	to	2.10	(0.85)	to	0.01
	December 31, 2001 (a)	2,033,294	10.0094	to	10.0340	20,484,394	0.52	1.15	to	1.85	0.09	to	0.34
MMS
	December 31, 2004	19,134,186	10.0645	to	13.3052	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.1449	to	13.3815	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
	December 31, 2002	47,957,226	10.2453	to	13.4839	581,571,010	1.26	1.00	to	1.85	(55.73)	to	0.26
	December 31, 2001	53,824,814	10.2809	to	15.0699	654,496,482	3.49	1.00	to	1.85	1.85	to	2.74
M1A
	December 31, 2004	4,707,914	9.2786	to	14.5596	54,151,676		1.00	to	2.55	4.74	to	44.18
	December 31, 2003	3,069,941	8.8358	to	13.7450	28,856,139		1.00	to	2.30	(11.64)	to	37.45
	December 31, 2002	2,530,871	6.6917	to	10.2978	17,111,473		1.00	to	2.05	(34.89)	to	2.98
	December 31, 2001 (a)	744,162	10.2864	to	10.3117	7,664,202		1.15	to	1.85	2.86	to	3.12
NWD
	December 31, 2004	15,598,558	7.3969	to	14.5325	164,314,000		1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.9904	to	13.6762	176,434,664		1.00	to	1.85	32.79	to	33.94
	December 31, 2002	18,934,627	5.2482	to	10.2251	142,395,159		1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	20,720,859	8.0117	to	15.5437	238,495,660		1.00	to	1.85	(8.76)	to	(6.20)
RE1
	December 31, 2004	2,212,955	9.8168	to	14.7062	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.6571	to	12.8834	15,941,604	0.54	1.10	to	2.15	(10.21)	to	28.38
	December 31, 2002	998,378	7.0555	to	10.4308	7,124,245	0.39	1.10	to	2.05	(26.73)	to	4.31
	December 31, 2001 (a)	322,046	9.6300	to	9.6554	3,105,571		1.10	to	1.85	(3.70)	to	(3.46)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RES
	December 31, 2004	28,414,936	$ 6.7673	to	22.1793	$416,020,180	0.93%	1.15	to	1.85%	13.68	to	14.51%
	December 31, 2003	34,114,618	5.9499	to	19.4171	449,074,479	0.86	1.15	to	1.85	(39.13)	to	23.89
	December 31, 2002	40,346,263	4.8348	to	15.7110	442,075,147	0.42	1.00	to	1.85	(26.53)	to	(25.99)
	December 31, 2001	52,722,243	6.5771	to	21.2818	797,021,574	0.03	1.15	to	1.85	(22.86)	to	(22.29)
RG1
	December 31, 2004	905,199	10.6715	to	14.8441	9,872,571	0.47	1.10	to	2.05	7.77	to	13.03
	December 31, 2003	919,450	9.5333	to	13.1465	8,883,437	0.59	1.10	to	2.05	(4.67)	to	30.72
	December 31, 2002	836,210	7.6204	to	10.4365	6,404,569	0.67	1.10	to	1.85	(23.54)	to	4.37
	December 31, 2001 (a)	317,814	9.9056	to	9.9300	3,151,992		1.10	to	1.85	(0.94)	to	(0.70)
RGS
	December 31, 2004	7,171,116	9.2426	to	13.8656	80,437,148	0.67	1.00	to	1.85	(0.74)	to	13.32
	December 31, 2003	7,761,504	8.2069	to	12.2587	77,446,938	0.77	1.15	to	1.85	25.50	to	26.41
	December 31, 2002	7,794,225	6.5327	to	9.7214	61,785,510	0.71	1.15	to	1.85	(22.86)	to	(22.30)
	December 31, 2001	8,941,881	8.4599	to	12.5421	92,120,442	0.43	1.15	to	1.85	(12.56)	to	(11.92)
RI1
	December 31, 2004	4,045,282	11.8126	to	15.9581	59,726,643	0.38	1.15	to	2.55	17.87	to	56.10
	December 31, 2003	2,221,110	10.6762	to	13.3535	27,027,191	0.26	1.15	to	2.55	12.63	to	33.25
	December 31, 2002	688,316	8.1535	to	10.1312	5,755,219	0.28	1.15	to	2.10	(13.67)	to	1.31
	December 31, 2001 (a)	269,147	9.4009	to	9.4240	2,533,532		1.15	to	1.85	(5.99)	to	(5.76)
RIS
	December 31, 2004	7,228,881	9.8769	to	17.3169	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.2779	to	14.4526	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
	December 31, 2002	8,305,636	6.2814	to	10.9211	61,819,925	0.26	1.15	to	1.85	(13.12)	to	(12.49)
	December 31, 2001	9,379,991	7.2078	to	12.4795	79,918,982	0.83	1.15	to	1.85	(19.29)	to	(18.70)
SG1
	December 31, 2004	3,351,218	8.6962	to	14.7251	40,429,490		1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.3133	to	13.9839	29,290,904		1.00	to	2.55	(10.25)	to	39.84
	December 31, 2002	729,461	6.6667	to	11.1313	4,997,289		1.00	to	2.05	(31.44)	to	11.31
	December 31, 2001 (a)	204,017	9.7238	to	9.7478	1,985,914		1.15	to	1.85	(2.76)	to	(2.52)
SGS
	December 31, 2004	7,207,008	5.5648	to	7.3502	45,009,582		1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.3050	to	6.9772	47,472,900		1.00	to	1.85	25.18	to	26.25
	December 31, 2002	8,056,046	4.2359	to	5.5475	38,193,061		1.00	to	1.85	(31.40)	to	(30.80)
	December 31, 2001	10,790,691	6.1712	to	9.7341	73,896,639		1.00	to	1.85	(26.04)	to	(25.39)
SI1
	December 31, 2004	1,930,592	12.0538	to	12.6752	24,035,088	5.67	1.15	to	2.25	5.40	to	23.75
	December 31, 2003	1,775,616	11.4507	to	11.8921	20,856,822	4.05	1.15	to	2.25	10.17	to	17.28
	December 31, 2002	1,211,192	10.4234	to	10.6959	12,904,706	3.83	1.00	to	2.30	4.23	to	6.23
	December 31, 2001 (a)	256,166	10.0643	to	10.0890	2,581,663		1.15	to	1.85	0.64	to	0.89
SIS
	December 31, 2004	4,922,159	12.6404	to	13.4491	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.9144	to	12.5915	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
	December 31, 2002	5,060,468	10.7476	to	11.2823	56,213,140	4.38	1.00	to	1.85	5.50	to	6.26
	December 31, 2001	4,516,487	10.1823	to	10.6172	47,304,649	3.32	1.00	to	1.85	1.43	to	17.49
SVS
	December 31, 2004	847,507	11.1803	to	15.8984	11,455,484	0.23	1.15	to	2.25	13.64	to	57.06
	December 31, 2003	696,940	9.6926	to	13.6640	8,170,754	0.09	1.15	to	2.30	(3.07)	to	36.64
	December 31, 2002 (c)	131,129	7.8014	to	10.8817	1,072,102		1.15	to	2.10	(21.99)	to	8.82
TE1
	December 31, 2004	482,254	7.3009	to	15.8084	3,633,413		1.15	to	1.85	0.07	to	0.79
	December 31, 2003	547,602	7.2956	to	15.6925	4,095,386		1.15	to	2.05	(25.82)	to	56.48
	December 31, 2002	292,860	5.1135	to	10.9267	1,507,781		1.15	to	1.85	(47.37)	to	9.27
	December 31, 2001 (a)	97,036	9.7162	to	9.7402	943,990		1.15	to	1.85	(2.84)	to	(2.60)
TEC
	December 31, 2004	6,675,608	3.2606	to	3.6344	23,074,612		1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.2398	to	3.5893	28,352,273		1.00	to	2.50	42.71	to	43.74
	December 31, 2002	5,811,547	2.2680	to	2.5067	14,026,934		1.00	to	1.85	(46.99)	to	(46.53)
	December 31, 2001	7,440,220	4.2737	to	4.6876	33,859,676	0.02	1.00	to	1.85	(40.00)	to	(39.48)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 01, 2002 (commencement of operations) through December 31, 2002.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFJ
	December 31, 2004	35,062,662	$10.9007	to	13.3545	$433,233,722	2.17%	1.00	to	2.55%	8.36	to	32.09%
	December 31, 2003	21,048,945	10.2866	to	12.1619	231,480,462	2.74	1.00	to	2.50	2.87	to	20.93
	December 31, 2002	13,048,289	9.0028	to	10.5361	120,728,633	2.87	1.00	to	2.30	(9.97)	to	5.36
	December 31, 2001 (a)	3,047,596	9.9469	to	9.9714	30,354,276	-	1.15	to	1.85	(0.53)	to	(0.29)
TRS
	December 31, 2004	70,122,337	11.9625	to	30.2533	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.9232	to	27.5211	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
	December 31, 2002	86,032,615	9.4901	to	23.8208	1,430,271,084	3.22	1.00	to	1.85	(68.81)	to	(6.66)
	December 31, 2001	92,999,406	10.2447	to	30.7555	1,718,764,462	3.41	1.00	to	1.85	(1.36)	to	(0.64)
MFE
	December 31, 2004	1,823,681	11.3020	to	19.1479	24,246,657	1.74	1.00	to	2.25	21.17	to	89.62
	December 31, 2003	1,653,827	8.8571	to	14.9068	15,912,021	2.77	1.00	to	2.30	5.51	to	49.07
	December 31, 2002	1,391,497	6.6338	to	11.0847	9,331,003	3.74	1.00	to	2.05	(25.56)	to	10.85
	December 31, 2001 (a)	605,177	8.9110	to	8.9330	5,400,088		1.15	to	1.85	(10.89)	to	(10.67)
UTS
	December 31, 2004	18,353,815	9.3039	to	29.1618	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.2490	to	22.6819	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	22,902,575	5.4038	to	16.8792	210,814,418	3.79	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	32,768,627	7.2083	to	22.4771	406,075,169	3.81	1.00	to	1.85	(25.72)	to	(25.18)
MV1
	December 31, 2004	9,411,407	11.3265	to	14.7447	117,692,787	1.14	1.00	to	2.55	12.24	to	46.02
	December 31, 2003	7,717,616	10.0399	to	12.9572	83,091,042	1.35	1.00	to	2.55	0.40	to	29.11
	December 31, 2002	5,567,204	8.2070	to	10.4844	46,412,389	0.75	1.00	to	2.10	(17.93)	to	4.84
	December 31, 2001 (a)	1,683,747	9.7757	to	9.8015	16,478,083		1.10	to	1.85	(2.24)	to	(1.98)
MVS
	December 31, 2004	22,855,509	11.4346	to	16.0188	332,260,043	1.30	1.00	to	1.85	13.38	to	35.09
	December 31, 2003	23,811,669	10.0749	to	14.0264	304,199,758	1.63	1.15	to	1.85	23.00	to	23.89
	December 31, 2002	25,236,732	8.1828	to	11.3216	261,243,141	0.83	1.00	to	1.85	(15.18)	to	(14.44)
	December 31, 2001	23,493,630	9.6370	to	13.2508	283,811,117	0.50	1.00	to	1.85	(9.21)	to	8.42
OCA
	December 31, 2004	2,178,624	12.2953	to	14.6981	30,806,058	0.22	1.25	to	2.55	3.89	to	43.60
	December 31, 2003	1,528,490	11.8349	to	13.9752	20,450,955	0.02	1.35	to	2.55	18.35	to	39.26
	December 31, 2002 (b)	16,503	10.8085	to	10.8398	178,514		1.35	to	2.05	8.09	to	8.40
OGG
	December 31, 2004 (d)	514,788	12.1774	to	12.3035	6,301,890	0.10	1.25	to	2.30	21.77	to	23.04
OMG
	December 31, 2004	8,686,835	11.1107	to	13.6327	114,799,188	0.25	1.25	to	2.55	6.63	to	34.84
	December 31, 2003	509,155	11.8023	to	12.6618	6,365,427	0.19	1.35	to	2.30	18.02	to	25.99
	December 31, 2002 (b)	17,855	9.5579	to	10.1512	180,752		1.35	to	2.25	(4.42)	to	1.51
OMS
	December 31, 2004	489,698	15.2353	to	16.9475	8,170,089		1.25	to	2.30	16.49	to	67.01
	December 31, 2003	236,889	13.7917	to	14.4153	3,383,961		1.35	to	2.30	37.92	to	43.64
	December 31, 2002 (b)	15,242	10.0990	to	10.1304	154,060		1.35	to	2.10	0.99	to	1.30
PMB
	December 31, 2004 (d)	96,856	15.8431	to	16.7115	1,583,863	4.20	1.25	to	2.25	58.43	to	67.11
PLD
	December 31, 2004 (d)	11,851,375	9.9261	to	10.0564	118,663,580	1.46	1.25	to	2.55	(0.74)	to	0.56
PRR
	December 31, 2004	1,942,972	10.2697	to	12.1722	23,367,250	1.04	1.25	to	2.30	2.70	to	20.98
	December 31, 2003	997,936	11.1063	to	11.3288	11,220,537	1.66	1.35	to	2.30	6.57	to	12.97
	December 31, 2002 (b)	48,547	10.5171	to	10.5497	511,033	3.18	1.35	to	2.10	5.17	to	5.50
PTR
	December 31, 2004	4,491,441	10.1448	to	11.1480	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.9532	to	10.7740	36,064,300	2.54	1.35	to	2.55	(0.47)	to	7.59
	December 31, 2002 (b)	144,063	10.3584	to	10.4113	1,494,943	3.71	1.35	to	2.25	3.58	to	4.11
SSA
	December 31, 2004 (d)	99,939	11.0730	to	11.1712	1,110,866	0.09	1.25	to	2.30	10.73	to	12.78

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Regatta Masters Extra, Regatta Masters Choice, Regatta Masters Access, Regatta Masters Flex, Regatta Masters IV and Regatta Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
IGB
	December 31, 2004 (d)	67,201	$10.2282	to	10.3705	$694,126	4.32%	1.25	to	2.30%	2.28	to	3.71%
SRE
	December 31, 2004 (d)	1,693,151	12.3194	to	12.4577	20,994,795		1.25	to	2.55	23.19	to	24.58
SC3
	December 31, 2004	1,046,871	15.7675	to	18.5935	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.1371	to	14.1883	12,836,641		1.35	to	2.55	21.37	to	41.88
	December 31, 2002 (b)	27,198	10.0602	to	10.0914	273,956	34.66	1.35	to	2.10	0.60	to	0.91

(b) For the period August 5, 2002 (commencement of operations) through December 31, 2002.

(d) For the period February 2, 2004 (commencement of operations) through December 31, 2004.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Report of Independent Registered Public Accounting Firm

To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statements of condition of AIM V.I. Growth Series 2 Sub-Account, AIM V.I. Core Equity Series 2 Sub-Account, AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I Value Sub-Account, AIM V.I. Capital Appreciation Series 2 Sub-Account, AIM V.I. International Growth Series 2 Sub-Account, AIM V.I. Premier Equity Series 2 Sub-Account, Arnhold and S. Bleichroader First Eagle SoGen Overseas Variable Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Alliance VP Quasar Sub-Account, Credit Suisse Institutional Emerging Markets Sub-Account, Credit Suisse Institutional International Equity Sub-Account, Credit Suisse Institutional Global Post-Venture Capital Sub-Account, Credit Suisse Institutional Small Company Growth Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton VIP Growth Securities Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Class 2 Sub-Account, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, Goldman Sachs VIT Capital Growth Sub-Account, INVESCO VIF Dynamics Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan Trust II U.S. Disciplined Equity Sub-Account, J.P. Morgan Trust II International Opportunities Sub-Account, J.P. Morgan Trust II Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Class Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Class Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, PIMCO VIT High Yield Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT Real Return Sub-Account, PIMCO VIT Total Return Sub-Account, Rydex VT Nova Sub-Account, Rydex VT OTC Sub-Account, Salomon Brothers VS Capital Sub-Account, Salomon Brothers VS Investors Sub-Account, Salomon Brothers VS Strategic Bond Sub-Account, Salomon Brothers VS Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, SC Select Equity Sub-Account, SC Blue Chip Mid Cap Sub-Account, SC Investors Foundation Sub-Account, SC Davis Venture Value Sub-Account, SC Davis Financial Sub-Account, SC Value Equity Sub-Account, SC Value Mid Cap Sub-Account, SC Value Small Cap Sub-Account, SC Value Managed Sub-Account, SC Neuberger Berman Mid Cap Value Sub-Account, SC Neuberger Berman Mid Cap Growth Sub-Account, SC Alger Growth Sub-Account, SC Alger Income & Growth Sub-Account, SC Alger Small Capitalization Sub-Account and Sun Capital All Cap Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the ''Sub-Accounts'') as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audit included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal controls over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2004 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 26, 2005

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004
Assets:
Investment in	Shares	Cost	Value
AIM Variable Insurance Fund, Inc

V.I. Growth Fund Series 2 (AG2)	59,196	$782,129	$942,995
V.I. Core Equity Fund Series 2 (AG3)	19,573	355,936	440,009
V.I. Capital Appreciation Fund (AI1)	1,380,357	30,506,547	31,320,299
V.I. Growth Fund (AI2)	2,123,587	31,095,486	34,083,579
V.I. Growth and Income Fund (AI3)	1,566,215	36,302,188	35,396,457
V.I. International Equity Fund (AI4)	1,679,309	24,694,435	33,199,945
V.I. Value Fund (AI5)	258,305	4,829,646	5,501,905
V.I. Capital Appreciation Fund Series 2 (AI7)	42,740	823,046	961,653
V.I. International Growth Fund Series 2 (AI8)	45,302	638,069	890,184
V.I. Premier Equity Fund Series 2 (AI9)	9,474	184,210	200,665
Arnhold and S. Bleichroader Advisers, Inc
First Eagle SoGen Overseas Variable Fund (SGI)	5,194,094	96,625,496	142,733,696
The Alger American Fund
Growth Portfolio (AL1)	1,187,681	49,199,129	41,711,358
Income and Growth Portfolio (AL2)	2,644,239	29,795,868	26,574,605
Small Capitalization Portfolio (AL3)	376,309	6,700,612	7,624,029
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	514,278	10,421,902	11,884,975
Technology Fund (AN2)	139,261	1,854,688	2,100,054
Growth and Income Fund (AN3)	1,937,844	36,054,147	46,256,337
Worldwide Privatization Fund (AN4)	329,164	4,749,192	6,619,491
Quasar Fund (AN5)	246,236	2,398,360	2,839,100
Credit Suisse Institutional Fund, Inc.
Emerging Markets Portfolio (CS1)	95,046	943,194	1,258,405
International Equity Portfolio (CS2)	52,386	557,180	526,477
Global Post-Venture Capital Portfolio (CS3)	44,424	584,140	495,326
Small Company Growth Portfolio (CS4)	140,335	1,818,351	2,147,120
Fidelity Variable Insurance Products Funds
VIP Contrafund (FL1)	1,353,331	28,068,392	35,660,271
VIP Overseas Fund (FL2)	545,134	6,887,197	9,479,881
VIP Growth Fund (FL3)	2,157,242	59,579,402	68,255,138
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2 (FTG)	376,197	4,159,918	4,826,603
Foreign Securities Fund Class 2 (FTI)	336,848	3,953,496	4,833,764
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund (GS2)	463,143	5,387,599	6,669,265
VIT CORE US Equity Fund (GS3)	1,328,700	14,814,710	16,502,450
VIT Growth and Income Fund (GS4)	602,199	6,054,089	7,051,745
VIT International Equity Fund (GS5)	904,702	8,894,874	9,616,986
VIT Capital Growth Fund (GS7)	397,925	3,585,292	4,134,445
INVESCO Variable Investment Funds, Inc.
Dynamics Fund (IV1)	156,518	1,606,342	2,087,945
Small Company Growth Fund (IV2)	245,054	3,049,092	3,776,289
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio (JP1)	789,272	11,603,946	10,726,209
International Opportunities Portfolio (JP2)	440,276	4,270,723	4,895,870
Small Company Portfolio (JP3)	370,685	5,032,091	6,627,851
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio (LA1)	6,941,802	154,998,252	188,678,169
Mid Cap Value (LA2)	5,012,495	77,926,074	104,209,768
International Portfolio (LA3)	456,705	3,187,550	3,909,396
MFS/Sun Life Series Trust
Capital Appreciation Series (CAS)	709,825	14,309,752	13,664,135
Emerging Growth Series (EGS)	1,578,571	24,415,178	24,704,630
Government Securities Series (GSS)	3,087,652	41,554,529	40,633,497
High Yield Series (HYS)	3,610,039	24,039,380	26,425,489
New Discovery S Class (M1A)	3,448,615	37,837,597	46,625,274

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued
MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Massachusetts Investors Growth Stock S Class (M1B)	1,140,571	$9,476,811	$10,664,342
High Yield S Class (MFC)	2,216,938	14,903,065	16,139,308
Capital Appreciation S Class (MFD)	112,073	1,902,689	2,141,711
Utilities S Class (MFE)	520,534	5,577,450	8,083,894
Emerging Growth S Class (MFF)	183,829	2,413,633	2,851,183
Total Return S Class (MFJ)	4,127,795	70,779,090	80,203,065
Government Securities S Class (MFK)	2,122,032	28,665,234	27,798,616
Massachusetts Investors Trust S Class (MFL)	232,828	5,732,909	6,549,463
Massachusetts Investors Growth Stock Series (MIS)	3,115,320	30,611,354	29,346,316
Massachusetts Investors Trust Series (MIT)	913,870	25,862,153	25,835,095
Money Market Series (MMS)	3,575,629	3,575,629	3,575,629
New Discovery Series (NWD)	2,985,706	30,864,546	40,725,025
Total Return Series (TRS)	2,743,589	46,421,570	53,637,156
Utilities Series (UTS)	2,062,353	26,460,043	32,193,336
OCC Accumulation Trust
Equity Portfolio (OP1)	151,480	5,131,280	5,453,264
Mid Cap Portfolio (OP2)	650,595	8,735,312	9,297,001
Small Cap Portfolio (OP3)	87,825	2,465,006	3,174,870
Managed Portfolio (OP4)	40,370	1,621,525	1,724,996
PIMCO Variable Insurance Trust
High Yield Portfolio (PHY)	9,495,486	73,236,233	79,762,081
Emerging Markets Bond Portfolio (PMB)	4,659,812	58,724,879	61,556,121
Real Return Portfolio (PRR)	1,508,122	18,721,692	19,484,937
Total Return Portfolio (PTR)	9,955,325	103,417,108	104,630,468
Rydex Variable Trust
Nova Fund (RX1)	139,851	893,052	1,155,170
OTC Fund (RX2)	203,075	2,487,854	2,922,248
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (SB1)	42,331	602,751	712,430
Investors Fund (SB2)	43,581	549,017	601,852
Strategic Bond Fund (SB3)	283,818	2,957,444	3,087,937
Total Return Fund (SB4)	327,720	3,451,980	3,693,401
Sun Capital Advisers Trust
Sun Capital Money Market Fund (SC1)	102,909,574	102,909,574	102,909,574
Sun Capital Investment Grade Bond Fund (SC2)	5,081,789	49,265,495	51,275,254
Sun Capital Real Estate Fund (SC3)	3,943,477	51,401,216	74,965,502
SC Select Equity Fund (SC4)
SC Blue Chip Mid Cap Fund (SC5)	4,636,572	60,875,650	84,061,042
SC Investors Foundation Fund (SC6)
SC Davis Venture Value Fund (SC7)	4,635,542	39,327,023	49,183,104
SC Davis Financial Fund (SC8)
SC Value Equity Fund (SC9)
SC Value Mid Cap Fund (SCA)
SC Value Small Cap Fund (SCB)	5,552,616	62,377,968	84,455,283
SC Value Managed Fund ( SCC)
SC Neuberger Berman Mid Cap Value Fund (SCH)
SC Neuberger Berman Mid Cap Growth Fund (SCI)
SC Alger Growth Fund (SCJ)
SC Alger Income & Growth Fund (SCK)
SC Alger Small Capitalization Fund (SCL)
Sun Capital All Cap Fund (SCM)	313,698	3,626,882	3,911,815
		$1,873,154,543	$2,167,466,223
Liability:
Payable to Sponsor			(378,546)
Net Assets			$2,167,087,677

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued
Net Assets Applicable to Participants:	Applicable to Participants of		Reserve for
	Deferred Variable Annuity Contracts		Variable
MFS Consolidated Futurity Contracts:	Units	Value	Annuities	Total
AIM Variable Insurance Fund, Inc.
AG2	83,335	$927,116	$15,822	$942,938
AG3	37,182	440,009		440,009
AI1	4,032,429	31,288,440	24,556	31,312,996
AI2	5,955,627	33,991,798	83,485	34,075,283
AI3	4,307,659	35,304,331	88,872	35,393,203
AI4	3,574,144	33,124,209	67,994	33,192,203
AI5	705,233	5,501,905		5,501,905
AI7	83,459	943,131	18,456	961,587
AI8	63,338	890,184		890,184
AI9	17,199	200,665		200,665
Arnhold and S. Bleichroader Advisers, Inc.
SGI	6,913,520	142,626,221	108,040	142,734,261
The Alger American Fund
AL1	5,448,196	41,621,649	89,021	41,710,670
AL2	2,847,367	26,472,993	81,545	26,554,538
AL3	1,007,491	7,591,563	29,766	7,621,329
Alliance Variable Products Series Fund, Inc.
AN1	1,506,718	11,884,975		11,884,975
AN2	281,520	2,100,054		2,100,054
AN3	4,469,640	46,238,978	12,651	46,251,629
AN4	465,307	6,606,248	12,833	6,619,081
AN5	264,939	2,806,004	38,328	2,844,332
Credit Suisse Institutional Fund, Inc.
CS1	80,296	1,229,114	27,356	1,256,470
CS2	53,306	525,794	617	526,411
CS3	45,514	479,261	13,336	492,597
CS4	191,347	2,143,976	2,821	2,146,797
Fidelity Variable Insurance Products Funds
FL1	2,876,581	35,633,767	25,440	35,659,207
FL2	931,307	9,479,881		9,479,881
FL3	7,870,040	68,206,314	44,756	68,251,070
Franklin Templeton Variable Insurance Products Trust
FTG	307,055	4,813,951	12,763	4,826,714
FTI	305,720	4,833,764		4,833,764
Goldman Sachs Variable Insurance Trust
GS2	421,700	6,639,127	24,827	6,663,954
GS3	1,604,359	16,385,094	106,460	16,491,554
GS4	643,199	7,051,742		7,051,742
GS5	993,729	9,579,155	35,307	9,614,462
GS7	444,078	4,134,445		4,134,445
INVESCO Variable Investment Funds, Inc
IV1	236,847	2,087,945		2,087,945
IV2	390,021	3,776,289		3,776,289
J.P. Morgan Series Trust II
JP1	1,162,485	10,645,318	75,951	10,721,269
JP2	496,484	4,879,186	14,638	4,893,824
JP3	511,581	6,625,979	313	6,626,292
Lord Abbett Series Fund, Inc
LA1	14,554,694	188,483,193	188,595	188,671,788
LA2	7,462,770	104,070,062	144,687	104,214,749
LA3	358,522	3,909,396		3,909,396
MFS/Sun Life Series Trust
CAS	1,891,535	13,621,746	38,081	13,659,827
EGS	3,432,360	24,583,020	110,446	24,693,466
GSS	3,177,865	40,557,558	68,235	40,625,793

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Condition - December 31, 2004 - continued
	Applicable to Participants of		Reserve for
	Deferred Variable Annuity Contracts		Variable
MFS/Sun Life Series Trust - continued	Units	Value	Annuities	Total
HYS	2,128,350	$26,324,937	$92,018	$26,416,955
M1A	4,509,615	46,593,261	32,483	46,625,744
M1B	1,147,235	10,664,342		10,664,342
MFC	1,255,887	16,139,308		16,139,308
MFD	228,056	2,141,711		2,141,711
MFE	683,728	8,083,724	162	8,083,886
MFF	296,488	2,851,183		2,851,183
MFJ	6,635,879	80,062,844	133,069	80,195,913
MFK	2,514,641	27,795,694	2,852	27,798,546
MFL	641,452	6,532,570	16,730	6,549,300
MIS	4,227,994	29,261,633	83,792	29,345,425
MIT	2,926,859	25,699,345	114,575	25,813,920
MMS	318,670	3,575,629		3,575,629
NWD	4,180,165	40,671,121	55,382	40,726,503
TRS	4,027,577	53,552,433	77,301	53,629,734
UTS	2,734,745	32,001,455	172,786	32,174,241
OCC Accumulation Trust
OP1	472,824	5,440,126	11,981	5,452,107
OP2	405,762	9,217,104	73,209	9,290,313
OP3	173,617	3,133,240	37,426	3,170,666
OP4	145,797	1,724,996		1,724,996
PIMCO Variable Insurance Trust
PHY	5,662,497	79,708,171	54,285	79,762,456
PMB	3,755,012	61,488,427	66,122	61,554,549
PRR	1,673,196	19,477,396	7,470	19,484,866
PTR	9,586,165	104,588,364	42,395	104,630,759
Rydex Variable Trust
RX1	137,931	1,155,170		1,155,170
RX2	330,956	2,922,248		2,922,248
Salomon Brothers Variable Series Funds, Inc.
SB1	43,010	712,430		712,430
SB2	46,159	601,852		601,852
SB3	208,946	3,051,760	32,677	3,084,437
SB4	311,151	3,678,388	13,794	3,692,182
Sun Capital Advisers Trust
SC1	9,989,638	102,632,057	148,677	102,780,734
SC2	3,916,087	51,113,828	139,125	51,252,953
SC3	3,421,485	74,867,509	97,338	74,964,847
SC4
SC5	5,905,259	83,890,250	159,402	84,049,652
SC6
SC7	4,738,650	49,052,439	109,613	49,162,052
SC8
SC9
SCA
SCB	5,487,756	84,266,135	185,148	84,451,283
SCC
SCH
SCI
SCJ
SCK
SCL
SCM	271,452	3,822,352	90,885	3,913,237
Net Assets		$2,163,430,982	$3,656,695	$2,167,087,677

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004
	AG2	AG3	AI1	AI2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$3,466	$	$
Mortality and expense risk charges	(12,409)	(6,660)	(402,107)	(445,993)
Distribution and administrative expense charges	(1,489)	(799)	(48,253)	(53,519)
Net investment income (loss)	$(13,898)	$(3,993)	$(450,360)	$(499,512)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$18,720	$9,203	$(2,188,696)	$(1,706,194)
Realized gain distributions
Net realized gains (losses)	$18,720	$9,203	$(2,188,696)	$(1,706,194)

Net unrealized appreciation (depreciation) on investments:
End of year	$160,866	$84,073	$813,752	$2,988,093
Beginning of year	98,368	61,454	(3,298,574)	(1,334,646)
Change in unrealized appreciation (depreciation)	$62,498	$22,619	$4,112,326	$4,322,739

Realized and unrealized gains (losses)	$81,218	$31,822	$1,923,630	$2,616,545
Increase (Decrease) in net assets from operations	$67,320	$27,829	$1,473,270	$2,117,033

	AI3	AI4	AI5	AI7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$335,990	$196,489	$24,739	$
Mortality and expense risk charges	(470,717)	(394,264)	(76,097)	(12,503)
Distribution and administrative expense charges	(56,486)	(47,312)	(9,132)	(1,500)
Net investment income (loss)	$(191,213)	$(245,087)	$(60,490)	$(14,003)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(1,773,349)	$510,223	$(12,250)	$54,524
Realized gain distributions
Net realized gains (losses)	$(1,773,349)	$510,223	$(12,250)	$54,524

Net unrealized appreciation (depreciation) on investments:
End of year	$(905,731)	$8,505,510	$672,259	$138,607
Beginning of year	(5,326,654)	2,608,898	377,688	135,569
Change in unrealized appreciation (depreciation)	$4,420,923	$5,896,612	$294,571	$3,038

Realized and unrealized gains (losses)	$2,647,574	$6,406,835	$282,321	$57,562
Increase (Decrease) in net assets from operations	$2,456,361	$6,161,748	$221,831	$43,559

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004
	AI8	AI9	SGI	AL1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,173	$617	$3,038,471	$
Mortality and expense risk charges	(11,181)	(2,579)	(1,767,551)	(588,787)
Distribution and administrative expense charges	(1,342)	(310)	(212,106)	(70,654)
Net investment income (loss)	$(8,350)	$(2,272)	$1,058,814	$(659,441)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$38,448	$3,436	$7,445,875	$(5,955,487)
Realized gain distributions			3,187,904
Net realized gains (losses)	$38,448	$3,436	$10,633,779	$(5,955,487)

Net unrealized appreciation (depreciation) on investments:
End of year	$252,115	$16,455	$46,108,200	$(7,487,771)
Beginning of year	125,704	10,453	29,543,664	(15,423,050)
Change in unrealized appreciation (depreciation)	$126,411	$6,002	$16,564,536	$7,935,279

Realized and unrealized gains (losses)	$164,859	$9,438	$27,198,315	$1,979,792
Increase (Decrease) in net assets from operations	$156,509	$7,166	$28,257,129	$1,320,351

	AL2	AL3	AN1	AN2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$163,628	$	$	$
Mortality and expense risk charges	(379,717)	(100,193)	(151,581)	(32,474)
Distribution and administrative expense charges	(45,566)	(12,023)	(18,190)	(3,897)
Net investment income (loss)	$(261,655)	$(112,216)	$(169,771)	$(36,371)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,944,851)	$(342,483)	$(73,150)	$156,587
Realized gain distributions
Net realized gains (losses)	$(2,944,851)	$(342,483)	$(73,150)	$156,587

Net unrealized appreciation (depreciation) on investments:
End of year	$(3,221,263)	$923,417	$1,463,073	$245,366
Beginning of year	(8,006,971)	(577,271)	480,912	349,964
Change in unrealized appreciation (depreciation)	$4,785,708	$1,500,688	$982,161	$(104,598)

Realized and unrealized gains (losses)	$1,840,857	$1,158,205	$909,011	$51,989
Increase (Decrease) in net assets from operations	$1,579,202	$1,045,989	$739,240	$15,618

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	AN3	AN4	AN5	CS1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$335,785	$5,063	$	$3,416
Mortality and expense risk charges	(596,334)	(67,572)	(25,054)	(14,945)
Distribution and administrative expense charges	(71,560)	(8,109)	(3,007)	(1,793)
Net investment income (loss)	$(332,109)	$(70,618)	$(28,061)	$(13,322)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$450,067	$390,727	$106,554	$(34,402)
Realized gain distributions
Net realized gains (losses)	$450,067	$390,727	$106,554	$(34,402)

Net unrealized appreciation (depreciation) on investments:
End of year	$10,202,190	$1,870,299	$440,740	$315,211
Beginning of year	6,221,720	1,060,062	228,160	22,574
Change in unrealized appreciation (depreciation)	$3,980,470	$810,237	$212,580	$292,637

Realized and unrealized gains (losses)	$4,430,537	$1,200,964	$319,134	$258,235
Increase (Decrease) in net assets from operations	$4,098,428	$1,130,346	$291,073	$244,913

	CS2	CS3	CS4	FL1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$5,596	$	$	$54,336
Mortality and expense risk charges	(6,881)	(5,728)	(24,387)	(408,660)
Distribution and administrative expense charges	(826)	(687)	(2,926)	(49,039)
Net investment income (loss)	$(2,111)	$(6,415)	$(27,313)	$(403,363)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(71,860)	$(52,055)	$111,195	$930,705
Realized gain distributions
Net realized gains (losses)	$(71,860)	$(52,055)	$111,195	$930,705

Net unrealized appreciation (depreciation) on investments:
End of year	$(30,703)	$(88,814)	$328,769	$7,591,879
Beginning of year	(170,289)	(214,801)	267,413	4,087,895
Change in unrealized appreciation (depreciation)	$139,586	$125,987	$61,356	$3,503,984

Realized and unrealized gains (losses)	$67,726	$73,932	$172,551	$4,434,689
Increase (Decrease) in net assets from operations	$65,615	$67,517	$145,238	$4,031,326

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	FL2	FL3	FTG	FTI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$96,894	$79,330	$29,577	$39,542
Mortality and expense risk charges	(120,986)	(905,925)	(44,812)	(52,348)
Distribution and administrative expense charges	(14,518)	(108,711)	(5,377)	(6,282)
Net investment income (loss)	$(38,610)	$(935,306)	$(20,612)	$(19,088)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$625,993	$357,705	$95,121	$224,975
Realized gain distributions
Net realized gains (losses)	$625,993	$357,705	$95,121	$224,975

Net unrealized appreciation (depreciation) on investments:
End of year	$2,592,684	$8,675,736	$666,685	$880,268
Beginning of year	2,183,191	7,287,589	205,084	431,806
Change in unrealized appreciation (depreciation)	$409,493	$1,388,147	$461,601	$448,462

Realized and unrealized gains (losses)	$1,035,486	$1,745,852	$556,722	$673,437
Increase (Decrease) in net assets from operations	$996,876	$810,546	$536,110	$654,349

	GS2	GS3	GS4	GS5
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$11,827	$172,824	$98,962	$100,000
Mortality and expense risk charges	(82,893)	(198,404)	(79,883)	(104,276)
Distribution and administrative expense charges	(9,947)	(23,809)	(9,586)	(12,513)
Net investment income (loss)	$(81,013)	$(49,389)	$9,493	$(16,789)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$654,303	$(159,075)	$2,841	$(449,393)
Realized gain distributions	303,165
Net realized gains (losses)	$957,468	$(159,075)	$2,841	$(449,393)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,281,666	$1,687,740	$997,656	$722,112
Beginning of year	1,213,136	(460,310)	(3,016)	(679,323)
Change in unrealized appreciation (depreciation)	$68,530	$2,148,050	$1,000,672	$1,401,435

Realized and unrealized gains (losses)	$1,025,998	$1,988,975	$1,003,513	$952,042
Increase (Decrease) in net assets from operations	$944,985	$1,939,586	$1,013,006	$935,253

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	GS7	IV1	IV2	JP1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$27,534	$	$	$92,206
Mortality and expense risk charges	(45,718)	(24,088)	(44,898)	(147,673)
Distribution and administrative expense charges	(5,486)	(2,891)	(5,388)	(17,721)
Net investment income (loss)	$(23,670)	$(26,979)	$(50,286)	$(73,188)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$27,037	$175,707	$61,232	$(386,078)
Realized gain distributions
Net realized gains (losses)	$27,037	$175,707	$61,232	$(386,078)

Net unrealized appreciation (depreciation) on investments:
End of year	$549,153	$481,603	$727,197	$(877,737)
Beginning of year	264,392	388,225	295,015	(2,120,742)
Change in unrealized appreciation (depreciation)	$284,761	$93,378	$432,182	$1,243,005

Realized and unrealized gains (losses)	$311,798	$269,085	$493,414	$856,927
Increase (Decrease) in net assets from operations	$288,128	$242,106	$443,128	$783,739

	JP2	JP3	LA1	LA2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$27,323	$	$1,491,399	$277,258
Mortality and expense risk charges	(59,346)	(75,346)	(2,354,512)	(1,237,089)
Distribution and administrative expense charges	(7,121)	(9,042)	(282,541)	(148,451)
Net investment income (loss)	$(39,144)	$(84,388)	$(1,145,654)	$(1,108,282)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(157,281)	$3,597	$2,013,449	$2,659,190
Realized gain distributions			1,516,028	1,412,390
Net realized gains (losses)	$(157,281)	$3,597	$3,529,477	$4,071,580

Net unrealized appreciation (depreciation) on investments:
End of year	$625,147	$1,595,760	$33,679,917	$26,283,694
Beginning of year	(290,752)	188,895	17,412,983	10,607,019
Change in unrealized appreciation (depreciation)	$915,899	$1,406,865	$16,266,934	$15,676,675

Realized and unrealized gains (losses)	$758,618	$1,410,462	$19,796,411	$19,748,255
Increase (Decrease) in net assets from operations	$719,474	$1,326,074	$18,650,757	$18,639,973

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, |
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	LA3	CAS	EGS	GSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,502	$8,457	$	$2,690,643
Mortality and expense risk charges	(37,251)	(172,920)	(327,783)	(605,014)
Distribution and administrative expense charges	(4,470)	(20,750)	(39,334)	(72,602)
Net investment income (loss)	$(37,219)	$(185,213)	$(367,117)	$2,013,027

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$174,990	$(1,509,131)	$(2,428,035)	$(275,654)
Realized gain distributions
Net realized gains (losses)	$174,990	$(1,509,131)	$(2,428,035)	$(275,654)

Net unrealized appreciation (depreciation) on investments:
End of year	$721,846	$(645,617)	$289,452	$(921,032)
Beginning of year	321,831	(3,515,695)	(4,974,831)	(224,690)
Change in unrealized appreciation (depreciation)	$400,015	$2,870,078	$5,264,283	$(696,342)

Realized and unrealized gains (losses)	$575,005	$1,360,947	$2,836,248	$(971,996)
Increase (Decrease) in net assets from operations	$537,786	$1,175,734	$2,469,131	$1,041,031

	HYS	M1A	M1B	MFC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,121,801	$	$	$1,197,424
Mortality and expense risk charges	(346,187)	(641,903)	(142,276)	(220,439)
Distribution and administrative expense charges	(41,543)	(77,028)	(17,073)	(26,453)
Net investment income (loss)	$1,734,071	$(718,931)	$(159,349)	$950,532

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$153,249	$1,148,181	$18,506	$582,246
Realized gain distributions
Net realized gains (losses)	$153,249	$1,148,181	$18,506	$582,246

Net unrealized appreciation (depreciation) on investments:
End of year	$2,386,109	$8,787,677	$1,187,531	$1,236,243
Beginning of year	2,248,658	6,813,438	296,395	1,675,082
Change in unrealized appreciation (depreciation)	$137,451	$1,974,239	$891,136	$(438,839)

Realized and unrealized gains (losses)	$290,700	$3,122,420	$909,642	$143,407
Increase (Decrease) in net assets from operations	$2,024,771	$2,403,489	$750,293	$1,093,939

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	MFD	MFE	MFF	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$119,829	$	$1,803,043
Mortality and expense risk charges	(26,557)	(90,165)	(35,332)	(1,152,754)
Distribution and administrative expense charges	(3,187)	(10,820)	(4,240)	(138,331)
Net investment income (loss)	$(29,744)	$18,844	$(39,572)	$511,958

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$10,810	$298,733	$52,761	$946,894
Realized gain distributions
Net realized gains (losses)	$10,810	$298,733	$52,761	$946,894

Net unrealized appreciation (depreciation) on investments:
End of year	$239,022	$2,506,444	$437,550	$9,423,975
Beginning of year	59,339	1,051,636	176,409	4,271,340
Change in unrealized appreciation (depreciation)	$179,683	$1,454,808	$261,141	$5,152,635

Realized and unrealized gains (losses)	$190,493	$1,753,541	$313,902	$6,099,529
Increase (Decrease) in net assets from operations	$160,749	$1,772,385	$274,330	$6,611,487

	MFK	MFL	MIS	MIT
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,693,012	$57,030	$20,637	$261,203
Mortality and expense risk charges	(430,192)	(91,414)	(395,276)	(333,142)
Distribution and administrative expense charges	(51,623)	(10,970)	(47,433)	(39,977)
Net investment income (loss)	$1,211,197	$(45,354)	$(422,072)	$(111,916)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(371,695)	$75,501	$(3,259,913)	$(1,506,754)
Realized gain distributions
Net realized gains (losses)	$(371,695)	$75,501	$(3,259,913)	$(1,506,754)

Net unrealized appreciation (depreciation) on investments:
End of year	$(866,618)	$816,554	$(1,265,038)	$(27,058)
Beginning of year	(642,025)	291,460	(6,996,387)	(4,105,454)
Change in unrealized appreciation (depreciation)	$(224,593)	$525,094	$5,731,349	$4,078,396

Realized and unrealized gains (losses)	$(596,288)	$600,595	$2,471,436	$2,571,642
Increase (Decrease) in net assets from operations	$614,909	$555,241	$2,049,364	$2,459,726

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	MMS		NWD	TRS	UTS
	Sub-Account		Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income		$30,440	$	$1,334,824	$567,225
Mortality and expense risk charges		(44,833)	(504,311)	(693,581)	(372,263)
Distribution and administrative expense charges		(5,380)	(60,517)	(83,230)	(44,672)
Net investment income (loss)		$(19,773)	$(564,828)	$558,013	$150,290

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$		$(395,977)	$343,916	$(1,837,513)
Realized gain distributions
Net realized gains (losses)	$		$(395,977)	$343,916	$(1,837,513)

Net unrealized appreciation (depreciation) on investments:
End of year	$		$9,860,479	$7,215,586	$5,733,293
Beginning of year			6,624,324	3,141,663	(3,348,840)
Change in unrealized appreciation (depreciation)	$		$3,236,155	$4,073,923	$9,082,133

Realized and unrealized gains (losses)	$		$2,840,178	$4,417,839	$7,244,620
Increase (Decrease) in net assets from operations		$(19,773)	$2,275,350	$4,975,852	$7,394,910

	OP1	OP2	OP3	OP4
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$55,567	$9,043	$1,605	$27,967
Mortality and expense risk charges	(68,461)	(117,976)	(40,876)	(22,903)
Distribution and administrative expense charges	(8,215)	(14,157)	(4,905)	(2,748)
Net investment income (loss)	$(21,109)	$(123,090)	$(44,176)	$2,316

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$16,652	$173,670	$121,566	$18,540
Realized gain distributions		1,529,254
Net realized gains (losses)	$16,652	$1,702,924	$121,566	$18,540

Net unrealized appreciation (depreciation) on investments:
End of year	$321,984	$561,689	$709,864	$103,471
Beginning of year	(212,376)	679,588	302,537	(21,771)
Change in unrealized appreciation (depreciation)	$534,360	$(117,899)	$407,327	$125,242

Realized and unrealized gains (losses)	$551,012	$1,585,025	$528,893	$143,782
Increase (Decrease) in net assets from operations	$529,903	$1,461,935	$484,717	$146,098

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	PHY	PMB	PRR	PTR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,840,571	$2,236,142	$174,271	$1,840,041
Mortality and expense risk charges	(1,055,117)	(813,581)	(237,985)	(1,409,574)
Distribution and administrative expense charges	(126,614)	(97,630)	(28,558)	(169,149)
Net investment income (loss)	$3,658,840	$1,324,931	$(92,272)	$261,318

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,473,132	$1,412,823	$140,815	$307,683
Realized gain distributions		3,343,173	596,623	1,509,247
Net realized gains (losses)	$1,473,132	$4,755,996	$737,438	$1,816,930

Net unrealized appreciation (depreciation) on investments:
End of year	$6,525,848	$2,831,242	$763,245	$1,213,360
Beginning of year	6,075,798	3,118,728	175,279	334,849
Change in unrealized appreciation (depreciation)	$450,050	$(287,486)	$587,966	$878,511

Realized and unrealized gains (losses)	$1,923,182	$4,468,510	$1,325,404	$2,695,441
Increase (Decrease) in net assets from operations	$5,582,022	$5,793,441	$1,233,132	$2,956,759

	RX1	RX2	SB1	SB2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$548	$	$3,704	$8,473
Mortality and expense risk charges	(17,212)	(47,964)	(8,536)	(7,174)
Distribution and administrative expense charges	(2,065)	(5,756)	(1,024)	(861)
Net investment income (loss)	$(18,729)	$(53,720)	$(5,856)	$438

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$158,215	$319,380	$6,188	$4,932
Realized gain distributions				0
Net realized gains (losses)	$158,215	$319,380	$6,188	$4,932

Net unrealized appreciation (depreciation) on investments:
End of year	$262,118	$434,394	$109,679	$52,835
Beginning of year	250,682	645,947	59,845	8,233
Change in unrealized appreciation (depreciation)	$11,436	$(211,553)	$49,834	$44,602

Realized and unrealized gains (losses)	$169,651	$107,827	$56,022	$49,534
Increase (Decrease) in net assets from operations	$150,922	$54,107	$50,166	$49,972

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	SB3	SB4	SC1		SC2
	Sub-Account	Sub-Account	Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$140,942	$66,249		$762,307	$2,603,835
Mortality and expense risk charges	(38,021)	(47,134)		(1,331,536)	(723,596)
Distribution and administrative expense charges	(4,563)	(5,656)		(159,784)	(86,832)
Net investment income (loss)	$98,358	$13,459		$(729,013)	$1,793,407

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$45,707	$62,717		$6	$727,506
Realized gain distributions	53,918	66,997			355,578
Net realized gains (losses)	$99,625	$129,714		$6	$1,083,084

Net unrealized appreciation (depreciation) on investments:
End of year	$130,493	$241,421	$		$2,009,759
Beginning of year	174,123	146,531			2,447,468
Change in unrealized appreciation (depreciation)	$(43,630)	$94,890	$		$(437,709)

Realized and unrealized gains (losses)	$55,995	$224,604		$6	$645,375
Increase (Decrease) in net assets from operations	$154,353	$238,063		$(729,007)	$2,438,782

	SC3	SC4		SC5	SC6
	Sub-Account	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,118,191	$		$	$
Mortality and expense risk charges	(922,544)		(59,980)	(1,023,248)		(34,623)
Distribution and administrative expense charges	(110,705)		(7,197)	(122,790)		(4,155)
Net investment income (loss)	$84,942		$(67,177)	$(1,146,038)		$(38,778)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$4,020,237		$335,803	$2,059,352		$140,369
Realized gain distributions	2,557,718
Net realized gains (losses)	$6,577,955		$335,803	$2,059,352		$140,369

Net unrealized appreciation (depreciation) on investments:
End of year	$23,564,286	$		$23,185,392	$
Beginning of year	11,415,878		503,902	13,482,501		217,072
Change in unrealized appreciation (depreciation)	$12,148,408		$(503,902)	$9,702,891		$(217,072)

Realized and unrealized gains (losses)	$18,726,363		$(168,099)	$11,762,243		$(76,703)
Increase (Decrease) in net assets from operations	$18,811,305		$(235,276)	$10,616,205		$(115,481)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	SC7	SC8	SC9		SCA
	Sub-Account	Sub-Account	Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$296,517	$32,855	$		$
Mortality and expense risk charges	(599,481)	(51,638)		(33,542)		(131,004)
Distribution and administrative expense charges	(71,938)	(6,197)		(4,025)		(15,721)
Net investment income (loss)	$(374,902)	$(24,980)		$(37,567)		$(146,725)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$899,203	$943,111		$334,248		$3,101,677
Realized gain distributions						283,092
Net realized gains (losses)	$899,203	$943,111		$334,248		$3,384,769

Net unrealized appreciation (depreciation) on investments:
End of year	$9,856,081	$	$		$
Beginning of year	5,593,155	1,076,873		279,442		2,938,391
Change in unrealized appreciation (depreciation)	$4,262,926	$(1,076,873)		$(279,442)		$(2,938,391)

Realized and unrealized gains (losses)	$5,162,129	$(133,762)		$54,806		$446,378
Increase (Decrease) in net assets from operations	$4,787,227	$(158,742)		$17,239		$299,653

	SCB	SCC	SCH	SCI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$	$124	$882	$
Mortality and expense risk charges	(1,056,660)	(24,892)	(53,277)		(40,078)
Distribution and administrative expense charges	(126,799)	(2,987)	(6,393)		(4,809)
Net investment income (loss)	$(1,183,459)	$(27,755)	$(58,788)		$(44,887)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,560,426	$331,854	$1,624,379		$433,219
Realized gain distributions	6,287,575		89,358
Net realized gains (losses)	$8,848,001	$331,854	$1,713,737		$433,219

Net unrealized appreciation (depreciation) on investments:
End of year	$22,077,315	$	$	$
Beginning of year	17,927,912	321,287	1,362,090		449,066
Change in unrealized appreciation (depreciation)	$4,149,403	$(321,287)	$(1,362,090)		$(449,066)

Realized and unrealized gains (losses)	$12,997,404	$10,567	$351,647		$(15,847)
Increase (Decrease) in net assets from operations	$11,813,945	$(17,188)	$292,859		$(60,734)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2004 - continued
	SCJ		SCK		SCL		SCM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
Income and Expenses:
Dividend income	$		$		$		$9,809
Mortality and expense risk charges		(71,463)		(53,516)		(32,417)	(36,310)
Distribution and administrative expense charges		(8,575)		(6,422)		(3,890)	(4,357)
Net investment income (loss)		$(80,038)		$(59,938)		$(36,307)	$(30,858)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares		$1,180,428		$1,022,815		$719,287	$249,493
Realized gain distributions						106,456	342,169
Net realized gains (losses)		$1,180,428		$1,022,815		$825,743	$591,662

Net unrealized appreciation (depreciation) on investments:
End of year	$		$		$		$284,933
Beginning of year		1,599,566		1,100,632		795,927	277,591
Change in unrealized appreciation (depreciation)		$(1,599,566)		$(1,100,632)		$(795,927)	$7,342

Realized and unrealized gains (losses)		$(419,138)		$(77,817)		$29,816	$599,004
Increase (Decrease) in net assets from operations		$(499,176)		$(137,755)		$(6,491)	$568,146

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets
	AG2		AG3		AI1		AI2		AI3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(13,898)	$(6,749)	$(3,993)	$(1,290)	$(450,360)	$(412,130)	$(499,512)	$(491,116)	$(191,213)	$(163,429)
Net realized gains (losses)	18,720	9,107	9,203	2,342	(2,188,696)	(4,858,744)	(1,706,194)	(8,006,836)	(1,773,349)	(5,262,268)
Net unrealized gains (losses)	62,498	102,079	22,619	64,410	4,112,326	12,158,855	4,322,739	17,075,845	4,420,923	12,689,643
Increase (Decrease) in net assets from
operations	$67,320	$104,437	$27,829	$65,462	$1,473,270	$6,887,981	$2,117,033	$8,577,893	$2,456,361	$7,263,946

Participant Transactions:
Accumulation Activity:
Purchase payments received	$101,545	$391,380	$13,440	$247,301	$213,821	$321,705	$276,308	$357,304	$245,743	$696,349
Net transfers between Sub-Accounts and
Fixed Account	239,938	23,501	(8,190)	41,916	234,950	779,509	(2,055,966)	(2,986,403)	(2,338,242)	(2,429,952)
Withdrawals, surrenders, annuitizations and
contract charges	(24,108)	(47,086)	(13,643)	(37,994)	(2,825,586)	(2,277,945)	(3,045,744)	(3,264,535)	(3,053,815)	(3,524,764)
Net accumulation activity	$317,375	$367,795	$(8,393)	$251,223	$(2,376,815)	$(1,176,731)	$(4,825,402)	$(5,893,634)	$(5,146,314)	$(5,258,367)

Annuitization Activity:
Annuitizations	$	$14,185	$	$	$	$	$37,004	$	$	$
Annuity payments and contract charges	(837)	(205)			(2,251)	(3,904)	(17,556)	(12,023)	(14,839)	(13,431)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(215)	158			(755)	(4,323)	(1,787)	(2,430)	(1,305)	(1,591)
Net annuitization activity	$(1,052)	$14,138	$	$	$(3,006)	$(8,227)	$17,661	$(14,453)	$(16,144)	$(15,022)
Increase (Decrease) in net assets from participant
owner transactions	$316,323	$381,933	$(8,393)	$251,223	$(2,379,821)	$(1,184,958)	$(4,807,741)	$(5,908,087)	$(5,162,458)	$(5,273,389)

Increase (Decrease) in net assets	$383,643	$486,370	$19,436	$316,685	$(906,551)	$5,703,023	$(2,690,708)	$2,669,806	$(2,706,097)	$1,990,557

Net Assets:
Beginning of year	$559,295	$72,925	$420,573	$103,888	$32,219,547	$26,516,524	$36,765,991	$34,096,185	$38,099,300	$36,108,743
End of year	$942,938	$559,295	$440,009	$420,573	$31,312,996	$32,219,547	$34,075,283	$36,765,991	$35,393,203	$38,099,300

Unit Transactions:
Beginning of year	47,672	9,933	37,791	11,314	4,349,721	4,517,822	6,855,680	8,105,745	4,977,326	5,737,435
Purchased	8,206	38,904	1,122	26,137	30,672	50,859	48,853	76,771	31,424	104,234
Transferred between Sub-Accounts and Fixed
Accumulation Account	29,248	2,722	(647)	3,893	35,719	115,904	(412,755)	(660,546)	(311,766)	(360,030)
Withdrawn, Surrendered and Annuitized	(1,791)	(3,887)	(1,084)	(3,553)	(383,683)	(334,864)	(536,151)	(666,290)	(389,325)	(504,313)
End of year	83,335	47,672	37,182	37,791	4,032,429	4,349,721	5,955,627	6,855,680	4,307,659	4,977,326

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AI4 Sub-Account			AI5 Sub-Account				AI7 Sub-Account			AI8 Sub-Account				AI9 Sub-Account

	Year Ended December 31, 2004	Period Ended December 31, 2003		Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2004		Year Ended December 31, 2003	Year Ended December 31, 2004		Period Ended December 31, 2003		Year Ended December 31, 2004		Year Ended December 31, 2003

Operations:
Net investment income (loss)	$(245,087)		$(231,751)		$(60,490)		$(70,670)		$(14,003)	$(9,815)		$(8,350)		$(5,186)		$(2,272)		$(775)
Net realized gains (losses)	510,223		(1,813,568)		(12,250)		(565,983)		54,524	12,103		38,448		45,978		3,436		2,539
Net unrealized gains (losses)	5,896,612		8,590,545		294,571		1,857,677		3,038	139,977		126,411		124,494		6,002		11,306
Increase (Decrease) in net assets from
operations	$6,161,748		$6,545,226		$221,831		$1,221,024		$43,559	$142,265		$156,509		$165,286		$7,166		$13,070

Participant Transactions:
Accumulation Activity:
Purchase payments received	$161,853		$278,357		$76,225		$500,244		$39,887	$427,968		$2,922		$309,633		$5,430		$120,747
Net transfers between Sub-Accounts and
Fixed Account	(497,942)		409,076		(403,410)		(134,300)		140,023	169,018		60,285		209,284		75,065		5,288
Withdrawals, surrenders, annuitizations and
contract charges	(2,377,105)		(2,958,987)		(651,312)		(339,530)		(77,582)	(56,519)		(41,016)		(7,114)		(15,012)		(29,107)
Net accumulation activity	$(2,713,194)		$(2,271,554)		$(978,497)		$26,414		$102,328	$540,467		$22,191		$511,803		$65,483		$96,928

Annuitization Activity:
Annuitizations	$21,950	$		$		$		$		$16,705	$		$		$		$
Annuity payments and contract charges	(12,871)		(9,816)						(980)	(242)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(2,331)		(1,912)						(252)	186
Net annuitization activity	$6,748		$(11,728)	$		$			$(1,232)	$16,649	$		$		$		$
Increase (Decrease) in net assets from participant
owner transactions	$(2,706,446)		$(2,283,282)		$(978,497)		$26,414		$101,096	$557,116		$22,191		$511,803		$65,483		$96,928

Increase (Decrease) in net assets	$3,455,302		$4,261,944		$(756,666)		$1,247,438		$144,655	$699,381		$178,700		$677,089		$72,649		$109,998

Beginning of year	$29,736,901		$25,474,957		$6,258,571		$5,011,133		$816,932	$117,551		$711,484		$34,395		$128,016		$18,018
End of year	$33,192,203		$29,736,901		$5,501,905		$6,258,571		$961,587	$816,932		$890,184		$711,484		$200,665		$128,016

Unit Transactions:
Beginning of year	3,910,999		4,224,313		836,085		824,629		72,162	14,094		60,796		4,093		11,352		2,289
Purchased	19,219		42,228		10,276		78,391		3,787	44,031		239		33,768		482		11,126
Transferred between Sub-Accounts and Fixed
Accumulation Account	(78,047)		121,876		(53,237)		(15,919)		13,180	18,787		5,491		23,639		6,990		433
Withdrawn, Surrendered and Annuitized	(278,027)		(477,418)		(87,891)		(51,016)		(5,670)	(4,750)		(3,188)		(704)		(1,625)		(2,496)
End of year	3,574,144		3,910,999		705,233		836,085		83,459	72,162		63,338		60,796		17,199		11,352

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SGI Sub-Account			AL1 Sub-Account				AL2 Sub-Account			AL3 Sub-Account				AN1 Sub-Account
	Year Ended December 31, 2004		Year Ended December 31, 2003	Year Ended December 31, 2004		Period Ended December 31, 2003		Year Ended December 31, 2004	Year Ended December 31, 2003		Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2004		Period Ended December 31, 2003
Operations:
Net investment income (loss)		$1,058,814	$(999,890)		$(659,441)		$(687,790)	$(261,655)		$(342,182)		$(112,216)		$(110,126)		$(169,771)		$(127,335)
Net realized gains (losses)		10,633,779	3,906,752		(5,955,487)		(7,922,623)	(2,944,851)		(4,513,553)		(342,483)		(1,331,706)		(73,150)		(377,642)
Net unrealized gains (losses)		16,564,536	25,668,616		7,935,279		22,253,603	4,785,708		12,291,266		1,500,688		3,995,415		982,161		2,190,690
Increase (Decrease) in net assets from
operations		$28,257,129	$28,575,478		$1,320,351		$13,643,190	$1,579,202		$7,435,531		$1,045,989		$2,553,583		$739,240		$1,685,713

Participant Transactions:
Accumulation Activity:
Purchase payments received		$9,488,136	14,650,063		149,631		146,171	193,890		268,911		20,038		77,023		139,872		624,935
Net transfers between Sub-Accounts and
Fixed Account		12,576,623	17,039,107		(6,154,127)		(4,014,291)	(4,966,421)		(3,321,959)		(942,584)		(998,517)		242,332		4,020,745)
Withdrawals, surrenders, annuitizations and
contract charges		(7,972,357)	(4,453,920)		(4,659,809)		(4,185,300)	(2,804,426)		(2,611,651)		(674,293)		(801,537)		(1,237,558)		(531,630)
Net accumulation activity		$14,092,402	$27,235,250		$(10,664,305)		$(8,053,420)	$(7,576,957)		$(5,664,699)		$(1,596,839)		$(1,723,031)		$(855,354)		$4,114,050)

Annuitization Activity:
Annuitizations	$		$64,086	$		$		$6,962	$		$		$		$		$
Annuity payments and contract charges		(13,965)	(3,481)		(11,472)		(11,109)	(36,531)		(38,533)		(4,312)		(3,979)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		704	(139)		(1,098)		2,613)	(3,001)		(5,819)		(761)		(892)
Net annuitization activity		$(13,261)	$60,466		$(12,570)		$(8,496)	$(32,570)		$(44,352)		$(5,073)		$(4,871)	$		$
Increase (Decrease) in net assets from participant
owner transactions		$14,079,141	$27,295,716		$(10,676,875)		$(8,061,916)	$(7,609,527)		$(5,709,051)		$(1,601,912)		$(1,727,902)		$(855,354)		$4,114,050

Increase (Decrease) in net assets		$42,336,270	55,871,194		(9,356,524)		5,581,274)	(6,030,325)		1,726,480		(555,923)		825,681		(116,114)		5,799,763

Net Assets:
Beginning of year		$100,397,991	$44,526,797		$51,067,194		$45,485,920	$32,584,863		$30,858,383		$8,177,252		$7,351,571		$12,001,089		$6,201,326
End of year		$142,734,261	$100,397,991		$41,710,670		$51,067,194	$26,554,538		$32,584,863		$7,621,329		$8,177,252		$11,884,975		$12,001,089

Unit Transactions:
Beginning of year		6,087,549	3,996,990		6,967,886		8,205,394	3,733,810		4,500,052		1,243,757		1,566,452		1,617,322		1,052,237
Purchased		568,264	1,114,653		21,012		24,896	25,965		34,283		3,157		15,959		16,440		75,099
Transferred between Sub-Accounts and Fixed
Accumulation Account		708,320	1,324,432		(892,099)		(630,934)	(589,666)		(468,230)		(140,722)		(190,868)		38,721		570,942
Withdrawn, Surrendered and Annuitized		(450,613)	(348,526)		(648,603))		(631,470)	(322,742)		(332,295)		(98,701)		(147,786)		(165,765)		(80,956)
End of year		6,913,520	6,087,549		5,448,196		6,967,886	2,847,367		3,733,810		1,007,491		1,243,757		1,506,718		1,617,322

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	AN2		AN3		AN4		AN5		CS1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(36,371)	$(31,692)	$(332,109)	$(227,434)	$(70,618)	$(15,233)	$(28,061)	$(11,403)	$(13,322)	$(13,014)
Net realized gains (losses)	156,587	(270,318)	450,067	(1,486,674)	390,727	51,211	106,554	(8,226)	(34,402)	(167,291)
Net unrealized gains (losses)	(104,598)	936,866	3,980,470	11,731,022	810,237	1,136,428	212,580	311,400	292,637	509,369
Increase (Decrease) in net assets from
operations	$15,618	$634,856	$4,098,428	$10,016,914	$1,130,346	$1,172,406	$291,073	$291,771	$244,913	$329,064

Participant Transactions:
Accumulation Activity:
Purchase payments received	$84,289	$162,477	$655,705	$3,017,537	$97,207	$560,559	$11,498	$46,365	$1,045	$(670)
Net transfers between Sub-Accounts and
Fixed Account	(685,741)	766,839	610,724	7,920,314	1,702,760	736,746	1,508,304	376,580	181,549	(109,453)
Withdrawals, surrenders, annuitizations and
contract charges	(131,875)	(186,647)	(5,171,691)	(2,427,209)	(416,949)	(714,068)	(80,552)	(89,105)	(211,810)	(147,856)
Net accumulation activity	$(733,327)	$742,669	$(3,905,262)	$8,510,642	$1,383,018	$583,237	$1,439,250	$333,840	$(29,216)	$(257,979)

Annuitization Activity:
Annuitizations	$	$	$(6,863)	$6,863	$	$	$	$	$	$
Annuity payments and contract charges			(668)	(1,305)	(4,490)	(3,703)	(687)		(2,816)	(1,534)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			4,287	(7,745)	(255)	(5,232)	5,232		(622)	(541)
Net annuitization activity	$	$	$(3,244)	$(2,187)	$(4,745)	$(8,935)	$4,545	$	$(3,438)	$(2,075)
Increase (Decrease) in net assets from participant
owner transactions	$(733,327)	$742,669	$(3,908,506)	$8,508,455	$1,378,273	$574,302	$1,443,795	$333,840	$(32,654)	$(260,054)

Increase (Decrease) in net assets	$(717,709)	$1,377,525	$189,922	$18,525,369	$2,508,619	$1,746,708	$1,734,868	$625,611	$212,259	$69,010

Net Assets:
Beginning of year	$2,817,763	$1,440,238	$46,061,707	$27,536,338	$4,110,462	$2,363,754	$1,109,464	$483,853	$1,044,211	$975,201
End of year	$2,100,054	$2,817,763	$46,251,629	$46,061,707	$6,619,081	$4,110,462	$2,844,332	$1,109,464	$1,256,470	$1,044,211

Unit Transactions:
Beginning of year	396,141	304,747	4,877,794	3,865,669	351,603	287,342	116,800	75,132	82,222	107,756
Purchased	10,208	19,686	61,222	332,204	6,689	64,447	1,053	4,585	70
Transferred between Sub-Accounts and Fixed
Accumulation Account	(104,903)	104,457	71,264	973,862	142,262	89,367	155,819	47,267	12,100)	(12,060)
Withdrawn, Surrendered and Annuitized	(19,926)	(32,749)	(540,640)	(293,941)	(35,247)	(89,553)	(8,733)	(10,184)	(14,096)	(13,474)
End of year	281,520	396,141	4,469,640	4,877,794	465,307	351,603	264,939	116,800	80,296	82,222

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	CS2		CS3		CS4		FL1		FL2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(2,111)	$(4,830)	$(6,415)	$(4,269)	$(27,313)	$(15,830)	$(403,363)	$(232,982)	$(38,610)	$(70,359)
Net realized gains (losses)	(71,860)	(113,388)	(52,055)	(70,169)	111,195	(76,816)	930,705	(15,617)	625,993	145,998
Net unrealized gains (losses)	139,586	260,802	125,987	195,600	61,356	525,157	3,503,984	4,765,688	409,493	2,468,532
Increase (Decrease) in net assets from
operations	$65,615	$142,584	$67,517	$121,162	$145,238	$432,511	$4,031,326	$4,517,089	$996,876	$2,544,171

Participant Transactions:
Accumulation Activity:
Purchase payments received	$	$10,046	$3,875	$4,049	$3,225	$1,414	$1,150,455	$4,397,632	$206,978	$1,289,713
Net transfers between Sub-Accounts and
Fixed Account	(57,543)	(57,213)	69,394	(1,439)	948,163	(106,384)	8,195,023	4,563,666	346,185	351,226
Withdrawals, surrenders, annuitizations and
contract charges	(53,164)	(32,300)	(28,632)	(20,861)	(251,516)	(70,291)	(2,108,146)	(1,099,803)	(913,498)	(1,214,595)
Net accumulation activity	$(110,707)	$(79,467)	$44,637	$(18,251)	$699,872	$(175,261)	$7,237,332	$7,861,495	$(360,335)	$426,344

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$	$	$
Annuity payments and contract charges	(116)	(97)	(989)	(780)	(220)	(179)	(1,714)	(1,388)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(17)	(20)	(561)	(810)	(69)	(111)	(300)	(28,432)
Net annuitization activity	$(133)	$(117)	$(1,550)	$(1,590)	$(289)	$(290)	$(2,014)	$(29,820)	$	$
Increase (Decrease) in net assets from participant
owner transactions	$(110,840)	$(79,584)	$43,087	$(19,841)	$699,583	$(175,551)	$7,235,318	$7,831,675	$(360,335)	$426,344

Increase (Decrease) in net assets	$(45,225)	$63,000	$110,604	$101,321	$844,821	$256,960	$11,266,644	$12,348,764	$636,541	$2,970,515

Net Assets:
Beginning of year	$571,636	$508,636	$381,993	$280,672	$1,301,976	$1,045,016	$24,392,563	$12,043,799	$8,843,340	$5,872,825
End of year	$526,411	$571,636	$492,597	$381,993	$2,146,797	$1,301,976	$35,659,207	$24,392,563	$9,479,881	$8,843,340

Unit Transactions:
Beginning of year	65,412	76,619	41,071	43,870	117,857	139,231	2,230,010	1,422,859	975,952	923,348
Purchased		1,415	478	725	326	415	95,329	437,418	16,167	125,097
Transferred between Sub-Accounts and Fixed
Accumulation Account	(6,221)	(8,066)	7,102	(217)	89,862	(13,873)	734,013)	491,083	29,345	119,781
Withdrawn, Surrendered and Annuitized	(5,885)	(4,556)	(3,137)	(3,307)	(16,698)	(7,916)	(182,771)	(121,350)	(90,157)	(192,274)
End of year	53,306	65,412	45,514	41,071	191,347	117,857	2,876,581	2,230,010	931,307	975,952

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FL3		FTG		FTI		GS2		GS3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(935,306)	$(612,934)	$(20,612)	$5,235	$(19,088)	$(5,435)	$(81,013)	$(63,292)	$(49,389)	$(102,247)
Net realized gains (losses)	357,705	(1,566,504)	95,121	96,423	224,975	251,924	957,468	119,964	(159,075)	(1,575,330)
Net unrealized gains (losses)	1,388,147	13,890,777	461,601	205,513	448,462	445,335	68,530	1,915,818	2,148,050	5,014,703
Increase (Decrease) in net assets from
operations	$810,546	$11,711,339	$536,110	$307,171	$654,349	$691,824	$944,985	$1,972,490	$1,939,586	$3,337,126

Participant Transactions:
Accumulation Activity:
Purchase payments received	$4,315,648	$7,951,532	$104,907	$519,683	$243,593	$1,978,234	$22,966	$79,608	$211,200	$358,163
Net transfers between Sub-Accounts and
Fixed Account	11,305,872	11,174,410	2,886,944	603,949	1,355,538	51,723	(1,135,119)	1,014,747	505,845	(1,488,180)
Withdrawals, surrenders, annuitizations and
contract charges	(6,831,347)	(2,629,226)	(80,073)	(76,639)	(260,472)	(453,050)	(678,978)	(460,644)	(1,458,874)	(1,036,698)
Net accumulation activity	$8,790,173	$16,496,716	$2,911,778	$1,046,993	$1,338,659	$1,576,907	$(1,791,131)	$633,711	$(741,829)	$(2,166,715)

Annuitization Activity:
Annuitizations	$	$34,669	$	$	$	$	$	$	$27,188	$
Annuity payments and contract charges	(5,610)	(3,480)	(117)				(1,177)	(1,316)	(25,652)	(21,085)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(3,813)	(356)	111				(1,009)	(1,909)	(6,256)	(1,726)
Net annuitization activity	$(9,423)	$30,833	$(6)	$	$	$	$(2,186)	$(3,225)	$(4,720)	$(22,811)
Increase (Decrease) in net assets from participant
owner transactions	$8,780,750	$16,527,549	$2,911,772	$1,046,993	$1,338,659	$1,576,907	$(1,793,317)	$630,486	$(746,549)	$(2,189,526)

Increase (Decrease) in net assets	$9,591,296	$28,238,888	$3,447,882	$1,354,164	$1,993,008	$2,268,731	$(848,332)	$2,602,976	$1,193,037	$1,147,600

Net Assets:
Beginning of year	$58,659,774	$30,420,886	$1,378,832	$24,668	$2,840,756	$572,025	$7,512,286	$4,909,310	$15,298,517	$14,150,917
End of year	$68,251,070	$58,659,774	$4,826,714	$1,378,832	$4,833,764	$2,840,756	$6,663,954	$7,512,286	$16,491,554	$15,298,517

Unit Transactions:
Beginning of year	6,986,042	5,065,258	100,517	2,357	209,950	54,719	537,797	505,836	1,694,905	1,993,373
Purchased	375,431	806,066	7,478	44,702	17,325	167,555	1,852	6,028	21,530	43,727
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,391,299	1,500,981	204,655	59,894	96,787	27,598	(70,256)	67,170	45,890	(209,790)
Withdrawn, Surrendered and Annuitized	(882,732)	(386,263)	(5,595)	(6,436)	(18,342)	(39,922)	(47,693)	(41,237)	(157,966)	(132,405)
End of year	7,870,040	6,986,042	307,055	100,517	305,720	209,950	421,700	537,797	1,604,359	1,694,905

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GS4		GS5		GS7		IV1		IV2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$9,493	$(6,012)	$(16,789)	$191,013	$(23,670)	$(30,271)	$(26,979)	$(26,899)	$(50,286)	$(32,110)
Net realized gains (losses)	2,841	(219,783)	(449,393)	(832,788)	27,037	(63,681)	175,707	(310,795)	61,232	(42,925)
Net unrealized gains (losses)	1,000,672	1,341,259	1,401,435	2,724,221	284,761	614,372	93,378	825,190	432,182	620,739
Increase (Decrease) in net assets from
operations	$1,013,006	$1,115,464	$935,253	$2,082,446	$288,128	$520,420	$242,106	$487,496	$443,128	$545,704

Participant Transactions:
Accumulation Activity:
Purchase payments received	$29,198	$(2,343)	$9,557	$6,534	$32,310	$287,003	$38,865	$184,420	$127,182	$346,126
Net transfers between Sub-Accounts and
Fixed Account	576,100	(8,014)	964,242	10,080	899,639	603,843	(80,997)	(632,117)	246,651	953,243
Withdrawals, surrenders, annuitizations and
contract charges	(561,673)	(484,815)	(641,356)	(484,040)	(185,371)	(262,635)	(161,652)	(125,534)	(182,982)	(77,088)
Net accumulation activity	$43,625	$(495,172)	$332,443	$(467,426)	$746,578	$628,211	$(203,784)	$(573,231)	$190,851	$1,222,281

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$	$	$
Annuity payments and contract charges		(195)	(2,509)	(2,079)
Net transfers between Sub-Accounts
Adjustments to annuity reserves		(58)	(702)	(805)
Net annuitization activity	$	$(253)	$(3,211)	$(2,884)	$	$	$	$	$	$
Increase (Decrease) in net assets from participant
owner transactions	$43,625	$(495,425)	$329,232	$(470,310)	$746,578	$628,211	$(203,784)	$(573,231)	$190,851	$1,222,281

Increase (Decrease) in net assets	$1,056,631	$620,039	$1,264,485	$1,612,136	$1,034,706	$1,148,631	$38,322	$(85,735)	$633,979	$1,767,985

Net Assets:
Beginning of year	$5,995,111	$5,375,072	$8,349,977	$6,737,841	$3,099,739	$1,951,108	$2,049,623	$2,135,358	$3,142,310	$1,374,325
End of year	$7,051,742	$5,995,111	$9,614,462	$8,349,977	$4,134,445	$3,099,739	$2,087,945	$2,049,623	$3,776,289	$3,142,310

Unit Transactions:
Beginning of year	642,298	703,658	965,025	1,048,203	351,482	294,424	265,834	393,726	367,540	227,469
Purchased	2,715	16	987	1,401	2,678	27,392	3,512	19,319	11,356	39,128
Transferred between Sub-Accounts and Fixed
Accumulation Account	55,683	(937)	101,323	(15,254)	110,965	64,040	(11,567)	(125,739)	32,663	112,549
Withdrawn, Surrendered and Annuitized	(57,497)	(60,439)	(73,606)	(69,325)	(21,047)	(34,374)	(20,932)	(21,472)	(21,538)	(11,606)
End of year	643,199	642,298	993,729	965,025	444,078	351,482	236,847	265,834	390,021	367,540

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	JP1		JP2		JP3		LA1		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(73,188)	$(78,899)	$(39,144)	$(25,371)	$(84,388)	$(69,308)	$(1,145,654)	$(1,033,457)	$(1,108,282)	$(502,248)
Net realized gains (losses)	(386,078)	(1,181,612)	(157,281)	(714,000)	3,597	(211,153)	3,529,477	(2,852,988)	4,071,580	520,456
Net unrealized gains (losses)	1,243,005	3,838,479	915,899	1,872,873	1,406,865	1,683,223	16,266,934	40,025,563	15,676,675	13,666,276
Increase (Decrease) in net assets from
operations	$783,739	$2,577,968	$719,474	$1,133,502	$1,326,074	$1,402,762	$18,650,757	$36,139,118	$18,639,973	$13,684,484

Participant Transactions:
Accumulation Activity:
Purchase payments received	$22,912	$84,136	$4,170	$20,569	$51,682	$15,632	$6,733,293	$12,792,232	$4,963,186	$7,658,023
Net transfers between Sub-Accounts and
Fixed Account	(1,266,600)	(632,323)	(278,841)	(422,736)	213,025	(71,717)	11,446,257	10,860,528	8,548,724	16,233,342
Withdrawals, surrenders, annuitizations and
contract charges	(868,616)	(1,046,016)	(415,022)	(334,216)	(442,779)	(283,270)	(14,123,562)	(10,254,840)	(6,463,542)	(3,855,890)
Net accumulation activity	$(2,112,304)	$(1,594,203)	$(689,693)	$(736,383)	$(178,072)	$(339,355)	$4,055,988	$13,397,920	$7,048,368	$20,035,475

Annuitization Activity:
Annuitizations	$	$	$	$	$	$	$	$38,431	$	$29,699
Annuity payments and contract charges	(16,034)	(14,811)	(2,530)	(2,051)	(654)	(2,452)	(32,370)	(23,208)	(15,600)	(9,762)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,330)	(1,682)	(465)	(530)	(340)	(418)	(2,406)	(2,867)	5,816	(1,028)
Net annuitization activity	$(17,364)	$(16,493)	$(2,995)	$(2,581)	$(994)	$(2,870)	$(34,776)	$12,356	$(9,784)	$18,909
Increase (Decrease) in net assets from participant
owner transactions	$(2,129,668)	$(1,610,696)	$(692,688)	$(738,964)	$(179,066)	$(342,225)	$4,021,212	$13,410,276	$7,038,584	$20,054,384

Increase (Decrease) in net assets	$(1,345,929)	$967,272	$26,786	$394,538	$1,147,008	$1,060,537	$22,671,969	$49,549,394	$25,678,557	$33,738,868

Net Assets:
Beginning of year	$12,067,198	$11,099,926	$4,867,038	$4,472,500	$5,479,284	$4,418,747	$165,999,819	$116,450,425	$78,536,192	$44,797,324
End of year	$10,721,269	$12,067,198	$4,893,824	$4,867,038	$6,626,292	$5,479,284	$188,671,788	$165,999,819	$104,214,749	$78,536,192

Unit Transactions:
Beginning of year	1,418,266	1,646,234	573,871	691,691	526,385	565,247	14,220,415	12,899,028	6,889,740	4,868,436
Purchased	2,591	11,527	465	3,266	5,389	2,063	542,680	1,238,808	394,458	737,950
Transferred between Sub-Accounts and Fixed
Accumulation Account	(159,810)	(99,786)	(31,429)	(72,314)	13,127	(8,928)	953,042	1,126,460	707,709	1,684,356
Withdrawn, Surrendered and Annuitized	(98,562)	(139,709)	(46,423)	(48,772)	(33,320)	(31,997)	(1,161,443)	(1,043,881)	(529,137)	(401,002)
End of year	1,162,485	1,418,266	496,484	573,871	511,581	526,385	14,554,694	14,220,415	7,462,770	6,889,740

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	LA3		CAS		EGS		GSS		HYS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(37,219)	$9,445	$(185,213)	$(185,116)	$(367,117)	$(360,197)	$2,013,027	$2,144,920	$1,734,071	$2,013,602
Net realized gains (losses)	174,990	4,579	(1,509,131)	(4,035,247)	(2,428,035)	(7,153,290)	(275,654)	1,466,227	153,249	(447,202)
Net unrealized gains (losses)	400,015	461,929	2,870,078	7,228,302	5,264,283	13,877,224	(696,342)	(3,232,110)	137,451	3,240,108
Increase (Decrease) in net assets from
operations	$537,786	$475,953	$1,175,734	$3,007,939	$2,469,131	$6,363,737	$1,041,031	$379,037	$2,024,771	$4,806,508

Participant Transactions:
Accumulation Activity:
Purchase payments received	$20,182	$104,685	$83,561	$179,322	$119,041	$183,329	$533,299	$418,206	$172,833	$220,818
Net transfers between Sub-Accounts and
Fixed Account	1,584,757	460,326	(12,354)	(435,789)	(2,046,582)	(833,015)	(7,996,435)	(13,674,402)	(2,326,068)	2,179,014
Withdrawals, surrenders, annuitizations and
contract charges	(197,379)	(98,302)	(1,494,633)	(1,172,273)	(2,955,127)	(2,288,214)	(7,804,472)	(7,907,782)	(2,562,609)	(2,199,830)
Net accumulation activity	$1,407,560	$466,709	$(1,423,426)	$(1,428,740)	$(4,882,668)	$(2,937,900)	$(15,267,608)	$(21,163,978)	$(4,715,844)	$200,002

Annuitization Activity:
Annuitizations	$	$	$13,492	$	$22,510	$	$	$	$7,457	$
Annuity payments and contract charges			(7,529)	(6,346)	(16,381)	(13,936)	(10,583)	(10,767)	(14,594)	(14,013)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(1,114)	(1,148)	(2,774)	(3,073)	(900)	(946)	(1,977)	(2,422)
Net annuitization activity	$	$	$4,849	$(7,494)	$3,355	$(17,009)	$(11,483)	$(11,713)	$(9,114)	$(16,435)
Increase (Decrease) in net assets from participant
owner transactions	$1,407,560	$466,709	$(1,418,577)	$(1,436,234)	$(4,879,313)	$(2,954,909)	$(15,279,091)	$(21,175,691)	$(4,724,958)	$183,567

Increase (Decrease) in net assets	$1,945,346	$942,662	$(242,843)	$1,571,705	$(2,410,182)	$3,408,828	$(14,238,060)	$(20,796,654)	$(2,700,187)	$4,990,075

Net Assets:
Beginning of year	$1,964,050	$1,021,388	$13,902,670	$12,330,965	$27,103,648	$23,694,820	$54,863,853	$75,660,507	$29,117,142	$24,127,067
End of year	$3,909,396	$1,964,050	$13,659,827	$13,902,670	$24,693,466	$27,103,648	$40,625,793	$54,863,853	$26,416,955	$29,117,142

Unit Transactions:
Beginning of year	213,445	158,181	2,125,014	2,385,864	4,195,519	4,741,685	4,388,719	6,101,434	2,531,621	2,506,679
Purchased	1,602	9,172	13,218	28,975	19,908	33,929	42,269	33,530	15,031	20,249
Transferred between Sub-Accounts and Fixed
Accumulation Account	163,082	58,476	(19,011)	(95,631)	(343,444)	(195,383)	(638,388)	(1,110,863)	(199,691)	213,758
Withdrawn, Surrendered and Annuitized	(19,607)	(12,384)	(227,686)	(194,194)	(439,623)	(384,712)	(614,735)	(635,382)	(218,611)	(209,065)
End of year	358,522	213,445	1,891,535	2,125,014	3,432,360	4,195,519	3,177,865	4,388,719	2,128,350	2,531,621

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	M1A		M1B		MFC		MFD		MFE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(718,931)	$(427,446)	$(159,349)	$(141,603)	$950,532	$1,051,275	$(29,744)	$(20,699)	$18,844	$47,657
Net realized gains (losses)	1,148,181	(435,944)	18,506	(273,407)	582,246	220,672	10,810	(33,924)	298,733	(208,528)
Net unrealized gains (losses)	1,974,239	8,638,057	891,136	2,177,216	(438,839)	1,298,302	179,683	381,351	1,454,808	1,636,997
Increase (Decrease) in net assets from
operations	$2,403,489	$7,774,667	$750,293	$1,762,206	$1,093,939	$2,570,249	$160,749	$326,728	$1,772,385	$1,476,126

Participant Transactions:
Accumulation Activity:
Purchase payments received	$3,967,475	$7,399,620	$216,204	$1,525,305	$183,868	$1,234,299	$178,441	$102,145	$122,429	$262,242
Net transfers between Sub-Accounts and
Fixed Account	3,135,627	9,860,472	(967,521)	856,257	(894,255)	2,148,322	316,887	225,085	416,884	1,727,568
Withdrawals, surrenders, annuitizations and
contract charges	(3,871,856)	(1,371,891)	(650,032)	(433,823)	(974,264)	(1,057,512)	(219,789)	(82,767)	(740,907)	(373,400)
Net accumulation activity	$3,231,246	$15,888,201	$(1,401,349)	$1,947,739	$(1,684,651)	$2,325,109	$275,539	$244,463	$(201,594)	$1,616,410

Annuitization Activity:
Annuitizations	$	$34,646	$	$	$	$	$	$	$	$
Annuity payments and contract charges	(4,653)	(1,603)				(23,085)			(55)	(44)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	509	(38)				124			(4)	(3)
Net annuitization activity	$(4,144)	$33,005	$	$	$	$(22,961)	$	$	$(59)	$(47)
Increase (Decrease) in net assets from participant
owner transactions	$3,227,102	$15,921,206	$(1,401,349)	$1,947,739	$(1,684,651)	$2,302,148	$275,539	$244,463	$(201,653)	$1,616,363

Increase (Decrease) in net assets	$5,630,591	$23,695,873	$(651,056)	$3,709,945	$(590,712)	$4,872,397	$436,288	$571,191	$1,570,732	$3,092,489

Net Assets:
Beginning of year	$40,995,153	$17,299,280	$11,315,398	$7,605,453	$16,730,020	$11,857,623	$1,705,423	$1,134,232	$6,513,154	$3,420,665
End of year	$46,625,744	$40,995,153	$10,664,342	$11,315,398	$16,139,308	$16,730,020	$2,141,711	$1,705,423	$8,083,886	$6,513,154

Unit Transactions:
Beginning of year	4,285,431	2,563,610	1,302,763	1,096,685	1,401,637	1,187,722	203,868	175,129	711,851	510,083
Purchased	324,022	704,108	22,378	156,531	14,914	114,937	14,529	10,395	11,891	25,667
Transferred between Sub-Accounts and Fixed
Accumulation Account	334,508	1,191,359	(103,975)	105,558	(81,304)	197,762	35,125	29,611	33,674	224,594
Withdrawn, Surrendered and Annuitized	(434,346)	(173,646)	(73,931)	(56,011)	(79,360)	(98,784)	(25,466)	(11,267)	(73,688)	(48,493)
End of year	4,509,615	4,285,431	1,147,235	1,302,763	1,255,887	1,401,637	228,056	203,868	683,728	711,851

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MFF		MFJ		MFK		MFL		MIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(39,572)	$(27,587)	$511,958	$490,327	$1,211,197	$1,180,246	$(45,354)	$(31,683)	$(422,072)	$(446,938)
Net realized gains (losses)	52,761	(13,231)	946,894	(554,135)	(371,695)	624,562	75,501	(131,603)	(3,259,913)	(7,429,634)
Net unrealized gains (losses)	261,141	507,079	5,152,635	6,431,204	(224,593)	(1,730,858)	525,094	1,218,504	5,731,349	13,766,184
Increase (Decrease) in net assets from
operations	$274,330	$466,261	$6,611,487	$6,367,396	$614,909	$73,950	$555,241	$1,055,218	$2,049,364	$5,889,612

Participant Transactions:
Accumulation Activity:
Purchase payments received	$132,334	$249,947	$15,979,343	$21,246,956	$1,104,518	$7,654,724	$309,493	$1,078,558	$141,584	$144,609
Net transfers between Sub-Accounts and
Fixed Account	90,511	1,002,959	3,660,923	7,228,365	(6,223,428)	(4,290,317)	(461,493)	(11,269)	(2,634,514)	(1,840,001)
Withdrawals, surrenders, annuitizations and
contract charges	(499,469)	(109,050)	(8,706,239)	(2,981,207)	(4,372,353)	(4,005,824)	(618,167)	(297,374)	(2,712,243)	(2,706,194)
Net accumulation activity	$(276,624)	$1,143,856	$10,934,027	$25,494,114	$(9,491,263)	$(641,417)	$(770,167)	$769,915	$(5,205,173)	$(4,401,586)

Annuitization Activity:
Annuitizations	$	$	$	$2,139	$	$3,980	$18,950	$	$	$
Annuity payments and contract charges			(27,368)	(58,667)	(857)	(426)	(4,048)		(8,674)	(7,823)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(2,606)	(3,166)	(47)	(23)	(163)		(1,061)	(864)
Net annuitization activity	$	$	$(29,974)	$(59,694)	$(904)	$3,531	$14,739	$	$(9,735)	$(8,687)
Increase (Decrease) in net assets from participant
owner transactions	$(276,624)	$1,143,856	$10,904,053	$25,434,420	$(9,492,167)	$(637,886)	$(755,428)	$769,915	$(5,214,908)	$(4,410,273)

Increase (Decrease) in net assets	$(2,294)	$1,610,117	$17,515,540	$31,801,816	$(8,877,258)	$(563,936)	$(200,187)	$1,825,133	$(3,165,544)	$1,479,339

Net Assets:
Beginning of year	$2,853,477	$1,243,360	$62,680,373	$30,878,557	$36,675,804	$37,239,740	$6,749,487	$4,924,354	$32,510,969	$31,031,630
End of year	$2,851,183	$2,853,477	$80,195,913	$62,680,373	$27,798,546	$36,675,804	$6,549,300	$6,749,487	$29,345,425	$32,510,969

Unit Transactions:
Beginning of year	334,738	196,254	5,722,681	3,318,943	3,381,658	3,416,760	716,658	656,869	5,040,025	5,812,738
Purchased	10,040	23,578	1,402,637	2,032,934	105,053	772,780	27,424	103,551	20,025	26,910
Transferred between Sub-Accounts and Fixed
Accumulation Account	4,342	129,357	312,983	713,025	(572,473)	(389,276)	(42,506)	(5,219)	(431,731)	(346,339)
Withdrawn, Surrendered and Annuitized	(52,632)	(14,451)	(802,422)	(342,221)	(399,597)	(418,606)	(60,124)	(38,543)	(400,325)	(453,284)
End of year	296,488	334,738	6,635,879	5,722,681	2,514,641	3,381,658	641,452	716,658	4,227,994	5,040,025

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MIT		MMS		NWD		TRS		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(111,916)	$(80,098)	$(19,773)	$(35,518)	$(564,828)	$(497,054)	$558,013	$895,356	$150,290	$436,837
Net realized gains (losses)	(1,506,754)	(2,032,906)			(395,977)	(3,313,601)	343,916	(1,636,566)	(1,837,513)	(5,721,475)
Net unrealized gains (losses)	4,078,396	6,928,933			3,236,155	13,852,169	4,073,923	7,895,084	9,082,133	12,770,302
Increase (Decrease) in net assets from
operations	$2,459,726	$4,815,929	$(19,773)	$(35,518)	$2,275,350	$10,041,514	$4,975,852	$7,153,874	$7,394,910	$7,485,664

Participant Transactions:
Accumulation Activity:
Purchase payments received	$360,869	$231,765	$236,327	$12,651	$353,006	$343,106	$587,570	$383,965	$358,591	$262,269
Net transfers between Sub-Accounts and
Fixed Account	(1,706,418)	(541,626)	1,376,033	(260,431)	1,738,247	341,629	22,228	2,642,642	(292,544)	226,940
Withdrawals, surrenders, annuitizations and
contract charges	(2,668,011)	(1,659,058)	(1,389,106)	(1,994,803)	(3,208,108)	(2,848,774)	(5,591,650)	(4,383,310)	(3,467,879)	(2,857,727)
Net accumulation activity	$(4,013,560)	$(1,968,919)	$223,254	$(2,242,583)	$(1,116,855)	$(2,164,039)	$(4,981,852)	$(1,356,703)	$(3,401,832)	$(2,368,518)

Annuitization Activity:
Annuitizations	$	$	$	$	$	$4,598	$	$	$7,972	$
Annuity payments and contract charges	(16,028)	(18,256)			(3,431)	(3,490)	(11,568)	(10,929)	(59,380)	(49,195)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(4,688)	(4,187)			2,313	(639)	(1,842)	(1,807)	(6,696)	(5,527)
Net annuitization activity	$(20,716)	$(22,443)	$	$	$(1,118)	$469	$(13,410)	$(12,736)	$(58,104)	$(54,722)
Increase (Decrease) in net assets from participant
owner transactions	$(4,034,276)	$(1,991,362)	$223,254	$(2,242,583)	$(1,117,973)	$(2,163,570)	$(4,995,262)	$(1,369,439)	$(3,459,936)	$(2,423,240)

Increase (Decrease) in net assets	$(1,574,550)	$2,824,567	$203,481	$(2,278,101)	$1,157,377	$7,877,944	$(19,410)	$5,784,435	$3,934,974	$5,062,424

Net Assets:
Beginning of year	$27,388,470	$24,563,903	$3,372,148	$5,650,249	$39,569,126	$31,691,182	$53,649,144	$47,864,709	$28,239,267	$23,176,843
End of year	$25,813,920	$27,388,470	$3,575,629	$3,372,148	$40,726,503	$39,569,126	$53,629,734	$53,649,144	$32,174,241	$28,239,267

Unit Transactions:
Beginning of year	3,429,237	3,718,258	298,820	496,876	4,304,375	4,545,469	4,431,211	4,565,050	3,072,250	3,365,478
Purchased	42,994	34,107	21,064	1,116	38,993	46,619	45,836	34,396	35,916	31,692
Transferred between Sub-Accounts and Fixed
Accumulation Account	(218,441)	(84,151)	118,956	(22,939)	178,579	70,381	1,674	227,136	(23,724)	21,700
Withdrawn, Surrendered and Annuitized	(326,931)	(238,977)	(120,170)	(176,233)	(341,782)	(358,094)	(451,144)	(395,371)	(349,697)	(346,620)
End of year	2,926,859	3,429,237	318,670	298,820	4,180,165	4,304,375	4,027,577	4,431,211	2,734,745	3,072,250

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	OP1		OP2		OP3		OP4		PHY
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$(21,109)	$609	$(123,090)	$(122,276)	$(44,176)	$(47,990)	$2,316	$8,807	$3,658,840	$2,592,055
Net realized gains (losses)	16,652	(231,485)	1,702,924	910,173	121,566	(285,573)	18,540	(36,498)	1,473,132	1,693,442
Net unrealized gains (losses)	534,360	1,548,698	(117,899)	1,460,021	407,327	1,541,742	125,242	352,325	450,050	4,206,422
Increase (Decrease) in net assets from
operations	$529,903	$1,317,822	$1,461,935	$2,247,918	$484,717	$1,208,179	$146,098	$324,634	$5,582,022	$8,491,919

Participant Transactions:
Accumulation Activity:
Purchase payments received	$37,207	$41,242	$19,030	$2,304	$13,945	$13,690	$27,779	$(46)	$6,311,949	$10,442,275
Net transfers between Sub-Accounts and
Fixed Account	(393,084)	(422,900)	(473,423)	(606,035)	(638,471)	(612,138)	(129,501)	(152,642)	7,419,254	21,142,678
Withdrawals, surrenders, annuitizations and
contract charges	(706,358)	(615,605)	(973,566)	(1,006,414)	(372,136)	(579,356)	(217,949)	(133,437)	(5,564,794)	(4,035,381)
Net accumulation activity	$(1,062,235)	$(997,263)	$(1,427,959)	$(1,610,145)	$(996,662)	$(1,177,804)	$(319,671)	$(286,125)	$8,166,409	$27,549,572

Annuitization Activity:
Annuitizations	$	$	$25,362	$	$	$	$	$	$	$42,993
Annuity payments and contract charges	(5,782)	(5,390)	(12,371)	(6,389)	(3,205)	(2,552)			(6,672)	(3,127)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(296)	(394)	(1,943)	(1,701)	(1,020)	(1,256)			438	(63)
Net annuitization activity	$(6,078)	$(5,784)	$11,048	$(8,090)	$(4,225)	$(3,808)	$	$	$(6,234)	$39,803
Increase (Decrease) in net assets from participant
owner transactions	$(1,068,313)	$(1,003,047)	$(1,416,911)	$(1,618,235)	$(1,000,887)	$(1,181,612)	$(319,671)	$(286,125)	$8,160,175	$27,589,375

Increase (Decrease) in net assets	$(538,410)	$314,775	$45,024	$629,683	$(516,170)	$26,567	$(173,573)	$38,509	$13,742,197	$36,081,294

Net Assets:
Beginning of year	$5,990,517	$5,675,742	$9,245,289	$8,615,606	$3,686,836	$3,660,269	$1,898,569	$1,860,060	$66,020,259	$29,938,965
End of year	$5,452,107	$5,990,517	$9,290,313	$9,245,289	$3,170,666	$3,686,836	$1,724,996	$1,898,569	$79,762,456	$66,020,259

Unit Transactions:
Beginning of year	572,983	687,993	476,073	579,459	237,694	330,269	175,394	206,097	5,046,425	2,764,653
Purchased	3,553	3,954	970	23	970	1,098	2,365		493,023	875,360
Transferred between Sub-Accounts and Fixed
Accumulation Account	(37,625)	(49,907)	(24,924)	(39,803)	(41,906)	(49,844)	(15,515)	(16,986)	548,108	1,750,483
Withdrawn, Surrendered and Annuitized	(66,087)	(69,057)	(46,357)	(63,606)	(23,141)	(43,829)	(16,447)	(13,717)	(425,059)	(344,071)
End of year	472,824	572,983	405,762	476,073	173,617	237,694	145,797	175,394	5,662,497	5,046,425

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	PMB		PRR		PTR		RX1		RX2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)	$1,324,931	$1,415,746	$(92,272)	$108,725	$261,318	$830,999	$(18,729)	$(17,834)	$(53,720)	$(36,770)
Net realized gains (losses)	4,755,996	8,666,785	737,438	422,023	1,816,930	1,106,843	158,215	140,785	319,380	89,152
Net unrealized gains (losses)	(287,486)	298,937	587,966	136,164	878,511	(8,920)	11,436	300,750	(211,553)	775,520
Increase (Decrease) in net assets from
operations	$5,793,441	$10,381,468	$1,233,132	$666,912	$2,956,759	$1,928,922	$150,922	$423,701	$54,107	$827,902

Participant Transactions:
Accumulation Activity:
Purchase payments received	$5,070,024	$9,481,822	$587,414	$4,064,270	$10,997,059	$16,777,086	$808	$83,381	$77,243	$527,287
Net transfers between Sub-Accounts and
Fixed Account	4,253,619	2,643,390	4,241,308	11,231,682	13,380,049	29,819,816	(111,007)	(51,058)	(1,106,725)	3,492,985
Withdrawals, surrenders, annuitizations and
contract charges	(4,234,916)	(3,190,668)	(1,398,502)	(2,801,080)	(7,725,724)	(6,162,674)	(147,879)	(131,198)	(359,829)	(1,496,391)
Net accumulation activity	$5,088,727	$8,934,544	$3,430,220	$12,494,872	$16,651,384	$40,434,228	$(258,078)	$(98,875)	$(1,389,311)	$2,523,881

Annuitization Activity:
Annuitizations	$	$46,826	$	$1,538	$	$47,798	$	$	$	$
Annuity payments and contract charges	(7,848)	(3,095)	(603)	(1,242)	(6,384)	(3,426)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(1,524)	(48)	(1)	(243)	411	(234)
Net annuitization activity	$(9,372)	$43,683	$(604)	$53	$(5,973)	$44,138	$	$	$	$
Increase (Decrease) in net assets from participant
owner transactions	$5,079,355	$8,978,227	$3,429,616	$12,494,925	$16,645,411	$40,478,366	$(258,078)	$(98,875)	$(1,389,311)	$2,523,881

Increase (Decrease) in net assets	$10,872,796	$19,359,695	$4,662,748	$13,161,837	$19,602,170	$42,407,288	$(107,156)	$324,826	$(1,335,204)	$3,351,783

Net Assets:
Beginning of year	$50,681,753	$31,322,058	$14,822,118	$1,660,281	$85,028,589	$42,621,301	$1,262,326	$937,500	$4,257,452	$905,669
End of year	$61,554,549	$50,681,753	$19,484,866	$14,822,118	$104,630,759	$85,028,589	$1,155,170	$1,262,326	$2,922,248	$4,257,452

Unit Transactions:
Beginning of year	3,397,699	2,694,865	1,364,548	161,628	8,040,150	4,171,216	170,733	178,307	552,205	184,922
Purchased	357,313	732,435	53,243	390,090	1,038,335	1,732,232	86	10,643	8,403	70,274
Transferred between Sub-Accounts and Fixed
Accumulation Account	284,400	214,634	380,608	1,081,490	1,239,826	2,854,994	(12,935)	3,284	(179,124)	412,675
Withdrawn, Surrendered and Annuitized	(284,400)	(244,235)	(125,203)	(268,660)	(732,146)	(718,292)	(19,953)	(21,501)	(50,528)	(115,666)
End of year	3,755,012	3,397,699	1,673,196	1,364,548	9,586,165	8,040,150	137,931	170,733	330,956	552,205

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SB1				SB2				SB3		SB4		SC1
	Sub-Account				Sub-Account				Sub-Account		Sub-Account		Sub-Account
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,		December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004		2003		2004		2003		2004	2003	2004	2003	2004	2003
Operations:
Net investment income (loss)		$(5,856)		$(6,857)		$438		$222	$98,358	$121,434	$13,459	$10,961	$(729,013)	$(1,147,254)
Net realized gains (losses)		6,188		(36,039)		4,932		(15,075)	99,625	159,529	129,714	(17,073)	6
Net unrealized gains (losses)		49,834		232,965		44,602		145,376	(43,630)	83,975	94,890	411,177
Increase (Decrease) in net assets from
operations		$50,166		$190,069		$49,972		$130,523	$154,353	$364,938	$238,063	$405,065	$(729,007)	$(1,147,254)

Participant Transactions:
Accumulation Activity:
Purchase payments received	$		$		$		$		$21,259	$5,162	$2,400	$1,919	$8,237,827	$27,858,111
Net transfers between Sub-Accounts and
Fixed Account		43,272		23,735		61,392		44,749	27,997	(253,697)	650,184	613,428	24,461,372	(32,837,743)
Withdrawals, surrenders, annuitizations and
contract charges		(93,308)		(70,637)		(58,931)		(31,318)	(311,864)	(262,797)	(562,217)	(374,053)	(27,089,415)	(38,944,907)
Net accumulation activity		$(50,036)		$(46,902)		$2,461		$13,431	$(262,608)	$(511,332)	$90,367	$241,294	$5,609,784	$(43,924,539)

Annuitization Activity:
Annuitizations	$		$		$		$		$	$	$	$	$113,170	$33,776
Annuity payments and contract charges									(1,630)	(1,575)	(926)	(851)	(72,316)	(69,863)
Net transfers between Sub-Accounts
Adjustments to annuity reserves									(598)	(702)	(157)	(211)	(119,054)	(2,603)
Net annuitization activity	$		$		$		$		$(2,228)	$(2,277)	$(1,083)	$(1,062)	$(78,200)	$(38,690)
Increase (Decrease) in net assets from participant
owner transactions		$(50,036)		$(46,902)		$2,461		$13,431	$(264,836)	$(513,609)	$89,284	$240,232	$5,531,584	$(43,963,229)

Increase (Decrease) in net assets		$130		$143,167		$52,433		$143,954	$(110,483)	$(148,671)	$327,347	$645,297	$4,802,577	$(45,110,483)

Net Assets:
Beginning of year		$712,300		$569,133		$549,419		$405,465	$3,194,920	$3,343,591	$3,364,835	$2,719,538	$97,978,157	$143,088,640
End of year		$712,430		$712,300		$601,852		$549,419	$3,084,437	$3,194,920	$3,692,182	$3,364,835	$102,780,734	$97,978,157

Unit Transactions:
Beginning of year		45,933		50,322		45,865		44,173	227,701	266,350	303,978	280,674	9,408,598	13,525,823
Purchased									1,514	377	213	239	813,396	2,838,039
Transferred between Sub-Accounts and Fixed
Accumulation Account		2,825		1,095		5,114		4,701	1,946	(19,266)	56,492	60,354	2,377,954	(3,117,487)
Withdrawn, Surrendered and Annuitized		(5,748)		(5,484)		(4,820)		(3,009)	(22,215)	(19,760)	(49,532)	(37,289)	(2,610,310)	(3,837,777)
End of year		43,010		45,933		46,159		45,865	208,946	227,701	311,151	303,978	9,989,638	9,408,598

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC2		SC3		SC4		SC5		SC6
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004 (z)	2003	2004	2003	2004 (z)	2003
Operations:
Net investment income (loss)	$1,793,407	$2,326,138	$84,942	$(731,974)	$(67,177)	$(72,172)	$(1,146,038)	$(900,855)	$(38,778)	$(24,928)
Net realized gains (losses)	1,083,084	486,248	6,577,955	141,200	335,803	(347,783)	2,059,352	115,723	140,369	(304,107)
Net unrealized gains (losses)	(437,709)	1,907,179	12,148,408	14,952,425	(503,902)	2,097,307	9,702,891	18,840,399	(217,072)	1,237,457
Increase (Decrease) in net assets from
operations	$2,438,782	$4,719,565	$18,811,305	$14,361,651	$(235,276)	$1,677,352	$10,616,205	$18,055,267	$(115,481)	$908,422

Participant Transactions:
Accumulation Activity:
Purchase payments received	$455,187	$1,833,520	$3,253,176	$5,595,421	$92,329	$460,159	$2,272,911	$5,448,217	$51,785	$29,596
Net transfers between Sub-Accounts and
Fixed Account	(5,447,625)	(5,468,600)	(3,511,148)	3,596,879	(7,203,926)	309,914	5,157,625	1,192,767	(4,268,314)	153,741
Withdrawals, surrenders, annuitizations and
contract charges	(5,097,429)	(6,079,272)	(5,468,009)	(4,032,113)	(207,318)	(732,378)	(5,545,786)	(4,524,065)	(114,181)	(230,072)
Net accumulation activity	$(10,089,867)	$(9,714,352)	$(5,725,981)	$5,160,187	$(7,318,915)	$37,695	$1,884,750	$2,116,919	$(4,330,710)	$(46,735)

Annuitization Activity:
Annuitizations	$	$4,226	$	$28,042	$	$	$	$29,768	$	$
Annuity payments and contract charges	(56,510)	(63,742)	(15,889)	(22,898)	(434)	(568)	(11,174)	(6,279)	(1,009)	(1,312)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(3,465)	(4,260)	1,365	(1,321)	339	(95)	(517)	(3,518)	644	(247)
Net annuitization activity	$(59,975)	$(63,776)	$(14,524)	$3,823	$(95)	$(663)	$(11,691)	$19,971	$(365)	$(1,559)
Increase (Decrease) in net assets from participant
owner transactions	$(10,149,842)	$(9,778,128)	$(5,740,505)	$5,164,010	$(7,319,010)	$37,032	$1,873,059	$2,136,890	$(4,331,075)	$(48,294)

Increase (Decrease) in net assets	$(7,711,060)	$(5,058,563)	$13,070,800	$19,525,661	$(7,554,286)	$1,714,384	$12,489,264	$20,192,157	$(4,446,556)	$860,128

Net Assets:
Beginning of year	$58,964,013	$64,022,576	$61,894,047	$42,368,386	$7,554,286	$5,839,902	$71,560,388	$51,368,231	$4,446,556	$3,586,428
End of year	$51,252,953	$58,964,013	$74,964,847	$61,894,047	$	$7,554,286	$84,049,652	$71,560,388	$	$4,446,556

Unit Transactions:
Beginning of year	4,713,218	5,494,856	3,686,003	3,241,508	999,284	1,023,813	5,764,598	5,545,133	536,479	557,939
Purchased	36,680	164,117	221,889	460,749	7,942	47,204	176,692	501,256	4,138	3,203
Transferred between Sub-Accounts and Fixed
Accumulation Account	(432,802)	(442,528)	(184,877)	260,210	(979,939)	34,042	400,437	131,790	(527,035)	8,157
Withdrawn, Surrendered and Annuitized	(401,009)	(503,227)	(301,530)	(276,464)	(27,287)	(105,775)	(436,468)	(413,581)	(13,582)	(32,820)
End of year	3,916,087	4,713,218	3,421,485	3,686,003		999,284	5,905,259	5,764,598		536,479

(z) Fund closed during year.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SC7		SC8		SC9		SCA		SCB
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004 (z)	2003	2004 (z)	2003	2004 (z)	2003	2004	2003
Operations:
Net investment income (loss)	$(374,902)	$(316,760)	$(24,980)	$(60,756)	$(37,567)	$(21,136)	$(146,725)	$677,407	$(1,183,459)	$(797,255)
Net realized gains (losses)	899,203	(695,643)	943,111	(365,571)	334,248	(352,041)	3,384,769	302,174	8,848,001	(1,099,020)
Net unrealized gains (losses)	4,262,926	10,385,476	(1,076,873)	1,985,620	(279,442)	1,343,439	(2,938,391)	2,806,952	4,149,403	21,621,891
Increase (Decrease) in net assets from
operations	$4,787,227	$9,373,073	$(158,742)	$1,559,293	$17,239	$970,262	$299,653	$3,786,533	$11,813,945	$19,725,616

Participant Transactions:
Accumulation Activity:
Purchase payments received	$414,324	$1,951,849	$80,120	$262,259	$32,336	$185,407	$214,817	$564,780	$4,413,261	$8,099,562
Net transfers between Sub-Accounts and
Fixed Account	4,690,937	1,791,171	(6,139,822)	(917,726)	(4,212,940)	106,836	(16,090,767)	193,628	5,097,078	1,935,553
Withdrawals, surrenders, annuitizations and
contract charges	(3,715,700)	(1,807,692)	(275,308)	(504,139)	(242,660)	(247,353)	(903,903)	(1,168,544)	(5,546,034)	(3,956,694)
Net accumulation activity	$1,389,561	$1,935,328	$(6,335,010)	$(1,159,606)	$(4,423,264)	$44,890	$(16,779,853)	$(410,136)	$3,964,305	$6,078,421

Annuitization Activity:
Annuitizations	$33,983	$	$	$	$	$	$	$	$23,531	$39,385
Annuity payments and contract charges	(12,417)	(3,740)	(204)	(380)			(2,220)	(2,298)	(17,506)	(4,581)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(6,834)	(12,892)	689	(169)	5	(1)	(6,193)	5,598	(3,784)	(753)
Net annuitization activity	$14,732	$(16,632)	$485	$(549)	$5	$(1)	$(8,413)	$3,300	$2,241	$34,051
Increase (Decrease) in net assets from participant
owner transactions	$1,404,293	$1,918,696	$(6,334,525)	$(1,160,155)	$(4,423,259)	$44,889	$(16,788,266)	$(406,836)	$3,966,546	$6,112,472

Increase (Decrease) in net assets	$6,191,520	$11,291,769	$(6,493,267)	$399,138	$(4,406,020)	$1,015,151	$(16,488,613)	$3,379,697	$15,780,491	$25,838,088

Net Assets:
Beginning of year	$42,970,532	$31,678,763	$6,493,267	$6,094,129	$4,406,020	$3,390,869	$16,488,613	$13,108,916	$68,670,792	$42,832,704
End of year	$49,162,052	$42,970,532	$	$6,493,267	$	$4,406,020	$	$16,488,613	$84,451,283	$68,670,792

Unit Transactions:
Beginning of year	4,594,007	4,409,222	589,710	734,726	442,892	449,981	1,282,731	1,323,897	5,188,084	4,469,212
Purchased	40,985	213,388	6,900	27,355	2,871	18,133	14,380	54,434	315,766	749,184
Transferred between Sub-Accounts and Fixed
Accumulation Account	490,138	209,489	(571,924)	(112,083)	(425,826)	5,020	(1,230,354)	9,968	390,075	345,294
Withdrawn, Surrendered and Annuitized	(386,480)	(238,092)	(24,686)	(60,288)	(19,937)	(30,242)	(66,757)	(105,568)	(406,169)	(375,606)
End of year	4,738,650	4,594,007		589,710		442,892		1,282,731	5,487,756	5,188,084

(z) Fund closed during year.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCC		SCH		SCI		SCJ		SCK
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004 (z)	2003	2004 (z)	2003	2004 (z)	2003	2004 (z)	2003	2004 (z)	2003
Operations:
Net investment income (loss)	$(27,755)	$(17,339)	$(58,788)	$(75,064)	$(44,887)	$(53,296)	$(80,038)	$(101,898)	$(59,938)	$(44,235)
Net realized gains (losses)	331,854	(162,631)	1,713,737	(47,485)	433,219	(222,771)	1,180,428	(225,369)	1,022,815	(180,609)
Net unrealized gains (losses)	(321,287)	844,589	(1,362,090)	1,714,455	(449,066)	1,087,370	(1,599,566)	2,019,222	(1,100,632)	1,347,207
Increase (Decrease) in net assets from
operations	$(17,188)	$664,619	$292,859	$1,591,906	$(60,734)	$811,303	$(499,176)	$1,691,955	$(137,755)	$1,122,363

Participant Transactions:
Accumulation Activity:
Purchase payments received	$33,679	$164,918	$9,045	$216,776	$56,740	$643,301	$196,336	$754,043	$279,052	$1,015,924
Net transfers between Sub-Accounts and
Fixed Account	(2,974,231)	59,184	(6,118,284)	219,930	(4,428,233)	833,638	(7,970,911)	736,768	(5,983,641)	15,811
Withdrawals, surrenders, annuitizations and
contract charges	(237,727)	(273,074)	(588,024)	(482,580)	(424,917)	(247,334)	(417,148)	(189,009)	(375,347)	(359,154)
Net accumulation activity	$(3,178,279)	$(48,972)	$(6,697,263)	$(45,874)	$(4,796,410)	$1,229,605	$(8,191,723)	$1,301,802	$(6,079,936)	$672,581

Annuitization Activity:
Annuitizations	$	$	$25,840	$	$	$	$	$17,976	$	$
Annuity payments and contract charges	(441)		(7,530)	(1,832)	(746)	(1,350)	(1,215)	(837)	(752)	(577)
Net transfers between Sub-Accounts
Adjustments to annuity reserves			(636)	(172)	(1,257)	1,257	(63)	63	164	(164)
Net annuitization activity	$(441)	$	$17,674	$(2,004)	$(2,003)	$(93)	$(1,278)	$17,202	$(588)	$(741)
Increase (Decrease) in net assets from participant
owner transactions	$(3,178,720)	$(48,972)	$(6,679,589)	$(47,878)	$(4,798,413)	$1,229,512	$(8,193,001)	$1,319,004	$(6,080,524)	$671,840

Increase (Decrease) in net assets	$(3,195,908)	$615,647	$(6,386,730)	$1,544,028	$(4,859,147)	$2,040,815	$(8,692,177)	$3,010,959	$(6,218,279)	$1,794,203

Net Assets:
Beginning of year	$3,195,908	$2,580,261	$6,386,730	$4,842,702	$4,859,147	$2,818,332	$8,692,177	$5,681,218	$6,218,279	$4,424,076
End of year	$	$3,195,908	$	$6,386,730	$	$4,859,147	$	$8,692,177	$	$6,218,279

Unit Transactions:
Beginning of year	313,840	324,332	538,958	550,836	587,800	461,060	869,770	760,555	610,539	568,391
Purchased	2,578	19,136	5,535	22,485	7,600	73,252	15,257	72,655	23,657	100,573
Transferred between Sub-Accounts and Fixed
Accumulation Account	(293,816)	1,074	(496,606)	13,841	(540,430)	88,835	(845,468)	57,729	(598,016)	(17,442)
Withdrawn, Surrendered and Annuitized	(22,602)	(30,702)	(47,887)	(48,204)	(54,970)	(35,347)	(39,559)	(21,169)	(36,180)	(40,983)
End of year		313,840		538,958		587,800		869,770		610,539

(z) Fund closed during year.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SCL		SCM
	Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2004 (z)	2003	2004	2003
Operations:
Net investment income (loss)	$(36,307)	$(38,927)	$(30,858)	$5,109
Net realized gains (losses)	825,743	98,217	591,662	28,296
Net unrealized gains (losses)	(795,927)	798,666	7,342	273,374
Increase (Decrease) in net assets from
operations	$(6,491)	$857,956	$568,146	$306,779

Participant Transactions:
Accumulation Activity:
Purchase payments received	$49,635	$284,744	$166,820	$112,728
Net transfers between Sub-Accounts and
Fixed Account	(4,057,525)	1,185,935	918,045	1,834,214
Withdrawals, surrenders, annuitizations and
contract charges	(309,062)	(163,539)	(107,593)	(17,432)
Net accumulation activity	$(4,316,952)	$1,307,140	$977,272	$1,929,510

Annuitization Activity:
Annuitizations	$	$	$	$
Annuity payments and contract charges	(1,198)	(1,668)	(5,756)	(379)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	721	(721)	1,815	(393)
Net annuitization activity	$(477)	$(2,389)	$(3,941)	$(772)
Increase (Decrease) in net assets from participant
transactions	$(4,317,429)	$1,304,751	$973,331	$1,928,738

Increase (Decrease) in net assets	$(4,323,920)	$2,162,707	$1,541,477	$2,235,517

Net Assets:
Beginning of year	$4,323,920	$2,161,213	$2,371,760	$136,243
End of year	$	$4,323,920	$3,913,237	$2,371,760

Unit Transactions:
Beginning of year	383,273	282,059	201,242	18,231
Purchased	5,036	24,223	9,749	8,939
Transferred between Sub-Accounts and Fixed
Accumulation Account	(361,272)	94,772	67,539	176,684
Withdrawn, Surrendered and Annuitized	(27,037)	(17,781)	(7,078)	(2,612)
End of year		383,273	271,452	201,242

(z) Fund closed during year.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account'') is a separate account of Sun Life Assurance Company of Canada (U.S.), (the ''Sponsor''), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts (collectively, the ''Contracts'') and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds (the "Funds") registered under the Investment Act of 1940. With respect to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Salomon Brothers Variable Series Funds, Inc. With respects to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroader Advisers, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Credit Suisse Institutional Fund, Inc., Fidelity Variable Insurance Products Funds, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and Franklin Variable Insurance Products Funds. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust. With respects to the Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts, the Funds are: AIM Variable Insurance Fund, Inc., Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Arnhold and S. Bleichroader Advisers, Inc., Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust, Sun Capital Advisers Trust and the Franklin Templeton Variable Insurance Products Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8
Futurity contracts	1.25%
Futurity II contracts	1.25%
Futurity Focus contracts	1.00%
Futurity Accolade contracts	1.30%	1.45%	1.55%	1.70%
Futurity Focus II contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Futurity III contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Futurity Select Four contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%
Futurity Select Four Plus contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%
Futurity Select Seven contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%
Futurity Select Freedom contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%
Futurity Select Incentive contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts, Futurity Select Four contracts, Futurity Select Four Plus contracts, Futurity Select Seven contracts, Futurity Select Freedom contracts and Futurity Select Incentive contracts or 2% of the participant's account value in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to Futurity Select Seven and Futurity Select Incentive and an effective annual rate of 0.20% of the net assets attributable to Futurity Select Four Plus and Futurity Select Freedom contracts.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.23% and .65% to 1.25% of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn when applicable, may be deducted to cover certain expenses relating to the sale of Futurity Select Four and Futurity II contracts; 7% for Futurity III contracts and 8% for Futurity, Futurity Focus, Futurity Accolade, Futurity Select Four Plus, Futurity Select Seven and Futurity Select Incentive contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

For the year ended December 31, 2004, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the Withdrawals, surrenders and annuitizations line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$339	$701
V.I. Core Equity Fund Series 2	268	101
V.I. Capital Appreciation Fund	15,593	17,548
V.I. Growth Fund	20,811	12,563
V.I. Growth and Income Fund	17,159	14,376
V.I. International Equity Fund	12,963	16,159
V.I. Value Fund	2,507	6,426
V.I.Capital Appreciation Fund Series 2	396	2,178
V.I. International Growth Fund Series 2	203	2,637
V.I. Premier Equity Fund Series 2	172
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	25,128	149,665
The Alger American Fund
Growth Portfolio	19,472	29,218
Income and Growth Portfolio	13,377	30,582
Small Capitalization Portfolio	5,001	6,422
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	3,899	27,654
Technology Fund	1,886	4,142
Growth and Income Fund	12,322	106,420
Worldwide Privatization Fund	1,269	10,193
Quasar Fund	682	496
Credit Suisse Institutional
Emerging Markets Portfolio	636	3,768
International Equity Portfolio	571	902

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Credit Suisse Institutional - continued	Contract Charges	Surrender Charges
Global Post-Venture Capital Portfolio	$291	$899
Small Company Growth Portfolio	1,287	6,679
Fidelity Variable Insurance Products Funds
VIP Contra fund	11,019	37,588
VIP Overseas Fund	2,878	15,436
VIP Growth Fund	23,177	280,547
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	1,465	1,484
Foreign Securities Fund Class 2	1,230	1,390
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund	2,182	8,656
VIT CORE US Equity Fund	6,103	11,967
VIT Growth and Income Fund	2,276	3,042
VIT International Equity Fund	3,401	8,489
VIT Capital Growth Fund	966	2,678
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	699	5,704
Small Company Growth Fund	1,293	1,951
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	5,314	7,952
International Opportunities Portfolio	2,473	3,445
Small Company Portfolio	2,463	5,619
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	52,388	234,148
Mid Cap Value	32,830	118,680
International Portfolio	1,023	1,859
MFS/Sun Life Series Trust
Capital Appreciation Series	7,650	23,121
Emerging Growth Series	18,585	55,864
Government Securities Series	13,195	189,778
High Yield Series	9,050	31,460
New Discovery S Class	16,432	48,767
Massachusetts Investors Growth Stock S Class	4,611	7,837
High Yield S Class	4,787	8,691
Capital Appreciation S Class	1,108	6,159
Utilities S Class	2,315	13,529
Emerging Growth S Class	1,335	3,875
Total Return S Class	28,654	210,713
Government Securities S Class	13,562	82,296
Massachusetts Investors Trust S Class	3,334	9,168
Massachusetts Investors Growth Stock Series	14,083	33,698
Massachusetts Investors Trust Series	10,073	48,959
Money Market Series	2,008	11,155
New Discovery Series	14,858	59,733
Total Return Series	15,282	92,992
Utilities Series	11,778	63,354

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
OCC Accumulation Trust
Equity Portfolio	$2,410	$8,971
Mid Cap Portfolio	2,587	24,963
Small Cap Portfolio	1,436	6,899
Managed Portfolio	616	4,233
PIMCO Variable Insurance Trust
High Yield Portfolio	19,354	76,174
Emerging Markets Bond Portfolio	18,134	80,437
Real Return Portfolio	5,679	10,287
Total Return Portfolio	23,675	89,190
Rydex Variable Trust
Nova Fund	549	260
OTC Fund	2,298	7,369
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	337	1,829
Investors Fund	116	1,315
Strategic Bond Fund	784	3,885
Total Return Fund	1,000	2,733
Sun Capital Advisers Trust
Sun Capital Money Market Fund	33,010	664,034
Sun Capital Investment Grade Bond Fund	13,843	94,883
Sun Capital Real Estate Fund	27,463	108,902
SC Select Equity Fund	1,973	1,797
SC Blue Chip Mid Cap Fund	26,067	131,674
SC Investors Foundation Fund	752	1,333
SC Davis Venture Value Fund	12,724	83,963
SC Davis Financial Fund	1,691	5,638
SC Value Equity Fund	1,198	8,249
SC Value Mid Cap Fund	3,558	18,560
SC Value Small Cap Fund	26,415	113,361
SC Value Managed Fund	572	10,646
SC Neuberger Berman Mid Cap Value Fund	1,553	18,656
SC Neuberger Berman Mid Cap Growth Fund	1,786	7,625
SC Alger Growth Fund	1,652	8,403
SC Alger Income & Growth Fund	1,711	10,117
SC Alger Small Capitalization Fund	900	6,487
Sun Capital All Cap Fund	912	1,776

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares of the Funds purchased and proceeds from the sales of shares of the Funds for each Sub-account for the year ended December 31, 2004:
	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Growth Fund Series 2	$378,919	$76,279
V.I. Core Equity Fund Series 2	35,085	47,472
V.I. Capital Appreciation Fund	3,140,486	5,969,913
V.I. Growth Fund	1,818,462	7,123,931
V.I. Growth and Income Fund	1,635,212	6,987,579
V.I. International Equity Fund	3,836,356	6,785,559
V.I. Value Fund	591,180	1,630,164
V.I. Capital Appreciation Fund Series 2	422,331	334,985
V.I. International Growth Fund Series 2	188,995	175,155
V.I. Premier Equity Fund Series 2	93,296	30,084
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	35,776,044	17,450,883
The Alger American Fund
Growth Portfolio	374,480	11,709,699
Income and Growth Portfolio	492,003	8,360,180
Small Capitalization Portfolio	41,831	1,755,199
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	1,973,696	2,998,823
Technology Fund	647,722	1,417,421
Growth and Income Fund	5,212,968	9,457,873
Worldwide Privatization Fund	2,737,477	1,429,566
Quasar Fund	2,003,256	592,757
Credit Suisse Institutional
Emerging Markets Portfolio	347,802	393,155
International Equity Portfolio	20,227	133,161
Global Post-Venture Capital Portfolio	101,214	63,981
Small Company Growth Portfolio	1,217,983	545,645
Fidelity Variable Insurance Products Funds
VIP Contrafund	11,533,833	4,701,581
VIP Overseas Fund	1,985,116	2,384,062
VIP Growth Fund	18,432,669	10,583,413
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	3,467,064	576,015
Foreign Securities Fund Class 2	2,131,511	811,938
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund	1,349,815	2,919,973
VIT CORE US Equity Fund	2,437,658	3,227,341
VIT Growth and Income Fund	1,039,958	986,836
VIT International Equity Fund	1,688,186	1,375,042
VIT Capital Growth Fund	1,239,492	516,582
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	556,778	787,542
Small Company Growth Fund	835,760	695,197

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued
	Purchases	Sales
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	828,735	3,030,260
International Opportunities Portfolio	284,963	1,016,331
Small Company Portfolio	919,162	1,182,277
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	25,319,447	20,925,457
Mid Cap Value	20,620,157	13,283,279
International Portfolio	2,157,943	787,604
MFS/Sun Life Series Trust
Capital Appreciation Series	1,217,204	2,819,879
Emerging Growth Series	2,192,076	7,435,729
Government Securities Series	4,818,641	18,083,805
High Yield Series	4,193,907	7,182,814
New Discovery S Class	10,272,692	7,765,026
Massachusetts Investors Growth Stock S Class	1,125,433	2,686,133
High Yield S Class	5,114,659	5,848,777
Capital Appreciation S Class	858,939	613,146
Utilities S Class	1,502,988	1,685,791
Emerging Growth S Class	1,013,824	1,330,020
Total Return S Class	26,594,692	15,176,077
Government Securities S Class	3,906,965	12,187,889
Massachusetts Investors Trust S Class	1,743,198	2,543,817
Massachusetts Investors Growth Stock Series	2,633,171	8,269,089
Massachusetts Investors Trust Series	1,431,956	5,573,461
Money Market Series	4,843,696	4,640,216
New Discovery Series	5,403,862	7,088,975
Total Return Series	7,375,748	11,811,155
Utilities Series	3,236,181	6,539,130
OCC Accumulation Trust
Equity Portfolio	96,225	1,185,350
Mid Cap Portfolio	1,637,856	1,646,661
Small Cap Portfolio	31,423	1,075,467
Managed Portfolio	98,058	415,413
PIMCO Variable Insurance Trust
High Yield Portfolio	22,046,471	10,227,893
Emerging Markets Bond Portfolio	19,764,034	10,015,052
Real Return Portfolio	7,418,472	3,484,505
Total Return Portfolio	32,316,890	13,901,327
Rydex Variable Trust
Nova Fund	1,046,131	1,322,937
OTC Fund	2,705,807	4,148,839
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	79,022	134,913
Investors Fund	86,175	83,276
Strategic Bond Fund	316,816	428,777
Total Return Fund	1,347,153	1,177,256

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued
	Purchases	Sales
Sun Capital Advisers Trust
Sun Capital Money Market Fund	103,914,836	98,993,213
Sun Capital Investment Grade Bond Fund	7,782,327	15,779,719
Sun Capital Real Estate Fund	13,604,088	16,703,297
SC Select Equity Fund	717,101	8,103,627
SC Blue Chip Mid Cap Fund	11,260,268	10,532,729
SC Investors Foundation Fund	212,638	4,583,134
SC Davis Venture Value Fund	7,988,759	6,952,532
SC Davis Financial Fund	498,310	6,858,502
SC Value Equity Fund	328,242	4,789,077
SC Value Mid Cap Fund	1,937,120	18,582,826
SC Value Small Cap Fund	19,708,054	10,633,606
SC Value Managed Fund	569,825	3,776,299
SC Neuberger Berman Mid Cap Value Fund	1,185,746	7,834,128
SC Neuberger Berman Mid Cap Growth Fund	664,236	5,506,282
SC Alger Growth Fund	2,391,851	10,664,826
SC Alger Income & Growth Fund	1,429,347	7,569,972
SC Alger Small Capitalization Fund	1,418,556	5,666,559
Sun Capital All Cap Fund	2,985,596	1,702,769

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial to Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31

							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
AG2
	December 31, 2004	83,335	$ 9.5392	to	$ 14.4627	$942,938%		1.35	% to	2.30%	(4.20)%	to	6.54%
	December 31, 2003	47,672	9.0179	to	13.5751	559,295		1.35	to	2.30	22.62	to	34.98
	December 31, 2002 (c)	9,933	7.0343	to	10.5140	72,925		1.35	to	2.15	(29.66)	to	5.14
AG3
	December 31, 2004	37,182	10.5537	to	13.7805	440,009	0.83	1.35	to	2.25	6.22	to	7.20
	December 31, 2003	37,791	9.9355	to	12.8547	420,573	1.29	1.35	to	2.25	(0.64)	to	22.48
	December 31, 2002 (c)	11,314	8.1995	to	10.4956	103,888	0.91	1.35	to	2.05	(18.00)	to	4.96
AI1
	December 31, 2004	4,032,429	5.6585	to	10.7196	31,312,996		1.15	to	1.85	4.65	to	5.41
	December 31, 2003	4,349,721	5.4044	to	10.1966	32,219,547		1.15	to	1.85	27.13	to	28.05
	December 31, 2002	4,517,822	4.2491	to	7.9843	26,516,524		1.00	to	1.85	(25.76)	to	(25.22)
	December 31, 2001	5,563,655	6.1966	to	11.5712	44,487,725		1.15	to	1.85	(24.71)	to	(24.16)
AI2
	December 31, 2004	5,955,627	4.2050	to	8.0182	34,075,283		1.00	to	1.85	6.22	to	7.14
	December 31, 2003	6,855,680	3.9568	to	7.5127	36,765,991		1.00	to	1.85	28.81	to	29.93
	December 31, 2002	8,105,745	3.0701	to	5.8045	34,096,185		1.00	to	1.85	(32.50)	to	(31.66)
	December 31, 2001	5,978,099	5.1794	to	9.7277	37,503,852	0.20	1.00	to	1.85	(35.12)	to	(34.55)
AI3
	December 31, 2004	4,307,659	6.4351	to	10.5268	35,393,203	0.93	1.00	to	1.85	6.95	to	7.88
	December 31, 2003	4,977,326	6.0140	to	9.7960	38,099,300	1.00	1.00	to	1.85	22.12	to	23.18
	December 31, 2002	5,737,435	4.9221	to	7.9835	36,108,743	0.29	1.00	to	1.85	(17.15)	to	(16.43)
	December 31, 2001	7,175,804	6.3069	to	10.4760	55,463,593	0.05	1.00	to	1.85	(24.27)	to	(23.61)
AI4
	December 31, 2004	3,574,144	7.5033	to	11.9128	33,192,203	0.64	1.00	to	1.85	21.71	to	22.76
	December 31, 2003	3,910,999	6.1619	to	9.7415	29,736,901	0.56	1.00	to	1.85	26.68	to	27.77
	December 31, 2002	4,224,313	4.8618	to	7.6535	25,474,957	0.36	1.00	to	1.85	(17.24)	to	(16.52)
	December 31, 2001	7,454,026	6.5504	to	10.2443	54,183,196	0.35	1.00	to	1.85	(24.96)	to	(24.30)
AI5
	December 31, 2004	705,233	7.6962	to	7.8998	5,501,905	0.44	1.15	to	1.85	3.81	to	4.55
	December 31, 2003	836,085	7.4138	to	7.5558	6,258,571	0.29	1.15	to	1.85	22.77	to	23.64
	December 31, 2002	824,629	6.0388	to	6.1110	5,011,133	0.40	1.15	to	1.85	(31.55)	to	(31.06)
	December 31, 2001 (a)	407,446	7.9492	to	8.9475	3,603,548	0.29	1.15	to	1.85	(11.78)	to	(11.35)
AI7
	December 31, 2004	83,459	9.8187	to	14.1034	961,587		1.35	to	2.10	4.09	to	4.89
	December 31, 2003	72,162	9.4277	to	13.4455	816,932		1.35	to	2.10	19.18	to	38.45
	December 31, 2002 (c)	14,094	7.4505	to	10.5504	117,551		1.10	to	1.90	(25.49)	to	5.50
AI8
	December 31, 2004	63,338	12.4607	to	15.4847	890,184	0.57	1.35	to	2.10	21.10	to	48.04
	December 31, 2003	60,796	10.2842	to	12.7345	711,484	0.49	1.35	to	2.10	3.21	to	27.34
	December 31, 2002 (c)	4,093	8.1645	to	9.6921	34,395	0.31	1.35	to	2.15	(18.36)	to	(3.08)
AI9
	December 31, 2004	17,199	8.9607	to	13.3572	200,665	0.37	1.35	to	2.10	3.27	to	4.06
	December 31, 2003	11,352	8.6724	to	12.8355	128,016	0.42	1.35	to	2.10	(12.65)	to	27.99
	December 31, 2002 (c)	2,289	7.0926	to	10.4230	18,018	1.52	1.35	to	2.05	(29.07)	to	4.23
SGI
	December 31, 2004	6,913,520	16.7837	to	20.9809	142,734,261	2.48	1.15	to	2.55	24.19	to	25.99
	December 31, 2003	6,087,549	13.5150	to	16.6818	100,397,991	0.05	1.00	to	2.55	35.15	to	66.82
	December 31, 2002 (d)	3,996,990	10.8885	to	11.1493	44,526,797	1.47	1.00	to	2.25	8.88	to	11.49
AL1
	December 31, 2004	5,448,196	6.0597	to	11.1726	41,710,670		1.15	to	1.85	3.54	to	4.29
	December 31, 2003	6,967,886	5.8495	to	10.7391	51,067,194		1.15	to	1.85	32.66	to	33.63
	December 31, 2002	8,205,394	4.4070	to	8.0565	45,485,920	0.04	1.00	to	1.85	(34.20)	to	(33.66)
	December 31, 2001	10,169,607	7.0163	to	12.8134	87,365,194	0.24	1.00	to	1.85	(13.46)	to	(12.70)
(a)	For the period May 1, 2001 (commencement of operations) through December 31, 2001.
(c)	For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.
(d)	For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
AL2
	December 31, 2004	2,847,367	$ 6.8155	to	$ 12.6640	$26,554,538	0.56%	1.00	% to	1.85%	5.85%	to	6.76%
	December 31, 2003	3,733,810	6.4358	to	11.9076	32,584,863	0.33	1.00	to	1.85	27.44	to	28.54
	December 31, 2002	4,500,052	5.0475	to	9.2993	30,858,383	0.67	1.00	to	1.85	(32.38)	to	(31.79)
	December 31, 2001	5,785,259	7.8053	to	14.2870	59,309,865	0.38	1.00	to	1.85	(15.92)	to	(15.18)
AL3
	December 31, 2004	1,007,491	5.5809	to	9.4036	7,621,329		1.15	to	1.85	14.41	to	15.24
	December 31, 2003	1,243,757	4.8755	to	8.1817	8,177,252		1.15	to	1.85	39.71	to	40.73
	December 31, 2002	1,566,452	3.4879	to	5.8292	7,351,571		1.00	to	1.85	(28.52)	to	(27.06)
	December 31, 2001	1,962,751	5.2129	to	8.8215	12,963,425	0.06	1.15	to	1.85	(30.83)	to	(30.32)
AN1
	December 31, 2004	1,506,718	7.4513	to	13.4816	11,884,975		1.15	to	2.10	6.06	to	7.10
	December 31, 2003	1,617,322	7.0074	to	12.6139	12,001,089		1.15	to	2.25	10.44	to	25.69
	December 31, 2002	1,052,237	5.7871	to	10.3646	6,201,326		1.15	to	2.25	(32.12)	to	3.65
	December 31, 2001 (a)	601,780	7.6530	to	8.7181	5,144,499		1.15	to	1.85	(14.74)	to	(14.33)
AN2
	December 31, 2004	281,520	6.6898	to	15.4768	2,100,054		1.15	to	2.10	2.87	to	3.88
	December 31, 2003	396,141	6.4863	to	14.9298	2,817,763		1.15	to	2.10	(14.49)	to	48.87
	December 31, 2002	304,747	4.5958	to	10.5250	1,440,238		1.15	to	2.05	(42.89)	to	5.25
	December 31, 2001 (a)	157,358	6.9178	to	8.2622	1,269,256		1.15	to	1.85	(19.53)	to	(19.15)
AN3
	December 31, 2004	4,469,640	9.9734	to	15.0595	46,251,629	0.74	1.00	to	2.30	8.66	to	10.11
	December 31, 2003	4,877,794	9.1366	to	13.7258	46,061,707	0.85	1.00	to	2.30	(2.87)	to	36.58
	December 31, 2002	3,865,669	7.0422	to	10.5259	27,536,338	0.58	1.00	to	2.05	(28.86)	to	5.26
	December 31, 2001 (a)	1,689,129	8.4391	to	9.3829	15,672,268	0.05	1.15	to	1.85	(7.70)	to	(7.26)
AN4
	December 31, 2004	465,307	13.6767	to	18.1079	6,619,081	0.10	1.15	to	2.10	21.36	to	74.85
	December 31, 2003	351,603	11.2403	to	14.8594	4,110,462	1.04	1.15	to	2.10	40.14	to	48.59
	December 31, 2002	287,342	8.0044	to	10.2672	2,363,754	2.18	1.15	to	2.05	(10.75)	to	2.67
	December 31, 2001 (a)	37,676	6.7392	to	9.2621	321,781	0.01	1.15	to	1.85	(14.82)	to	(14.41)
AN5
	December 31, 2004	264,939	10.2405	to	17.2206	2,844,332		1.15	to	2.25	10.77	to	13.07
	December 31, 2003	116,800	9.1218	to	15.2615	1,109,464		1.15	to	2.25	(8.28)	to	52.18
	December 31, 2002	75,132	6.2510	to	10.4054	483,853		1.15	to	1.85	(33.32)	to	4.05
	December 31, 2001 (a)	207,369	7.3630	to	9.3784	1,950,541		1.15	to	1.85	(6.25)	to	(5.80)
CS1
	December 31, 2004	80,296	11.9850	to	17.0738	1,256,470	0.29	1.15	to	1.40	23.18	to	23.51
	December 31, 2003	82,222	9.7279	to	13.8611	1,044,211		1.15	to	1.40	40.88	to	41.25
	December 31, 2002	107,756	6.9038	to	9.8390	975,201	0.18	1.00	to	1.40	(12.80)	to	(12.57)
	December 31, 2001	124,190	8.3385	to	11.8873	1,308,142		1.15	to	1.85	(10.92)	to	(10.68)
CS2
	December 31, 2004	53,306	9.0174	to	10.2999	526,411	1.02	1.15	to	1.40	13.13	to	13.43
	December 31, 2003	65,412	7.9691	to	9.1043	571,636	0.46	1.15	to	1.40	31.23	to	31.58
	December 31, 2002	76,619	6.0714	to	6.9377	508,636		1.00	to	1.40	(21.03)	to	(20.82)
	December 31, 2001	104,918	8.3953	to	9.5960	883,610		1.15	to	1.85	(29.64)	to	(29.45)
CS3
	December 31, 2004	45,514	9.2125	to	11.2190	492,597		1.15	to	1.40	16.33	to	16.64
	December 31, 2003	41,071	7.9175	to	9.6439	381,993		1.15	to	1.40	45.59	to	45.98
	December 31, 2002	43,870	5.4371	to	6.6239	280,672		1.00	to	1.40	(35.08)	to	(34.91)
	December 31, 2001	58,715	9.3337	to	11.3746	576,848		1.15	to	1.40	(23.27)	to	(23.16)
CS4
	December 31, 2004	191,347	10.3348	to	12.9461	2,146,797		1.15	to	1.40	9.31	to	9.61
	December 31, 2003	117,857	9.4525	to	11.8432	1,301,976		1.15	to	1.40	46.47	to	46.86
	December 31, 2002	139,231	6.4522	to	8.0857	1,045,016		1.00	to	1.40	(34.62)	to	(34.45)
	December 31, 2001	252,504	9.7884	to	12.2702	2,952,097		1.15	to	1.85	(17.19)	to	(16.97)
FL1
	December 31, 2004	2,876,581	11.9014	to	14.8074	35,659,207	0.19	1.15	to	2.35	12.50	to	13.83
	December 31, 2003	2,230,010	10.5300	to	13.0346	24,392,563	0.25	1.15	to	2.30	7.03	to	29.88
	December 31, 2002	1,422,859	8.3687	to	10.3067	12,043,799	0.37	1.15	to	2.25	(13.61)	to	3.07
	December 31, 2001 (a)	301,559	8.2113	to	9.5741	2,851,982		1.15	to	1.85	(5.68)	to	(5.23)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
FL2
	December 31, 2004	931,307	$ 9.7732	to	$ 15.3834	$9,479,881	1.08%	1.15	% to	2.10%	10.93%	to	12.01%
	December 31, 2003	975,952	8.7879	to	13.8113	8,843,340	0.48	1.15	to	2.10	(10.68)	to	41.39
	December 31, 2002	923,348	6.2595	to	9.8147	5,872,825	0.73	1.15	to	2.25	(22.98)	to	(1.85)
	December 31, 2001 (a)	2,991,637	7.4421	to	8.5233	24,051,764		1.15	to	1.85	(19.82)	to	(19.44)
FL3
	December 31, 2004	7,870,040	7.7923	to	13.9175	68,251,070	0.13	1.15	to	2.55	0.49	to	1.93
	December 31, 2003	6,986,042	7.6992	to	13.6813	58,659,774	0.10	1.00	to	2.55	(21.21)	to	35.94
	December 31, 2002	5,065,258	5.9183	to	10.4634	30,420,886	0.12	1.15	to	2.25	(32.04)	to	4.63
	December 31, 2001 (a)	3,773,079	7.7787	to	8.8778	32,730,723		1.15	to	1.85	(13.49)	to	(13.08)
FTG
	December 31, 2004	307,055	14.7014	to	15.8831	4,826,714	0.98	1.15	to	2.25	13.41	to	58.24
	December 31, 2003	100,517	12.9432	to	13.8470	1,378,832	2.23	1.15	to	2.25	29.43	to	38.47
	December 31, 2002 (d)	2,357	10.0133	to	10.5995	24,668		1.00	to	2.30	0.13	to	5.99
FTI
	December 31, 2004	305,720	14.9733	to	16.0707	4,833,764	1.03	1.00	to	2.10	16.03	to	57.61
	December 31, 2003	209,950	12.9043	to	13.6958	2,840,756	1.28	1.00	to	2.10	29.04	to	36.96
	December 31, 2002 (d)	54,719	10.4408	to	10.4595	572,025		1.00	to	2.30	4.41	to	4.59
GS2
	December 31, 2004	421,700	13.1119	to	18.2944	6,663,954	0.18	1.15	to	1.85	14.17	to	37.93
	December 31, 2003	537,797	11.4610	to	15.9079	7,512,286	0.27	1.15	to	1.85	43.31	to	44.35
	December 31, 2002	505,836	7.9514	to	11.0207	4,909,310	0.23	1.00	to	1.85	(17.12)	to	(15.93)
	December 31, 2001	668,766	9.0737	to	12.4635	7,691,027	0.31	1.15	to	1.85	2.58	to	3.33
GS3
	December 31, 2004	1,604,359	8.2707	to	15.4805	16,491,554	1.14	1.15	to	2.10	12.52	to	13.63
	December 31, 2003	1,694,905	7.3278	to	13.6530	15,298,517	0.71	1.15	to	2.10	23.28	to	36.53
	December 31, 2002	1,993,373	5.7633	to	10.6802	14,150,917	0.55	1.00	to	2.05	(23.34)	to	6.80
	December 31, 2001	2,154,860	7.7804	to	11.1917	20,333,064	0.44	1.15	to	1.85	(13.58)	to	(12.95)
GS4
	December 31, 2004	643,199	10.0745	to	11.7893	7,051,742	1.59	1.15	to	1.85	5.72	to	17.44
	December 31, 2003	642,298	8.6229	to	10.0702	5,995,111	1.33	1.15	to	1.85	22.06	to	22.95
	December 31, 2002	703,658	7.0501	to	8.2167	5,375,072	1.34	1.00	to	1.85	(12.98)	to	(12.35)
	December 31, 2001	887,554	8.2218	to	9.6366	7,760,248	0.45	1.15	to	1.85	(11.03)	to	(10.37)
GS5
	December 31, 2004	993,729	7.7983	to	10.8819	9,614,462	1.23	1.15	to	1.85	11.38	to	12.19
	December 31, 2003	965,025	6.9980	to	9.7254	8,349,977	4.23	1.15	to	1.85	32.99	to	33.95
	December 31, 2002	1,048,203	5.2595	to	7.2798	6,737,841	0.98	1.00	to	1.85	(19.85)	to	(19.27)
	December 31, 2001	1,311,340	7.2538	to	9.9775	10,458,720	1.45	1.15	to	1.85	(23.71)	to	(23.15)
GS7
	December 31, 2004	444,078	8.4876	to	13.9531	4,134,445	0.83	1.15	to	2.25	(2.09)	to	7.83
	December 31, 2003	351,482	7.9276	to	12.9662	3,099,739	0.31	1.15	to	2.10	15.97	to	29.29
	December 31, 2002	294,424	6.5275	to	10.6221	1,951,108	0.27	1.15	to	2.05	(26.45)	to	6.22
	December 31, 2001 (a)	90,647	8.5073	to	9.0546	798,856	0.23	1.15	to	1.85	(12.08)	to	(11.69)
IV1
	December 31, 2004	236,847	8.0879	to	16.5734	2,087,945		1.15	to	2.05	11.01	to	12.03
	December 31, 2003	265,834	7.2709	to	14.8235	2,049,623		1.15	to	2.25	(6.63)	to	47.81
	December 31, 2002	393,726	5.3748	to	10.9025	2,135,358		1.15	to	2.05	(34.08)	to	9.02
	December 31, 2001 (a)	170,065	7.2534	to	8.3429	1,371,474		1.15	to	1.85	(19.59)	to	(19.20)
IV2
	December 31, 2004	390,021	8.7201	to	15.7654	3,776,289		1.15	to	2.30	(10.49)	to	12.58
	December 31, 2003	367,540	7.8009	to	14.0319	3,142,310		1.15	to	2.30	26.41	to	40.32
	December 31, 2002	227,469	5.9564	to	10.6445	1,374,325		1.15	to	2.05	(32.39)	to	6.45
	December 31, 2001 (a)	105,665	7.4813	to	8.7461	933,440		1.15	to	1.85	(11.90)	to	(11.48)
JP1
	December 31, 2004	1,162,485	7.4332	to	9.7910	10,721,269	0.82	1.15	to	1.85	7.46	to	8.24
	December 31, 2003	1,418,266	6.9138	to	9.0681	12,067,198	0.77	1.15	to	1.85	25.77	to	26.68
	December 31, 2002	1,646,234	5.4944	to	7.1758	11,099,926	0.05	1.00	to	1.85	(26.02)	to	(25.48)
	December 31, 2001	2,063,692	7.7128	to	10.1168	18,832,702	0.48	1.15	to	1.85	(13.55)	to	(12.92)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investement Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
JP2
	December 31, 2004	496,484	$ 8.2854	to	$ 11.4974	$4,893,824	0.59%	1.15	% to	1.85%	16.18%	to	17.02%
	December 31, 2003	573,871	7.1172	to	9.8513	4,867,038	0.84	1.15	to	1.85	29.99	to	30.94
	December 31, 2002	691,691	5.4639	to	7.5437	4,472,500	0.49	1.00	to	1.85	(19.82)	to	(19.24)
	December 31, 2001	915,732	7.2397	to	10.0974	7,427,975	0.95	1.15	to	1.85	(20.65)	to	(20.07)
JP3
	December 31, 2004	511,581	9.9185	to	15.9112	6,626,292		1.15	to	1.85	24.81	to	25.72
	December 31, 2003	526,385	7.9305	to	12.6899	5,479,284		1.15	to	1.85	33.46	to	34.43
	December 31, 2002	565,247	5.9300	to	9.4647	4,418,747	0.21	1.00	to	1.85	(23.10)	to	(22.54)
	December 31, 2001	664,931	7.6661	to	12.2520	6,757,718	0.04	1.15	to	1.85	(9.74)	to	(9.08)
LA1
	December 31, 2004	14,554,694	10.9612	to	15.3996	188,671,788	0.86	1.00	to	2.55	9.77	to	11.52
	December 31, 2003	14,220,415	9.9546	to	13.8575	165,999,819	0.73	1.00	to	2.55	(0.18)	to	37.39
	December 31, 2002	12,899,028	7.7730	to	10.7219	116,450,425	0.51	1.00	to	2.25	(22.27)	to	7.22
	December 31, 2001 (a)	11,399,173	9.8977	to	12.8855	130,365,761	0.85	1.00	to	1.85	(8.45)	to	(7.66)
LA2
	December 31, 2004	7,462,770	12.3957	to	16.0827	104,214,749	0.31	1.00	to	2.55	20.87	to	22.80
	December 31, 2003	6,889,740	10.2236	to	13.1433	78,536,192	0.64	1.00	to	2.55	2.51	to	30.31
	December 31, 2002	4,868,436	8.3835	to	10.6794	44,797,324	0.69	1.00	to	2.25	(16.17)	to	6.79
	December 31, 2001 (a)	2,281,117	8.9499	to	9.9510	23,695,759	0.84	1.15	to	1.85	3.44	to	3.90
LA3
	December 31, 2004	358,522	10.4151	to	16.9868	3,909,396	0.16	1.15	to	2.10	18.17	to	35.90
	December 31, 2003	213,445	8.7914	to	14.3168	1,964,050	2.12	1.15	to	2.10	(10.40)	to	43.17
	December 31, 2002	158,181	6.3410	to	8.2983	1,021,388	1.23	1.00	to	1.85	(19.23)	to	(17.02)
	December 31, 2001	42,292	7.0106	to	8.9279	332,937	0.29	1.15	to	1.85	(21.47)	to	(21.12)
CAS
	December 31, 2004	1,891,535	5.1988	to	8.8713	13,659,827	0.06	1.15	to	1.85	8.96	to	9.76
	December 31, 2003	2,125,014	4.7688	to	8.1028	13,902,670		1.15	to	1.85	(45.99)	to	27.25
	December 31, 2002	2,385,864	3.7729	to	6.3834	12,330,965	0.18	1.00	to	1.85	(33.64)	to	(33.06)
	December 31, 2001	3,296,185	6.1469	to	10.5012	25,983,854	0.36	1.00	to	1.85	(26.71)	to	(26.07)
EGS
	December 31, 2004	3,432,360	4.6164	to	10.2179	24,693,466		1.15	to	1.85	11.14	to	11.95
	December 31, 2003	4,195,519	4.1515	to	9.1497	27,103,648		1.15	to	1.85	29.06)	to	30.00
	December 31, 2002	4,741,685	3.2150	to	7.0556	23,694,820		1.00	to	1.85	(35.40)	to	(34.92)
	December 31, 2001	6,733,222	5.6007	to	12.2101	52,492,438		1.15	to	1.85	(35.80)	to	(35.33)
GSS
	December 31, 2004	3,177,865	12.0756	to	13.3883	40,625,793	5.70	1.15	to	1.85	1.84	to	2.58
	December 31, 2003	4,388,719	11.8457	to	13.0842	54,863,853	4.54	1.00	to	1.85	0.26	to	1.13
	December 31, 2002	6,101,434	11.8031	to	12.9882	75,660,507	4.17	1.00	to	1.85	7.77	to	8.70
	December 31, 2001	4,640,049	10.7500	to	11.6010	53,198,300	5.16	1.10	to	1.85	5.45	to	6.37
HYS
	December 31, 2004	2,128,350	11.8530	to	12.8513	26,416,955	7.83	1.15	to	1.85	7.51	to	8.30
	December 31, 2003	2,531,621	11.0191	to	11.8805	29,117,142	8.96	1.15	to	1.85	18.80	to	20.34
	December 31, 2002	2,506,679	9.2399	to	9.9067	24,127,067	11.38	1.00	to	1.85	0.85	to	1.53
	December 31, 2001	4,366,787	9.3145	to	9.8965	41,407,521	8.60	1.15	to	1.85	(0.14)	to	0.59
M1A
	December 31, 2004	4,509,615	9.2263	to	14.5064	46,625,744		1.00	to	2.55	4.47	to	6.14
	December 31, 2003	4,285,431	8.8040	to	13.7157	40,995,153		1.00	to	2.55	(11.72)	to	36.28
	December 31, 2002	2,563,610	6.6708	to	10.2978	17,299,280		1.00	to	2.25	(34.89)	to	2.98
	December 31, 2001 (b)	234,663	8.0788	to	9.9670	2,417,131		1.15	to	1.85	2.86	to	3.12
M1B
	December 31, 2004	1,147,235	8.9065	to	13.4059	10,664,342		1.00	to	2.10	7.05	to	8.26
	December 31, 2003	1,302,763	8.2983	to	12.4271	11,315,398		1.00	to	2.10	12.04	to	23.65
	December 31, 2002	1,096,685	6.8823	to	10.2544	7,605,453	0.12	1.00	to	2.05	(30.61)	to	2.54
	December 31, 2001 (b)	352,547	8.0479	to	9.8053	3,443,901		1.15	to	1.85	(2.45)	to	(2.21)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFC
	December 31, 2004	1,255,887	$ 12.6361	to	$ 13.5996	$16,139,308	7.41%	1.00	% to	2.25%	6.90%	to	8.27%
	December 31, 2003	1,401,637	11.7873	to	12.6501	16,730,020	8.78	1.00	to	2.25	18.48	to	26.50
	December 31, 2002	1,187,722	9.9081	to	10.6129	11,857,623	9.95	1.15	to	2.25	(0.24)	to	6.13
	December 31, 2001 (b)	375,235	8.4040	to	9.8255	3,706,867		1.15	to	1.85	(1.34)	to	(1.09)
MFD
	December 31, 2004	228,056	8.7952	to	14.6089	2,141,711		1.15	to	2.05	8.51	to	9.51
	December 31, 2003	203,868	8.0892	to	13.3679	1,705,423		1.15	to	2.05	19.50	to	33.68
	December 31, 2002	175,129	6.4212	to	7.0533	1,134,232	0.16	1.15	to	2.05	(35.57)	to	(29.47)
	December 31, 2001 (b)	75,869	7.6216	to	9.8565	737,135		1.15	to	1.85	(2.96)	to	(2.75)
MFE
	December 31, 2004	683,728	11.3020	to	19.0781	8,083,886	1.75	1.15	to	2.30	27.02	to	28.52
	December 31, 2003	711,851	8.8571	to	14.8751	6,513,154	2.44	1.15	to	2.30	5.51	to	48.75
	December 31, 2002	510,083	6.6338	to	11.0756	3,420,665	4.08	1.15	to	2.25	(33.11)	to	10.76
	December 31, 2001 (b)	282,084	7.5521	to	9.2085	2,517,114		1.15	to	1.85	(10.89)	to	(10.67)
MFF
	December 31, 2004	296,488	8.9127	to	15.1013	2,851,183		1.15	to	2.30	10.36	to	11.66
	December 31, 2003	334,738	8.0389	to	13.5516	2,853,477		1.15	to	2.30	22.18	to	35.13
	December 31, 2002	196,254	6.2456	to	10.4752	1,243,360		1.15	to	2.15	(37.03)	to	4.75
	December 31, 2001 (b)	100,216	7.8897	to	9.2854	973,048		1.15	to	1.85	(3.06)	to	(2.83)
MFJ
	December 31, 2004	6,635,879	11.1349	to	13.3058	80,195,913	2.43	1.15	to	2.55	8.30	to	19.30
	December 31, 2003	5,722,681	10.2496	to	12.1359	62,680,373	2.74	1.00	to	2.55	2.50	to	20.93
	December 31, 2002	3,318,943	8.9888	to	10.5296	30,878,557	2.83	1.00	to	2.10	(10.11)	to	5.30
	December 31, 2001 (b)	869,203	8.1437	to	9.7889	8,657,514		1.15	to	1.85	(0.53)	to	(0.29)
MFK
	December 31, 2004	2,514,641	10.3297	to	11.3535	27,798,546	5.40	1.00	to	2.25	1.21	to	2.51
	December 31, 2003	3,381,658	10.1901	to	11.0752	36,675,804	4.46	1.00	to	2.25	(0.42)	to	10.10
	December 31, 2002	3,416,760	10.2177	to	10.9818	37,239,740	3.48	1.00	to	2.25	2.18	to	8.42
	December 31, 2001 (b)	628,219	8.4902	to	10.2440	6,351,596		1.15	to	1.85	0.99	to	1.24
MFL
	December 31, 2004	641,452	9.8134	to	13.9200	6,549,300	0.84	1.15	to	2.30	9.16	to	10.45
	December 31, 2003	716,658	8.9484	to	12.6285	6,749,487	0.92	1.15	to	2.30	(9.23)	to	25.84
	December 31, 2002	656,869	7.4454	to	10.4542	4,924,354	0.97	1.15	to	2.05	(23.48)	to	4.54
	December 31, 2001 (b)	276,474	7.8888	to	9.6608	2,671,470		1.15	to	1.85	(3.49)	to	(3.26)
MIS
	December 31, 2004	4,227,994	5.8080	to	8.3545	29,345,425	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	5,040,025	5.3962	to	7.7346	32,510,969		1.00	to	1.85	21.11	to	22.15
	December 31, 2002	5,812,738	4.4535	to	6.3607	31,031,630	0.15	1.00	to	1.85	(29.39)	to	(28.78)
	December 31, 2001	7,310,990	6.8988	to	9.7996	55,294,423	0.11	1.10	to	1.85	(26.29)	to	(25.65)
MIT
	December 31, 2004	2,926,859	8.1218	to	9.6953	25,813,920	1.02	1.15	to	1.85	9.91	to	10.71
	December 31, 2003	3,429,237	7.3857	to	8.7853	27,388,470	1.14	1.15	to	1.85	20.56	to	21.44
	December 31, 2002	3,718,258	6.1229	to	7.2574	24,563,903	1.07	1.00	to	1.85	(22.69)	to	(22.12)
	December 31, 2001	4,731,430	8.3767	to	9.9278	40,259,945	0.77	1.15	to	1.85	(17.30)	to	(16.70)
MMS
	December 31, 2004	318,670	11.2203			3,575,629	0.84	1.40			(0.57)
	December 31, 2003	298,820	11.2846			3,372,148	0.63	1.40			(0.76)
	December 31, 2002	496,876	11.3710			5,650,249	1.27	1.40			(0.12)
	December 31, 2001	598,302	11.2904			6,809,800	3.44	1.25			2.34
NWD
	December 31, 2004	4,180,165	7.3132	to	13.7746	40,726,503		1.00	to	1.85	5.49	to	6.41
	December 31, 2003	4,304,375	6.9289	to	12.9631	39,569,126		1.00	to	1.85	32.79	to	33.94
	December 31, 2002	4,545,469	5.2153	to	9.6919	31,691,182		1.00	to	1.85	(34.69)	to	(34.13)
	December 31, 2001	3,148,941	7.8672	to	14.4709	34,145,689		1.00	to	1.85	(6.88)	to	(6.07)

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
TRS
	December 31, 2004	4,027,577	$ 11.9625	to	$ 14.0500	$53,629,734	2.52%	1.15	% to	1.85%	9.40%	to	10.20%
	December 31, 2003	4,431,211	10.9232	to	12.7901	53,649,144	3.27	1.00	to	1.85	14.98	to	19.36
	December 31, 2002	4,565,050	9.4901	to	11.0783	47,864,709	3.16	1.00	to	1.85	(7.46)	to	(6.66)
	December 31, 2001	4,188,905	10.2072	to	11.8762	47,271,929	3.01	1.10	to	1.85	(1.36)	to	(0.50)
UTS
	December 31, 2004	2,734,745	9.1987	to	13.9190	32,174,241	1.97	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	3,072,250	7.1853	to	10.8282	28,239,267	3.20	1.15	to	1.85	33.74	to	34.71
	December 31, 2002	3,365,478	5.3699	to	8.0597	23,176,843	3.80	1.00	to	1.85	(25.26)	to	(24.72)
	December 31, 2001	5,070,993	8.4643	to	12.6248	46,649,921	3.77	1.15	to	1.85	(25.72)	to	(25.18)
OP1
	December 31, 2004	472,824	11.1105	to	11.5207	5,452,107	1.01	1.15	to	1.70	10.02	to	10.65
	December 31, 2003	572,983	10.0409	to	10.4385	5,990,517	1.41	1.15	to	1.70	26.39	to	27.11
	December 31, 2002	687,993	7.8992	to	8.2355	5,675,742	1.01	1.00	to	1.85	(22.87)	to	(22.31)
	December 31, 2001	1,054,691	10.7412	to	11.2525	11,224,190	0.93	1.15	to	1.85	(13.15)	to	(8.08)
OP2
	December 31, 2004	405,762	21.3760	to	23.3597	9,290,313	0.10	1.15	to	1.70	17.13	to	17.98
	December 31, 2003	476,073	18.1632	to	19.8527	9,245,289		1.15	to	1.85	29.98	to	30.92
	December 31, 2002	579,459	13.9078	to	15.2044	8,615,606		1.00	to	1.85	(8.85)	to	(8.19)
	December 31, 2001	900,726	14.3036	to	15.6418	14,564,433	0.21	1.15	to	1.85	4.58	to	5.34
OP3
	December 31, 2004	173,617	15.3457	to	20.8163	3,170,666	0.05	1.15	to	1.85	15.70	to	16.54
	December 31, 2003	237,694	13.2005	to	17.8622	3,686,836	0.06	1.15	to	1.85	40.02	to	41.03
	December 31, 2002	330,269	9.3830	to	12.6653	3,660,269	0.08	1.00	to	1.85	(23.09)	to	(22.53)
	December 31, 2001	536,606	11.3704	to	15.2911	7,470,840	1.07	1.15	to	1.85	6.32	to	7.09
OP4
	December 31, 2004	145,797	11.3997	to	11.8861	1,724,996	1.55	1.15	to	1.60	8.99	to	9.50
	December 31, 2003	175,394	10.4103	to	10.8835	1,898,569	1.92	1.15	to	1.70	4.45	to	20.37
	December 31, 2002	206,097	8.6487	to	9.0659	1,860,060	2.18	1.00	to	1.85	(18.42)	to	(17.83)
	December 31, 2001	304,247	10.9367	to	11.5107	3,346,490	2.37	1.15	to	1.85	(6.44)	to	(6.00)
PHY
	December 31, 2004	5,662,497	11.4668	to	14.3060	79,762,456	6.60	1.15	to	2.55	6.76	to	8.31
	December 31, 2003	5,046,425	10.7405	to	13.2837	66,020,259	7.14	1.00	to	2.55	7.41	to	32.51
	December 31, 2002 (d)	2,764,653	10.8107	to	10.9945	29,938,965	10.40	1.00	to	2.30	8.11	to	9.95
PMB
	December 31, 2004	3,755,012	11.5871	to	16.7929	61,554,549	3.97	1.15	to	2.55	9.26	to	10.84
	December 31, 2003	3,397,699	10.6054	to	15.1763	50,681,753	4.91	1.00	to	2.55	6.05	to	51.76
	December 31, 2002 (d)	2,694,865	11.2045	to	11.6365	31,322,058	7.96	1.00	to	2.30	12.04	to	16.37
PRR
	December 31, 2004	1,673,196	11.3967	to	11.9780	19,484,866	1.00	1.15	to	2.25	6.46	to	7.68
	December 31, 2003	1,364,548	10.7050	to	11.1879	14,822,118	2.41	1.15	to	2.25	6.57	to	11.88
	December 31, 2002 (d)	161,628	10.0645	to	10.0894	1,660,281	3.29	1.00	to	2.30	0.64	to	0.89
PTR
	December 31, 2004	9,586,165	10.1732	to	11.0931	104,630,759	1.89	1.00	to	2.55	2.21	to	3.84
	December 31, 2003	8,040,150	9.9532	to	10.7591	85,028,589	2.79	1.00	to	2.55	(0.47)	to	7.33
	December 31, 2002 (d)	4,171,216	10.1935	to	10.4195	42,621,301	4.28	1.00	to	2.30	1.93	to	4.20
RX1
	December 31, 2004	137,931	7.9839	to	16.3411	1,155,170	0.04	1.15	to	2.10	12.21	to	13.30
	December 31, 2003	170,733	7.0970	to	14.4815	1,262,326		1.15	to	2.10	(28.93)	to	44.81
	December 31, 2002	178,307	5.1947	to	6.3585	937,500	3.43	1.15	to	2.05	(36.92)	to	(36.42)
	December 31, 2001 (a)	25,047	7.5481	to	9.1202	206,738	3.83	1.40	to	1.85	(17.65)	to	(17.34)
RX2
	December 31, 2004	330,956	7.2744	to	17.4743	2,922,248		1.15	to	2.10	7.04	to	8.09
	December 31, 2003	552,205	6.7783	to	16.1999	4,257,452		1.15	to	2.10	(31.85)	to	62.00
	December 31, 2002	184,922	4.7490	to	11.2833	905,669		1.15	to	1.90	(41.43)	to	12.83
	December 31, 2001 (a)	207,526	6.4472	to	8.2307	1,646,368		1.40	to	1.85	(20.84)	to	(20.49)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four,
Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts
Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31

			Unit				Investment
			Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SB1
	December 31, 2004	43,010	$ 16.5603			$712,430	0.54%	1.40%			6.81%
	December 31, 2003	45,933	15.5041			712,300	0.26	1.40			37.12
	December 31, 2002	50,322	11.3073			569,133	0.36	1.40			(25.10)
	December 31, 2001	58,507	15.3706			895,117	1.06	1.40			(0.84)
SB2
	December 31, 2004	46,159	13.0390			601,852	1.46	1.40			8.85
	December 31, 2003	45,865	11.9790			549,419	1.44	1.40			30.51
	December 31, 2002	44,173	9.1789			405,465	1.10	1.40			(24.11)
	December 31, 2001	46,806	12.4261			566,123	0.77	1.40			(5.48)
SB3
	December 31, 2004	208,946	14.6110			3,084,437	4.61	1.40			5.17
	December 31, 2003	227,701	13.8926			3,194,920	5.04	1.40			11.67
	December 31, 2002	266,350	12.4412			3,343,591	4.55	1.40			7.34
	December 31, 2001	312,493	11.3543			3,651,666	4.01	1.40			5.43
SB4
	December 31, 2004	311,151	11.8238			3,692,182	1.77	1.40			7.23
	December 31, 2003	303,978	11.0262			3,364,835	1.77	1.40			14.32
	December 31, 2002	280,674	9.6453			2,719,538	1.25	1.40			(8.15)
	December 31, 2001	377,628	10.5189			3,979,916	2.50	1.40			(2.18)
SC1
	December 31, 2004	9,989,638	9.5899	to	10.9024	102,780,734	0.79	1.00	to	2.55	(1.79)	to	3.57
	December 31, 2003	9,408,598	9.7395	to	10.9475	97,978,157	0.56	1.00	to	2.50	(2.03)	to	(0.46)
	December 31, 2002	13,525,823	9.9092	to	11.0128	143,088,640	1.11	1.00	to	2.25	(0.91)	to	0.11
	December 31, 2001	10,787,454	10.6595	to	10.9209	115,305,491	3.13	1.00	to	1.85	1.66	to	2.55
SC2
	December 31, 2004	3,916,087	11.5190	to	13.4781	51,252,953	4.82	1.15	to	2.25	4.18	to	15.19
	December 31, 2003	4,713,218	11.0977	to	12.8517	58,964,013	5.26	1.15	to	2.10	7.35	to	22.91
	December 31, 2002	5,494,856	10.3315	to	11.8930	64,022,576	5.62	1.00	to	2.25	3.25	to	4.00
	December 31, 2001	7,089,173	10.7052	to	11.2878	79,912,659	6.01	1.15	to	1.85	5.24	to	6.01
SC3
	December 31, 2004	3,421,485	15.7675	to	26.7785	74,964,847	1.67	1.15	to	2.55	29.91	to	31.80
	December 31, 2003	3,686,003	12.1371	to	20.3175	61,894,047		1.00	to	2.55	21.37	to	66.01
	December 31, 2002	3,241,508	9.5184	to	15.1589	42,368,386	6.02	1.00	to	2.25	(4.82)	to	6.17
	December 31, 2001	1,408,479	11.0724	to	13.8086	18,358,466	5.46	1.15	to	1.85	10.47	to	11.27
SC4
	December 31, 2004 (z)							0.67	to	1.23	(3.55)	to	(2.99)
	December 31, 2003	999,284	6.0621	to	14.1568	7,554,286	0.37	1.15	to	2.10	(4.21)	to	41.57
	December 31, 2002	1,023,813	4.7131	to	10.9474	5,839,902	0.15	1.00	to	2.05	(29.21)	to	9.47
	December 31, 2001	994,748	6.7732	to	10.2515	8,230,145	0.24	1.15	to	1.85	(17.81)	to	(17.20)
SC5
	December 31, 2004	5,905,259	11.4322	to	19.9695	84,049,652		1.00	to	2.55	13.17	to	14.98
	December 31, 2003	5,764,598	10.0189	to	17.4474	71,560,388		1.00	to	2.55	7.18	to	39.73
	December 31, 2002	5,545,133	7.4927	to	13.0085	51,368,231		1.00	to	2.25	(19.65)	to	4.75
	December 31, 2001	4,473,960	8.7568	to	15.1331	51,486,712		1.00	to	1.85	(5.06)	to	(4.24)
SC6
	December 31, 2004 (z)							0.67	to	1.20	(3.31)	to	(2.77)
	December 31, 2003	536,479	7.5228	to	13.3374	4,446,556	0.80	1.15	to	2.05	(4.08)	to	33.37
	December 31, 2002	557,939	5.8981	to	7.5365	3,586,428	0.49	1.00	to	2.05	(26.23)	to	(24.63)
	December 31, 2001	399,721	8.1455	to	10.3172	3,569,703	0.36	1.15	to	1.85	(9.64)	to	(8.98)
SC7
	December 31, 2004	4,738,650	9.9620	to	15.0463	49,162,052	0.66	1.15	to	2.30	9.86	to	11.17
	December 31, 2003	4,594,007	9.0262	to	13.5636	42,970,532	0.58	1.00	to	2.30	(5.76)	to	34.96
	December 31, 2002	4,409,222	7.0467	to	10.5355	31,678,763		1.00	to	2.15	(17.84)	to	5.35
	December 31, 2001	3,692,440	8.5577	to	9.0832	32,120,228	0.53	1.00	to	1.85	(12.27)	to	(11.51)
SC8
	December 31, 2004 (z)						1.02	0.67	to	1.23	(3.49)	to	(2.92)
	December 31, 2003	589,710	9.9475	to	14.1380	6,493,267	0.45	1.15	to	2.10	31.67	to	41.38
	December 31, 2002	734,726	7.5318	to	10.6525	6,094,129	0.15	1.00	to	2.05	(19.97)	to	6.53
	December 31, 2001	771,222	9.4147	to	10.4689	7,997,588		1.15	to	1.85	(8.33)	to	(7.66)

(z) Fund closed during the year

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III, Futurity Select Four, Futurity Select Four Plus, Futurity Select Seven, Futurity Select Freedom and Futurity Select Incentive Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31						For year ended December 31

			Unit					Investment
			Fair Value					Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets		Ratio*	lowest to highest**			lowest to highest***
SC9
	December 31, 2004 (z)		$			$		%	0.67	% to	1.31%	(0.17)%	to	0.41%
	December 31, 2003	442,892	8.5493	to	13.6614		4,406,020	0.87	1.15	to	2.10	30.04	to	36.22
	December 31, 2002	449,981	6.5312	to	10.4313		3,390,869	0.79	1.00	to	2.05	(28.84)	to	4.31
	December 31, 2001	426,871	9.3753	to	11.1956		4,530,621	0.90	1.15	to	1.85	(4.37)	to	(3.68)
SCA
	December 31, 2004 (z)								0.67	to	1.31	0.92	to	1.60
	December 31, 2003	1,282,731	11.4200	to	14.6997		16,488,613	6.31	1.15	to	2.25	14.20	to	46.47
	December 31, 2002	1,323,897	8.8617	to	11.2852		13,108,916	0.06	1.00	to	2.05	(11.38)	to	12.85
	December 31, 2001	1,179,279	9.7186	to	10.2926		12,795,381	0.02	1.15	to	1.85	4.85	to	5.60
SCB
	December 31, 2004	5,487,756	11.6321	to	16.7874		84,451,283		1.15	to	2.55	15.40	to	17.08
	December 31, 2003	5,188,084	10.0485	to	14.4157		68,670,792	0.06	1.00	to	2.55	0.76	to	44.16
	December 31, 2002	4,469,212	7.2585	to	10.2435		42,832,704		1.00	to	2.25	(27.42)	to	1.30
	December 31, 2001	1,560,208	10.1641	to	12.1750		19,339,906	0.03	1.15	to	1.85	6.89	to	7.66
SCC
	December 31, 2004 (z)											(0.60)	to	(0.02)
	December 31, 2003	313,840	9.0109	to	12.5597		3,195,908	0.83	1.15	to	2.10	(2.43)	to	27.59
	December 31, 2002	324,332	7.0803	to	9.8556		2,580,261	0.85	1.00	to	2.05	(23.10)	to	(1.44)
	December 31, 2001 (a)	237,971	9.3713	to	10.9697		2,472,871	1.12	1.15	to	1.85	(7.81)	to	(7.15)
SCH
	December 31, 2004 (z)							0.03	0.67	to	1.23	3.89	to	4.49
	December 31, 2003	538,958	11.3418	to	13.9570		6,386,730	0.09	1.15	to	2.10	18.04	to	38.78
	December 31, 2002	550,836	8.4919	to	10.3759		4,842,702	0.16	1.15	to	2.25	(15.08)	to	3.76
	December 31, 2001 (a)	154,774	8.1066	to	9.6479		1,516,630	0.63	1.15	to	1.85	(2.28)	to	(1.81)
SCI
	December 31, 2004 (z)								0.67	to	1.23	(2.01)	to	(1.44)
	December 31, 2003	587,800	7.5969	to	13.3999		4,859,147		1.15	to	2.10	19.12	to	33.24
	December 31, 2002	461,060	5.9962	to	10.5230		2,818,332		1.05	to	2.10	(31.29)	to	5.23
	December 31, 2001 (a)	280,389	7.5155	to	9.3302		2,429,298		1.15	to	1.85	(13.60)	to	(13.19)
SCJ
	December 31, 2004 (z)								0.67	to	1.23	(6.74)	to	(6.19)
	December 31, 2003	869,770	9.1921	to	13.3723		8,692,177		1.15	to	2.25	(8.08)	to	33.34
	December 31, 2002 (c)	760,555	7.0143	to	10.0953		5,681,218	0.14	1.00	to	2.05	(29.86)	to	0.95
SCK
	December 31, 2004 (z)								0.67	to	1.34	(2.92)	to	(2.35)
	December 31, 2003	610,539	9.2748	to	13.1078		6,218,279	0.57	1.15	to	2.10	0.31	to	30.33
	December 31, 2002 (c)	568,391	7.2646	to	10.1942		4,424,076	0.48	1.00	to	2.05	(27.35)	to	1.94
SCL
	December 31, 2004 (z)								0.67	to	1.31	(2.52)	to	(1.86)
	December 31, 2003	383,273	10.4908	to	15.0261		4,323,920		1.15	to	2.25	5.29	to	49.83
	December 31, 2002 (c)	282,059	7.4789	to	10.6145		2,161,213		1.00	to	2.05	(25.21)	to	6.15
SCM
	December 31, 2004	271,452	13.1607	to	20.0633		3,913,237	0.35	1.15	to	2.30	17.61	to	97.95
	December 31, 2003	201,242	11.1994	to	16.8941		2,371,760	2.09	1.15	to	2.30	12.09	to	68.94
	December 31, 2002 (e)	18,231	7.4631	to	7.4912		136,243	0.75	1.30	to	1.85	(25.37)	to	(25.09)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period May 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(e) For the period April 29, 2002 (commencement of operations) through December 31, 2002.

(z) Fund closed during the year.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS
	A.	Condensed Financial Information - Accumulation Unit Values

(Part A)

	B.	Financial Statements of the Depositor (Part B)
		1.	Consolidated Statements of Income, Years Ended December 31, 2004, 2003 and 2002;
		2.	Consolidated Balance Sheets, December 31, 2004 and 2003,
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2004, 2003 and 2002;
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2004, 2003 and 2002;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2004, 2003 and 2002;
		6.	Notes to Consolidated Financial Statements; and
		7.	Report of Independent Registered Public Accountants.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2004;
		2.	Statement of Operations, Year Ended December 31, 2004;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2004 and December 31, 2003;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accountants.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)

Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998); and

(3)(b)(iii)

Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)

Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(4)(b)

Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(4)(c)

Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(4)(d)

Specimen Revised Specification Page to be issued in connection with Certificate, filed as Exhibit 4(b) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-30844, filed on April 23, 2001);

(4)(e)

Specimen Revised Specification Page to be issued in connection with Individual Annuity Contract, filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-30844, filed on April 23, 2001);

(5)(a)

Specimen Application to be used with Contracts filed as Exhibits 4(a) and 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(5)(b)

Specimen Application to be used with Certificate filed as Exhibit 4(b) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-30844, filed on June 9, 2000);

(5)(c)

Specimen Revised Application to be used with Certificate, filed as Exhibit 4(b) and Contract, filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-30844, filed on April 23, 2001);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)

Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)

Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)

Fund Participation Agreement between the Depositor and J.P. Morgan Services Trust II (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(d)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(e)

Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(f)

Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(g)

Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(h)

Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc. Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(i)

Participation Agreement dated as of February 17, 1998 by and among the Depositor, Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-41438 filed September 25, 2000);

(8)(j)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 File No. 333-82957, filed July 27, 2001.)

(8)(k)

Participation Agreement dated December 1, 1996 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6. File No. 333-13087, filed January 1, 1997).

(8)(l)

Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001).

(9)

Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83256, filed on February 22, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm*;

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2004, filed on March 21, 2005);

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004)

(15)(b)

Power of Attorney for Mr. Davis and Ms. Fay (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-83516, filed on December 29, 2004);

(15)(c)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004)

(16)

Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on February 25, 2005).

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* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor
C. James Prieur Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Chairman and Director
Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street, West SC 114D10 Toronto, ON M5H 1J9	Director
Gary Corsi Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Director & Vice President and Chief Financial Officer and Treasurer
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Director & Vice President and General Counsel
Paul W. Derksen Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Director & Vice President, Annuities
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	President and Director
Donald A. Stewart Sun Life Assurance Company of Canada 150 King Street West, SC 106A35 Toronto, Ontario Canada M5H 1J9	Director
Claude A. Accum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3378 Wellesley Hills, MA 02481	Vice President, Individual Insurance
James M.A. Anderson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3352 Wellesley Hills, MA 02481	Vice President, Investments
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Vice President and Chief Actuary
Ellen B. King Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3366 Wellesley Hills, MA 02481	Vice President, Human Resources and Public Relations
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

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Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 and is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed February 25, 2005.

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None of the companies listed in such Exhibit 13 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS


As of March 18, 2005, there were 10,049 qualified and 13,495 non-qualified Contracts issued and outstanding.

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Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), as amended effective as of January 1, 2000 (a copy of which is filed herewith), provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I,

KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D and Money Market Variable Account, High Yield Variable Account, Capital Appreciation

Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account, and Managed Sectors Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

Imants Sakson	President
James M.A. Anderson	Director
Gary Corsi	Director
Mary M. Fay	Director
Ellen B. King	Secretary
George E. Maden	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer
Amy E. Mercer	Assistant Secretary


(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.
(d)

Representation with respect to Section 26(f)(2)(A)of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

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The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to be

signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 28th day of April, 2005.

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SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante President & Director

*By:      /s/ EDWARD M. SHEA
             Edward M. Shea
             Assistant Vice President &
             Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE*	President and Director	April 28, 2005
Robert C. Salipante	(Principal Executive Officer)

/s/ GARY CORSI*	Director, Vice President & Chief Financial Officer	April 28, 2005
Gary Corsi	(Principal Financial and Accounting Officer)

*By: /s/ EDWARD M. SHEA	Attorney-in-Fact for	April 28, 2005
Edward M. Shea	C. James Prieur, Chairman and Director
Donald A. Stewart , Director
Paul W. Derksen, Director
Mary M. Fay, Director
Scott M. Davis, Director

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*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by

reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on or about February 5, 2004.

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EXHIBIT INDEX


(10)(a) Consent of Independent Registered Public Accounting Firm


10 (b) Representation of Counsel